                                                     REGISTRATION NO. 333-19925
                                                     REGISTRATION NO. 811-01705
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                           REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933      [X]
                        PRE-EFFECTIVE AMENDMENT NO.      [_]
                      POST-EFFECTIVE AMENDMENT NO. 18    [X]
                                   AND/OR
                           REGISTRATION STATEMENT
                                   UNDER
                     THE INVESTMENT COMPANY ACT OF 1940  [X]
                             AMENDMENT NO. 268           [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                              SEPARATE ACCOUNT A
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  DODIE KENT
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

                 PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

                          CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                        901 NEW YORK AVENUE, NORTHWEST
                            WASHINGTON, D.C. 20001

                               -----------------

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):
    [X]Immediately upon filing pursuant to paragraph (b) of Rule 485
    [_]On (date) pursuant to paragraph (b) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

================================================================================

EXPLANATORY NOTE:

Registrant is filing this Post-Effective Amendment No. 18 to the Registration Statement No. 333-19925 for the purposes of including in the Registration Statement a revised Statement of Additional Information, including restated AXA Equitable Life Insurance Company financial statements filed therewith, and Part
C. This Post-Effective Amendment No. 18 incorporates by reference the information contained in Part A of Post-Effective Amendment No. 17, filed on April 24, 2012.

Variable Immediate Annuity

A combination variable and fixed immediate annuity contract

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1,
2012, SUPPLEMENTED AUGUST 30, 2012. THE DATE OF
THE RELATED PROSPECTUS IS MAY 1, 2012.

--------------------------------------------------------------


This statement of additional information ("SAI") is not a prospectus. It should be read in conjunction with the related Variable Immediate Annuity prospectus dated May 1, 2012. That prospectus provides detailed information concerning the contracts and the variable investment options, as well as the fixed income annuity option, that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account A. The fixed income annuity option is part of AXA Equitable's general account. Definitions of special terms used in the SAI are found in the prospectus.

A copy of the prospectus is available free of charge by writing the processing office (AXA Equitable, Variable Immediate Annuity, Benefit Payment Service Group, P.O. Box 4993, Syracuse, New York 13221), by calling 1-800-245-1230 toll free, or by contacting your financial professional.

        TABLE OF CONTENTS
        Who is AXA Equitable?                                        2
        Annuity unit values                                          2
        Custodian and independent registered public accounting firm  3
        Distribution of the contracts                                3
        Financial statements                                         3

             Copyright 2012. AXA Equitable Life Insurance Company
  1290 Avenue of the Americas, New York, New York 10104. All rights reserved.

888-1272


                                                                        #402120

                                                     Variable Immediate Annuity

WHO IS AXA EQUITABLE?

AXA Equitable is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, a holding company, which is itself a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"). Interests in AXA Financial are held by the immediate holding company, AXA America Holdings, Inc., and the following affiliated companies: Coliseum Reinsurance Company and AXA Belgium SA. AXA SA ("AXA") holds its interest in AXA America Holdings, Inc. and AXA Corporate Solutions, directly and indirectly through its wholly owned subsidiary holding company, Ouidinot Participations. AXA holds its interest in AXA Belgium SA, through its wholly owned subsidiary holding company, AXA Holdings Belgium SA.

ANNUITY UNIT VALUES

We fixed the annuity unit value for the variable investment options of the Variable Immediate Annuity contract on October 1, 1997 for contracts with AIR of 5% and 3 1/2% a year, respectively. The following table shows the annuity unit values on December 31, 2002, December 31, 2003, December 31,
2004, December 31, 2005, December 31, 2006, December 31, 2007, December 31, 2008, December 31, 2009, December 31, 2010 and December 31, 2011 (rounded to two decimal places). For each valuation period, the annuity unit value is the annuity unit value for the immediately preceding valuation period multiplied by the adjusted net investment factor under the contract.

------------------------------------------------------------------------------------------------------------------
                                              12/31/ 12/31/ 12/31/ 12/31/ 12/31/ 12/31/ 12/31/ 12/31/ 12/31/ 12/31
     VARIABLE INVESTMENT OPTIONS       AIR    2002   2003   2004   2005   2006   2007   2008   2009   2010   2011
------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation............... 3 1/2%  1.20   1.36   1.44   1.47   1.55   1.59   1.13   1.31   1.38  1.30
                                           5%  1.08   1.21   1.25   1.26   1.32   1.33   0.93   1.06   1.11  1.02
------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth. 3 1/2%  1.05   1.40   1.55   1.70   1.78   2.00   1.00   1.36   1.78  1.71
                                           5%  0.97   1.28   1.39   1.50   1.55   1.71   0.84   1.13   1.47  1.38
------------------------------------------------------------------------------------------------------------------
EQ/Common Stock Index................. 3 1/2%  1.06   1.48   1.66   1.72   1.81   1.82   0.94   1.20   1.35  1.29
                                           5%  0.95   1.31   1.45   1.48   1.54   1.52   0.78   0.97   1.08  1.02
------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index................... 3 1/2%  1.28   1.53   1.66   1.71   1.87   1.91   1.11   1.38   1.53  1.48
                                           5%  1.15   1.36   1.45   1.47   1.59   1.59   0.92   1.12   1.22  1.17
------------------------------------------------------------------------------------------------------------------
EQ/International Equity Index......... 3 1/2%  0.69   0.87   0.99   1.13   1.34   1.46   0.66   0.85   0.86  0.72
                                           5%  0.62   0.77   0.87   0.97   1.33   1.22   0.54   0.69   0.69  0.57
------------------------------------------------------------------------------------------------------------------
EQ/Intermediate Government Bond....... 3 1/2%  1.20   1.18   1.16   1.13   1.13   1.15   1.15   1.10   1.09  1.11
                                           5%  1.08   1.04   1.01   0.97   0.96   0.97   0.94   0.89   0.88  0.88
------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS............... 3 1/2%    --     --     --     --     --   9.40   4.96   0.60   6.52  5.92
                                           5%    --     --     --     --     --   9.35   4.87   0.58   6.21  5.56
------------------------------------------------------------------------------------------------------------------
EQ/Money Market....................... 3 1/2%  1.05   1.02   0.99   0.98   0.98   0.99   0.98   0.94   0.91  0.87
                                           5%  0.94   0.90   0.86   0.84   0.84   0.83   0.81   0.77   0.73  0.69
------------------------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS.................. 3 1/2%  1.25   1.25   1.25   1.23   1.24   1.24   1.11   1.15   1.17  1.14
                                           5%  1.13   1.11   1.09   1.06   1.05   1.03   0.91   0.93   0.93  0.90
------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity........ 3 1/2%  0.62   0.80   0.88   0.95   0.95   1.02   0.50   0.68   0.78  0.70
                                           5%  0.56   0.71   0.77   0.81   0.80   0.85   0.41   0.55   0.62  0.56
------------------------------------------------------------------------------------------------------------------
Multimanager Multi-Sector Bond........ 3 1/2%  0.95   1.11   1.17   1.16   1.23   1.23   0.86   0.96   0.98  0.99
                                           5%  0.85   0.98   1.02   1.00   1.04   1.02   0.71   0.78   0.79  0.78
------------------------------------------------------------------------------------------------------------------

The net investment factor is:

                                   a
                                   ----      --c
                               (   b   )

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the variable investment option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by AXA Premier VIP Trust and EQ Advisors Trust. This share value is after the deduction of fees and expenses of AXA Premier VIP Trust or EQ Advisors Trust.

(b)is the value of the variable investment options shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c)is the daily mortality and expense risks charge and administrative charge relating to the contracts, times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes. The daily charges are at an effective annual rate not to exceed a total of 1.55%.

For each valuation period, the adjusted net investment factor is equal to the net investment factor reduced for each day in the valuation period by:

..   .00013366 of the net investment factor for a contract with an assumed base rate of net investment return of 5% a year; or

..   .00009425 of the net investment factor for a contract with an assumed base rate of net investment return of 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate, also known as the "assumed investment return," or "AIR." The average annuity unit value for a calendar month is equal to the average of the annuity unit values for such month.

ILLUSTRATION OF CHANGES IN ANNUITY UNIT VALUES

To show how we determine variable annuity payments from month to month, assume that the net contribution paid for a contract is enough to fund a Variable Immediate Annuity contract with a monthly payment of $100. Also assume that the annuity unit value of the variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on an average annuity unit value of $3.56 in April 2012, the annuity payment due in June 2012 would be $95.19 (26.74 units times $3.56).

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for shares of any of the Trusts owned by Separate Account A.

The financial statements of the Separate Account at December 31, 2011 and for each of the two years in the period ended December 31, 2011, and the consolidated financial statements of AXA Equitable at December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable, and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2011, 2010 and 2009. AXA Equitable paid AXA Advisors as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A, $529,410,549 in 2011, $576,147,169 in 2010 and $557,277,070 in 2009.
Of these amounts, AXA Advisors retained $268,410,549, $364,376,758 and $306,063,542, respectively.

Under a Distribution Agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Distributors, LLC, distribution fees of $562,732,447 in 2011, $399,625,078 in 2010 and $429,091,474 in 2009, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A. Of these amounts, for each of these three years, AXA Distributors, LLC retained $15,092,209, $10,963,063 and $40,223,293, respectively.

FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm...............
                                                                        FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2011............  FSA-3
   Statements of Operations for the Year Ended December 31, 2011...... FSA-49
   Statements of Changes in Net Assets for the Years Ended
     December 31, 2011 and 2010....................................... FSA-66
   Notes to Financial Statements...................................... FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm                  F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2011 and 2010.............. F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2011, 2010 and 2009................................................ F-3
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2011, 2010 and 2009................................... F-5
   Consolidated Statements of Equity, Years Ended December 31, 2011,
     2010 and 2009...................................................... F-6
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2011, 2010 and 2009................................................ F-7
   Notes to Consolidated Financial Statements........................... F-9

                                  FSA-1  e13349

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account A of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of Separate Account A of AXA Equitable Life Insurance Company ("AXA Equitable"), as listed in Note 1 to such financial statements, at December 31, 2011, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2011 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 24, 2012

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

                                                                AMERICAN CENTURY
                                                     ALL ASSET  VP MID CAP VALUE AXA AGGRESSIVE AXA BALANCED AXA CONSERVATIVE
                                                    ALLOCATION*       FUND        ALLOCATION*    STRATEGY*     ALLOCATION*
                                                    ----------- ---------------- -------------- ------------ ----------------
ASSETS:
Investments in shares of The Trusts, at fair value. $25,298,887    $1,668,879     $357,021,178  $34,134,233    $116,025,322
Receivable for The Trusts shares sold..............          --            --               --        1,215              --
Receivable for policy-related transactions.........      21,299         5,784          187,326           --          92,041
                                                    -----------    ----------     ------------  -----------    ------------
   Total assets....................................  25,320,186     1,674,663      357,208,504   34,135,448     116,117,363
                                                    -----------    ----------     ------------  -----------    ------------

LIABILITIES:
Payable for The Trusts shares purchased............      21,299         5,784          187,326           --          92,041
Payable for policy-related transactions............          --            --               --        1,215              --
                                                    -----------    ----------     ------------  -----------    ------------
   Total liabilities...............................      21,299         5,784          187,326        1,215          92,041
                                                    -----------    ----------     ------------  -----------    ------------
NET ASSETS......................................... $25,298,887    $1,668,879     $357,021,178  $34,134,233    $116,025,322
                                                    ===========    ==========     ============  ===========    ============

NET ASSETS:
Accumulation Units................................. $25,298,319    $1,668,433     $357,014,319  $34,129,002    $116,023,025
Contracts in payout (annuitization) period.........          --            --               --           --              --
Retained by AXA Equitable in Separate Account A....         568           446            6,859        5,231           2,297
                                                    -----------    ----------     ------------  -----------    ------------
TOTAL NET ASSETS................................... $25,298,887    $1,668,879     $357,021,178  $34,134,233    $116,025,322
                                                    ===========    ==========     ============  ===========    ============

Investments in shares of The Trusts, at cost....... $26,872,077    $1,679,899     $373,414,728  $34,925,609    $120,133,133
The Trusts shares held
   Class A.........................................          --            --               --       46,671              --
   Class B.........................................   1,475,377            --       40,110,453    2,881,210      12,353,230
   Class II........................................          --       123,621               --           --              --

                                                    AXA CONSERVATIVE
                                                    GROWTH STRATEGY*
                                                    ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $5,952,575
Receivable for The Trusts shares sold..............            --
Receivable for policy-related transactions.........       115,018
                                                       ----------
   Total assets....................................     6,067,593
                                                       ----------

LIABILITIES:
Payable for The Trusts shares purchased............       115,018
Payable for policy-related transactions............            --
                                                       ----------
   Total liabilities...............................       115,018
                                                       ----------
NET ASSETS.........................................    $5,952,575
                                                       ==========

NET ASSETS:
Accumulation Units.................................    $5,950,970
Contracts in payout (annuitization) period.........            --
Retained by AXA Equitable in Separate Account A....         1,605
                                                       ----------
TOTAL NET ASSETS...................................    $5,952,575
                                                       ==========

Investments in shares of The Trusts, at cost.......    $6,063,704
The Trusts shares held
   Class A.........................................            --
   Class B.........................................       517,664
   Class II........................................            --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                    AXA CONSERVATIVE AXA CONSERVATIVE- AXA GROWTH  AXA MODERATE
                                                       STRATEGY*     PLUS ALLOCATION*  STRATEGY*   ALLOCATION*
                                                    ---------------- ----------------- ---------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $2,769,194      $160,113,107    $1,176,538 $1,531,985,819
Receivable for The Trusts shares sold..............            98                --            37             --
Receivable for policy-related transactions.........            --           122,735            --      1,068,083
                                                       ----------      ------------    ---------- --------------
   Total assets....................................     2,769,292       160,235,842     1,176,575  1,533,053,902
                                                       ----------      ------------    ---------- --------------

LIABILITIES:
Payable for The Trusts shares purchased............            --           122,735            --        936,967
Payable for policy-related transactions............            98                --             1             --
                                                       ----------      ------------    ---------- --------------
   Total liabilities...............................            98           122,735             1        936,967
                                                       ----------      ------------    ---------- --------------
NET ASSETS.........................................    $2,769,194      $160,113,107    $1,176,574 $1,532,116,935
                                                       ==========      ============    ========== ==============

NET ASSETS:
Accumulation Units.................................    $2,768,377      $160,091,394    $1,176,574 $1,524,967,075
Contracts in payout (annuitization) period.........            --                --            --      6,855,555
Retained by AXA Equitable in Separate Account A....           817            21,713            --        294,305
                                                       ----------      ------------    ---------- --------------
TOTAL NET ASSETS...................................    $2,769,194      $160,113,107    $1,176,574 $1,532,116,935
                                                       ==========      ============    ========== ==============

Investments in shares of The Trusts, at cost.......    $2,797,525      $164,970,391    $1,163,873 $1,748,281,552
The Trusts shares held
   Class A.........................................            --                --        96,907    100,786,226
   Class B.........................................       251,914        17,447,176            --     20,900,197

                                                    AXA MODERATE-PLUS AXA TACTICAL
                                                       ALLOCATION*    MANAGER 2000*
                                                    ----------------- -------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $807,741,526     $1,291,457
Receivable for The Trusts shares sold..............             --             --
Receivable for policy-related transactions.........        152,874         15,877
                                                      ------------     ----------
   Total assets....................................    807,894,400      1,307,334
                                                      ------------     ----------

LIABILITIES:
Payable for The Trusts shares purchased............        152,874         15,877
Payable for policy-related transactions............             --             --
                                                      ------------     ----------
   Total liabilities...............................        152,874         15,877
                                                      ------------     ----------
NET ASSETS.........................................   $807,741,526     $1,291,457
                                                      ============     ==========

NET ASSETS:
Accumulation Units.................................   $807,707,898     $1,291,239
Contracts in payout (annuitization) period.........             --             --
Retained by AXA Equitable in Separate Account A....         33,628            218
                                                      ------------     ----------
TOTAL NET ASSETS...................................   $807,741,526     $1,291,457
                                                      ============     ==========

Investments in shares of The Trusts, at cost.......   $856,046,501     $1,388,399
The Trusts shares held
   Class A.........................................             --             --
   Class B.........................................     85,635,886         97,215

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                               AXA TACTICAL                       EQ/AXA FRANKLIN
                                                    AXA TACTICAL AXA TACTICAL    MANAGER     EQ/ALLIANCEBERNSTEIN SMALL CAP VALUE
                                                    MANAGER 400* MANAGER 500* INTERNATIONAL*  SMALL CAP GROWTH*        CORE*
                                                    ------------ ------------ -------------- -------------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $2,592,201   $3,721,122    $3,102,163       $290,309,414       $13,851,222
Receivable for The Trusts shares sold..............          --           --            --            117,387                --
Receivable for policy-related transactions.........      18,022       25,026        34,483                 --             1,226
                                                     ----------   ----------    ----------       ------------       -----------
   Total assets....................................   2,610,223    3,746,148     3,136,646        290,426,801        13,852,448
                                                     ----------   ----------    ----------       ------------       -----------

LIABILITIES:
Payable for The Trusts shares purchased............      18,022       25,026        34,483                 --             1,226
Payable for policy-related transactions............          --           --            --            116,874                --
                                                     ----------   ----------    ----------       ------------       -----------
   Total liabilities...............................      18,022       25,026        34,483            116,874             1,226
                                                     ----------   ----------    ----------       ------------       -----------
NET ASSETS.........................................  $2,592,201   $3,721,122    $3,102,163       $290,309,927       $13,851,222
                                                     ==========   ==========    ==========       ============       ===========

NET ASSETS:
Accumulation Units.................................  $2,591,907   $3,720,749    $3,101,715       $288,454,449       $13,850,526
Contracts in payout (annuitization) period.........          --           --            --          1,855,478                --
Retained by AXA Equitable in Separate Account A....         294          373           448                 --               696
                                                     ----------   ----------    ----------       ------------       -----------
TOTAL NET ASSETS...................................  $2,592,201   $3,721,122    $3,102,163       $290,309,927       $13,851,222
                                                     ==========   ==========    ==========       ============       ===========

Investments in shares of The Trusts, at cost.......  $2,915,803   $3,917,278    $3,607,516       $263,583,697       $13,922,245
The Trusts shares held
   Class A.........................................          --           --            --         16,008,350                --
   Class B.........................................     188,951      287,941       297,621          2,607,722         1,500,151

                                                       EQ/BLACKROCK
                                                    BASIC VALUE EQUITY*
                                                    -------------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $402,741,443
Receivable for The Trusts shares sold..............              --
Receivable for policy-related transactions.........          43,011
                                                       ------------
   Total assets....................................     402,784,454
                                                       ------------

LIABILITIES:
Payable for The Trusts shares purchased............          43,011
Payable for policy-related transactions............              --
                                                       ------------
   Total liabilities...............................          43,011
                                                       ------------
NET ASSETS.........................................    $402,741,443
                                                       ============

NET ASSETS:
Accumulation Units.................................    $402,728,380
Contracts in payout (annuitization) period.........              --
Retained by AXA Equitable in Separate Account A....          13,063
                                                       ------------
TOTAL NET ASSETS...................................    $402,741,443
                                                       ============

Investments in shares of The Trusts, at cost.......    $398,100,109
The Trusts shares held
   Class A.........................................              --
   Class B.........................................      30,781,535

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                       EQ/BOSTON     EQ/CALVERT   EQ/CAPITAL
                                                    ADVISORS EQUITY   SOCIALLY     GUARDIAN   EQ/COMMON STOCK EQ/CORE BOND
                                                        INCOME*     RESPONSIBLE*  RESEARCH*       INDEX*         INDEX*
                                                    --------------- ------------ ------------ --------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $55,552,253   $23,708,047  $155,682,107 $1,929,617,284  $122,836,713
Receivable for The Trusts shares sold..............            --            --            --        695,371        44,430
Receivable for policy-related transactions.........        33,739        11,325       115,029             --            --
                                                      -----------   -----------  ------------ --------------  ------------
   Total assets....................................    55,585,992    23,719,372   155,797,136  1,930,312,655   122,881,143
                                                      -----------   -----------  ------------ --------------  ------------

LIABILITIES:
Payable for The Trusts shares purchased............        33,739        11,325       115,029             --            --
Payable for policy-related transactions............            --            --            --        549,101        44,430
                                                      -----------   -----------  ------------ --------------  ------------
   Total liabilities...............................        33,739        11,325       115,029        549,101        44,430
                                                      -----------   -----------  ------------ --------------  ------------
NET ASSETS.........................................   $55,552,253   $23,708,047  $155,682,107 $1,929,763,554  $122,836,713
                                                      ===========   ===========  ============ ==============  ============

NET ASSETS:
Accumulation Units.................................   $55,549,639   $23,548,775  $155,655,639 $1,917,235,056  $122,833,106
Contracts in payout (annuitization) period.........            --            --            --     12,528,498            --
Retained by AXA Equitable in Separate Account A....         2,614       159,272        26,468             --         3,607
                                                      -----------   -----------  ------------ --------------  ------------
TOTAL NET ASSETS...................................   $55,552,253   $23,708,047  $155,682,107 $1,929,763,554  $122,836,713
                                                      ===========   ===========  ============ ==============  ============

Investments in shares of The Trusts, at cost.......   $49,973,648   $23,113,653  $154,906,276 $2,153,843,226  $120,867,031
The Trusts shares held
   Class A.........................................            --            --            --    115,423,256            --
   Class B.........................................    10,797,155     3,300,029    12,409,202      5,697,773    12,285,335

                                                    EQ/DAVIS NEW YORK
                                                        VENTURE*
                                                    -----------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $25,523,724
Receivable for The Trusts shares sold..............             --
Receivable for policy-related transactions.........          7,078
                                                       -----------
   Total assets....................................     25,530,802
                                                       -----------

LIABILITIES:
Payable for The Trusts shares purchased............          7,078
Payable for policy-related transactions............             --
                                                       -----------
   Total liabilities...............................          7,078
                                                       -----------
NET ASSETS.........................................    $25,523,724
                                                       ===========

NET ASSETS:
Accumulation Units.................................    $25,523,126
Contracts in payout (annuitization) period.........             --
Retained by AXA Equitable in Separate Account A....            598
                                                       -----------
TOTAL NET ASSETS...................................    $25,523,724
                                                       ===========

Investments in shares of The Trusts, at cost.......    $24,479,845
The Trusts shares held
   Class A.........................................             --
   Class B.........................................      2,758,955

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                                           EQ/FRANKLIN
                                                                         EQ/EQUITY GROWTH EQ/FRANKLIN CORE  TEMPLETON
                                                    EQ/EQUITY 500 INDEX*      PLUS*          BALANCED*     ALLOCATION*
                                                    -------------------- ---------------- ---------------- -----------
ASSETS:
Investments in shares of The Trusts, at fair value.     $763,471,535       $311,115,187     $70,829,135    $46,430,787
Receivable for The Trusts shares sold..............          226,980            139,524              --             --
Receivable for policy-related transactions.........               --                 --          47,708         35,207
                                                        ------------       ------------     -----------    -----------
   Total assets....................................      763,698,515        311,254,711      70,876,843     46,465,994
                                                        ------------       ------------     -----------    -----------

LIABILITIES:
Payable for The Trusts shares purchased............               --                 --          47,708         35,207
Payable for policy-related transactions............          226,980            139,524              --             --
                                                        ------------       ------------     -----------    -----------
   Total liabilities...............................          226,980            139,524          47,708         35,207
                                                        ------------       ------------     -----------    -----------
NET ASSETS.........................................     $763,471,535       $311,115,187     $70,829,135    $46,430,787
                                                        ============       ============     ===========    ===========

NET ASSETS:
Accumulation Units.................................     $760,139,027       $311,114,257     $70,811,521    $46,423,961
Contracts in payout (annuitization) period.........        3,243,430                 --              --             --
Retained by AXA Equitable in Separate Account A....           89,078                930          17,614          6,826
                                                        ------------       ------------     -----------    -----------
TOTAL NET ASSETS...................................     $763,471,535       $311,115,187     $70,829,135    $46,430,787
                                                        ============       ============     ===========    ===========

Investments in shares of The Trusts, at cost.......     $743,190,906       $298,162,721     $66,070,925    $44,882,802
The Trusts shares held
   Class A.........................................       30,526,143                 --              --             --
   Class B.........................................        4,326,618         22,259,431       8,563,920      6,361,442

                                                    EQ/GAMCO MERGERS  EQ/GAMCO SMALL
                                                    AND ACQUISITIONS* COMPANY VALUE*
                                                    ----------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $19,833,238     $367,991,904
Receivable for The Trusts shares sold..............             --               --
Receivable for policy-related transactions.........         17,578          100,271
                                                       -----------     ------------
   Total assets....................................     19,850,816      368,092,175
                                                       -----------     ------------

LIABILITIES:
Payable for The Trusts shares purchased............         17,578          100,271
Payable for policy-related transactions............             --               --
                                                       -----------     ------------
   Total liabilities...............................         17,578          100,271
                                                       -----------     ------------
NET ASSETS.........................................    $19,833,238     $367,991,904
                                                       ===========     ============

NET ASSETS:
Accumulation Units.................................    $19,825,823     $367,987,594
Contracts in payout (annuitization) period.........             --               --
Retained by AXA Equitable in Separate Account A....          7,415            4,310
                                                       -----------     ------------
TOTAL NET ASSETS...................................    $19,833,238     $367,991,904
                                                       ===========     ============

Investments in shares of The Trusts, at cost.......    $19,752,471     $320,833,651
The Trusts shares held
   Class A.........................................             --               --
   Class B.........................................      1,632,482        9,873,595

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                    EQ/INTERMEDIATE
                                                    EQ/GLOBAL BOND EQ/GLOBAL MULTI- GOVERNMENT BOND EQ/INTERNATIONAL
                                                        PLUS*       SECTOR EQUITY*      INDEX*         CORE PLUS*
                                                    -------------- ---------------- --------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $83,626,451     $354,931,657     $95,728,711     $119,909,810
Receivable for The Trusts shares sold..............           --               --         190,889          163,754
Receivable for policy-related transactions.........       56,154          314,088              --               --
                                                     -----------     ------------     -----------     ------------
   Total assets....................................   83,682,605      355,245,745      95,919,600      120,073,564
                                                     -----------     ------------     -----------     ------------

LIABILITIES:
Payable for The Trusts shares purchased............       56,154          314,088              --               --
Payable for policy-related transactions............           --               --         190,709          163,754
                                                     -----------     ------------     -----------     ------------
   Total liabilities...............................       56,154          314,088         190,709          163,754
                                                     -----------     ------------     -----------     ------------
NET ASSETS.........................................  $83,626,451     $354,931,657     $95,728,891     $119,909,810
                                                     ===========     ============     ===========     ============

NET ASSETS:
Accumulation Units.................................  $83,622,083     $354,891,433     $95,267,706     $119,908,970
Contracts in payout (annuitization) period.........           --               --         459,053               --
Retained by AXA Equitable in Separate Account A....        4,368           40,224           2,132              840
                                                     -----------     ------------     -----------     ------------
TOTAL NET ASSETS...................................  $83,626,451     $354,931,657     $95,728,891     $119,909,810
                                                     ===========     ============     ===========     ============

Investments in shares of The Trusts, at cost.......  $83,074,571     $346,518,358     $92,571,821     $131,390,040
The Trusts shares held
   Class A.........................................           --               --       6,897,970               --
   Class B.........................................    8,353,920       33,131,438       2,355,331       15,518,944

                                                    EQ/INTERNATIONAL EQ/INTERNATIONAL
                                                     EQUITY INDEX*     VALUE PLUS*
                                                    ---------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $394,517,057     $198,049,095
Receivable for The Trusts shares sold..............        412,960               --
Receivable for policy-related transactions.........             --          346,154
                                                      ------------     ------------
   Total assets....................................    394,930,017      198,395,249
                                                      ------------     ------------

LIABILITIES:
Payable for The Trusts shares purchased............             --          346,154
Payable for policy-related transactions............        412,960               --
                                                      ------------     ------------
   Total liabilities...............................        412,960          346,154
                                                      ------------     ------------
NET ASSETS.........................................   $394,517,057     $198,049,095
                                                      ============     ============

NET ASSETS:
Accumulation Units.................................   $393,042,322     $198,046,731
Contracts in payout (annuitization) period.........      1,451,656               --
Retained by AXA Equitable in Separate Account A....         23,079            2,364
                                                      ------------     ------------
TOTAL NET ASSETS...................................   $394,517,057     $198,049,095
                                                      ============     ============

Investments in shares of The Trusts, at cost.......   $527,338,505     $234,176,415
The Trusts shares held
   Class A.........................................     47,972,045               --
   Class B.........................................      6,187,666       20,676,146

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                    EQ/JPMORGAN VALUE EQ/LARGE CAP CORE EQ/LARGE CAP  EQ/LARGE CAP
                                                     OPPORTUNITIES*         PLUS*       GROWTH INDEX* GROWTH PLUS*
                                                    ----------------- ----------------- ------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $43,267,054       $13,804,561    $118,558,488  $225,298,682
Receivable for The Trusts shares sold..............         44,591                --          14,827        26,482
Receivable for policy-related transactions.........             --             5,359              --            --
                                                       -----------       -----------    ------------  ------------
   Total assets....................................     43,311,645        13,809,920     118,573,315   225,325,164
                                                       -----------       -----------    ------------  ------------

LIABILITIES:
Payable for The Trusts shares purchased............             --             5,359              --            --
Payable for policy-related transactions............         44,591                --          14,827        26,482
                                                       -----------       -----------    ------------  ------------
   Total liabilities...............................         44,591             5,359          14,827        26,482
                                                       -----------       -----------    ------------  ------------
NET ASSETS.........................................    $43,267,054       $13,804,561    $118,558,488  $225,298,682
                                                       ===========       ===========    ============  ============

NET ASSETS:
Accumulation Units.................................    $43,245,202       $13,764,190    $118,552,669  $225,270,708
Contracts in payout (annuitization) period.........             --                --              --            --
Retained by AXA Equitable in Separate Account A....         21,852            40,371           5,819        27,974
                                                       -----------       -----------    ------------  ------------
TOTAL NET ASSETS...................................    $43,267,054       $13,804,561    $118,558,488  $225,298,682
                                                       ===========       ===========    ============  ============

Investments in shares of The Trusts, at cost.......    $42,909,931       $14,046,290    $103,239,848  $207,669,803
The Trusts shares held
   Class A.........................................             --                --              --            --
   Class B.........................................      4,715,970         2,091,769      13,665,785    14,115,096

                                                    EQ/LARGE CAP VALUE EQ/LARGE CAP VALUE
                                                          INDEX*             PLUS*
                                                    ------------------ ------------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $35,598,590        $692,404,466
Receivable for The Trusts shares sold..............             --             336,633
Receivable for policy-related transactions.........         64,203                  --
                                                       -----------        ------------
   Total assets....................................     35,662,793         692,741,099
                                                       -----------        ------------

LIABILITIES:
Payable for The Trusts shares purchased............         64,203                  --
Payable for policy-related transactions............             --             336,633
                                                       -----------        ------------
   Total liabilities...............................         64,203             336,633
                                                       -----------        ------------
NET ASSETS.........................................    $35,598,590        $692,404,466
                                                       ===========        ============

NET ASSETS:
Accumulation Units.................................    $35,596,092        $688,921,587
Contracts in payout (annuitization) period.........             --           3,354,554
Retained by AXA Equitable in Separate Account A....          2,498             128,325
                                                       -----------        ------------
TOTAL NET ASSETS...................................    $35,598,590        $692,404,466
                                                       ===========        ============

Investments in shares of The Trusts, at cost.......    $33,317,043        $837,254,113
The Trusts shares held
   Class A.........................................             --          63,929,035
   Class B.........................................      6,906,484           8,581,780

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                       EQ/MFS
                                                    EQ/LORD ABBETT  INTERNATIONAL                   EQ/MID CAP VALUE
                                                    LARGE CAP CORE*    GROWTH*    EQ/MID CAP INDEX*      PLUS*
                                                    --------------- ------------- ----------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $39,758,342    $63,075,363    $302,529,330      $400,010,383
Receivable for The Trusts shares sold..............        87,854             --              --            16,958
Receivable for policy-related transactions.........            --         73,120         124,645                --
                                                      -----------    -----------    ------------      ------------
   Total assets....................................    39,846,196     63,148,483     302,653,975       400,027,341
                                                      -----------    -----------    ------------      ------------

LIABILITIES:
Payable for The Trusts shares purchased............            --         73,120         124,645                --
Payable for policy-related transactions............        87,854             --              --            16,958
                                                      -----------    -----------    ------------      ------------
   Total liabilities...............................        87,854         73,120         124,645            16,958
                                                      -----------    -----------    ------------      ------------
NET ASSETS.........................................   $39,758,342    $63,075,363    $302,529,330      $400,010,383
                                                      ===========    ===========    ============      ============

NET ASSETS:
Accumulation Units.................................   $39,757,097    $63,068,485    $302,527,503      $399,994,172
Contracts in payout (annuitization) period.........            --             --              --                --
Retained by AXA Equitable in Separate Account A....         1,245          6,878           1,827            16,211
                                                      -----------    -----------    ------------      ------------
TOTAL NET ASSETS...................................   $39,758,342    $63,075,363    $302,529,330      $400,010,383
                                                      ===========    ===========    ============      ============

Investments in shares of The Trusts, at cost.......   $40,613,561    $67,252,203    $277,731,445      $376,673,238
The Trusts shares held
   Class A.........................................            --             --              --                --
   Class B.........................................     3,619,702     11,286,599      37,573,912        44,798,171

                                                                       EQ/MONTAG &
                                                    EQ/MONEY MARKET* CALDWELL GROWTH*
                                                    ---------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $105,668,679     $37,351,640
Receivable for The Trusts shares sold..............         72,270              --
Receivable for policy-related transactions.........             --          14,746
                                                      ------------     -----------
   Total assets....................................    105,740,949      37,366,386
                                                      ------------     -----------

LIABILITIES:
Payable for The Trusts shares purchased............             --          14,736
Payable for policy-related transactions............         72,272              --
                                                      ------------     -----------
   Total liabilities...............................         72,272          14,736
                                                      ------------     -----------
NET ASSETS.........................................   $105,668,677     $37,351,650
                                                      ============     ===========

NET ASSETS:
Accumulation Units.................................   $104,855,542     $37,351,650
Contracts in payout (annuitization) period.........        657,753              --
Retained by AXA Equitable in Separate Account A....        155,382              --
                                                      ------------     -----------
TOTAL NET ASSETS...................................   $105,668,677     $37,351,650
                                                      ============     ===========

Investments in shares of The Trusts, at cost.......   $105,696,502     $33,613,014
The Trusts shares held
   Class A.........................................     67,597,686              --
   Class B.........................................     38,037,057       5,961,460

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                    EQ/MORGAN STANLEY EQ/MUTUAL LARGE EQ/OPPENHEIMER EQ/PIMCO ULTRA
                                                     MID CAP GROWTH*    CAP EQUITY*      GLOBAL*      SHORT BOND*
                                                    ----------------- --------------- -------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $187,786,715      $25,982,775    $49,427,605    $123,998,060
Receivable for The Trusts shares sold..............        252,616           17,223             --         101,951
Receivable for policy-related transactions.........             --               --         59,716              --
                                                      ------------      -----------    -----------    ------------
   Total assets....................................    188,039,331       25,999,998     49,487,321     124,100,011
                                                      ------------      -----------    -----------    ------------

LIABILITIES:
Payable for The Trusts shares purchased............             --               --         59,716              --
Payable for policy-related transactions............        252,616           17,223             --         101,951
                                                      ------------      -----------    -----------    ------------
   Total liabilities...............................        252,616           17,223         59,716         101,951
                                                      ------------      -----------    -----------    ------------
NET ASSETS.........................................   $187,786,715      $25,982,775    $49,427,605    $123,998,060
                                                      ============      ===========    ===========    ============

NET ASSETS:
Accumulation Units.................................   $187,783,285      $25,979,343    $49,426,948    $123,990,332
Contracts in payout (annuitization) period.........             --               --             --              --
Retained by AXA Equitable in Separate Account A....          3,430            3,432            657           7,728
                                                      ------------      -----------    -----------    ------------
TOTAL NET ASSETS...................................   $187,786,715      $25,982,775    $49,427,605    $123,998,060
                                                      ============      ===========    ===========    ============

Investments in shares of The Trusts, at cost.......   $206,269,513      $23,984,180    $52,187,212    $124,953,307
The Trusts shares held
   Class A.........................................             --               --             --          16,494
   Class B.........................................     12,910,378        3,120,156      5,165,547      12,527,037

                                                    EQ/QUALITY BOND EQ/SMALL COMPANY
                                                         PLUS*           INDEX*
                                                    --------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $137,747,035     $176,092,893
Receivable for The Trusts shares sold..............       274,827               --
Receivable for policy-related transactions.........            --          317,220
                                                     ------------     ------------
   Total assets....................................   138,021,862      176,410,113
                                                     ------------     ------------

LIABILITIES:
Payable for The Trusts shares purchased............            --          317,220
Payable for policy-related transactions............       418,680               --
                                                     ------------     ------------
   Total liabilities...............................       418,680          317,220
                                                     ------------     ------------
NET ASSETS.........................................  $137,603,182     $176,092,893
                                                     ============     ============

NET ASSETS:
Accumulation Units.................................  $136,929,067     $175,975,391
Contracts in payout (annuitization) period.........       627,504               --
Retained by AXA Equitable in Separate Account A....        46,611          117,502
                                                     ------------     ------------
TOTAL NET ASSETS...................................  $137,603,182     $176,092,893
                                                     ============     ============

Investments in shares of The Trusts, at cost.......  $151,868,212     $165,503,409
The Trusts shares held
   Class A.........................................    12,613,243               --
   Class B.........................................     3,718,833       19,405,510

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


                                                    EQ/T. ROWE PRICE  EQ/TEMPLETON  EQ/UBS GROWTH & EQ/VAN KAMPEN EQ/WELLS FARGO
                                                     GROWTH STOCK*   GLOBAL EQUITY*     INCOME*       COMSTOCK*   OMEGA GROWTH*
                                                    ---------------- -------------- --------------- ------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $149,897,352    $29,364,325     $18,895,042    $22,874,606   $96,343,363
Receivable for The Trusts shares sold..............             --             --          28,397             --            --
Receivable for policy-related transactions.........        283,949         36,344              --         16,895       111,630
                                                      ------------    -----------     -----------    -----------   -----------
   Total assets....................................    150,181,301     29,400,669      18,923,439     22,891,501    96,454,993
                                                      ------------    -----------     -----------    -----------   -----------

LIABILITIES:
Payable for The Trusts shares purchased............        283,949         36,344              --         16,895       111,630
Payable for policy-related transactions............             --             --          28,397             --            --
                                                      ------------    -----------     -----------    -----------   -----------
   Total liabilities...............................        283,949         36,344          28,397         16,895       111,630
                                                      ------------    -----------     -----------    -----------   -----------
NET ASSETS.........................................   $149,897,352    $29,364,325     $18,895,042    $22,874,606   $96,343,363
                                                      ============    ===========     ===========    ===========   ===========

NET ASSETS:
Accumulation Units.................................   $149,893,531    $29,357,806     $18,894,220    $22,874,007   $96,316,399
Contracts in payout (annuitization) period.........             --             --              --             --            --
Retained by AXA Equitable in Separate Account A....          3,821          6,519             822            599        26,964
                                                      ------------    -----------     -----------    -----------   -----------
TOTAL NET ASSETS...................................   $149,897,352    $29,364,325     $18,895,042    $22,874,606   $96,343,363
                                                      ============    ===========     ===========    ===========   ===========

Investments in shares of The Trusts, at cost.......   $133,515,187    $29,714,421     $17,104,331    $20,531,887   $98,619,194
The Trusts shares held
   Class B.........................................      7,431,390      3,783,054       3,293,855      2,478,843    10,162,439
   Service Class 2.................................             --             --              --             --            --

                                                    FIDELITY(R) VIP
                                                     CONTRAFUND(R)
                                                       PORTFOLIO
                                                    ---------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $71,089,190
Receivable for The Trusts shares sold..............            --
Receivable for policy-related transactions.........       163,547
                                                      -----------
   Total assets....................................    71,252,737
                                                      -----------

LIABILITIES:
Payable for The Trusts shares purchased............       163,547
Payable for policy-related transactions............            --
                                                      -----------
   Total liabilities...............................       163,547
                                                      -----------
NET ASSETS.........................................   $71,089,190
                                                      ===========

NET ASSETS:
Accumulation Units.................................   $71,088,659
Contracts in payout (annuitization) period.........            --
Retained by AXA Equitable in Separate Account A....           531
                                                      -----------
TOTAL NET ASSETS...................................   $71,089,190
                                                      ===========

Investments in shares of The Trusts, at cost.......   $73,716,439
The Trusts shares held
   Class B.........................................            --
   Service Class 2.................................     3,139,982

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                    FIDELITY(R) VIP                                         INVESCO V.I.
                                                     EQUITY-INCOME  FIDELITY(R) VIP MID GOLDMAN SACHS VIT  DIVIDEND GROWTH
                                                       PORTFOLIO       CAP PORTFOLIO    MID CAP VALUE FUND      FUND
                                                    --------------- ------------------- ------------------ ---------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $659,888         $3,930,429          $3,872,806        $139,013
Receivable for The Trusts shares sold..............          --                 --                  --              --
Receivable for policy-related transactions.........       2,395              7,997              28,089             408
                                                       --------         ----------          ----------        --------
   Total assets....................................     662,283          3,938,426           3,900,895         139,421
                                                       --------         ----------          ----------        --------

LIABILITIES:
Payable for The Trusts shares purchased............       2,395              7,997              27,956             402
Payable for policy-related transactions............          --                 --                  --              --
                                                       --------         ----------          ----------        --------
   Total liabilities...............................       2,395              7,997              27,956             402
                                                       --------         ----------          ----------        --------
NET ASSETS.........................................    $659,888         $3,930,429          $3,872,939        $139,019
                                                       ========         ==========          ==========        ========

NET ASSETS:
Accumulation Units.................................    $659,289         $3,929,947          $3,872,939        $139,019
Contracts in payout (annuitization) period.........          --                 --                  --              --
Retained by AXA Equitable in Separate Account A....         599                482                  --              --
                                                       --------         ----------          ----------        --------
TOTAL NET ASSETS...................................    $659,888         $3,930,429          $3,872,939        $139,019
                                                       ========         ==========          ==========        ========

Investments in shares of The Trusts, at cost.......    $664,823         $4,278,153          $3,922,922        $135,790
The Trusts shares held
   Series II.......................................          --                 --                  --           9,930
   Service Class 2.................................      35,844            137,524                  --              --
   Service Shares..................................          --                 --             295,409              --

                                                    INVESCO V.I. GLOBAL INVESCO V.I. HIGH
                                                     REAL ESTATE FUND      YIELD FUND
                                                    ------------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value.     $12,045,915        $2,717,318
Receivable for The Trusts shares sold..............              --                --
Receivable for policy-related transactions.........          34,966             8,636
                                                        -----------        ----------
   Total assets....................................      12,080,881         2,725,954
                                                        -----------        ----------

LIABILITIES:
Payable for The Trusts shares purchased............          34,966             8,636
Payable for policy-related transactions............              --                --
                                                        -----------        ----------
   Total liabilities...............................          34,966             8,636
                                                        -----------        ----------
NET ASSETS.........................................     $12,045,915        $2,717,318
                                                        ===========        ==========

NET ASSETS:
Accumulation Units.................................     $12,045,431        $2,717,066
Contracts in payout (annuitization) period.........              --                --
Retained by AXA Equitable in Separate Account A....             484               252
                                                        -----------        ----------
TOTAL NET ASSETS...................................     $12,045,915        $2,717,318
                                                        ===========        ==========

Investments in shares of The Trusts, at cost.......     $13,154,820        $2,693,822
The Trusts shares held
   Series II.......................................       1,014,820           540,222
   Service Class 2.................................              --                --
   Service Shares..................................              --                --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                    INVESCO V.I.
                                                    INTERNATIONAL INVESCO V.I. MID CAP INVESCO V.I. SMALL IVY FUNDS VIP
                                                     GROWTH FUND    CORE EQUITY FUND    CAP EQUITY FUND      ENERGY
                                                    ------------- -------------------- ------------------ -------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $8,406,647        $7,017,104          $3,749,665      $16,122,343
Receivable for The Trusts shares sold..............          --                --                  --               --
Receivable for policy-related transactions.........      15,816           209,145               6,753           55,140
                                                     ----------        ----------          ----------      -----------
   Total assets....................................   8,422,463         7,226,249           3,756,418       16,177,483
                                                     ----------        ----------          ----------      -----------

LIABILITIES:
Payable for The Trusts shares purchased............      15,816           209,145               6,753           55,140
Payable for policy-related transactions............          --                --                  --               --
                                                     ----------        ----------          ----------      -----------
   Total liabilities...............................      15,816           209,145               6,753           55,140
                                                     ----------        ----------          ----------      -----------
NET ASSETS.........................................  $8,406,647        $7,017,104          $3,749,665      $16,122,343
                                                     ==========        ==========          ==========      ===========

NET ASSETS:
Accumulation Units.................................  $8,406,144        $7,016,562          $3,749,465      $16,122,253
Contracts in payout (annuitization) period.........          --                --                  --               --
Retained by AXA Equitable in Separate Account A....         503               542                 200               90
                                                     ----------        ----------          ----------      -----------
TOTAL NET ASSETS...................................  $8,406,647        $7,017,104          $3,749,665      $16,122,343
                                                     ==========        ==========          ==========      ===========

Investments in shares of The Trusts, at cost.......  $8,805,566        $7,520,262          $3,882,774      $17,720,933
The Trusts shares held
   Common Shares...................................          --                --                  --        2,772,973
   Series II.......................................     322,341           611,779             232,754               --

                                                    IVY FUNDS VIP HIGH IVY FUNDS VIP MID
                                                          INCOME          CAP GROWTH
                                                    ------------------ -----------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $33,348,380        $5,792,326
Receivable for The Trusts shares sold..............             --                --
Receivable for policy-related transactions.........        241,697            46,441
                                                       -----------        ----------
   Total assets....................................     33,590,077         5,838,767
                                                       -----------        ----------

LIABILITIES:
Payable for The Trusts shares purchased............        241,697            46,441
Payable for policy-related transactions............             --                --
                                                       -----------        ----------
   Total liabilities...............................        241,697            46,441
                                                       -----------        ----------
NET ASSETS.........................................    $33,348,380        $5,792,326
                                                       ===========        ==========

NET ASSETS:
Accumulation Units.................................    $33,347,033        $5,792,141
Contracts in payout (annuitization) period.........             --                --
Retained by AXA Equitable in Separate Account A....          1,347               185
                                                       -----------        ----------
TOTAL NET ASSETS...................................    $33,348,380        $5,792,326
                                                       ===========        ==========

Investments in shares of The Trusts, at cost.......    $33,729,918        $5,725,015
The Trusts shares held
   Common Shares...................................      9,754,411           692,216
   Series II.......................................             --                --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                        LAZARD RETIREMENT     MFS(R)      MFS(R) INVESTORS
                                                    IVY FUNDS VIP SMALL EMERGING MARKETS   INTERNATIONAL    GROWTH STOCK
                                                        CAP GROWTH      EQUITY PORTFOLIO  VALUE PORTFOLIO      SERIES
                                                    ------------------- ----------------- --------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.     $2,757,057         $45,950,969      $29,846,371      $2,551,681
Receivable for The Trusts shares sold..............             --                  --               --              --
Receivable for policy-related transactions.........          5,649              78,088           57,666          35,766
                                                        ----------         -----------      -----------      ----------
   Total assets....................................      2,762,706          46,029,057       29,904,037       2,587,447
                                                        ----------         -----------      -----------      ----------

LIABILITIES:
Payable for The Trusts shares purchased............          5,649              78,088           57,666          35,766
Payable for policy-related transactions............             --                  --               --              --
                                                        ----------         -----------      -----------      ----------
   Total liabilities...............................          5,649              78,088           57,666          35,766
                                                        ----------         -----------      -----------      ----------
NET ASSETS.........................................     $2,757,057         $45,950,969      $29,846,371      $2,551,681
                                                        ==========         ===========      ===========      ==========

NET ASSETS:
Accumulation Units.................................     $2,756,865         $45,930,120      $29,845,790      $2,551,443
Contracts in payout (annuitization) period.........             --                  --               --              --
Retained by AXA Equitable in Separate Account A....            192              20,849              581             238
                                                        ----------         -----------      -----------      ----------
TOTAL NET ASSETS...................................     $2,757,057         $45,950,969      $29,846,371      $2,551,681
                                                        ==========         ===========      ===========      ==========

Investments in shares of The Trusts, at cost.......     $2,817,621         $53,246,652      $30,787,843      $2,566,634
The Trusts shares held
   Common Shares...................................        295,138                  --               --              --
   Service Class...................................             --                  --        1,991,085         236,925
   Service Shares..................................             --           2,455,958               --              --

                                                    MFS(R) INVESTORS MFS(R) TECHNOLOGY
                                                      TRUST SERIES       PORTFOLIO
                                                    ---------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $3,387,995       $9,624,505
Receivable for The Trusts shares sold..............            --               --
Receivable for policy-related transactions.........         7,523           99,504
                                                       ----------       ----------
   Total assets....................................     3,395,518        9,724,009
                                                       ----------       ----------

LIABILITIES:
Payable for The Trusts shares purchased............         7,492           99,504
Payable for policy-related transactions............            --               --
                                                       ----------       ----------
   Total liabilities...............................         7,492           99,504
                                                       ----------       ----------
NET ASSETS.........................................    $3,388,026       $9,624,505
                                                       ==========       ==========

NET ASSETS:
Accumulation Units.................................    $3,388,026       $9,624,320
Contracts in payout (annuitization) period.........            --               --
Retained by AXA Equitable in Separate Account A....            --              185
                                                       ----------       ----------
TOTAL NET ASSETS...................................    $3,388,026       $9,624,505
                                                       ==========       ==========

Investments in shares of The Trusts, at cost.......    $3,458,564       $9,769,761
The Trusts shares held
   Common Shares...................................            --               --
   Service Class...................................       175,453        1,430,090
   Service Shares..................................            --               --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                                     MULTIMANAGER   MULTIMANAGER
                                                    MFS(R) UTILITIES    MULTIMANAGER    MULTIMANAGER INTERNATIONAL LARGE CAP CORE
                                                         SERIES      AGGRESSIVE EQUITY*  CORE BOND*     EQUITY*       EQUITY*
                                                    ---------------- ------------------ ------------ ------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $20,340,436       $519,375,312    $120,054,754  $52,490,389   $12,616,881
Receivable for The Trusts shares sold..............            --            335,495           4,773       55,401        14,047
Receivable for policy-related transactions.........       311,068                 --              --           --            --
                                                      -----------       ------------    ------------  -----------   -----------
   Total assets....................................    20,651,504        519,710,807     120,059,527   52,545,790    12,630,928
                                                      -----------       ------------    ------------  -----------   -----------

LIABILITIES:
Payable for The Trusts shares purchased............       311,025                 --              --           --            --
Payable for policy-related transactions............            --            279,339           4,773       55,401        14,047
                                                      -----------       ------------    ------------  -----------   -----------
   Total liabilities...............................       311,025            279,339           4,773       55,401        14,047
                                                      -----------       ------------    ------------  -----------   -----------
NET ASSETS.........................................   $20,340,479       $519,431,468    $120,054,754  $52,490,389   $12,616,881
                                                      ===========       ============    ============  ===========   ===========

NET ASSETS:
Accumulation Units.................................   $20,340,479       $518,469,904    $120,045,383  $52,485,795   $12,610,457
Contracts in payout (annuitization) period.........            --            905,891              --           --            --
Retained by AXA Equitable in Separate Account A....            --             55,673           9,371        4,594         6,424
                                                      -----------       ------------    ------------  -----------   -----------
TOTAL NET ASSETS...................................   $20,340,479       $519,431,468    $120,054,754  $52,490,389   $12,616,881
                                                      ===========       ============    ============  ===========   ===========

Investments in shares of The Trusts, at cost.......   $20,263,117       $601,413,012    $121,238,172  $59,957,456   $12,572,247
The Trusts shares held
   Class A.........................................            --         19,468,829              --           --            --
   Class B.........................................            --            832,032      11,480,251    5,926,175     1,343,600
   Service Class...................................       790,534                 --              --           --            --

                                                      MULTIMANAGER
                                                    LARGE CAP VALUE*
                                                    ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $47,456,648
Receivable for The Trusts shares sold..............        21,700
Receivable for policy-related transactions.........            --
                                                      -----------
   Total assets....................................    47,478,348
                                                      -----------

LIABILITIES:
Payable for The Trusts shares purchased............            --
Payable for policy-related transactions............        21,700
                                                      -----------
   Total liabilities...............................        21,700
                                                      -----------
NET ASSETS.........................................   $47,456,648
                                                      ===========

NET ASSETS:
Accumulation Units.................................   $47,446,561
Contracts in payout (annuitization) period.........            --
Retained by AXA Equitable in Separate Account A....        10,087
                                                      -----------
TOTAL NET ASSETS...................................   $47,456,648
                                                      ===========

Investments in shares of The Trusts, at cost.......   $45,017,452
The Trusts shares held
   Class A.........................................            --
   Class B.........................................     5,193,021
   Service Class...................................            --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                      MULTIMANAGER
                                                    MULTIMANAGER MID MULTIMANAGER MID MULTI-SECTOR   MULTIMANAGER
                                                      CAP GROWTH*       CAP VALUE*       BOND*     SMALL CAP GROWTH*
                                                    ---------------- ---------------- ------------ -----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $61,827,874      $57,129,925    $118,971,275    $39,329,341
Receivable for The Trusts shares sold..............        66,664            7,163          19,398             --
Receivable for policy-related transactions.........            --               --              --         25,631
                                                      -----------      -----------    ------------    -----------
   Total assets....................................    61,894,538       57,137,088     118,990,673     39,354,972
                                                      -----------      -----------    ------------    -----------

LIABILITIES:
Payable for The Trusts shares purchased............            --               --              --         25,631
Payable for policy-related transactions............        66,664            7,163          19,398             --
                                                      -----------      -----------    ------------    -----------
   Total liabilities...............................        66,664            7,163          19,398         25,631
                                                      -----------      -----------    ------------    -----------
NET ASSETS.........................................   $61,827,874      $57,129,925    $118,971,275    $39,329,341
                                                      ===========      ===========    ============    ===========

NET ASSETS:
Accumulation Units.................................   $61,816,059      $57,115,310    $118,470,868    $39,105,843
Contracts in payout (annuitization) period.........            --               --         452,260             --
Retained by AXA Equitable in Separate Account A....        11,815           14,615          48,147        223,498
                                                      -----------      -----------    ------------    -----------
TOTAL NET ASSETS...................................   $61,827,874      $57,129,925    $118,971,275    $39,329,341
                                                      ===========      ===========    ============    ===========

Investments in shares of The Trusts, at cost.......   $55,672,452      $53,047,770    $136,593,982    $35,726,492
The Trusts shares held
   Class A.........................................            --               --      22,780,535             --
   Class B.........................................     7,467,275        6,679,263       7,572,601      5,283,893

                                                      MULTIMANAGER   MULTIMANAGER
                                                    SMALL CAP VALUE* TECHNOLOGY*
                                                    ---------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $107,589,108   $108,129,073
Receivable for The Trusts shares sold..............         16,320         26,045
Receivable for policy-related transactions.........             --             --
                                                      ------------   ------------
   Total assets....................................    107,605,428    108,155,118
                                                      ------------   ------------

LIABILITIES:
Payable for The Trusts shares purchased............             --             --
Payable for policy-related transactions............         16,320         26,045
                                                      ------------   ------------
   Total liabilities...............................         16,320         26,045
                                                      ------------   ------------
NET ASSETS.........................................   $107,589,108   $108,129,073
                                                      ============   ============

NET ASSETS:
Accumulation Units.................................   $107,551,431   $108,101,846
Contracts in payout (annuitization) period.........             --             --
Retained by AXA Equitable in Separate Account A....         37,677         27,227
                                                      ------------   ------------
TOTAL NET ASSETS...................................   $107,589,108   $108,129,073
                                                      ============   ============

Investments in shares of The Trusts, at cost.......   $101,539,116   $ 99,653,024
The Trusts shares held
   Class A.........................................             --             --
   Class B.........................................     10,962,961      8,868,974

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                      PIMCO VARIABLE INSURANCE
                                                                               TRUST
                                                    OPPENHEIMER MAIN   COMMODITYREALRETURN(R)  TARGET 2015 TARGET 2025
                                                    STREET FUND(R)/VA    STRATEGY PORTFOLIO    ALLOCATION* ALLOCATION*
                                                    ----------------- ------------------------ ----------- -----------
ASSETS:
Investments in shares of The Trusts, at fair value.     $187,617             $1,926,354        $21,218,373 $28,990,745
Receivable for The Trusts shares sold..............           --                     --             56,103          --
Receivable for policy-related transactions.........          587                  4,397                 --      33,338
                                                        --------             ----------        ----------- -----------
   Total assets....................................      188,204              1,930,751         21,274,476  29,024,083
                                                        --------             ----------        ----------- -----------

LIABILITIES:
Payable for The Trusts shares purchased............          587                  4,397                 --      33,338
Payable for policy-related transactions............           --                     --             56,103          --
                                                        --------             ----------        ----------- -----------
   Total liabilities...............................          587                  4,397             56,103      33,338
                                                        --------             ----------        ----------- -----------
NET ASSETS.........................................     $187,617             $1,926,354        $21,218,373 $28,990,745
                                                        ========             ==========        =========== ===========

NET ASSETS:
Accumulation Units.................................     $187,374             $1,926,183        $21,215,227 $28,987,915
Contracts in payout (annuitization) period.........           --                     --                 --          --
Retained by AXA Equitable in Separate Account A....          243                    171              3,146       2,830
                                                        --------             ----------        ----------- -----------
TOTAL NET ASSETS...................................     $187,617             $1,926,354        $21,218,373 $28,990,745
                                                        ========             ==========        =========== ===========

Investments in shares of The Trusts, at cost.......     $183,194             $2,268,288        $21,526,242 $28,246,602
The Trusts shares held
   Advisor Class...................................           --                264,973                 --          --
   Class B.........................................           --                     --          2,494,078   3,453,105
   Service Class...................................        9,139                     --                 --          --


                                                    TARGET 2035 TARGET 2045
                                                    ALLOCATION* ALLOCATION*
                                                    ----------- -----------
ASSETS:
Investments in shares of The Trusts, at fair value. $23,889,538 $16,081,826
Receivable for The Trusts shares sold..............      25,471          --
Receivable for policy-related transactions.........          --      11,637
                                                    ----------- -----------
   Total assets....................................  23,915,009  16,093,463
                                                    ----------- -----------

LIABILITIES:
Payable for The Trusts shares purchased............          --      11,637
Payable for policy-related transactions............      25,471          --
                                                    ----------- -----------
   Total liabilities...............................      25,471      11,637
                                                    ----------- -----------
NET ASSETS......................................... $23,889,538 $16,081,826
                                                    =========== ===========

NET ASSETS:
Accumulation Units................................. $23,880,365 $16,080,976
Contracts in payout (annuitization) period.........          --          --
Retained by AXA Equitable in Separate Account A....       9,173         850
                                                    ----------- -----------
TOTAL NET ASSETS................................... $23,889,538 $16,081,826
                                                    =========== ===========

Investments in shares of The Trusts, at cost....... $23,021,500 $15,686,949
The Trusts shares held
   Advisor Class...................................          --          --
   Class B.........................................   2,884,343   2,044,325
   Service Class...................................          --          --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                    TEMPLETON GLOBAL
                                                    BOND SECURITIES  VAN ECK VIP GLOBAL
                                                          FUND        HARD ASSETS FUND
                                                    ---------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $6,602,887        $6,314,137
Receivable for The Trusts shares sold..............            --                --
Receivable for policy-related transactions.........        13,309            85,187
                                                       ----------        ----------
   Total assets....................................     6,616,196         6,399,324
                                                       ----------        ----------

LIABILITIES:
Payable for The Trusts shares purchased............        13,309            85,187
Payable for policy-related transactions............            --                --
                                                       ----------        ----------
   Total liabilities...............................        13,309            85,187
                                                       ----------        ----------
NET ASSETS.........................................    $6,602,887        $6,314,137
                                                       ==========        ==========

NET ASSETS:
Accumulation Units.................................    $6,602,791        $6,313,892
Contracts in payout (annuitization) period.........            --                --
Retained by AXA Equitable in Separate Account A....            96               245
                                                       ----------        ----------
TOTAL NET ASSETS...................................    $6,602,887        $6,314,137
                                                       ==========        ==========

Investments in shares of The Trusts, at cost.......    $6,991,584        $6,778,142
The Trusts shares held
   Class S Shares..................................            --           209,772
   Class 2.........................................       363,795                --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

The following table provides units and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.

                                                                               UNITS
                                        CONTRACT                            OUTSTANDING
                                        CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                        --------- -------------- ---------- -----------
ALL ASSET ALLOCATION...................   0.00%         B         $116.39         --
ALL ASSET ALLOCATION...................   0.25%         B         $115.72         --
ALL ASSET ALLOCATION...................   0.50%         B         $115.06         --
ALL ASSET ALLOCATION...................   0.70%         B         $114.52         --
ALL ASSET ALLOCATION...................   0.80%         B         $114.26         --
ALL ASSET ALLOCATION...................   0.90%         B         $113.99          4
ALL ASSET ALLOCATION...................   0.95%         B         $113.86          7
ALL ASSET ALLOCATION...................   1.00%         B         $113.73          2
ALL ASSET ALLOCATION...................   1.10%         B         $113.46          7
ALL ASSET ALLOCATION...................   1.20%         B         $113.20         52
ALL ASSET ALLOCATION...................   1.25%         B         $113.07         18
ALL ASSET ALLOCATION...................   1.34%         B         $112.83        133
ALL ASSET ALLOCATION...................   1.45%         B         $112.54         --

AMERICAN CENTURY VP MID CAP VALUE FUND.   0.25%      CLASS II     $105.38         --
AMERICAN CENTURY VP MID CAP VALUE FUND.   0.50%      CLASS II     $104.93         --
AMERICAN CENTURY VP MID CAP VALUE FUND.   0.70%      CLASS II     $104.57         --
AMERICAN CENTURY VP MID CAP VALUE FUND.   0.80%      CLASS II     $104.40         --
AMERICAN CENTURY VP MID CAP VALUE FUND.   0.90%      CLASS II     $104.22          1
AMERICAN CENTURY VP MID CAP VALUE FUND.   1.00%      CLASS II     $104.04         --
AMERICAN CENTURY VP MID CAP VALUE FUND.   1.10%      CLASS II     $103.86         --
AMERICAN CENTURY VP MID CAP VALUE FUND.   1.20%      CLASS II     $103.68         15

AXA AGGRESSIVE ALLOCATION..............   0.00%         B         $134.06         --
AXA AGGRESSIVE ALLOCATION..............   0.25%         B         $131.32         --
AXA AGGRESSIVE ALLOCATION..............   0.50%         B         $128.63          2
AXA AGGRESSIVE ALLOCATION..............   0.70%         B         $126.51          6
AXA AGGRESSIVE ALLOCATION..............   0.80%         B         $153.54         --
AXA AGGRESSIVE ALLOCATION..............   0.90%         B         $124.42        155
AXA AGGRESSIVE ALLOCATION..............   0.95%         B         $123.91        125
AXA AGGRESSIVE ALLOCATION..............   1.00%         B         $123.40         --
AXA AGGRESSIVE ALLOCATION..............   1.10%         B         $122.37        111
AXA AGGRESSIVE ALLOCATION..............   1.20%         B         $121.35        480
AXA AGGRESSIVE ALLOCATION..............   1.25%         B         $ 74.76         50
AXA AGGRESSIVE ALLOCATION..............   1.30%         B         $ 84.21         26
AXA AGGRESSIVE ALLOCATION..............   1.34%         B         $119.94      2,022
AXA AGGRESSIVE ALLOCATION..............   1.35%         B         $119.84          5
AXA AGGRESSIVE ALLOCATION..............   1.45%         B         $118.84          1

AXA BALANCED STRATEGY..................   1.10%         A         $108.40         --
AXA BALANCED STRATEGY..................   1.25%         A         $108.02          5
AXA BALANCED STRATEGY..................   1.25%         B         $115.70         52
AXA BALANCED STRATEGY..................   1.30%         B         $115.55        238

AXA CONSERVATIVE ALLOCATION............   0.00%         B         $133.84         --
AXA CONSERVATIVE ALLOCATION............   0.25%         B         $131.10         --
AXA CONSERVATIVE ALLOCATION............   0.50%         B         $128.42         --
AXA CONSERVATIVE ALLOCATION............   0.70%         B         $126.30          1
AXA CONSERVATIVE ALLOCATION............   0.80%         B         $122.90         --
AXA CONSERVATIVE ALLOCATION............   0.90%         B         $124.22         31
AXA CONSERVATIVE ALLOCATION............   0.95%         B         $123.71         88
AXA CONSERVATIVE ALLOCATION............   1.00%         B         $123.19         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                  --------- -------------- ---------- -----------
AXA CONSERVATIVE ALLOCATION......   1.10%         B         $122.17         40
AXA CONSERVATIVE ALLOCATION......   1.20%         B         $121.15        181
AXA CONSERVATIVE ALLOCATION......   1.25%         B         $104.44        188
AXA CONSERVATIVE ALLOCATION......   1.30%         B         $107.52         18
AXA CONSERVATIVE ALLOCATION......   1.34%         B         $119.75        441
AXA CONSERVATIVE ALLOCATION......   1.35%         B         $119.64         --
AXA CONSERVATIVE ALLOCATION......   1.45%         B         $118.65         --

AXA CONSERVATIVE GROWTH STRATEGY.   1.25%         B         $114.67         18
AXA CONSERVATIVE GROWTH STRATEGY.   1.30%         B         $114.53         34

AXA CONSERVATIVE STRATEGY........   1.25%         B         $111.12          7
AXA CONSERVATIVE STRATEGY........   1.30%         B         $110.98         18

AXA CONSERVATIVE-PLUS ALLOCATION.   0.00%         B         $133.16         --
AXA CONSERVATIVE-PLUS ALLOCATION.   0.25%         B         $130.44         --
AXA CONSERVATIVE-PLUS ALLOCATION.   0.50%         B         $127.77         --
AXA CONSERVATIVE-PLUS ALLOCATION.   0.70%         B         $125.66          3
AXA CONSERVATIVE-PLUS ALLOCATION.   0.80%         B         $131.38         --
AXA CONSERVATIVE-PLUS ALLOCATION.   0.90%         B         $123.59         65
AXA CONSERVATIVE-PLUS ALLOCATION.   0.95%         B         $123.08         55
AXA CONSERVATIVE-PLUS ALLOCATION.   1.00%         B         $122.57         --
AXA CONSERVATIVE-PLUS ALLOCATION.   1.10%         B         $121.55         47
AXA CONSERVATIVE-PLUS ALLOCATION.   1.20%         B         $120.54        290
AXA CONSERVATIVE-PLUS ALLOCATION.   1.25%         B         $ 95.78        104
AXA CONSERVATIVE-PLUS ALLOCATION.   1.30%         B         $100.98         24
AXA CONSERVATIVE-PLUS ALLOCATION.   1.34%         B         $119.14        769
AXA CONSERVATIVE-PLUS ALLOCATION.   1.35%         B         $119.04          1
AXA CONSERVATIVE-PLUS ALLOCATION.   1.45%         B         $118.05         --

AXA GROWTH STRATEGY..............   1.10%         A         $108.93          8
AXA GROWTH STRATEGY..............   1.25%         A         $108.55          3

AXA MODERATE ALLOCATION..........   0.50%         A         $102.59         --
AXA MODERATE ALLOCATION..........   0.70%         A         $165.16         11
AXA MODERATE ALLOCATION..........   0.90%         A         $196.64        198
AXA MODERATE ALLOCATION..........   1.00%         A         $205.39         --
AXA MODERATE ALLOCATION..........   1.20%         A         $173.41         71
AXA MODERATE ALLOCATION***.......   1.34%         A         $ 61.54     15,660
AXA MODERATE ALLOCATION..........   1.35%         A         $203.45      1,177
AXA MODERATE ALLOCATION..........   1.35%         A         $204.74         31
AXA MODERATE ALLOCATION..........   1.45%         A         $130.42          4
AXA MODERATE ALLOCATION..........   0.25%         B         $121.80         --
AXA MODERATE ALLOCATION..........   0.50%         B         $118.42          7
AXA MODERATE ALLOCATION..........   0.70%         B         $126.88         19
AXA MODERATE ALLOCATION..........   0.80%         B         $135.25         --
AXA MODERATE ALLOCATION***.......   0.90%         B         $123.38         15
AXA MODERATE ALLOCATION..........   0.90%         B         $137.73         41
AXA MODERATE ALLOCATION..........   0.95%         B         $123.00        265
AXA MODERATE ALLOCATION..........   1.00%         B         $135.78          2
AXA MODERATE ALLOCATION..........   1.10%         B         $120.72        199
AXA MODERATE ALLOCATION..........   1.20%         B         $130.46      1,170
AXA MODERATE ALLOCATION..........   1.25%         B         $ 89.60        327
AXA MODERATE ALLOCATION..........   1.30%         B         $ 97.19        126

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                     UNITS
                              CONTRACT                            OUTSTANDING
                              CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                              --------- -------------- ---------- -----------
AXA MODERATE-PLUS ALLOCATION.   0.00%         B         $138.68         --
AXA MODERATE-PLUS ALLOCATION.   0.25%         B         $135.85         --
AXA MODERATE-PLUS ALLOCATION.   0.50%         B         $133.07          6
AXA MODERATE-PLUS ALLOCATION.   0.70%         B         $130.88         11
AXA MODERATE-PLUS ALLOCATION.   0.80%         B         $144.20         --
AXA MODERATE-PLUS ALLOCATION.   0.90%         B         $128.72        297
AXA MODERATE-PLUS ALLOCATION.   0.95%         B         $128.19        378
AXA MODERATE-PLUS ALLOCATION.   1.00%         B         $127.65          1
AXA MODERATE-PLUS ALLOCATION.   1.10%         B         $126.59        220
AXA MODERATE-PLUS ALLOCATION.   1.20%         B         $125.54      1,047
AXA MODERATE-PLUS ALLOCATION.   1.25%         B         $ 82.94        179
AXA MODERATE-PLUS ALLOCATION.   1.30%         B         $ 91.20        155
AXA MODERATE-PLUS ALLOCATION.   1.34%         B         $124.08      4,268
AXA MODERATE-PLUS ALLOCATION.   1.35%         B         $123.98          5
AXA MODERATE-PLUS ALLOCATION.   1.45%         B         $122.94          1

AXA TACTICAL MANAGER 2000....   0.25%         B         $ 94.20         --
AXA TACTICAL MANAGER 2000....   0.50%         B         $ 93.80         --
AXA TACTICAL MANAGER 2000....   0.50%         B         $110.47         --
AXA TACTICAL MANAGER 2000....   0.70%         B         $ 93.48         --
AXA TACTICAL MANAGER 2000....   0.70%         B         $110.17         --
AXA TACTICAL MANAGER 2000....   0.80%         B         $ 93.32         --
AXA TACTICAL MANAGER 2000....   0.90%         B         $ 93.16         --
AXA TACTICAL MANAGER 2000....   0.90%         B         $109.88         --
AXA TACTICAL MANAGER 2000....   0.95%         B         $109.80          2
AXA TACTICAL MANAGER 2000....   1.00%         B         $ 93.01         --
AXA TACTICAL MANAGER 2000....   1.10%         B         $ 92.85         --
AXA TACTICAL MANAGER 2000....   1.20%         B         $ 92.69          5
AXA TACTICAL MANAGER 2000....   1.20%         B         $109.44         --
AXA TACTICAL MANAGER 2000....   1.25%         B         $109.36          1
AXA TACTICAL MANAGER 2000....   1.34%         B         $109.23          4
AXA TACTICAL MANAGER 2000....   1.45%         B         $ 81.89         --

AXA TACTICAL MANAGER 400.....   0.25%         B         $ 97.72         --
AXA TACTICAL MANAGER 400.....   0.50%         B         $ 97.31         --
AXA TACTICAL MANAGER 400.....   0.50%         B         $109.64         --
AXA TACTICAL MANAGER 400.....   0.70%         B         $ 96.98         --
AXA TACTICAL MANAGER 400.....   0.70%         B         $109.35         --
AXA TACTICAL MANAGER 400.....   0.80%         B         $ 96.81         --
AXA TACTICAL MANAGER 400.....   0.90%         B         $ 96.65         --
AXA TACTICAL MANAGER 400.....   0.90%         B         $109.05         --
AXA TACTICAL MANAGER 400.....   0.95%         B         $108.98          2
AXA TACTICAL MANAGER 400.....   1.00%         B         $ 96.48         --
AXA TACTICAL MANAGER 400.....   1.10%         B         $ 96.32          1
AXA TACTICAL MANAGER 400.....   1.20%         B         $ 96.15         11
AXA TACTICAL MANAGER 400.....   1.20%         B         $108.62         --
AXA TACTICAL MANAGER 400.....   1.25%         B         $108.54          1
AXA TACTICAL MANAGER 400.....   1.34%         B         $108.41         10
AXA TACTICAL MANAGER 400.....   1.45%         B         $ 82.02         --

AXA TACTICAL MANAGER 500.....   0.25%         B         $ 99.68         --
AXA TACTICAL MANAGER 500.....   0.50%         B         $ 99.26         --
AXA TACTICAL MANAGER 500.....   0.50%         B         $110.77         --
AXA TACTICAL MANAGER 500.....   0.70%         B         $ 98.92         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                       --------- -------------- ---------- -----------
AXA TACTICAL MANAGER 500..............   0.70%         B         $110.47         --
AXA TACTICAL MANAGER 500..............   0.80%         B         $ 98.75         --
AXA TACTICAL MANAGER 500..............   0.90%         B         $ 98.58         --
AXA TACTICAL MANAGER 500..............   0.90%         B         $110.17         --
AXA TACTICAL MANAGER 500..............   0.95%         B         $110.10          3
AXA TACTICAL MANAGER 500..............   1.00%         B         $ 98.42         --
AXA TACTICAL MANAGER 500..............   1.10%         B         $ 98.25          1
AXA TACTICAL MANAGER 500..............   1.20%         B         $ 98.08         16
AXA TACTICAL MANAGER 500..............   1.20%         B         $109.73          1
AXA TACTICAL MANAGER 500..............   1.25%         B         $109.66          2
AXA TACTICAL MANAGER 500..............   1.34%         B         $109.53         12
AXA TACTICAL MANAGER 500..............   1.45%         B         $ 88.56         --

AXA TACTICAL MANAGER INTERNATIONAL....   0.25%         B         $ 87.81         --
AXA TACTICAL MANAGER INTERNATIONAL....   0.50%         B         $ 87.43         --
AXA TACTICAL MANAGER INTERNATIONAL....   0.50%         B         $ 93.39         --
AXA TACTICAL MANAGER INTERNATIONAL....   0.70%         B         $ 87.14         --
AXA TACTICAL MANAGER INTERNATIONAL....   0.70%         B         $ 93.15         --
AXA TACTICAL MANAGER INTERNATIONAL....   0.80%         B         $ 86.99         --
AXA TACTICAL MANAGER INTERNATIONAL....   0.90%         B         $ 86.84         --
AXA TACTICAL MANAGER INTERNATIONAL....   0.90%         B         $ 92.90          1
AXA TACTICAL MANAGER INTERNATIONAL....   0.95%         B         $ 92.83          1
AXA TACTICAL MANAGER INTERNATIONAL....   1.00%         B         $ 86.69         --
AXA TACTICAL MANAGER INTERNATIONAL....   1.10%         B         $ 86.54          1
AXA TACTICAL MANAGER INTERNATIONAL....   1.20%         B         $ 86.39         12
AXA TACTICAL MANAGER INTERNATIONAL....   1.20%         B         $ 92.52         --
AXA TACTICAL MANAGER INTERNATIONAL....   1.25%         B         $ 92.46          1
AXA TACTICAL MANAGER INTERNATIONAL....   1.34%         B         $ 92.35         18
AXA TACTICAL MANAGER INTERNATIONAL....   1.45%         B         $ 78.70         --

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.50%         A         $118.95         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.70%         A         $174.49          3
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.90%         A         $218.13         14
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.00%         A         $214.93         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.20%         A         $208.64         12
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.34%         A         $204.35      1,180
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.35%         A         $204.04          9
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.45%         A         $147.66          2
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.25%         B         $117.03         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.50%         B         $113.78          1
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.70%         B         $187.45         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.80%         B         $206.71         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.90%         B         $154.27          4
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.95%         B         $181.70         71
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.00%         B         $197.04         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.10%         B         $178.33          7
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.20%         B         $147.75        149
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.25%         B         $ 93.85         18
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.30%         B         $112.70          5

EQ/AXA FRANKLIN SMALL CAP VALUE CORE..   0.25%         B         $ 94.01         --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..   0.50%         B         $ 92.77         --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..   0.70%         B         $ 91.78         --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..   0.80%         B         $189.06         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                             UNITS
                                      CONTRACT                            OUTSTANDING
                                      CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                      --------- -------------- ---------- -----------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   0.90%         B         $ 90.80          3
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   0.95%         B         $ 90.56          8
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   1.00%         B         $ 90.32         --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   1.10%         B         $ 89.83          3
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   1.20%         B         $ 89.35         15
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   1.25%         B         $ 74.60          5
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   1.30%         B         $ 84.83          1
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   1.34%         B         $ 88.68        121
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   1.35%         B         $ 88.63         --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   1.45%         B         $ 88.16         --

EQ/BLACKROCK BASIC VALUE EQUITY......   0.25%         B         $143.47         --
EQ/BLACKROCK BASIC VALUE EQUITY......   0.50%         B         $139.47         --
EQ/BLACKROCK BASIC VALUE EQUITY......   0.70%         B         $173.44          7
EQ/BLACKROCK BASIC VALUE EQUITY......   0.80%         B         $162.53         --
EQ/BLACKROCK BASIC VALUE EQUITY......   0.90%         B         $164.91          6
EQ/BLACKROCK BASIC VALUE EQUITY......   0.90%         B         $168.80         54
EQ/BLACKROCK BASIC VALUE EQUITY......   0.95%         B         $140.07        124
EQ/BLACKROCK BASIC VALUE EQUITY......   1.00%         B         $166.52          1
EQ/BLACKROCK BASIC VALUE EQUITY......   1.10%         B         $164.27         29
EQ/BLACKROCK BASIC VALUE EQUITY......   1.20%         B         $160.81        349
EQ/BLACKROCK BASIC VALUE EQUITY......   1.20%         B         $162.04         44
EQ/BLACKROCK BASIC VALUE EQUITY......   1.25%         B         $ 78.41        142
EQ/BLACKROCK BASIC VALUE EQUITY......   1.30%         B         $ 88.89          7
EQ/BLACKROCK BASIC VALUE EQUITY......   1.34%         B         $205.86      1,422
EQ/BLACKROCK BASIC VALUE EQUITY......   1.35%         B         $158.75          7
EQ/BLACKROCK BASIC VALUE EQUITY......   1.45%         B         $155.42          1

EQ/BOSTON ADVISORS EQUITY INCOME.....   0.00%         B         $119.20         --
EQ/BOSTON ADVISORS EQUITY INCOME.....   0.25%         B         $117.06         --
EQ/BOSTON ADVISORS EQUITY INCOME.....   0.50%         B         $114.96          1
EQ/BOSTON ADVISORS EQUITY INCOME.....   0.70%         B         $113.30          1
EQ/BOSTON ADVISORS EQUITY INCOME.....   0.80%         B         $164.72         --
EQ/BOSTON ADVISORS EQUITY INCOME.....   0.90%         B         $111.67         15
EQ/BOSTON ADVISORS EQUITY INCOME.....   0.95%         B         $111.26         28
EQ/BOSTON ADVISORS EQUITY INCOME.....   1.00%         B         $110.86         --
EQ/BOSTON ADVISORS EQUITY INCOME.....   1.10%         B         $110.05          6
EQ/BOSTON ADVISORS EQUITY INCOME.....   1.20%         B         $109.25         80
EQ/BOSTON ADVISORS EQUITY INCOME.....   1.25%         B         $ 78.35         11
EQ/BOSTON ADVISORS EQUITY INCOME.....   1.30%         B         $ 88.40          7
EQ/BOSTON ADVISORS EQUITY INCOME.....   1.34%         B         $108.14        367
EQ/BOSTON ADVISORS EQUITY INCOME.....   1.35%         B         $108.06         --
EQ/BOSTON ADVISORS EQUITY INCOME.....   1.45%         B         $107.27         --

EQ/CALVERT SOCIALLY RESPONSIBLE......   0.25%         B         $ 77.40         --
EQ/CALVERT SOCIALLY RESPONSIBLE......   0.50%         B         $ 75.24         --
EQ/CALVERT SOCIALLY RESPONSIBLE......   0.70%         B         $ 83.06          3
EQ/CALVERT SOCIALLY RESPONSIBLE......   0.80%         B         $162.43         --
EQ/CALVERT SOCIALLY RESPONSIBLE......   0.90%         B         $ 81.02          5
EQ/CALVERT SOCIALLY RESPONSIBLE......   0.95%         B         $103.23          4
EQ/CALVERT SOCIALLY RESPONSIBLE......   1.00%         B         $ 80.01         --
EQ/CALVERT SOCIALLY RESPONSIBLE......   1.10%         B         $ 79.02          2
EQ/CALVERT SOCIALLY RESPONSIBLE......   1.20%         B         $ 78.03         39
EQ/CALVERT SOCIALLY RESPONSIBLE......   1.25%         B         $ 78.17          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                 --------- -------------- ---------- -----------
EQ/CALVERT SOCIALLY RESPONSIBLE.   1.30%         B         $ 86.08          1
EQ/CALVERT SOCIALLY RESPONSIBLE.   1.34%         B         $ 76.67        248
EQ/CALVERT SOCIALLY RESPONSIBLE.   1.35%         B         $ 76.58         --
EQ/CALVERT SOCIALLY RESPONSIBLE.   1.45%         B         $ 98.01         --

EQ/CAPITAL GUARDIAN RESEARCH....   0.25%         B         $122.19         --
EQ/CAPITAL GUARDIAN RESEARCH....   0.50%         B         $118.78         --
EQ/CAPITAL GUARDIAN RESEARCH....   0.70%         B         $129.43          2
EQ/CAPITAL GUARDIAN RESEARCH....   0.80%         B         $181.19         --
EQ/CAPITAL GUARDIAN RESEARCH....   0.90%         B         $126.25         16
EQ/CAPITAL GUARDIAN RESEARCH....   0.95%         B         $125.47         51
EQ/CAPITAL GUARDIAN RESEARCH....   1.00%         B         $124.69         --
EQ/CAPITAL GUARDIAN RESEARCH....   1.10%         B         $123.14          4
EQ/CAPITAL GUARDIAN RESEARCH....   1.20%         B         $121.60        210
EQ/CAPITAL GUARDIAN RESEARCH....   1.25%         B         $ 85.33         61
EQ/CAPITAL GUARDIAN RESEARCH....   1.30%         B         $ 93.14          1
EQ/CAPITAL GUARDIAN RESEARCH....   1.34%         B         $119.49        963
EQ/CAPITAL GUARDIAN RESEARCH....   1.35%         B         $119.34          3
EQ/CAPITAL GUARDIAN RESEARCH....   1.45%         B         $117.85          2

EQ/COMMON STOCK INDEX...........   0.50%         A         $ 89.43          1
EQ/COMMON STOCK INDEX...........   0.70%         A         $135.46         22
EQ/COMMON STOCK INDEX***........   0.74%         A         $430.50         68
EQ/COMMON STOCK INDEX***........   0.74%         A         $466.32         25
EQ/COMMON STOCK INDEX...........   0.90%         A         $190.83         58
EQ/COMMON STOCK INDEX...........   1.00%         A         $204.13         --
EQ/COMMON STOCK INDEX...........   1.20%         A         $155.96         33
EQ/COMMON STOCK INDEX...........   1.35%         A         $238.97      1,344
EQ/COMMON STOCK INDEX...........   1.35%         A         $249.68         33
EQ/COMMON STOCK INDEX***........   1.40%         A         $310.05      4,630
EQ/COMMON STOCK INDEX...........   1.45%         A         $ 95.93         20
EQ/COMMON STOCK INDEX...........   0.25%         B         $ 89.03         --
EQ/COMMON STOCK INDEX...........   0.50%         B         $ 86.56         --
EQ/COMMON STOCK INDEX...........   0.70%         B         $ 89.27          9
EQ/COMMON STOCK INDEX...........   0.80%         B         $174.06         --
EQ/COMMON STOCK INDEX...........   0.90%         B         $ 91.20         20
EQ/COMMON STOCK INDEX...........   0.90%         B         $102.06         13
EQ/COMMON STOCK INDEX...........   0.95%         B         $ 86.54        238
EQ/COMMON STOCK INDEX...........   1.00%         B         $148.85         --
EQ/COMMON STOCK INDEX...........   1.10%         B         $ 84.93         14
EQ/COMMON STOCK INDEX...........   1.20%         B         $ 95.98        612
EQ/COMMON STOCK INDEX...........   1.25%         B         $ 75.94         57
EQ/COMMON STOCK INDEX...........   1.30%         B         $ 84.72         18

EQ/CORE BOND INDEX..............   0.25%         B         $129.53         --
EQ/CORE BOND INDEX..............   0.50%         B         $126.30         --
EQ/CORE BOND INDEX..............   0.70%         B         $123.77          8
EQ/CORE BOND INDEX..............   0.80%         B         $114.43         --
EQ/CORE BOND INDEX..............   0.90%         B         $121.28         17
EQ/CORE BOND INDEX..............   0.95%         B         $120.67        132
EQ/CORE BOND INDEX..............   1.00%         B         $120.06         --
EQ/CORE BOND INDEX..............   1.10%         B         $118.84         15
EQ/CORE BOND INDEX..............   1.20%         B         $117.63        120
EQ/CORE BOND INDEX..............   1.25%         B         $100.72         36

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                  UNITS
                           CONTRACT                            OUTSTANDING
                           CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                           --------- -------------- ---------- -----------
EQ/CORE BOND INDEX........   1.30%         B         $100.83          5
EQ/CORE BOND INDEX........   1.34%         B         $115.97        721
EQ/CORE BOND INDEX........   1.35%         B         $115.85          1
EQ/CORE BOND INDEX........   1.45%         B         $114.67          1

EQ/DAVIS NEW YORK VENTURE.   0.00%         B         $ 84.02         --
EQ/DAVIS NEW YORK VENTURE.   0.25%         B         $147.30         --
EQ/DAVIS NEW YORK VENTURE.   0.50%         B         $ 82.09         --
EQ/DAVIS NEW YORK VENTURE.   0.70%         B         $ 81.33          1
EQ/DAVIS NEW YORK VENTURE.   0.80%         B         $164.42         --
EQ/DAVIS NEW YORK VENTURE.   0.90%         B         $ 80.58          7
EQ/DAVIS NEW YORK VENTURE.   0.90%         B         $ 92.57          1
EQ/DAVIS NEW YORK VENTURE.   0.95%         B         $ 80.39         21
EQ/DAVIS NEW YORK VENTURE.   1.00%         B         $ 92.08         --
EQ/DAVIS NEW YORK VENTURE.   1.00%         B         $163.49         --
EQ/DAVIS NEW YORK VENTURE.   1.10%         B         $ 87.17         13
EQ/DAVIS NEW YORK VENTURE.   1.20%         B         $ 79.45         67
EQ/DAVIS NEW YORK VENTURE.   1.25%         B         $ 78.41         14
EQ/DAVIS NEW YORK VENTURE.   1.30%         B         $ 79.22          1
EQ/DAVIS NEW YORK VENTURE.   1.34%         B         $ 78.94        197
EQ/DAVIS NEW YORK VENTURE.   1.34%         B         $ 90.41         --
EQ/DAVIS NEW YORK VENTURE.   1.35%         B         $ 90.36         --
EQ/DAVIS NEW YORK VENTURE.   1.45%         B         $ 78.53         --

EQ/EQUITY 500 INDEX.......   0.50%         A         $ 97.99         --
EQ/EQUITY 500 INDEX.......   0.70%         A         $149.04         20
EQ/EQUITY 500 INDEX.......   0.90%         A         $210.20         58
EQ/EQUITY 500 INDEX.......   1.00%         A         $235.13         --
EQ/EQUITY 500 INDEX.......   1.20%         A         $172.16         59
EQ/EQUITY 500 INDEX.......   1.34%         A         $282.55      2,246
EQ/EQUITY 500 INDEX.......   1.35%         A         $282.04         18
EQ/EQUITY 500 INDEX.......   1.45%         A         $106.45          7
EQ/EQUITY 500 INDEX.......   0.25%         B         $ 99.65         --
EQ/EQUITY 500 INDEX.......   0.50%         B         $ 96.88         --
EQ/EQUITY 500 INDEX.......   0.70%         B         $ 97.74         30
EQ/EQUITY 500 INDEX.......   0.80%         B         $170.75         --
EQ/EQUITY 500 INDEX.......   0.90%         B         $112.80         14
EQ/EQUITY 500 INDEX.......   0.95%         B         $ 94.75        144
EQ/EQUITY 500 INDEX.......   1.00%         B         $143.46         --
EQ/EQUITY 500 INDEX.......   1.10%         B         $ 92.99         33
EQ/EQUITY 500 INDEX.......   1.20%         B         $106.50        578
EQ/EQUITY 500 INDEX.......   1.25%         B         $ 82.77        127
EQ/EQUITY 500 INDEX.......   1.30%         B         $ 92.83         11

EQ/EQUITY GROWTH PLUS.....   0.25%         B         $151.15         --
EQ/EQUITY GROWTH PLUS.....   0.50%         B         $147.32          2
EQ/EQUITY GROWTH PLUS.....   0.70%         B         $144.31          6
EQ/EQUITY GROWTH PLUS.....   0.80%         B         $156.62         --
EQ/EQUITY GROWTH PLUS.....   0.90%         B         $141.36         48
EQ/EQUITY GROWTH PLUS.....   0.95%         B         $140.63        133
EQ/EQUITY GROWTH PLUS.....   1.00%         B         $139.91         --
EQ/EQUITY GROWTH PLUS.....   1.10%         B         $138.47         14
EQ/EQUITY GROWTH PLUS.....   1.20%         B         $137.04        221
EQ/EQUITY GROWTH PLUS.....   1.25%         B         $ 84.79         23

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                          UNITS
                                   CONTRACT                            OUTSTANDING
                                   CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                   --------- -------------- ---------- -----------
EQ/EQUITY GROWTH PLUS.............   1.30%         B         $ 92.65         10
EQ/EQUITY GROWTH PLUS.............   1.34%         B         $135.06      1,844
EQ/EQUITY GROWTH PLUS.............   1.35%         B         $134.92          2
EQ/EQUITY GROWTH PLUS.............   1.45%         B         $133.53          1

EQ/FRANKLIN CORE BALANCED.........   0.25%         B         $104.58         --
EQ/FRANKLIN CORE BALANCED.........   0.50%         B         $103.19          1
EQ/FRANKLIN CORE BALANCED.........   0.70%         B         $102.10          2
EQ/FRANKLIN CORE BALANCED.........   0.80%         B         $156.72         --
EQ/FRANKLIN CORE BALANCED.........   0.90%         B         $101.01         12
EQ/FRANKLIN CORE BALANCED.........   0.95%         B         $100.74         48
EQ/FRANKLIN CORE BALANCED.........   1.00%         B         $100.47         --
EQ/FRANKLIN CORE BALANCED.........   1.10%         B         $ 99.93         10
EQ/FRANKLIN CORE BALANCED.........   1.20%         B         $ 99.40         87
EQ/FRANKLIN CORE BALANCED.........   1.25%         B         $ 91.27         17
EQ/FRANKLIN CORE BALANCED.........   1.30%         B         $ 97.38         13
EQ/FRANKLIN CORE BALANCED.........   1.34%         B         $ 98.65        527
EQ/FRANKLIN CORE BALANCED.........   1.35%         B         $ 98.60         --
EQ/FRANKLIN CORE BALANCED.........   1.45%         B         $ 98.07         --

EQ/FRANKLIN TEMPLETON ALLOCATION..   0.00%         B         $ 82.08         --
EQ/FRANKLIN TEMPLETON ALLOCATION..   0.25%         B         $140.29         --
EQ/FRANKLIN TEMPLETON ALLOCATION..   0.50%         B         $ 80.20         --
EQ/FRANKLIN TEMPLETON ALLOCATION..   0.70%         B         $ 79.45         --
EQ/FRANKLIN TEMPLETON ALLOCATION..   0.80%         B         $152.44         --
EQ/FRANKLIN TEMPLETON ALLOCATION..   0.90%         B         $ 78.72          9
EQ/FRANKLIN TEMPLETON ALLOCATION..   0.95%         B         $ 78.53         36
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.00%         B         $151.57         --
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.10%         B         $ 87.68         14
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.20%         B         $ 77.62         91
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.25%         B         $ 76.76         13
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.30%         B         $ 77.39         16
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.34%         B         $ 77.11        419
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.45%         B         $ 76.72         --

EQ/GAMCO MERGERS AND ACQUISITIONS.   0.25%         B         $135.07         --
EQ/GAMCO MERGERS AND ACQUISITIONS.   0.50%         B         $132.83         --
EQ/GAMCO MERGERS AND ACQUISITIONS.   0.70%         B         $131.06          1
EQ/GAMCO MERGERS AND ACQUISITIONS.   0.80%         B         $133.76         --
EQ/GAMCO MERGERS AND ACQUISITIONS.   0.90%         B         $129.31          4
EQ/GAMCO MERGERS AND ACQUISITIONS.   0.95%         B         $128.88         19
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.00%         B         $128.45         --
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.10%         B         $127.58          5
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.20%         B         $126.72         17
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.25%         B         $101.53          9
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.30%         B         $110.70          2
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.34%         B         $125.48          2
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.34%         B         $125.53        100
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.35%         B         $125.45         --
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.45%         B         $124.60         --

EQ/GAMCO SMALL COMPANY VALUE......   0.00%         B         $193.20         --
EQ/GAMCO SMALL COMPANY VALUE......   0.25%         B         $189.74         --
EQ/GAMCO SMALL COMPANY VALUE......   0.50%         B         $186.34          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                 UNITS
                                          CONTRACT                            OUTSTANDING
                                          CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                          --------- -------------- ---------- -----------
EQ/GAMCO SMALL COMPANY VALUE.............   0.70%         B         $183.65          6
EQ/GAMCO SMALL COMPANY VALUE.............   0.80%         B         $215.26         --
EQ/GAMCO SMALL COMPANY VALUE.............   0.90%         B         $180.99         54
EQ/GAMCO SMALL COMPANY VALUE.............   0.95%         B         $180.34         82
EQ/GAMCO SMALL COMPANY VALUE.............   1.00%         B         $179.68          1
EQ/GAMCO SMALL COMPANY VALUE.............   1.10%         B         $178.38         32
EQ/GAMCO SMALL COMPANY VALUE.............   1.20%         B         $177.07        338
EQ/GAMCO SMALL COMPANY VALUE.............   1.25%         B         $112.86        123
EQ/GAMCO SMALL COMPANY VALUE.............   1.30%         B         $133.58         12
EQ/GAMCO SMALL COMPANY VALUE.............   1.34%         B         $175.27      1,484
EQ/GAMCO SMALL COMPANY VALUE.............   1.35%         B         $175.14          3
EQ/GAMCO SMALL COMPANY VALUE.............   1.45%         B         $173.86          1

EQ/GLOBAL BOND PLUS......................   0.00%         B         $133.23         --
EQ/GLOBAL BOND PLUS......................   0.25%         B         $131.17         --
EQ/GLOBAL BOND PLUS......................   0.50%         B         $129.14         --
EQ/GLOBAL BOND PLUS......................   0.70%         B         $127.52          3
EQ/GLOBAL BOND PLUS......................   0.80%         B         $118.45         --
EQ/GLOBAL BOND PLUS......................   0.90%         B         $125.93         19
EQ/GLOBAL BOND PLUS......................   0.95%         B         $125.54         68
EQ/GLOBAL BOND PLUS......................   1.00%         B         $125.14         --
EQ/GLOBAL BOND PLUS......................   1.10%         B         $124.36         31
EQ/GLOBAL BOND PLUS......................   1.20%         B         $123.57        105
EQ/GLOBAL BOND PLUS......................   1.25%         B         $123.92         67
EQ/GLOBAL BOND PLUS......................   1.30%         B         $125.64          3
EQ/GLOBAL BOND PLUS......................   1.34%         B         $122.49        382
EQ/GLOBAL BOND PLUS......................   1.35%         B         $122.41         --
EQ/GLOBAL BOND PLUS......................   1.45%         B         $121.64         --

EQ/GLOBAL MULTI-SECTOR EQUITY............   0.25%         B         $216.48         --
EQ/GLOBAL MULTI-SECTOR EQUITY............   0.50%         B         $210.44          1
EQ/GLOBAL MULTI-SECTOR EQUITY............   0.70%         B         $157.73         --
EQ/GLOBAL MULTI-SECTOR EQUITY............   0.70%         B         $257.78          6
EQ/GLOBAL MULTI-SECTOR EQUITY............   0.80%         B         $159.58         --
EQ/GLOBAL MULTI-SECTOR EQUITY............   0.90%         B         $155.53         --
EQ/GLOBAL MULTI-SECTOR EQUITY............   0.90%         B         $250.88         27
EQ/GLOBAL MULTI-SECTOR EQUITY............   0.90%         B         $297.57          3
EQ/GLOBAL MULTI-SECTOR EQUITY............   0.95%         B         $219.72         79
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.00%         B         $247.50         --
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.10%         B         $244.15         13
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.20%         B         $227.43        165
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.20%         B         $240.83         48
EQ/GLOBAL MULTI-SECTOR EQUITY***.........   1.20%         B         $143.24         --
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.25%         B         $ 68.78         90
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.30%         B         $ 94.18          6
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.34%         B         $156.66      1,671
EQ/GLOBAL MULTI-SECTOR EQUITY***.........   1.34%         B         $253.38         23
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.35%         B         $235.95          5
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.45%         B         $219.81          1

EQ/INTERMEDIATE GOVERNMENT BOND INDEX....   0.50%         A         $117.75         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX....   0.70%         A         $167.34          1
EQ/INTERMEDIATE GOVERNMENT BOND INDEX***.   0.74%         A         $ 94.38         27
EQ/INTERMEDIATE GOVERNMENT BOND INDEX....   0.90%         A         $178.93          4

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                       --------- -------------- ---------- -----------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.00%         A         $178.63         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.20%         A         $162.73          2
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.34%         A         $180.33        369
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.35%         A         $173.71          3
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.45%         A         $145.18         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   0.25%         B         $152.56         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   0.50%         B         $148.33         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   0.70%         B         $152.05         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   0.80%         B         $107.47         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   0.90%         B         $151.15          2
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   0.95%         B         $147.40         61
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.00%         B         $119.05         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.10%         B         $144.67         11
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.20%         B         $145.23         66
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.25%         B         $111.11         34
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.30%         B         $111.55          2

EQ/INTERNATIONAL CORE PLUS............   0.25%         B         $ 99.54         --
EQ/INTERNATIONAL CORE PLUS............   0.50%         B         $ 96.76         --
EQ/INTERNATIONAL CORE PLUS............   0.70%         B         $106.55          3
EQ/INTERNATIONAL CORE PLUS............   0.80%         B         $145.21         --
EQ/INTERNATIONAL CORE PLUS............   0.90%         B         $103.93         28
EQ/INTERNATIONAL CORE PLUS............   0.95%         B         $126.89         44
EQ/INTERNATIONAL CORE PLUS............   1.00%         B         $102.64         --
EQ/INTERNATIONAL CORE PLUS............   1.10%         B         $101.37         14
EQ/INTERNATIONAL CORE PLUS............   1.20%         B         $100.10        233
EQ/INTERNATIONAL CORE PLUS............   1.25%         B         $ 65.68         84
EQ/INTERNATIONAL CORE PLUS............   1.30%         B         $ 76.13          4
EQ/INTERNATIONAL CORE PLUS............   1.34%         B         $ 98.36        817
EQ/INTERNATIONAL CORE PLUS............   1.35%         B         $ 98.24          1
EQ/INTERNATIONAL CORE PLUS............   1.45%         B         $120.58          1

EQ/INTERNATIONAL EQUITY INDEX.........   0.50%         A         $ 67.65         --
EQ/INTERNATIONAL EQUITY INDEX.........   0.70%         A         $105.87          7
EQ/INTERNATIONAL EQUITY INDEX.........   0.90%         A         $112.99         47
EQ/INTERNATIONAL EQUITY INDEX.........   1.00%         A         $115.36         --
EQ/INTERNATIONAL EQUITY INDEX.........   1.20%         A         $ 98.74         28
EQ/INTERNATIONAL EQUITY INDEX.........   1.34%         A         $109.42      3,078
EQ/INTERNATIONAL EQUITY INDEX.........   1.35%         A         $109.24         24
EQ/INTERNATIONAL EQUITY INDEX.........   1.45%         A         $ 85.20          3
EQ/INTERNATIONAL EQUITY INDEX.........   0.25%         B         $ 91.03         --
EQ/INTERNATIONAL EQUITY INDEX.........   0.50%         B         $ 88.50          2
EQ/INTERNATIONAL EQUITY INDEX.........   0.70%         B         $ 90.83         --
EQ/INTERNATIONAL EQUITY INDEX.........   0.80%         B         $148.03         --
EQ/INTERNATIONAL EQUITY INDEX.........   0.90%         B         $ 91.81         12
EQ/INTERNATIONAL EQUITY INDEX.........   0.95%         B         $ 88.04        159
EQ/INTERNATIONAL EQUITY INDEX.........   1.00%         B         $133.87         --
EQ/INTERNATIONAL EQUITY INDEX.........   1.10%         B         $ 86.41         26
EQ/INTERNATIONAL EQUITY INDEX.........   1.20%         B         $ 85.13        273
EQ/INTERNATIONAL EQUITY INDEX.........   1.25%         B         $ 53.03         51
EQ/INTERNATIONAL EQUITY INDEX.........   1.30%         B         $ 64.09         14

EQ/INTERNATIONAL VALUE PLUS...........   0.25%         B         $ 97.03         --
EQ/INTERNATIONAL VALUE PLUS...........   0.50%         B         $ 94.32         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                 --------- -------------- ---------- -----------
EQ/INTERNATIONAL VALUE PLUS.....   0.70%         B         $114.36         31
EQ/INTERNATIONAL VALUE PLUS.....   0.80%         B         $143.31         --
EQ/INTERNATIONAL VALUE PLUS.....   0.90%         B         $111.55         44
EQ/INTERNATIONAL VALUE PLUS.....   0.95%         B         $110.86        102
EQ/INTERNATIONAL VALUE PLUS.....   1.00%         B         $110.17         --
EQ/INTERNATIONAL VALUE PLUS.....   1.10%         B         $108.80         12
EQ/INTERNATIONAL VALUE PLUS.....   1.20%         B         $107.44        143
EQ/INTERNATIONAL VALUE PLUS.....   1.25%         B         $ 61.80         34
EQ/INTERNATIONAL VALUE PLUS.....   1.30%         B         $ 71.39          7
EQ/INTERNATIONAL VALUE PLUS.....   1.34%         B         $105.58      1,495
EQ/INTERNATIONAL VALUE PLUS.....   1.35%         B         $105.45          9
EQ/INTERNATIONAL VALUE PLUS.....   1.45%         B         $114.01          1

EQ/JPMORGAN VALUE OPPORTUNITIES.   0.25%         B         $113.16         --
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.50%         B         $110.00         --
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.70%         B         $108.93         --
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.80%         B         $165.48         --
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.90%         B         $104.85          1
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.90%         B         $106.01          6
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.95%         B         $ 97.87         15
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.00%         B         $104.58         --
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.10%         B         $103.17          4
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.20%         B         $100.69         29
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.20%         B         $101.77          8
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.25%         B         $ 72.67         10
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.30%         B         $ 81.82          1
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.34%         B         $125.98        282
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.35%         B         $ 99.71          3
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.45%         B         $ 97.32          1

EQ/LARGE CAP CORE PLUS..........   0.25%         B         $ 93.23         --
EQ/LARGE CAP CORE PLUS..........   0.50%         B         $ 90.63         --
EQ/LARGE CAP CORE PLUS..........   0.70%         B         $ 93.93         --
EQ/LARGE CAP CORE PLUS..........   0.80%         B         $159.86         --
EQ/LARGE CAP CORE PLUS..........   0.90%         B         $ 91.62          5
EQ/LARGE CAP CORE PLUS..........   0.95%         B         $ 91.05          9
EQ/LARGE CAP CORE PLUS..........   1.00%         B         $ 90.48         --
EQ/LARGE CAP CORE PLUS..........   1.10%         B         $ 89.36          1
EQ/LARGE CAP CORE PLUS..........   1.20%         B         $ 88.25         23
EQ/LARGE CAP CORE PLUS..........   1.25%         B         $ 78.98          3
EQ/LARGE CAP CORE PLUS..........   1.30%         B         $ 86.36         --
EQ/LARGE CAP CORE PLUS..........   1.34%         B         $ 86.71        116
EQ/LARGE CAP CORE PLUS..........   1.35%         B         $ 86.60         --
EQ/LARGE CAP CORE PLUS..........   1.45%         B         $ 85.52         --

EQ/LARGE CAP GROWTH INDEX.......   0.25%         B         $ 77.94         --
EQ/LARGE CAP GROWTH INDEX.......   0.50%         B         $ 75.76          1
EQ/LARGE CAP GROWTH INDEX.......   0.70%         B         $ 82.09          2
EQ/LARGE CAP GROWTH INDEX.......   0.80%         B         $175.31         --
EQ/LARGE CAP GROWTH INDEX.......   0.90%         B         $ 80.07         18
EQ/LARGE CAP GROWTH INDEX.......   0.95%         B         $ 79.57         86
EQ/LARGE CAP GROWTH INDEX.......   1.00%         B         $ 79.07         --
EQ/LARGE CAP GROWTH INDEX.......   1.10%         B         $ 78.09          8
EQ/LARGE CAP GROWTH INDEX.......   1.20%         B         $ 77.12        176

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                  UNITS
                           CONTRACT                            OUTSTANDING
                           CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                           --------- -------------- ---------- -----------
EQ/LARGE CAP GROWTH INDEX.   1.25%         B         $102.00         11
EQ/LARGE CAP GROWTH INDEX.   1.30%         B         $113.44          1
EQ/LARGE CAP GROWTH INDEX.   1.34%         B         $ 75.78      1,246
EQ/LARGE CAP GROWTH INDEX.   1.35%         B         $ 75.68          3
EQ/LARGE CAP GROWTH INDEX.   1.45%         B         $ 74.74          1

EQ/LARGE CAP GROWTH PLUS..   0.25%         B         $ 64.31         --
EQ/LARGE CAP GROWTH PLUS..   0.50%         B         $ 62.52          1
EQ/LARGE CAP GROWTH PLUS..   0.70%         B         $109.43          3
EQ/LARGE CAP GROWTH PLUS..   0.80%         B         $162.59         --
EQ/LARGE CAP GROWTH PLUS..   0.90%         B         $ 95.36          5
EQ/LARGE CAP GROWTH PLUS..   0.90%         B         $106.50         28
EQ/LARGE CAP GROWTH PLUS..   0.95%         B         $ 89.84         73
EQ/LARGE CAP GROWTH PLUS..   1.00%         B         $105.07         --
EQ/LARGE CAP GROWTH PLUS..   1.10%         B         $103.64         14
EQ/LARGE CAP GROWTH PLUS..   1.20%         B         $ 98.18        156
EQ/LARGE CAP GROWTH PLUS..   1.20%         B         $102.24         10
EQ/LARGE CAP GROWTH PLUS..   1.25%         B         $ 90.03          6
EQ/LARGE CAP GROWTH PLUS..   1.30%         B         $103.61          2
EQ/LARGE CAP GROWTH PLUS..   1.34%         B         $149.93      1,300
EQ/LARGE CAP GROWTH PLUS..   1.35%         B         $100.16          9
EQ/LARGE CAP GROWTH PLUS..   1.45%         B         $ 94.89          5

EQ/LARGE CAP VALUE INDEX..   0.00%         B         $ 63.23         --
EQ/LARGE CAP VALUE INDEX..   0.25%         B         $ 62.25         --
EQ/LARGE CAP VALUE INDEX..   0.50%         B         $ 61.28         --
EQ/LARGE CAP VALUE INDEX..   0.70%         B         $ 60.51          1
EQ/LARGE CAP VALUE INDEX..   0.80%         B         $170.18         --
EQ/LARGE CAP VALUE INDEX..   0.90%         B         $ 59.76         19
EQ/LARGE CAP VALUE INDEX..   0.95%         B         $ 59.57         32
EQ/LARGE CAP VALUE INDEX..   1.00%         B         $ 59.38         --
EQ/LARGE CAP VALUE INDEX..   1.10%         B         $ 59.01         12
EQ/LARGE CAP VALUE INDEX..   1.20%         B         $ 58.64         69
EQ/LARGE CAP VALUE INDEX..   1.25%         B         $ 49.28         33
EQ/LARGE CAP VALUE INDEX..   1.30%         B         $ 54.08          2
EQ/LARGE CAP VALUE INDEX..   1.34%         B         $ 58.12        448
EQ/LARGE CAP VALUE INDEX..   1.35%         B         $ 58.08         --
EQ/LARGE CAP VALUE INDEX..   1.45%         B         $ 57.72         --

EQ/LARGE CAP VALUE PLUS...   0.50%         A         $112.50         --
EQ/LARGE CAP VALUE PLUS...   0.70%         A         $101.82          9
EQ/LARGE CAP VALUE PLUS...   0.90%         A         $ 99.31         65
EQ/LARGE CAP VALUE PLUS...   1.00%         A         $ 98.09         --
EQ/LARGE CAP VALUE PLUS...   1.20%         A         $ 95.66         70
EQ/LARGE CAP VALUE PLUS...   1.34%         A         $ 94.00      6,275
EQ/LARGE CAP VALUE PLUS...   1.35%         A         $ 93.88         28
EQ/LARGE CAP VALUE PLUS...   1.45%         A         $ 99.17          6
EQ/LARGE CAP VALUE PLUS...   0.25%         B         $114.23         --
EQ/LARGE CAP VALUE PLUS...   0.50%         B         $111.04          2
EQ/LARGE CAP VALUE PLUS...   0.70%         B         $100.50         22
EQ/LARGE CAP VALUE PLUS...   0.70%         B         $101.82         --
EQ/LARGE CAP VALUE PLUS...   0.80%         B         $159.95         --
EQ/LARGE CAP VALUE PLUS...   0.90%         B         $ 98.03         16
EQ/LARGE CAP VALUE PLUS...   0.95%         B         $103.32        242

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                               --------- -------------- ---------- -----------
EQ/LARGE CAP VALUE PLUS.......   1.00%         B         $ 98.09         --
EQ/LARGE CAP VALUE PLUS.......   1.10%         B         $ 95.61          6
EQ/LARGE CAP VALUE PLUS.......   1.20%         B         $ 94.42        532
EQ/LARGE CAP VALUE PLUS.......   1.20%         B         $ 95.66         --
EQ/LARGE CAP VALUE PLUS.......   1.25%         B         $ 61.68         19
EQ/LARGE CAP VALUE PLUS.......   1.30%         B         $ 67.99         13

EQ/LORD ABBETT LARGE CAP CORE.   0.25%         B         $118.08         --
EQ/LORD ABBETT LARGE CAP CORE.   0.50%         B         $116.13         --
EQ/LORD ABBETT LARGE CAP CORE.   0.70%         B         $114.58          2
EQ/LORD ABBETT LARGE CAP CORE.   0.80%         B         $146.51         --
EQ/LORD ABBETT LARGE CAP CORE.   0.90%         B         $113.05         10
EQ/LORD ABBETT LARGE CAP CORE.   0.95%         B         $112.67         15
EQ/LORD ABBETT LARGE CAP CORE.   1.00%         B         $112.29         --
EQ/LORD ABBETT LARGE CAP CORE.   1.10%         B         $111.54         10
EQ/LORD ABBETT LARGE CAP CORE.   1.20%         B         $110.79         67
EQ/LORD ABBETT LARGE CAP CORE.   1.25%         B         $ 87.00         29
EQ/LORD ABBETT LARGE CAP CORE.   1.30%         B         $ 96.17          1
EQ/LORD ABBETT LARGE CAP CORE.   1.34%         B         $109.75        231
EQ/LORD ABBETT LARGE CAP CORE.   1.34%         B         $110.79          2
EQ/LORD ABBETT LARGE CAP CORE.   1.35%         B         $109.67         --
EQ/LORD ABBETT LARGE CAP CORE.   1.45%         B         $108.93         --

EQ/MFS INTERNATIONAL GROWTH...   0.25%         B         $140.14         --
EQ/MFS INTERNATIONAL GROWTH...   0.50%         B         $137.81         --
EQ/MFS INTERNATIONAL GROWTH...   0.70%         B         $135.98          3
EQ/MFS INTERNATIONAL GROWTH...   0.80%         B         $163.04         --
EQ/MFS INTERNATIONAL GROWTH...   0.90%         B         $134.16         25
EQ/MFS INTERNATIONAL GROWTH...   0.95%         B         $133.71         29
EQ/MFS INTERNATIONAL GROWTH...   1.00%         B         $133.26         --
EQ/MFS INTERNATIONAL GROWTH...   1.10%         B         $132.37         10
EQ/MFS INTERNATIONAL GROWTH...   1.20%         B         $131.48         57
EQ/MFS INTERNATIONAL GROWTH...   1.25%         B         $ 81.24         23
EQ/MFS INTERNATIONAL GROWTH...   1.30%         B         $ 96.94          2
EQ/MFS INTERNATIONAL GROWTH...   1.34%         B         $130.19         12
EQ/MFS INTERNATIONAL GROWTH...   1.34%         B         $130.24        328
EQ/MFS INTERNATIONAL GROWTH...   1.35%         B         $130.15          1
EQ/MFS INTERNATIONAL GROWTH...   1.45%         B         $129.28         --

EQ/MID CAP INDEX..............   0.25%         B         $127.74         --
EQ/MID CAP INDEX..............   0.50%         B         $124.17          1
EQ/MID CAP INDEX..............   0.70%         B         $118.58         33
EQ/MID CAP INDEX..............   0.80%         B         $193.21         --
EQ/MID CAP INDEX..............   0.90%         B         $115.90         55
EQ/MID CAP INDEX..............   0.95%         B         $115.24        108
EQ/MID CAP INDEX..............   1.00%         B         $114.58         --
EQ/MID CAP INDEX..............   1.10%         B         $113.28         26
EQ/MID CAP INDEX..............   1.20%         B         $111.98        389
EQ/MID CAP INDEX..............   1.25%         B         $ 76.82        102
EQ/MID CAP INDEX..............   1.30%         B         $ 89.87          5
EQ/MID CAP INDEX..............   1.34%         B         $110.20      2,037
EQ/MID CAP INDEX..............   1.35%         B         $110.07          2
EQ/MID CAP INDEX..............   1.45%         B         $108.81          1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                    UNITS
                             CONTRACT                            OUTSTANDING
                             CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                             --------- -------------- ---------- -----------
EQ/MID CAP VALUE PLUS.......   0.25%         B         $165.05         --
EQ/MID CAP VALUE PLUS.......   0.50%         B         $160.44          1
EQ/MID CAP VALUE PLUS.......   0.70%         B         $127.25          6
EQ/MID CAP VALUE PLUS.......   0.80%         B         $184.63         --
EQ/MID CAP VALUE PLUS.......   0.90%         B         $123.85         35
EQ/MID CAP VALUE PLUS.......   0.90%         B         $153.26          7
EQ/MID CAP VALUE PLUS.......   0.95%         B         $155.49        121
EQ/MID CAP VALUE PLUS.......   1.00%         B         $122.18         --
EQ/MID CAP VALUE PLUS.......   1.10%         B         $120.52         12
EQ/MID CAP VALUE PLUS.......   1.20%         B         $118.52        282
EQ/MID CAP VALUE PLUS.......   1.20%         B         $118.89         26
EQ/MID CAP VALUE PLUS.......   1.25%         B         $ 75.95         27
EQ/MID CAP VALUE PLUS.......   1.30%         B         $ 87.06         10
EQ/MID CAP VALUE PLUS.......   1.34%         B         $147.16      2,260
EQ/MID CAP VALUE PLUS.......   1.35%         B         $116.48         11
EQ/MID CAP VALUE PLUS.......   1.45%         B         $114.55          1

EQ/MONEY MARKET.............   0.00%         A         $  1.00        249
EQ/MONEY MARKET.............   0.50%         A         $106.01         --
EQ/MONEY MARKET.............   0.70%         A         $133.89          1
EQ/MONEY MARKET***..........   0.74%         A         $ 47.11         32
EQ/MONEY MARKET.............   0.90%         A         $139.62         24
EQ/MONEY MARKET.............   1.00%         A         $140.46         --
EQ/MONEY MARKET.............   1.20%         A         $129.43          2
EQ/MONEY MARKET.............   1.34%         A         $  1.00         --
EQ/MONEY MARKET.............   1.35%         A         $140.20        130
EQ/MONEY MARKET.............   1.35%         A         $140.87         22
EQ/MONEY MARKET***..........   1.40%         A         $ 35.56      1,122
EQ/MONEY MARKET.............   1.45%         A         $117.06         --
EQ/MONEY MARKET.............   0.00%         B         $  1.00        216
EQ/MONEY MARKET.............   0.25%         B         $120.21         --
EQ/MONEY MARKET.............   0.50%         B         $116.87         --
EQ/MONEY MARKET.............   0.70%         B         $120.57          2
EQ/MONEY MARKET.............   0.80%         B         $ 97.79         --
EQ/MONEY MARKET.............   0.90%         B         $110.88         --
EQ/MONEY MARKET.............   0.90%         B         $122.57          1
EQ/MONEY MARKET.............   0.95%         B         $116.87        170
EQ/MONEY MARKET.............   1.00%         B         $106.14         --
EQ/MONEY MARKET.............   1.10%         B         $114.71         29
EQ/MONEY MARKET.............   1.20%         B         $  1.00        334
EQ/MONEY MARKET.............   1.20%         B         $117.54         51
EQ/MONEY MARKET.............   1.25%         B         $ 98.61         75
EQ/MONEY MARKET.............   1.30%         B         $100.81          4

EQ/MONTAG & CALDWELL GROWTH.   0.00%         B         $139.87         --
EQ/MONTAG & CALDWELL GROWTH.   0.25%         B         $137.36         --
EQ/MONTAG & CALDWELL GROWTH.   0.50%         B         $134.90         --
EQ/MONTAG & CALDWELL GROWTH.   0.70%         B         $132.95          1
EQ/MONTAG & CALDWELL GROWTH.   0.80%         B         $156.86         --
EQ/MONTAG & CALDWELL GROWTH.   0.90%         B         $131.03          7
EQ/MONTAG & CALDWELL GROWTH.   0.95%         B         $130.55         19
EQ/MONTAG & CALDWELL GROWTH.   1.00%         B         $130.08         --
EQ/MONTAG & CALDWELL GROWTH.   1.10%         B         $129.13          7

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                  --------- -------------- ---------- -----------
EQ/MONTAG & CALDWELL GROWTH......   1.20%         B         $128.19        37
EQ/MONTAG & CALDWELL GROWTH......   1.25%         B         $101.32        18
EQ/MONTAG & CALDWELL GROWTH......   1.30%         B         $111.75         3
EQ/MONTAG & CALDWELL GROWTH......   1.34%         B         $126.89       203
EQ/MONTAG & CALDWELL GROWTH......   1.35%         B         $126.79        --
EQ/MONTAG & CALDWELL GROWTH......   1.45%         B         $125.87        --

EQ/MORGAN STANLEY MID CAP GROWTH.   0.25%         B         $165.92        --
EQ/MORGAN STANLEY MID CAP GROWTH.   0.50%         B         $163.17         2
EQ/MORGAN STANLEY MID CAP GROWTH.   0.70%         B         $160.99         4
EQ/MORGAN STANLEY MID CAP GROWTH.   0.80%         B         $201.48        --
EQ/MORGAN STANLEY MID CAP GROWTH.   0.90%         B         $158.84        45
EQ/MORGAN STANLEY MID CAP GROWTH.   0.95%         B         $158.31        44
EQ/MORGAN STANLEY MID CAP GROWTH.   1.00%         B         $157.78        --
EQ/MORGAN STANLEY MID CAP GROWTH.   1.10%         B         $156.72        24
EQ/MORGAN STANLEY MID CAP GROWTH.   1.20%         B         $155.66       218
EQ/MORGAN STANLEY MID CAP GROWTH.   1.25%         B         $101.56        95
EQ/MORGAN STANLEY MID CAP GROWTH.   1.30%         B         $120.29         5
EQ/MORGAN STANLEY MID CAP GROWTH.   1.34%         B         $154.20       807
EQ/MORGAN STANLEY MID CAP GROWTH.   1.35%         B         $154.10         1
EQ/MORGAN STANLEY MID CAP GROWTH.   1.45%         B         $153.06         1

EQ/MUTUAL LARGE CAP EQUITY.......   0.25%         B         $ 89.36        --
EQ/MUTUAL LARGE CAP EQUITY.......   0.50%         B         $ 88.18        --
EQ/MUTUAL LARGE CAP EQUITY.......   0.70%         B         $ 87.24        --
EQ/MUTUAL LARGE CAP EQUITY.......   0.80%         B         $153.09        --
EQ/MUTUAL LARGE CAP EQUITY.......   0.90%         B         $ 86.31         6
EQ/MUTUAL LARGE CAP EQUITY.......   0.95%         B         $ 86.08        13
EQ/MUTUAL LARGE CAP EQUITY.......   1.00%         B         $ 85.85        --
EQ/MUTUAL LARGE CAP EQUITY.......   1.10%         B         $ 85.39         2
EQ/MUTUAL LARGE CAP EQUITY.......   1.20%         B         $ 84.93        41
EQ/MUTUAL LARGE CAP EQUITY.......   1.25%         B         $ 72.69         5
EQ/MUTUAL LARGE CAP EQUITY.......   1.30%         B         $ 81.80        10
EQ/MUTUAL LARGE CAP EQUITY.......   1.34%         B         $ 84.29       231
EQ/MUTUAL LARGE CAP EQUITY.......   1.35%         B         $ 84.25        --
EQ/MUTUAL LARGE CAP EQUITY.......   1.45%         B         $ 83.80        --

EQ/OPPENHEIMER GLOBAL............   0.25%         B         $100.47        --
EQ/OPPENHEIMER GLOBAL............   0.50%         B         $ 99.14        --
EQ/OPPENHEIMER GLOBAL............   0.70%         B         $ 98.09         3
EQ/OPPENHEIMER GLOBAL............   0.80%         B         $165.40        --
EQ/OPPENHEIMER GLOBAL............   0.90%         B         $ 97.04         8
EQ/OPPENHEIMER GLOBAL............   0.95%         B         $ 96.78        26
EQ/OPPENHEIMER GLOBAL............   1.00%         B         $ 96.53        --
EQ/OPPENHEIMER GLOBAL............   1.10%         B         $ 96.01        17
EQ/OPPENHEIMER GLOBAL............   1.20%         B         $ 95.49        94
EQ/OPPENHEIMER GLOBAL............   1.25%         B         $ 78.50        29
EQ/OPPENHEIMER GLOBAL............   1.30%         B         $ 90.04         2
EQ/OPPENHEIMER GLOBAL............   1.34%         B         $ 94.78       346
EQ/OPPENHEIMER GLOBAL............   1.35%         B         $ 94.72        --
EQ/OPPENHEIMER GLOBAL............   1.45%         B         $ 94.21        --

EQ/PIMCO ULTRA SHORT BOND........   1.10%         A         $ 99.23         2
EQ/PIMCO ULTRA SHORT BOND........   1.25%         A         $ 98.88        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                               --------- -------------- ---------- -----------
EQ/PIMCO ULTRA SHORT BOND.....   0.25%         B         $115.07        --
EQ/PIMCO ULTRA SHORT BOND.....   0.50%         B         $113.17        --
EQ/PIMCO ULTRA SHORT BOND.....   0.70%         B         $111.66         5
EQ/PIMCO ULTRA SHORT BOND.....   0.80%         B         $105.59        --
EQ/PIMCO ULTRA SHORT BOND.....   0.90%         B         $110.17        27
EQ/PIMCO ULTRA SHORT BOND.....   0.95%         B         $109.80       152
EQ/PIMCO ULTRA SHORT BOND.....   1.00%         B         $109.43        --
EQ/PIMCO ULTRA SHORT BOND.....   1.10%         B         $108.70        56
EQ/PIMCO ULTRA SHORT BOND.....   1.20%         B         $107.97       156
EQ/PIMCO ULTRA SHORT BOND.....   1.25%         B         $108.99        85
EQ/PIMCO ULTRA SHORT BOND.....   1.30%         B         $108.36         4
EQ/PIMCO ULTRA SHORT BOND.....   1.34%         B         $106.95       662
EQ/PIMCO ULTRA SHORT BOND.....   1.35%         B         $106.88        --
EQ/PIMCO ULTRA SHORT BOND.....   1.45%         B         $106.16        --

EQ/QUALITY BOND PLUS..........   0.50%         A         $110.81        --
EQ/QUALITY BOND PLUS..........   0.70%         A         $165.87         2
EQ/QUALITY BOND PLUS..........   0.90%         A         $183.03         9
EQ/QUALITY BOND PLUS..........   1.00%         A         $183.69        --
EQ/QUALITY BOND PLUS..........   1.20%         A         $162.62         2
EQ/QUALITY BOND PLUS..........   1.34%         A         $180.55       567
EQ/QUALITY BOND PLUS..........   1.35%         A         $190.23         6
EQ/QUALITY BOND PLUS..........   1.45%         A         $141.77        --
EQ/QUALITY BOND PLUS..........   0.25%         B         $150.06        --
EQ/QUALITY BOND PLUS..........   0.50%         B         $145.89        --
EQ/QUALITY BOND PLUS..........   0.70%         B         $149.82        --
EQ/QUALITY BOND PLUS..........   0.80%         B         $112.74        --
EQ/QUALITY BOND PLUS..........   0.90%         B         $147.68         4
EQ/QUALITY BOND PLUS..........   0.95%         B         $145.24        83
EQ/QUALITY BOND PLUS..........   1.00%         B         $117.39        --
EQ/QUALITY BOND PLUS..........   1.10%         B         $142.55        12
EQ/QUALITY BOND PLUS..........   1.20%         B         $142.03        95
EQ/QUALITY BOND PLUS..........   1.25%         B         $104.95        28
EQ/QUALITY BOND PLUS..........   1.30%         B         $105.09         3

EQ/SMALL COMPANY INDEX........   0.25%         B         $167.39        --
EQ/SMALL COMPANY INDEX........   0.50%         B         $163.21        --
EQ/SMALL COMPANY INDEX........   0.70%         B         $159.93        24
EQ/SMALL COMPANY INDEX........   0.80%         B         $191.54        --
EQ/SMALL COMPANY INDEX........   0.90%         B         $156.72        25
EQ/SMALL COMPANY INDEX........   0.95%         B         $155.93        37
EQ/SMALL COMPANY INDEX........   1.00%         B         $155.14        --
EQ/SMALL COMPANY INDEX........   1.10%         B         $153.56        12
EQ/SMALL COMPANY INDEX........   1.20%         B         $152.00       176
EQ/SMALL COMPANY INDEX........   1.25%         B         $ 86.27        61
EQ/SMALL COMPANY INDEX........   1.30%         B         $ 95.02         4
EQ/SMALL COMPANY INDEX........   1.34%         B         $149.85       854
EQ/SMALL COMPANY INDEX........   1.35%         B         $149.70         2
EQ/SMALL COMPANY INDEX........   1.45%         B         $148.17        --

EQ/T. ROWE PRICE GROWTH STOCK.   0.00%         B         $112.33        --
EQ/T. ROWE PRICE GROWTH STOCK.   0.25%         B         $110.32        --
EQ/T. ROWE PRICE GROWTH STOCK.   0.50%         B         $108.34        --
EQ/T. ROWE PRICE GROWTH STOCK.   0.70%         B         $106.77        18

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                               --------- -------------- ---------- -----------
EQ/T. ROWE PRICE GROWTH STOCK.   0.80%         B         $166.67        --
EQ/T. ROWE PRICE GROWTH STOCK.   0.90%         B         $105.23        45
EQ/T. ROWE PRICE GROWTH STOCK.   0.95%         B         $104.85        55
EQ/T. ROWE PRICE GROWTH STOCK.   1.00%         B         $104.47        --
EQ/T. ROWE PRICE GROWTH STOCK.   1.10%         B         $103.71        20
EQ/T. ROWE PRICE GROWTH STOCK.   1.20%         B         $102.95       324
EQ/T. ROWE PRICE GROWTH STOCK.   1.25%         B         $ 87.38        96
EQ/T. ROWE PRICE GROWTH STOCK.   1.30%         B         $ 94.58         3
EQ/T. ROWE PRICE GROWTH STOCK.   1.34%         B         $101.90       915
EQ/T. ROWE PRICE GROWTH STOCK.   1.35%         B         $101.83         2
EQ/T. ROWE PRICE GROWTH STOCK.   1.45%         B         $101.09        --

EQ/TEMPLETON GLOBAL EQUITY....   0.25%         B         $ 82.93        --
EQ/TEMPLETON GLOBAL EQUITY....   0.50%         B         $ 81.83        --
EQ/TEMPLETON GLOBAL EQUITY....   0.70%         B         $ 80.96         1
EQ/TEMPLETON GLOBAL EQUITY....   0.80%         B         $149.34        --
EQ/TEMPLETON GLOBAL EQUITY....   0.90%         B         $ 80.10         8
EQ/TEMPLETON GLOBAL EQUITY....   0.95%         B         $ 79.89        17
EQ/TEMPLETON GLOBAL EQUITY....   1.00%         B         $ 79.67        --
EQ/TEMPLETON GLOBAL EQUITY....   1.10%         B         $ 79.25         6
EQ/TEMPLETON GLOBAL EQUITY....   1.20%         B         $ 78.82        75
EQ/TEMPLETON GLOBAL EQUITY....   1.25%         B         $ 67.83        12
EQ/TEMPLETON GLOBAL EQUITY....   1.30%         B         $ 75.98         9
EQ/TEMPLETON GLOBAL EQUITY....   1.34%         B         $ 78.23       247
EQ/TEMPLETON GLOBAL EQUITY....   1.35%         B         $ 78.19        --
EQ/TEMPLETON GLOBAL EQUITY....   1.45%         B         $ 77.77        --

EQ/UBS GROWTH & INCOME........   0.00%         B         $120.36        --
EQ/UBS GROWTH & INCOME........   0.25%         B         $118.20        --
EQ/UBS GROWTH & INCOME........   0.50%         B         $116.08        --
EQ/UBS GROWTH & INCOME........   0.70%         B         $114.40        --
EQ/UBS GROWTH & INCOME........   0.80%         B         $169.88        --
EQ/UBS GROWTH & INCOME........   0.90%         B         $112.75         2
EQ/UBS GROWTH & INCOME........   0.95%         B         $112.34         7
EQ/UBS GROWTH & INCOME........   1.00%         B         $111.93        --
EQ/UBS GROWTH & INCOME........   1.10%         B         $111.12         2
EQ/UBS GROWTH & INCOME........   1.20%         B         $110.31        40
EQ/UBS GROWTH & INCOME........   1.25%         B         $ 76.88        15
EQ/UBS GROWTH & INCOME........   1.30%         B         $ 85.13         2
EQ/UBS GROWTH & INCOME........   1.34%         B         $109.19       109
EQ/UBS GROWTH & INCOME........   1.35%         B         $109.11        --
EQ/UBS GROWTH & INCOME........   1.45%         B         $108.31        --

EQ/VAN KAMPEN COMSTOCK........   0.25%         B         $106.92        --
EQ/VAN KAMPEN COMSTOCK........   0.50%         B         $105.15        --
EQ/VAN KAMPEN COMSTOCK........   0.70%         B         $103.75        --
EQ/VAN KAMPEN COMSTOCK........   0.80%         B         $174.20        --
EQ/VAN KAMPEN COMSTOCK........   0.90%         B         $102.37         4
EQ/VAN KAMPEN COMSTOCK........   0.95%         B         $102.02        19
EQ/VAN KAMPEN COMSTOCK........   1.00%         B         $101.68        --
EQ/VAN KAMPEN COMSTOCK........   1.10%         B         $101.00         4
EQ/VAN KAMPEN COMSTOCK........   1.20%         B         $100.32        22
EQ/VAN KAMPEN COMSTOCK........   1.25%         B         $ 78.68         5
EQ/VAN KAMPEN COMSTOCK........   1.30%         B         $ 85.99         1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                 UNITS
                                         CONTRACT                             OUTSTANDING
                                         CHARGES**   SHARE CLASS*  UNIT VALUE   (000'S)
                                         --------- --------------- ---------- -----------
EQ/VAN KAMPEN COMSTOCK..................   1.34%          B         $ 99.37       175
EQ/VAN KAMPEN COMSTOCK..................   1.35%          B         $ 99.31        --
EQ/VAN KAMPEN COMSTOCK..................   1.45%          B         $ 98.64        --

EQ/WELLS FARGO OMEGA GROWTH.............   0.25%          B         $113.25        --
EQ/WELLS FARGO OMEGA GROWTH.............   0.50%          B         $110.09        --
EQ/WELLS FARGO OMEGA GROWTH.............   0.70%          B         $111.11         5
EQ/WELLS FARGO OMEGA GROWTH.............   0.80%          B         $165.73        --
EQ/WELLS FARGO OMEGA GROWTH.............   0.90%          B         $108.38        17
EQ/WELLS FARGO OMEGA GROWTH.............   0.95%          B         $107.71        61
EQ/WELLS FARGO OMEGA GROWTH.............   1.00%          B         $107.04        --
EQ/WELLS FARGO OMEGA GROWTH.............   1.10%          B         $105.71        22
EQ/WELLS FARGO OMEGA GROWTH.............   1.20%          B         $104.39       117
EQ/WELLS FARGO OMEGA GROWTH.............   1.25%          B         $105.91        40
EQ/WELLS FARGO OMEGA GROWTH.............   1.30%          B         $121.25         2
EQ/WELLS FARGO OMEGA GROWTH.............   1.34%          B         $102.58       665
EQ/WELLS FARGO OMEGA GROWTH.............   1.35%          B         $102.45         1
EQ/WELLS FARGO OMEGA GROWTH.............   1.45%          B         $101.17        --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.25%   SERVICE CLASS 2  $103.35        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.50%   SERVICE CLASS 2  $102.91        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.50%   SERVICE CLASS 2  $114.04        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.70%   SERVICE CLASS 2  $102.56        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.70%   SERVICE CLASS 2  $113.73        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.80%   SERVICE CLASS 2  $102.39        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.90%   SERVICE CLASS 2  $102.22         4
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.90%   SERVICE CLASS 2  $113.43         7
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.95%   SERVICE CLASS 2  $113.36        17
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.00%   SERVICE CLASS 2  $102.04         1
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.10%   SERVICE CLASS 2  $101.87        12
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.20%   SERVICE CLASS 2  $101.69       196
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.20%   SERVICE CLASS 2  $112.98        20
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.25%   SERVICE CLASS 2  $112.90        66
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.34%   SERVICE CLASS 2  $112.76       327
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.45%   SERVICE CLASS 2  $ 89.78        --

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   0.25%   SERVICE CLASS 2  $103.77        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   0.50%   SERVICE CLASS 2  $103.33        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   0.70%   SERVICE CLASS 2  $102.98        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   0.80%   SERVICE CLASS 2  $102.81        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   0.90%   SERVICE CLASS 2  $102.63        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   1.00%   SERVICE CLASS 2  $102.46        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   1.10%   SERVICE CLASS 2  $102.28        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   1.20%   SERVICE CLASS 2  $102.11         6

FIDELITY(R) VIP MID CAP PORTFOLIO.......   0.25%   SERVICE CLASS 2  $100.61        --
FIDELITY(R) VIP MID CAP PORTFOLIO.......   0.50%   SERVICE CLASS 2  $100.19        --
FIDELITY(R) VIP MID CAP PORTFOLIO.......   0.70%   SERVICE CLASS 2  $ 99.85        --
FIDELITY(R) VIP MID CAP PORTFOLIO.......   0.80%   SERVICE CLASS 2  $ 99.68        --
FIDELITY(R) VIP MID CAP PORTFOLIO.......   0.90%   SERVICE CLASS 2  $ 99.51        --
FIDELITY(R) VIP MID CAP PORTFOLIO.......   1.00%   SERVICE CLASS 2  $ 99.34        --
FIDELITY(R) VIP MID CAP PORTFOLIO.......   1.10%   SERVICE CLASS 2  $ 99.17         1
FIDELITY(R) VIP MID CAP PORTFOLIO.......   1.20%   SERVICE CLASS 2  $ 99.00        38

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                             UNITS
                                      CONTRACT                            OUTSTANDING
                                      CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                      --------- -------------- ---------- -----------
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.25%   SERVICE SHARES  $100.89       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.50%   SERVICE SHARES  $ 86.49       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.50%   SERVICE SHARES  $100.47       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.70%   SERVICE SHARES  $ 86.38       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.70%   SERVICE SHARES  $100.12       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.80%   SERVICE SHARES  $ 99.95       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.90%   SERVICE SHARES  $ 86.27       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.90%   SERVICE SHARES  $ 99.78       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.95%   SERVICE SHARES  $ 86.24        2
GOLDMAN SACHS VIT MID CAP VALUE FUND.   1.00%   SERVICE SHARES  $ 99.61       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   1.10%   SERVICE SHARES  $ 99.44        2
GOLDMAN SACHS VIT MID CAP VALUE FUND.   1.20%   SERVICE SHARES  $ 86.10       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   1.20%   SERVICE SHARES  $ 99.27       13
GOLDMAN SACHS VIT MID CAP VALUE FUND.   1.25%   SERVICE SHARES  $ 86.08        6
GOLDMAN SACHS VIT MID CAP VALUE FUND.   1.34%   SERVICE SHARES  $ 86.03       20
GOLDMAN SACHS VIT MID CAP VALUE FUND.   1.45%   SERVICE SHARES  $ 85.97       --

INVESCO V.I. DIVIDEND GROWTH FUND....   0.25%     SERIES II     $ 91.90       --
INVESCO V.I. DIVIDEND GROWTH FUND....   0.50%     SERIES II     $ 91.51       --
INVESCO V.I. DIVIDEND GROWTH FUND....   0.70%     SERIES II     $ 91.20       --
INVESCO V.I. DIVIDEND GROWTH FUND....   0.80%     SERIES II     $ 91.05       --
INVESCO V.I. DIVIDEND GROWTH FUND....   0.90%     SERIES II     $ 90.89       --
INVESCO V.I. DIVIDEND GROWTH FUND....   1.00%     SERIES II     $ 90.74       --
INVESCO V.I. DIVIDEND GROWTH FUND....   1.10%     SERIES II     $ 90.58       --
INVESCO V.I. DIVIDEND GROWTH FUND....   1.20%     SERIES II     $ 90.43        2

INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.25%     SERIES II     $103.59       --
INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.50%     SERIES II     $101.64       --
INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.50%     SERIES II     $103.15        1
INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.70%     SERIES II     $101.37       --
INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.70%     SERIES II     $102.80       --
INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.80%     SERIES II     $102.63       --
INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.90%     SERIES II     $101.10        3
INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.90%     SERIES II     $102.45       --
INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.95%     SERIES II     $101.03       10
INVESCO V.I. GLOBAL REAL ESTATE FUND.   1.00%     SERIES II     $102.28       --
INVESCO V.I. GLOBAL REAL ESTATE FUND.   1.10%     SERIES II     $102.10        4
INVESCO V.I. GLOBAL REAL ESTATE FUND.   1.20%     SERIES II     $100.69        2
INVESCO V.I. GLOBAL REAL ESTATE FUND.   1.20%     SERIES II     $101.93       30
INVESCO V.I. GLOBAL REAL ESTATE FUND.   1.25%     SERIES II     $100.62        8
INVESCO V.I. GLOBAL REAL ESTATE FUND.   1.34%     SERIES II     $100.50       60
INVESCO V.I. GLOBAL REAL ESTATE FUND.   1.45%     SERIES II     $ 87.60       --

INVESCO V.I. HIGH YIELD FUND.........   0.00%     SERIES II     $ 95.81       --
INVESCO V.I. HIGH YIELD FUND.........   0.25%     SERIES II     $ 95.66       --
INVESCO V.I. HIGH YIELD FUND.........   0.50%     SERIES II     $ 95.50       --
INVESCO V.I. HIGH YIELD FUND.........   0.70%     SERIES II     $ 95.38       --
INVESCO V.I. HIGH YIELD FUND.........   0.80%     SERIES II     $ 95.32       --
INVESCO V.I. HIGH YIELD FUND.........   0.90%     SERIES II     $ 95.26       --
INVESCO V.I. HIGH YIELD FUND.........   0.95%     SERIES II     $ 95.23        1
INVESCO V.I. HIGH YIELD FUND.........   1.00%     SERIES II     $ 95.20       --
INVESCO V.I. HIGH YIELD FUND.........   1.10%     SERIES II     $ 95.14        2
INVESCO V.I. HIGH YIELD FUND.........   1.20%     SERIES II     $ 95.08        5
INVESCO V.I. HIGH YIELD FUND.........   1.25%     SERIES II     $ 95.05        2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                               UNITS
                                        CONTRACT                            OUTSTANDING
                                        CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                        --------- -------------- ---------- -----------
INVESCO V.I. HIGH YIELD FUND...........   1.34%     SERIES II     $ 94.99       18
INVESCO V.I. HIGH YIELD FUND...........   1.45%     SERIES II     $ 94.92       --

INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.25%     SERIES II     $102.26       --
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.50%     SERIES II     $ 87.27       --
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.50%     SERIES II     $101.82       --
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.70%     SERIES II     $ 87.16       --
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.70%     SERIES II     $101.48       --
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.80%     SERIES II     $101.31       --
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.90%     SERIES II     $ 87.04        3
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.90%     SERIES II     $101.13        1
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.95%     SERIES II     $ 87.02        3
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.00%     SERIES II     $100.96       --
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.10%     SERIES II     $100.79        2
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.20%     SERIES II     $ 86.88        1
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.20%     SERIES II     $100.62       37
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.25%     SERIES II     $ 86.85        3
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.34%     SERIES II     $ 86.80       39
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.45%     SERIES II     $ 86.74       --

INVESCO V.I. MID CAP CORE EQUITY FUND..   0.25%     SERIES II     $ 97.88       --
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.50%     SERIES II     $ 97.47       --
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.50%     SERIES II     $106.96       --
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.70%     SERIES II     $ 97.14       --
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.70%     SERIES II     $106.67       --
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.80%     SERIES II     $ 96.97       --
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.90%     SERIES II     $ 96.81       --
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.90%     SERIES II     $106.39        1
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.95%     SERIES II     $106.32        3
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.00%     SERIES II     $ 96.64       --
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.10%     SERIES II     $ 96.48        2
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.20%     SERIES II     $ 96.31       14
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.20%     SERIES II     $105.96        4
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.25%     SERIES II     $105.89        7
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.34%     SERIES II     $105.76       36
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.45%     SERIES II     $ 85.14       --

INVESCO V.I. SMALL CAP EQUITY FUND.....   0.25%     SERIES II     $107.95       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.50%     SERIES II     $107.50       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.50%     SERIES II     $122.82       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.70%     SERIES II     $107.13       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.70%     SERIES II     $122.49       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.80%     SERIES II     $106.95       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.90%     SERIES II     $106.77       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.90%     SERIES II     $122.16       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.95%     SERIES II     $122.08        2
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.00%     SERIES II     $106.58       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.10%     SERIES II     $106.40        2
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.20%     SERIES II     $106.22        7
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.20%     SERIES II     $121.67        1
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.25%     SERIES II     $121.59        3
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.34%     SERIES II     $121.44       18
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.45%     SERIES II     $ 88.33       --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                       UNITS
                                CONTRACT                            OUTSTANDING
                                CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                --------- -------------- ---------- -----------
IVY FUNDS VIP ENERGY...........   0.25%   COMMON SHARES   $103.64        --
IVY FUNDS VIP ENERGY...........   0.50%   COMMON SHARES   $103.21        --
IVY FUNDS VIP ENERGY...........   0.50%   COMMON SHARES   $116.61        --
IVY FUNDS VIP ENERGY...........   0.70%   COMMON SHARES   $102.85        --
IVY FUNDS VIP ENERGY...........   0.70%   COMMON SHARES   $116.30         1
IVY FUNDS VIP ENERGY...........   0.80%   COMMON SHARES   $102.68        --
IVY FUNDS VIP ENERGY...........   0.90%   COMMON SHARES   $102.50        --
IVY FUNDS VIP ENERGY...........   0.90%   COMMON SHARES   $115.99         2
IVY FUNDS VIP ENERGY...........   0.95%   COMMON SHARES   $115.92         9
IVY FUNDS VIP ENERGY...........   1.00%   COMMON SHARES   $102.33        --
IVY FUNDS VIP ENERGY...........   1.10%   COMMON SHARES   $102.16         3
IVY FUNDS VIP ENERGY...........   1.20%   COMMON SHARES   $101.98        31
IVY FUNDS VIP ENERGY...........   1.20%   COMMON SHARES   $115.53        10
IVY FUNDS VIP ENERGY...........   1.25%   COMMON SHARES   $115.45         9
IVY FUNDS VIP ENERGY...........   1.34%   COMMON SHARES   $115.31        78
IVY FUNDS VIP ENERGY...........   1.45%   COMMON SHARES   $ 86.86        --

IVY FUNDS VIP HIGH INCOME......   0.25%   COMMON SHARES   $111.93        --
IVY FUNDS VIP HIGH INCOME......   0.50%   COMMON SHARES   $111.56        --
IVY FUNDS VIP HIGH INCOME......   0.70%   COMMON SHARES   $111.26        --
IVY FUNDS VIP HIGH INCOME......   0.80%   COMMON SHARES   $111.12        --
IVY FUNDS VIP HIGH INCOME......   0.90%   COMMON SHARES   $110.97         4
IVY FUNDS VIP HIGH INCOME......   0.95%   COMMON SHARES   $110.89        28
IVY FUNDS VIP HIGH INCOME......   1.00%   COMMON SHARES   $110.82        --
IVY FUNDS VIP HIGH INCOME......   1.10%   COMMON SHARES   $110.67        14
IVY FUNDS VIP HIGH INCOME......   1.20%   COMMON SHARES   $110.52        62
IVY FUNDS VIP HIGH INCOME......   1.25%   COMMON SHARES   $110.45        37
IVY FUNDS VIP HIGH INCOME......   1.34%   COMMON SHARES   $110.31       156
IVY FUNDS VIP HIGH INCOME......   1.45%   COMMON SHARES   $ 98.24        --

IVY FUNDS VIP MID CAP GROWTH...   0.00%   COMMON SHARES   $ 90.46        --
IVY FUNDS VIP MID CAP GROWTH...   0.25%   COMMON SHARES   $ 90.31        --
IVY FUNDS VIP MID CAP GROWTH...   0.50%   COMMON SHARES   $ 90.17        --
IVY FUNDS VIP MID CAP GROWTH...   0.70%   COMMON SHARES   $ 90.05        --
IVY FUNDS VIP MID CAP GROWTH...   0.80%   COMMON SHARES   $ 89.99        --
IVY FUNDS VIP MID CAP GROWTH...   0.90%   COMMON SHARES   $ 89.94         1
IVY FUNDS VIP MID CAP GROWTH...   0.95%   COMMON SHARES   $ 89.91         3
IVY FUNDS VIP MID CAP GROWTH...   1.00%   COMMON SHARES   $ 89.88        --
IVY FUNDS VIP MID CAP GROWTH...   1.10%   COMMON SHARES   $ 89.82         1
IVY FUNDS VIP MID CAP GROWTH...   1.20%   COMMON SHARES   $ 89.76        10
IVY FUNDS VIP MID CAP GROWTH...   1.25%   COMMON SHARES   $ 89.73         4
IVY FUNDS VIP MID CAP GROWTH...   1.34%   COMMON SHARES   $ 89.68        45
IVY FUNDS VIP MID CAP GROWTH...   1.45%   COMMON SHARES   $ 89.62        --

IVY FUNDS VIP SMALL CAP GROWTH.   0.25%   COMMON SHARES   $101.06        --
IVY FUNDS VIP SMALL CAP GROWTH.   0.50%   COMMON SHARES   $ 79.53        --
IVY FUNDS VIP SMALL CAP GROWTH.   0.50%   COMMON SHARES   $100.63        --
IVY FUNDS VIP SMALL CAP GROWTH.   0.70%   COMMON SHARES   $ 79.43        --
IVY FUNDS VIP SMALL CAP GROWTH.   0.70%   COMMON SHARES   $100.29        --
IVY FUNDS VIP SMALL CAP GROWTH.   0.80%   COMMON SHARES   $100.12        --
IVY FUNDS VIP SMALL CAP GROWTH.   0.90%   COMMON SHARES   $ 79.33         1
IVY FUNDS VIP SMALL CAP GROWTH.   0.90%   COMMON SHARES   $ 99.95        --
IVY FUNDS VIP SMALL CAP GROWTH.   0.95%   COMMON SHARES   $ 79.30         1
IVY FUNDS VIP SMALL CAP GROWTH.   1.00%   COMMON SHARES   $ 99.78        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                            UNITS
                                                     CONTRACT                            OUTSTANDING
                                                     CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                                     --------- -------------- ---------- -----------
IVY FUNDS VIP SMALL CAP GROWTH......................   1.10%   COMMON SHARES   $ 99.61         1
IVY FUNDS VIP SMALL CAP GROWTH......................   1.20%   COMMON SHARES   $ 79.17        --
IVY FUNDS VIP SMALL CAP GROWTH......................   1.20%   COMMON SHARES   $ 99.44         9
IVY FUNDS VIP SMALL CAP GROWTH......................   1.25%   COMMON SHARES   $ 79.15         1
IVY FUNDS VIP SMALL CAP GROWTH......................   1.34%   COMMON SHARES   $ 79.10        19
IVY FUNDS VIP SMALL CAP GROWTH......................   1.45%   COMMON SHARES   $ 79.04        --

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.25%   SERVICE SHARES  $ 93.05        --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.50%   SERVICE SHARES  $ 92.74        --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.70%   SERVICE SHARES  $ 92.49         3
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.80%   SERVICE SHARES  $ 92.37        --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.90%   SERVICE SHARES  $ 92.25        12
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.95%   SERVICE SHARES  $ 92.18        29
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.00%   SERVICE SHARES  $ 92.12        --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.10%   SERVICE SHARES  $ 92.00        15
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.20%   SERVICE SHARES  $ 91.87       123
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.25%   SERVICE SHARES  $ 91.81        32
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.34%   SERVICE SHARES  $ 91.70       285
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.45%   SERVICE SHARES  $ 82.12        --

MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.25%   SERVICE CLASS   $104.51        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.50%   SERVICE CLASS   $104.07        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.50%   SERVICE CLASS   $108.94        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.70%   SERVICE CLASS   $103.72        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.70%   SERVICE CLASS   $108.65        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.80%   SERVICE CLASS   $103.54        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.90%   SERVICE CLASS   $103.36         1
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.90%   SERVICE CLASS   $108.36         5
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.95%   SERVICE CLASS   $108.29        17
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   1.00%   SERVICE CLASS   $103.19        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   1.10%   SERVICE CLASS   $103.01         6
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   1.20%   SERVICE CLASS   $102.84        75
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   1.20%   SERVICE CLASS   $107.92         8
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   1.25%   SERVICE CLASS   $107.85        12
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   1.34%   SERVICE CLASS   $107.72       157
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   1.45%   SERVICE CLASS   $ 91.22        --

MFS(R) INVESTORS GROWTH STOCK SERIES................   0.25%   SERVICE CLASS   $119.47        --
MFS(R) INVESTORS GROWTH STOCK SERIES................   0.50%   SERVICE CLASS   $119.07        --
MFS(R) INVESTORS GROWTH STOCK SERIES................   0.70%   SERVICE CLASS   $118.75        --
MFS(R) INVESTORS GROWTH STOCK SERIES................   0.80%   SERVICE CLASS   $118.59        --
MFS(R) INVESTORS GROWTH STOCK SERIES................   0.90%   SERVICE CLASS   $118.44         1
MFS(R) INVESTORS GROWTH STOCK SERIES................   0.95%   SERVICE CLASS   $118.36         1
MFS(R) INVESTORS GROWTH STOCK SERIES................   1.00%   SERVICE CLASS   $118.28        --
MFS(R) INVESTORS GROWTH STOCK SERIES................   1.10%   SERVICE CLASS   $118.12         1
MFS(R) INVESTORS GROWTH STOCK SERIES................   1.20%   SERVICE CLASS   $117.96         7
MFS(R) INVESTORS GROWTH STOCK SERIES................   1.25%   SERVICE CLASS   $117.88         2
MFS(R) INVESTORS GROWTH STOCK SERIES................   1.34%   SERVICE CLASS   $117.74        10
MFS(R) INVESTORS GROWTH STOCK SERIES................   1.45%   SERVICE CLASS   $ 92.32        --

MFS(R) INVESTORS TRUST SERIES.......................   0.25%   SERVICE CLASS   $ 99.82        --
MFS(R) INVESTORS TRUST SERIES.......................   0.50%   SERVICE CLASS   $ 99.40        --
MFS(R) INVESTORS TRUST SERIES.......................   0.50%   SERVICE CLASS   $111.85        --
MFS(R) INVESTORS TRUST SERIES.......................   0.70%   SERVICE CLASS   $ 99.06        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                          UNITS
                                   CONTRACT                            OUTSTANDING
                                   CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                   --------- -------------- ---------- -----------
MFS(R) INVESTORS TRUST SERIES.....   0.70%   SERVICE CLASS   $111.55         --
MFS(R) INVESTORS TRUST SERIES.....   0.80%   SERVICE CLASS   $ 98.89         --
MFS(R) INVESTORS TRUST SERIES.....   0.90%   SERVICE CLASS   $ 98.72         --
MFS(R) INVESTORS TRUST SERIES.....   0.90%   SERVICE CLASS   $111.25         --
MFS(R) INVESTORS TRUST SERIES.....   0.95%   SERVICE CLASS   $111.18          1
MFS(R) INVESTORS TRUST SERIES.....   1.00%   SERVICE CLASS   $ 98.56         --
MFS(R) INVESTORS TRUST SERIES.....   1.10%   SERVICE CLASS   $ 98.39          1
MFS(R) INVESTORS TRUST SERIES.....   1.20%   SERVICE CLASS   $ 98.22         15
MFS(R) INVESTORS TRUST SERIES.....   1.20%   SERVICE CLASS   $110.81          3
MFS(R) INVESTORS TRUST SERIES.....   1.25%   SERVICE CLASS   $110.73          1
MFS(R) INVESTORS TRUST SERIES.....   1.34%   SERVICE CLASS   $110.60         11
MFS(R) INVESTORS TRUST SERIES.....   1.45%   SERVICE CLASS   $ 90.30         --

MFS(R) TECHNOLOGY PORTFOLIO.......   0.25%   SERVICE CLASS   $120.43         --
MFS(R) TECHNOLOGY PORTFOLIO.......   0.50%   SERVICE CLASS   $120.03         --
MFS(R) TECHNOLOGY PORTFOLIO.......   0.70%   SERVICE CLASS   $119.71         --
MFS(R) TECHNOLOGY PORTFOLIO.......   0.80%   SERVICE CLASS   $119.55         --
MFS(R) TECHNOLOGY PORTFOLIO.......   0.90%   SERVICE CLASS   $119.39          1
MFS(R) TECHNOLOGY PORTFOLIO.......   0.95%   SERVICE CLASS   $119.31          4
MFS(R) TECHNOLOGY PORTFOLIO.......   1.00%   SERVICE CLASS   $119.23         --
MFS(R) TECHNOLOGY PORTFOLIO.......   1.10%   SERVICE CLASS   $119.07          2
MFS(R) TECHNOLOGY PORTFOLIO.......   1.20%   SERVICE CLASS   $118.91         19
MFS(R) TECHNOLOGY PORTFOLIO.......   1.25%   SERVICE CLASS   $118.83          6
MFS(R) TECHNOLOGY PORTFOLIO.......   1.34%   SERVICE CLASS   $118.68         48
MFS(R) TECHNOLOGY PORTFOLIO.......   1.45%   SERVICE CLASS   $ 92.48         --

MFS(R) UTILITIES SERIES...........   0.25%   SERVICE CLASS   $118.13         --
MFS(R) UTILITIES SERIES...........   0.50%   SERVICE CLASS   $117.74         --
MFS(R) UTILITIES SERIES...........   0.70%   SERVICE CLASS   $117.43          2
MFS(R) UTILITIES SERIES...........   0.80%   SERVICE CLASS   $117.27         --
MFS(R) UTILITIES SERIES...........   0.90%   SERVICE CLASS   $117.11          3
MFS(R) UTILITIES SERIES...........   0.95%   SERVICE CLASS   $117.03          7
MFS(R) UTILITIES SERIES...........   1.00%   SERVICE CLASS   $116.96         --
MFS(R) UTILITIES SERIES...........   1.10%   SERVICE CLASS   $116.80          4
MFS(R) UTILITIES SERIES...........   1.20%   SERVICE CLASS   $116.64         41
MFS(R) UTILITIES SERIES...........   1.25%   SERVICE CLASS   $116.56         12
MFS(R) UTILITIES SERIES...........   1.34%   SERVICE CLASS   $116.42        106
MFS(R) UTILITIES SERIES...........   1.45%   SERVICE CLASS   $ 94.91         --

MULTIMANAGER AGGRESSIVE EQUITY....   0.50%         A         $ 93.39         --
MULTIMANAGER AGGRESSIVE EQUITY....   0.70%         A         $ 76.41         15
MULTIMANAGER AGGRESSIVE EQUITY....   0.90%         A         $ 93.90         49
MULTIMANAGER AGGRESSIVE EQUITY....   1.00%         A         $106.78         --
MULTIMANAGER AGGRESSIVE EQUITY....   1.20%         A         $ 81.89         21
MULTIMANAGER AGGRESSIVE EQUITY***.   1.34%         A         $ 69.95      5,698
MULTIMANAGER AGGRESSIVE EQUITY....   1.35%         A         $120.51        729
MULTIMANAGER AGGRESSIVE EQUITY....   1.35%         A         $126.88         27
MULTIMANAGER AGGRESSIVE EQUITY....   1.45%         A         $ 66.42          5
MULTIMANAGER AGGRESSIVE EQUITY....   0.25%         B         $ 72.00         --
MULTIMANAGER AGGRESSIVE EQUITY....   0.50%         B         $ 70.00         --
MULTIMANAGER AGGRESSIVE EQUITY....   0.70%         B         $ 75.09         --
MULTIMANAGER AGGRESSIVE EQUITY....   0.80%         B         $166.25         --
MULTIMANAGER AGGRESSIVE EQUITY***.   0.90%         B         $ 57.71         14
MULTIMANAGER AGGRESSIVE EQUITY....   0.90%         B         $ 69.43          5

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                             UNITS
                                      CONTRACT                            OUTSTANDING
                                      CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                      --------- -------------- ---------- -----------
MULTIMANAGER AGGRESSIVE EQUITY.......   0.95%         B         $ 72.79        84
MULTIMANAGER AGGRESSIVE EQUITY.......   1.00%         B         $137.04        --
MULTIMANAGER AGGRESSIVE EQUITY.......   1.10%         B         $ 71.44         9
MULTIMANAGER AGGRESSIVE EQUITY.......   1.20%         B         $ 66.45       170
MULTIMANAGER AGGRESSIVE EQUITY.......   1.25%         B         $ 76.41        17
MULTIMANAGER AGGRESSIVE EQUITY.......   1.30%         B         $ 88.48         4

MULTIMANAGER CORE BOND...............   0.25%         B         $159.10        --
MULTIMANAGER CORE BOND...............   0.50%         B         $155.17        --
MULTIMANAGER CORE BOND...............   0.70%         B         $133.26        --
MULTIMANAGER CORE BOND...............   0.70%         B         $152.07         1
MULTIMANAGER CORE BOND...............   0.80%         B         $119.85        --
MULTIMANAGER CORE BOND...............   0.90%         B         $131.41        --
MULTIMANAGER CORE BOND...............   0.90%         B         $149.04        13
MULTIMANAGER CORE BOND...............   0.95%         B         $148.29       115
MULTIMANAGER CORE BOND...............   1.00%         B         $147.55        --
MULTIMANAGER CORE BOND...............   1.10%         B         $146.06        28
MULTIMANAGER CORE BOND...............   1.20%         B         $128.66        --
MULTIMANAGER CORE BOND...............   1.20%         B         $144.59       110
MULTIMANAGER CORE BOND...............   1.25%         B         $126.07        82
MULTIMANAGER CORE BOND...............   1.30%         B         $124.83         5
MULTIMANAGER CORE BOND...............   1.34%         B         $142.56       487
MULTIMANAGER CORE BOND...............   1.35%         B         $142.41         3
MULTIMANAGER CORE BOND...............   1.45%         B         $140.97        --

MULTIMANAGER INTERNATIONAL EQUITY....   0.25%         B         $119.56        --
MULTIMANAGER INTERNATIONAL EQUITY....   0.50%         B         $116.60        --
MULTIMANAGER INTERNATIONAL EQUITY....   0.70%         B         $ 95.63        --
MULTIMANAGER INTERNATIONAL EQUITY....   0.70%         B         $114.27         1
MULTIMANAGER INTERNATIONAL EQUITY....   0.80%         B         $138.81        --
MULTIMANAGER INTERNATIONAL EQUITY....   0.90%         B         $ 94.29        --
MULTIMANAGER INTERNATIONAL EQUITY....   0.90%         B         $112.00        12
MULTIMANAGER INTERNATIONAL EQUITY....   0.95%         B         $111.43        42
MULTIMANAGER INTERNATIONAL EQUITY....   1.00%         B         $110.87        --
MULTIMANAGER INTERNATIONAL EQUITY....   1.10%         B         $109.76         4
MULTIMANAGER INTERNATIONAL EQUITY....   1.20%         B         $ 87.56        --
MULTIMANAGER INTERNATIONAL EQUITY....   1.20%         B         $108.65        51
MULTIMANAGER INTERNATIONAL EQUITY....   1.25%         B         $ 57.75         9
MULTIMANAGER INTERNATIONAL EQUITY....   1.30%         B         $ 67.11         2
MULTIMANAGER INTERNATIONAL EQUITY....   1.34%         B         $107.12       354
MULTIMANAGER INTERNATIONAL EQUITY***.   1.34%         B         $123.75        14
MULTIMANAGER INTERNATIONAL EQUITY....   1.35%         B         $107.01        --
MULTIMANAGER INTERNATIONAL EQUITY....   1.45%         B         $105.93        --

MULTIMANAGER LARGE CAP CORE EQUITY...   0.25%         B         $111.89        --
MULTIMANAGER LARGE CAP CORE EQUITY...   0.50%         B         $109.12        --
MULTIMANAGER LARGE CAP CORE EQUITY...   0.70%         B         $102.47        --
MULTIMANAGER LARGE CAP CORE EQUITY...   0.70%         B         $106.95        --
MULTIMANAGER LARGE CAP CORE EQUITY...   0.80%         B         $155.73        --
MULTIMANAGER LARGE CAP CORE EQUITY...   0.90%         B         $101.05        --
MULTIMANAGER LARGE CAP CORE EQUITY...   0.90%         B         $103.76        --
MULTIMANAGER LARGE CAP CORE EQUITY...   0.90%         B         $104.81         2
MULTIMANAGER LARGE CAP CORE EQUITY...   0.95%         B         $104.29         8
MULTIMANAGER LARGE CAP CORE EQUITY...   1.00%         B         $103.76        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                    --------- -------------- ---------- -----------
MULTIMANAGER LARGE CAP CORE EQUITY.   1.10%         B         $102.72         1
MULTIMANAGER LARGE CAP CORE EQUITY.   1.20%         B         $ 98.93        --
MULTIMANAGER LARGE CAP CORE EQUITY.   1.20%         B         $101.68        16
MULTIMANAGER LARGE CAP CORE EQUITY.   1.25%         B         $ 75.18         2
MULTIMANAGER LARGE CAP CORE EQUITY.   1.30%         B         $ 83.87         1
MULTIMANAGER LARGE CAP CORE EQUITY.   1.34%         B         $100.25        95
MULTIMANAGER LARGE CAP CORE EQUITY.   1.35%         B         $100.15        --
MULTIMANAGER LARGE CAP CORE EQUITY.   1.45%         B         $ 99.14        --

MULTIMANAGER LARGE CAP VALUE.......   0.25%         B         $127.59        --
MULTIMANAGER LARGE CAP VALUE.......   0.50%         B         $124.43        --
MULTIMANAGER LARGE CAP VALUE.......   0.70%         B         $104.95        --
MULTIMANAGER LARGE CAP VALUE.......   0.70%         B         $121.95         3
MULTIMANAGER LARGE CAP VALUE.......   0.80%         B         $158.07        --
MULTIMANAGER LARGE CAP VALUE.......   0.90%         B         $103.49        --
MULTIMANAGER LARGE CAP VALUE.......   0.90%         B         $119.52         4
MULTIMANAGER LARGE CAP VALUE.......   0.95%         B         $118.92        49
MULTIMANAGER LARGE CAP VALUE.......   1.00%         B         $118.32        --
MULTIMANAGER LARGE CAP VALUE.......   1.10%         B         $117.13         5
MULTIMANAGER LARGE CAP VALUE.......   1.20%         B         $101.33        --
MULTIMANAGER LARGE CAP VALUE.......   1.20%         B         $115.95        62
MULTIMANAGER LARGE CAP VALUE.......   1.25%         B         $ 73.75        10
MULTIMANAGER LARGE CAP VALUE.......   1.30%         B         $ 82.97         2
MULTIMANAGER LARGE CAP VALUE.......   1.34%         B         $114.32       279
MULTIMANAGER LARGE CAP VALUE.......   1.35%         B         $114.20        --
MULTIMANAGER LARGE CAP VALUE.......   1.45%         B         $113.05        --

MULTIMANAGER MID CAP GROWTH........   0.25%         B         $119.36        --
MULTIMANAGER MID CAP GROWTH........   0.50%         B         $116.41        --
MULTIMANAGER MID CAP GROWTH........   0.70%         B         $114.08         1
MULTIMANAGER MID CAP GROWTH........   0.70%         B         $123.55        --
MULTIMANAGER MID CAP GROWTH........   0.80%         B         $183.07        --
MULTIMANAGER MID CAP GROWTH........   0.90%         B         $111.81         6
MULTIMANAGER MID CAP GROWTH........   0.90%         B         $121.83        --
MULTIMANAGER MID CAP GROWTH........   0.95%         B         $111.25        41
MULTIMANAGER MID CAP GROWTH........   1.00%         B         $110.69        --
MULTIMANAGER MID CAP GROWTH........   1.10%         B         $109.57         5
MULTIMANAGER MID CAP GROWTH........   1.20%         B         $108.47        64
MULTIMANAGER MID CAP GROWTH........   1.20%         B         $113.13        --
MULTIMANAGER MID CAP GROWTH........   1.25%         B         $ 87.26         9
MULTIMANAGER MID CAP GROWTH........   1.30%         B         $101.26         2
MULTIMANAGER MID CAP GROWTH........   1.34%         B         $106.94       437
MULTIMANAGER MID CAP GROWTH***.....   1.34%         B         $159.94         8
MULTIMANAGER MID CAP GROWTH........   1.35%         B         $106.83        --
MULTIMANAGER MID CAP GROWTH........   1.45%         B         $105.75        --

MULTIMANAGER MID CAP VALUE.........   0.25%         B         $145.56        --
MULTIMANAGER MID CAP VALUE.........   0.50%         B         $141.96        --
MULTIMANAGER MID CAP VALUE.........   0.70%         B         $121.55        --
MULTIMANAGER MID CAP VALUE.........   0.70%         B         $139.12         1
MULTIMANAGER MID CAP VALUE.........   0.80%         B         $181.17        --
MULTIMANAGER MID CAP VALUE.........   0.90%         B         $119.86        --
MULTIMANAGER MID CAP VALUE.........   0.90%         B         $136.35         8
MULTIMANAGER MID CAP VALUE.........   0.95%         B         $135.66        39

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                  --------- -------------- ---------- -----------
MULTIMANAGER MID CAP VALUE.......   1.00%         B         $134.98        --
MULTIMANAGER MID CAP VALUE.......   1.10%         B         $133.62         6
MULTIMANAGER MID CAP VALUE.......   1.20%         B         $111.30        --
MULTIMANAGER MID CAP VALUE.......   1.20%         B         $132.28        49
MULTIMANAGER MID CAP VALUE.......   1.25%         B         $ 84.09        14
MULTIMANAGER MID CAP VALUE.......   1.30%         B         $ 96.63         2
MULTIMANAGER MID CAP VALUE.......   1.34%         B         $130.42       316
MULTIMANAGER MID CAP VALUE***....   1.34%         B         $166.07         5
MULTIMANAGER MID CAP VALUE.......   1.35%         B         $130.28        --
MULTIMANAGER MID CAP VALUE.......   1.45%         B         $128.97        --

MULTIMANAGER MULTI-SECTOR BOND...   0.50%         A         $ 98.22        --
MULTIMANAGER MULTI-SECTOR BOND...   0.70%         A         $113.93         2
MULTIMANAGER MULTI-SECTOR BOND...   0.90%         A         $148.19        11
MULTIMANAGER MULTI-SECTOR BOND...   1.00%         A         $159.78        --
MULTIMANAGER MULTI-SECTOR BOND...   1.20%         A         $123.83         5
MULTIMANAGER MULTI-SECTOR BOND...   1.34%         A         $163.72       522
MULTIMANAGER MULTI-SECTOR BOND...   1.35%         A         $174.49         5
MULTIMANAGER MULTI-SECTOR BOND...   1.45%         A         $ 95.68         1
MULTIMANAGER MULTI-SECTOR BOND...   0.25%         B         $130.89        --
MULTIMANAGER MULTI-SECTOR BOND...   0.50%         B         $127.26         1
MULTIMANAGER MULTI-SECTOR BOND...   0.70%         B         $118.98        --
MULTIMANAGER MULTI-SECTOR BOND...   0.80%         B         $122.71        --
MULTIMANAGER MULTI-SECTOR BOND...   0.90%         B         $100.07         5
MULTIMANAGER MULTI-SECTOR BOND...   0.95%         B         $115.34        96
MULTIMANAGER MULTI-SECTOR BOND...   1.00%         B         $134.80        --
MULTIMANAGER MULTI-SECTOR BOND...   1.10%         B         $113.20        12
MULTIMANAGER MULTI-SECTOR BOND...   1.20%         B         $ 95.71       134
MULTIMANAGER MULTI-SECTOR BOND...   1.25%         B         $ 89.29        34
MULTIMANAGER MULTI-SECTOR BOND...   1.30%         B         $ 93.07         7

MULTIMANAGER SMALL CAP GROWTH....   0.00%         B         $118.32        --
MULTIMANAGER SMALL CAP GROWTH....   0.25%         B         $116.20        --
MULTIMANAGER SMALL CAP GROWTH....   0.50%         B         $114.12        --
MULTIMANAGER SMALL CAP GROWTH....   0.70%         B         $112.47         1
MULTIMANAGER SMALL CAP GROWTH....   0.80%         B         $170.34        --
MULTIMANAGER SMALL CAP GROWTH....   0.90%         B         $110.84         5
MULTIMANAGER SMALL CAP GROWTH....   0.95%         B         $110.44        24
MULTIMANAGER SMALL CAP GROWTH....   1.00%         B         $110.04        --
MULTIMANAGER SMALL CAP GROWTH....   1.10%         B         $109.24         3
MULTIMANAGER SMALL CAP GROWTH....   1.20%         B         $108.44        35
MULTIMANAGER SMALL CAP GROWTH....   1.25%         B         $ 73.60         5
MULTIMANAGER SMALL CAP GROWTH....   1.30%         B         $ 84.29         1
MULTIMANAGER SMALL CAP GROWTH***.   1.34%         B         $106.67        14
MULTIMANAGER SMALL CAP GROWTH....   1.34%         B         $107.34       276
MULTIMANAGER SMALL CAP GROWTH....   1.35%         B         $107.26         1
MULTIMANAGER SMALL CAP GROWTH....   1.45%         B         $106.47        --

MULTIMANAGER SMALL CAP VALUE.....   0.25%         B         $167.79        --
MULTIMANAGER SMALL CAP VALUE.....   0.50%         B         $163.11        --
MULTIMANAGER SMALL CAP VALUE.....   0.70%         B         $169.13         1
MULTIMANAGER SMALL CAP VALUE.....   0.80%         B         $187.54        --
MULTIMANAGER SMALL CAP VALUE.....   0.90%         B         $164.97        12
MULTIMANAGER SMALL CAP VALUE.....   0.95%         B         $129.37        42

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                              UNITS
                                                       CONTRACT                            OUTSTANDING
                                                       CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                                       --------- -------------- ---------- -----------
MULTIMANAGER SMALL CAP VALUE..........................   1.00%         B         $162.93        --
MULTIMANAGER SMALL CAP VALUE..........................   1.10%         B         $160.90         2
MULTIMANAGER SMALL CAP VALUE..........................   1.20%         B         $158.90        57
MULTIMANAGER SMALL CAP VALUE..........................   1.25%         B         $ 71.74         3
MULTIMANAGER SMALL CAP VALUE..........................   1.30%         B         $ 78.35        --
MULTIMANAGER SMALL CAP VALUE***.......................   1.34%         B         $154.82        19
MULTIMANAGER SMALL CAP VALUE..........................   1.34%         B         $156.14       559
MULTIMANAGER SMALL CAP VALUE..........................   1.35%         B         $155.94         1
MULTIMANAGER SMALL CAP VALUE..........................   1.45%         B         $120.74        --

MULTIMANAGER TECHNOLOGY...............................   0.25%         B         $122.85        --
MULTIMANAGER TECHNOLOGY...............................   0.50%         B         $119.81         1
MULTIMANAGER TECHNOLOGY...............................   0.70%         B         $117.42         3
MULTIMANAGER TECHNOLOGY...............................   0.70%         B         $133.23        --
MULTIMANAGER TECHNOLOGY...............................   0.80%         B         $180.28        --
MULTIMANAGER TECHNOLOGY...............................   0.90%         B         $115.08        10
MULTIMANAGER TECHNOLOGY...............................   0.90%         B         $131.38        --
MULTIMANAGER TECHNOLOGY***............................   0.90%         B         $121.29        --
MULTIMANAGER TECHNOLOGY...............................   0.95%         B         $114.50        45
MULTIMANAGER TECHNOLOGY...............................   1.00%         B         $113.93        --
MULTIMANAGER TECHNOLOGY...............................   1.10%         B         $112.78        10
MULTIMANAGER TECHNOLOGY...............................   1.20%         B         $111.64       131
MULTIMANAGER TECHNOLOGY...............................   1.25%         B         $ 92.73        18
MULTIMANAGER TECHNOLOGY...............................   1.30%         B         $108.96         3
MULTIMANAGER TECHNOLOGY...............................   1.34%         B         $110.07       750
MULTIMANAGER TECHNOLOGY***............................   1.34%         B         $170.97         4
MULTIMANAGER TECHNOLOGY...............................   1.35%         B         $109.96         2
MULTIMANAGER TECHNOLOGY...............................   1.45%         B         $108.85         1

OPPENHEIMER MAIN STREET FUND(R)/VA....................   0.25%   SERVICE CLASS   $106.52        --
OPPENHEIMER MAIN STREET FUND(R)/VA....................   0.50%   SERVICE CLASS   $106.07        --
OPPENHEIMER MAIN STREET FUND(R)/VA....................   0.70%   SERVICE CLASS   $105.70        --
OPPENHEIMER MAIN STREET FUND(R)/VA....................   0.80%   SERVICE CLASS   $105.53        --
OPPENHEIMER MAIN STREET FUND(R)/VA....................   0.90%   SERVICE CLASS   $105.35        --
OPPENHEIMER MAIN STREET FUND(R)/VA....................   1.00%   SERVICE CLASS   $105.17        --
OPPENHEIMER MAIN STREET FUND(R)/VA....................   1.10%   SERVICE CLASS   $104.99        --
OPPENHEIMER MAIN STREET FUND(R)/VA....................   1.20%   SERVICE CLASS   $104.81         2

PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................   0.25%   ADVISOR CLASS   $114.35        --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................   0.50%   ADVISOR CLASS   $113.87        --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................   0.70%   ADVISOR CLASS   $113.48        --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................   0.80%   ADVISOR CLASS   $113.29        --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................   0.90%   ADVISOR CLASS   $113.09         1
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................   1.00%   ADVISOR CLASS   $112.90        --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................   1.10%   ADVISOR CLASS   $112.71        --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................   1.20%   ADVISOR CLASS   $112.52        15

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                               UNITS
                        CONTRACT                            OUTSTANDING
                        CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                        --------- -------------- ---------- -----------
TARGET 2015 ALLOCATION.   0.00%         B         $104.99        --
TARGET 2015 ALLOCATION.   0.25%         B         $103.60        --
TARGET 2015 ALLOCATION.   0.50%         B         $102.23        --
TARGET 2015 ALLOCATION.   0.70%         B         $101.14         1
TARGET 2015 ALLOCATION.   0.80%         B         $144.19        --
TARGET 2015 ALLOCATION.   0.90%         B         $100.06        14
TARGET 2015 ALLOCATION.   0.95%         B         $ 99.80         8
TARGET 2015 ALLOCATION.   1.00%         B         $ 99.53        --
TARGET 2015 ALLOCATION.   1.10%         B         $ 99.00         4
TARGET 2015 ALLOCATION.   1.20%         B         $ 98.46        22
TARGET 2015 ALLOCATION.   1.25%         B         $ 85.09        11
TARGET 2015 ALLOCATION.   1.30%         B         $ 93.48        --
TARGET 2015 ALLOCATION.   1.34%         B         $ 97.73       156
TARGET 2015 ALLOCATION.   1.35%         B         $ 97.67         1
TARGET 2015 ALLOCATION.   1.45%         B         $ 97.15        --

TARGET 2025 ALLOCATION.   0.00%         B         $101.46        --
TARGET 2025 ALLOCATION.   0.25%         B         $100.12        --
TARGET 2025 ALLOCATION.   0.50%         B         $ 98.80        --
TARGET 2025 ALLOCATION.   0.70%         B         $ 97.74         3
TARGET 2025 ALLOCATION.   0.80%         B         $151.51        --
TARGET 2025 ALLOCATION.   0.90%         B         $ 96.70        19
TARGET 2025 ALLOCATION.   0.95%         B         $ 96.44        10
TARGET 2025 ALLOCATION.   1.00%         B         $ 96.19        --
TARGET 2025 ALLOCATION.   1.10%         B         $ 95.67        13
TARGET 2025 ALLOCATION.   1.20%         B         $ 95.16        50
TARGET 2025 ALLOCATION.   1.25%         B         $ 80.89         9
TARGET 2025 ALLOCATION.   1.30%         B         $ 89.94        --
TARGET 2025 ALLOCATION.   1.34%         B         $ 94.44       202
TARGET 2025 ALLOCATION.   1.35%         B         $ 94.39        --
TARGET 2025 ALLOCATION.   1.45%         B         $ 93.88        --

TARGET 2035 ALLOCATION.   0.00%         B         $ 99.35        --
TARGET 2035 ALLOCATION.   0.25%         B         $ 98.03        --
TARGET 2035 ALLOCATION.   0.50%         B         $ 96.73        --
TARGET 2035 ALLOCATION.   0.70%         B         $ 95.70         2
TARGET 2035 ALLOCATION.   0.80%         B         $157.27        --
TARGET 2035 ALLOCATION.   0.90%         B         $ 94.68        13
TARGET 2035 ALLOCATION.   0.95%         B         $ 94.43         7
TARGET 2035 ALLOCATION.   1.00%         B         $ 94.18        --
TARGET 2035 ALLOCATION.   1.10%         B         $ 93.67        11
TARGET 2035 ALLOCATION.   1.20%         B         $ 93.17        45
TARGET 2035 ALLOCATION.   1.25%         B         $ 77.97         9
TARGET 2035 ALLOCATION.   1.30%         B         $ 87.66        --
TARGET 2035 ALLOCATION.   1.34%         B         $ 92.47       171
TARGET 2035 ALLOCATION.   1.35%         B         $ 92.42        --
TARGET 2035 ALLOCATION.   1.45%         B         $ 91.92        --

TARGET 2045 ALLOCATION.   0.00%         B         $ 96.35        --
TARGET 2045 ALLOCATION.   0.25%         B         $ 95.07        --
TARGET 2045 ALLOCATION.   0.50%         B         $ 93.82        --
TARGET 2045 ALLOCATION.   0.70%         B         $ 92.82        --
TARGET 2045 ALLOCATION.   0.80%         B         $162.44        --
TARGET 2045 ALLOCATION.   0.90%         B         $ 91.83         9

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2011

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                       --------- -------------- ---------- -----------
TARGET 2045 ALLOCATION................   0.95%         B         $ 91.58         5
TARGET 2045 ALLOCATION................   1.00%         B         $ 91.34        --
TARGET 2045 ALLOCATION................   1.10%         B         $ 90.85         8
TARGET 2045 ALLOCATION................   1.20%         B         $ 90.36        32
TARGET 2045 ALLOCATION................   1.25%         B         $ 74.41         3
TARGET 2045 ALLOCATION................   1.30%         B         $ 84.60        --
TARGET 2045 ALLOCATION................   1.34%         B         $ 89.68       122
TARGET 2045 ALLOCATION................   1.35%         B         $ 89.63        --
TARGET 2045 ALLOCATION................   1.45%         B         $ 89.15        --

TEMPLETON GLOBAL BOND SECURITIES FUND.   0.25%      CLASS 2      $103.81        --
TEMPLETON GLOBAL BOND SECURITIES FUND.   0.50%      CLASS 2      $103.37        --
TEMPLETON GLOBAL BOND SECURITIES FUND.   0.70%      CLASS 2      $103.02        --
TEMPLETON GLOBAL BOND SECURITIES FUND.   0.80%      CLASS 2      $102.84        --
TEMPLETON GLOBAL BOND SECURITIES FUND.   0.90%      CLASS 2      $102.67         1
TEMPLETON GLOBAL BOND SECURITIES FUND.   1.00%      CLASS 2      $102.49        --
TEMPLETON GLOBAL BOND SECURITIES FUND.   1.10%      CLASS 2      $102.32         1
TEMPLETON GLOBAL BOND SECURITIES FUND.   1.20%      CLASS 2      $102.14        63

VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.00%   CLASS S SHARES  $ 83.66        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.25%   CLASS S SHARES  $ 83.52        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.50%   CLASS S SHARES  $ 83.39        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.70%   CLASS S SHARES  $ 83.28        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.80%   CLASS S SHARES  $ 83.23        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.90%   CLASS S SHARES  $ 83.18         2
VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.95%   CLASS S SHARES  $ 83.15         3
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.00%   CLASS S SHARES  $ 83.12        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.10%   CLASS S SHARES  $ 83.07         3
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.20%   CLASS S SHARES  $ 83.02        17
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.25%   CLASS S SHARES  $ 82.99         7
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.34%   CLASS S SHARES  $ 82.94        44
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.45%   CLASS S SHARES  $ 82.88        --

-----------
The accompanying notes are an integral part of these financial statements.
* Share class reflects the shares of the mutual fund portfolio that the Variable Investment Options invest in, as further described in Note 5 of these financial statements.
**Contract charges reflect annual mortality, risk, financial accounting and other expenses related to the Variable Investment Options.
***This Variable Investment Option is subject to a maximum expense limitation
   (See Note 7).


                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                AMERICAN CENTURY
                                                                    ALL ASSET   VP MID CAP VALUE AXA AGGRESSIVE AXA BALANCED
                                                                   ALLOCATION*        FUND        ALLOCATION*    STRATEGY*
                                                                   -----------  ---------------- -------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $   366,992      $ 14,865      $  4,938,646  $   387,015
  Expenses:
   Less: Asset-based charges......................................     237,564        12,372         4,682,658      367,704
   Less: Reduction for expense limitation.........................          --            --                --           --
                                                                   -----------      --------      ------------  -----------
   Net Expenses...................................................     237,564        12,372         4,682,658      367,704
                                                                   -----------      --------      ------------  -----------

NET INVESTMENT INCOME (LOSS)......................................     129,428         2,493           255,988       19,311
                                                                   -----------      --------      ------------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     263,078        12,264        (4,475,318)     231,093
   Realized gain distribution from The Trusts.....................     566,880        19,622         9,297,872      458,405
                                                                   -----------      --------      ------------  -----------
  Net realized gain (loss)........................................     829,958        31,886         4,822,554      689,498
                                                                   -----------      --------      ------------  -----------

  Change in unrealized appreciation (depreciation) of investments.  (2,112,108)      (52,670)      (38,727,822)  (1,867,333)
                                                                   -----------      --------      ------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  (1,282,150)      (20,784)      (33,905,268)  (1,177,835)
                                                                   -----------      --------      ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $(1,152,722)     $(18,291)     $(33,649,280) $(1,158,524)
                                                                   ===========      ========      ============  ===========

                                                                   AXA CONSERVATIVE AXA CONSERVATIVE
                                                                     ALLOCATION*    GROWTH STRATEGY*
                                                                   ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $ 1,921,312       $  69,229
  Expenses:
   Less: Asset-based charges......................................     1,360,244          64,277
   Less: Reduction for expense limitation.........................            --              --
                                                                     -----------       ---------
   Net Expenses...................................................     1,360,244          64,277
                                                                     -----------       ---------

NET INVESTMENT INCOME (LOSS)......................................       561,068           4,952
                                                                     -----------       ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     1,170,888          20,172
   Realized gain distribution from The Trusts.....................     2,200,640          85,969
                                                                     -----------       ---------
  Net realized gain (loss)........................................     3,371,528         106,141
                                                                     -----------       ---------

  Change in unrealized appreciation (depreciation) of investments.    (3,341,680)       (283,295)
                                                                     -----------       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............        29,848        (177,154)
                                                                     -----------       ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $   590,916       $(172,202)
                                                                     ===========       =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   AXA CONSERVATIVE AXA CONSERVATIVE- AXA GROWTH AXA MODERATE
                                                                      STRATEGY*     PLUS ALLOCATION*  STRATEGY*  ALLOCATION*
                                                                   ---------------- ----------------- ---------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $ 32,759        $ 2,499,290    $  16,951  $ 27,171,376
  Expenses:
   Less: Asset-based charges......................................       22,233          2,000,223       16,605    22,372,957
   Less: Reduction for expense limitation.........................           --                 --           --    (4,947,035)
                                                                       --------        -----------    ---------  ------------
   Net Expenses...................................................       22,233          2,000,223       16,605    17,425,922
                                                                       --------        -----------    ---------  ------------

NET INVESTMENT INCOME (LOSS)......................................       10,526            499,067          346     9,745,454
                                                                       --------        -----------    ---------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        9,158           (951,441)     (59,734)  (26,377,560)
   Realized gain distribution from The Trusts.....................       25,098          3,757,085       22,731    37,842,918
                                                                       --------        -----------    ---------  ------------
  Net realized gain (loss)........................................       34,256          2,805,644      (37,003)   11,465,358
                                                                       --------        -----------    ---------  ------------

  Change in unrealized appreciation (depreciation) of investments.      (51,339)        (6,722,347)     (86,659)  (72,874,301)
                                                                       --------        -----------    ---------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      (17,083)        (3,916,703)    (123,662)  (61,408,943)
                                                                       --------        -----------    ---------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $ (6,557)       $(3,417,636)   $(123,316) $(51,663,489)
                                                                       ========        ===========    =========  ============

                                                                    AXA MODERATE-   AXA TACTICAL
                                                                   PLUS ALLOCATION* MANAGER 2000*
                                                                   ---------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $ 12,094,362     $     291
  Expenses:
   Less: Asset-based charges......................................     10,597,827        13,247
   Less: Reduction for expense limitation.........................             --            --
                                                                     ------------     ---------
   Net Expenses...................................................     10,597,827        13,247
                                                                     ------------     ---------

NET INVESTMENT INCOME (LOSS)......................................      1,496,535       (12,956)
                                                                     ------------     ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (39,084,742)      (39,394)
   Realized gain distribution from The Trusts.....................     21,673,353        25,900
                                                                     ------------     ---------
  Net realized gain (loss)........................................    (17,411,389)      (13,494)
                                                                     ------------     ---------

  Change in unrealized appreciation (depreciation) of investments.    (37,194,527)     (125,693)
                                                                     ------------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (54,605,916)     (139,187)
                                                                     ------------     ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(53,109,381)    $(152,143)
                                                                     ============     =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                              AXA TACTICAL
                                                                   AXA TACTICAL AXA TACTICAL    MANAGER     EQ/ALLIANCEBERNSTEIN
                                                                   MANAGER 400* MANAGER 500* INTERNATIONAL*  SMALL CAP GROWTH*
                                                                   ------------ ------------ -------------- --------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $     959    $  16,697     $  45,167        $         --
  Expenses:
   Less: Asset-based charges......................................     26,462       32,187        24,767           4,072,287
   Less: Reduction for expense limitation.........................         --           --            --                  --
                                                                    ---------    ---------     ---------        ------------
   Net Expenses...................................................     26,462       32,187        24,767           4,072,287
                                                                    ---------    ---------     ---------        ------------

NET INVESTMENT INCOME (LOSS)......................................    (25,503)     (15,490)       20,400          (4,072,287)
                                                                    ---------    ---------     ---------        ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (24,099)      45,006       (31,888)         14,591,389
   Realized gain distribution from The Trusts.....................     57,164       42,458        19,375          12,178,600
                                                                    ---------    ---------     ---------        ------------
  Net realized gain (loss)........................................     33,065       87,464       (12,513)         26,769,989
                                                                    ---------    ---------     ---------        ------------

  Change in unrealized appreciation (depreciation) of investments.   (372,562)    (262,625)     (527,359)        (27,399,164)
                                                                    ---------    ---------     ---------        ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (339,497)    (175,161)     (539,872)           (629,175)
                                                                    ---------    ---------     ---------        ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(365,000)   $(190,651)    $(519,472)       $ (4,701,462)
                                                                    =========    =========     =========        ============

                                                                   EQ/AXA FRANKLIN EQ/BLACKROCK
                                                                   SMALL CAP VALUE BASIC VALUE
                                                                        CORE*        EQUITY*
                                                                   --------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $    19,887   $  5,146,059
  Expenses:
   Less: Asset-based charges......................................       190,041      5,238,338
   Less: Reduction for expense limitation.........................            --             --
                                                                     -----------   ------------
   Net Expenses...................................................       190,041      5,238,338
                                                                     -----------   ------------

NET INVESTMENT INCOME (LOSS)......................................      (170,154)       (92,279)
                                                                     -----------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     1,245,770    (17,546,709)
   Realized gain distribution from The Trusts.....................            --             --
                                                                     -----------   ------------
  Net realized gain (loss)........................................     1,245,770    (17,546,709)
                                                                     -----------   ------------

  Change in unrealized appreciation (depreciation) of investments.    (2,698,932)      (571,028)
                                                                     -----------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (1,453,162)   (18,117,737)
                                                                     -----------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(1,623,316)  $(18,210,016)
                                                                     ===========   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                      EQ/BOSTON     EQ/CALVERT   EQ/CAPITAL
                                                                   ADVISORS EQUITY   SOCIALLY     GUARDIAN   EQ/COMMON STOCK
                                                                       INCOME*     RESPONSIBLE*  RESEARCH*       INDEX*
                                                                   --------------- ------------ -----------  ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $ 1,054,047    $  90,071   $ 1,148,843   $ 30,051,149
  Expenses:
   Less: Asset-based charges......................................       726,875      306,232     2,099,567     29,478,963
   Less: Reduction for expense limitation.........................            --           --            --     (1,786,315)
                                                                     -----------    ---------   -----------   ------------
   Net Expenses...................................................       726,875      306,232     2,099,567     27,692,648
                                                                     -----------    ---------   -----------   ------------

NET INVESTMENT INCOME (LOSS)......................................       327,172     (216,161)     (950,724)     2,358,501
                                                                     -----------    ---------   -----------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (1,121,788)    (598,773)   (3,369,169)   (26,806,981)
   Realized gain distribution from The Trusts.....................            --           --            --             --
                                                                     -----------    ---------   -----------   ------------
  Net realized gain (loss)........................................    (1,121,788)    (598,773)   (3,369,169)   (26,806,981)
                                                                     -----------    ---------   -----------   ------------

  Change in unrealized appreciation (depreciation) of investments.       (64,453)     488,486     8,749,797     16,325,355
                                                                     -----------    ---------   -----------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (1,186,241)    (110,287)    5,380,628    (10,481,626)
                                                                     -----------    ---------   -----------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $  (859,069)   $(326,448)  $ 4,429,904   $ (8,123,125)
                                                                     ===========    =========   ===========   ============

                                                                   EQ/CORE BOND EQ/DAVIS NEW YORK
                                                                      INDEX*        VENTURE*
                                                                   ------------ -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $ 2,302,794     $    83,418
  Expenses:
   Less: Asset-based charges......................................   1,567,810         348,024
   Less: Reduction for expense limitation.........................          --              --
                                                                   -----------     -----------
   Net Expenses...................................................   1,567,810         348,024
                                                                   -----------     -----------

NET INVESTMENT INCOME (LOSS)......................................     734,984        (264,606)
                                                                   -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................  (3,003,652)      2,525,168
   Realized gain distribution from The Trusts.....................          --              --
                                                                   -----------     -----------
  Net realized gain (loss)........................................  (3,003,652)      2,525,168
                                                                   -----------     -----------

  Change in unrealized appreciation (depreciation) of investments.   6,541,464      (3,942,795)
                                                                   -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   3,537,812      (1,417,627)
                                                                   -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $ 4,272,796     $(1,682,233)
                                                                   ===========     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                                   EQ/FRANKLIN
                                                                   EQ/EQUITY 500 EQ/EQUITY GROWTH EQ/FRANKLIN CORE  TEMPLETON
                                                                      INDEX*          PLUS*          BALANCED*     ALLOCATION*
                                                                   ------------- ---------------- ---------------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $13,189,595    $    907,398     $ 2,470,185    $   904,480
  Expenses:
   Less: Asset-based charges......................................   10,262,636       4,517,455         983,530        632,746
   Less: Reduction for expense limitation.........................           --              --              --             --
                                                                    -----------    ------------     -----------    -----------
   Net Expenses...................................................   10,262,636       4,517,455         983,530        632,746
                                                                    -----------    ------------     -----------    -----------

NET INVESTMENT INCOME (LOSS)......................................    2,926,959      (3,610,057)      1,486,655        271,734
                                                                    -----------    ------------     -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    2,998,007     (12,289,597)     (2,744,561)      (763,323)
   Realized gain distribution from The Trusts.....................           --              --              --             --
                                                                    -----------    ------------     -----------    -----------
  Net realized gain (loss)........................................    2,998,007     (12,289,597)     (2,744,561)      (763,323)
                                                                    -----------    ------------     -----------    -----------

  Change in unrealized appreciation (depreciation) of investments.   (1,949,901)     (8,979,323)        418,488     (2,398,689)
                                                                    -----------    ------------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    1,048,106     (21,268,920)     (2,326,073)    (3,162,012)
                                                                    -----------    ------------     -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $ 3,975,065    $(24,878,977)    $  (839,418)   $(2,890,278)
                                                                    ===========    ============     ===========    ===========

                                                                   EQ/GAMCO MERGERS  EQ/GAMCO SMALL
                                                                   AND ACQUISITIONS* COMPANY VALUE*
                                                                   ----------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $    36,411     $    279,937
  Expenses:
   Less: Asset-based charges......................................        253,735        4,663,035
   Less: Reduction for expense limitation.........................             --               --
                                                                      -----------     ------------
   Net Expenses...................................................        253,735        4,663,035
                                                                      -----------     ------------

NET INVESTMENT INCOME (LOSS)......................................       (217,324)      (4,383,098)
                                                                      -----------     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        742,792       28,353,810
   Realized gain distribution from The Trusts.....................        724,769        4,038,676
                                                                      -----------     ------------
  Net realized gain (loss)........................................      1,467,561       32,392,486
                                                                      -----------     ------------

  Change in unrealized appreciation (depreciation) of investments.     (1,261,342)     (45,736,303)
                                                                      -----------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............        206,219      (13,343,817)
                                                                      -----------     ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $   (11,105)    $(17,726,915)
                                                                      ===========     ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                   EQ/INTERMEDIATE
                                                                   EQ/GLOBAL BOND EQ/GLOBAL MULTI- GOVERNMENT BOND
                                                                       PLUS*       SECTOR EQUITY*      INDEX*
                                                                   -------------- ---------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $2,758,612     $  7,124,310     $  554,038
  Expenses:
   Less: Asset-based charges......................................      998,208        5,307,334      1,192,725
   Less: Reduction for expense limitation.........................           --               --         (5,281)
                                                                     ----------     ------------     ----------
   Net Expenses...................................................      998,208        5,307,334      1,187,444
                                                                     ----------     ------------     ----------

NET INVESTMENT INCOME (LOSS)......................................    1,760,404        1,816,976       (633,406)
                                                                     ----------     ------------     ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      788,516      (12,023,887)       320,881
   Realized gain distribution from The Trusts.....................      284,544               --             --
                                                                     ----------     ------------     ----------
  Net realized gain (loss)........................................    1,073,060      (12,023,887)       320,881
                                                                     ----------     ------------     ----------

  Change in unrealized appreciation (depreciation) of investments.     (436,441)     (45,247,524)     4,141,063
                                                                     ----------     ------------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      636,619      (57,271,411)     4,461,944
                                                                     ----------     ------------     ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $2,397,023     $(55,454,435)    $3,828,538
                                                                     ==========     ============     ==========

                                                                   EQ/INTERNATIONAL EQ/INTERNATIONAL EQ/INTERNATIONAL
                                                                      CORE PLUS*     EQUITY INDEX*     VALUE PLUS*
                                                                   ---------------- ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  3,894,069     $ 13,617,871     $  4,590,381
  Expenses:
   Less: Asset-based charges......................................      1,808,675        6,039,524        3,073,369
   Less: Reduction for expense limitation.........................             --               --               --
                                                                     ------------     ------------     ------------
   Net Expenses...................................................      1,808,675        6,039,524        3,073,369
                                                                     ------------     ------------     ------------

NET INVESTMENT INCOME (LOSS)......................................      2,085,394        7,578,347        1,517,012
                                                                     ------------     ------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (6,894,704)     (26,743,984)     (27,918,441)
   Realized gain distribution from The Trusts.....................             --               --               --
                                                                     ------------     ------------     ------------
  Net realized gain (loss)........................................     (6,894,704)     (26,743,984)     (27,918,441)
                                                                     ------------     ------------     ------------

  Change in unrealized appreciation (depreciation) of investments.    (21,642,141)     (40,823,026)     (15,263,773)
                                                                     ------------     ------------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (28,536,845)     (67,567,010)     (43,182,214)
                                                                     ------------     ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(26,451,451)    $(59,988,663)    $(41,665,202)
                                                                     ============     ============     ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                    EQ/JPMORGAN
                                                                       VALUE      EQ/LARGE CAP CORE EQ/LARGE CAP  EQ/LARGE CAP
                                                                   OPPORTUNITIES*       PLUS*       GROWTH INDEX* GROWTH PLUS*
                                                                   -------------- ----------------- ------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $   490,796       $ 155,963      $ 1,070,318  $    962,880
  Expenses:
   Less: Asset-based charges......................................      615,594         194,544        1,581,992     3,153,201
   Less: Reduction for expense limitation.........................           --              --               --            --
                                                                    -----------       ---------      -----------  ------------
   Net Expenses...................................................      615,594         194,544        1,581,992     3,153,201
                                                                    -----------       ---------      -----------  ------------

NET INVESTMENT INCOME (LOSS)......................................     (124,798)        (38,581)        (511,674)   (2,190,321)
                                                                    -----------       ---------      -----------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................   (5,479,571)       (733,527)       4,003,589    11,477,691
   Realized gain distribution from The Trusts.....................           --         462,717               --            --
                                                                    -----------       ---------      -----------  ------------
  Net realized gain (loss)........................................   (5,479,571)       (270,810)       4,003,589    11,477,691
                                                                    -----------       ---------      -----------  ------------

  Change in unrealized appreciation (depreciation) of investments.    2,446,530        (510,019)      (2,093,917)  (18,354,576)
                                                                    -----------       ---------      -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (3,033,041)       (780,829)       1,909,672    (6,876,885)
                                                                    -----------       ---------      -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(3,157,839)      $(819,410)     $ 1,397,998  $ (9,067,206)
                                                                    ===========       =========      ===========  ============

                                                                   EQ/LARGE CAP EQ/LARGE CAP
                                                                   VALUE INDEX* VALUE PLUS*
                                                                   ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $  509,522  $  9,962,210
  Expenses:
   Less: Asset-based charges......................................     359,550    10,017,531
   Less: Reduction for expense limitation.........................          --            --
                                                                    ----------  ------------
   Net Expenses...................................................     359,550    10,017,531
                                                                    ----------  ------------

NET INVESTMENT INCOME (LOSS)......................................     149,972       (55,321)
                                                                    ----------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................   1,765,812   (73,868,687)
   Realized gain distribution from The Trusts.....................          --            --
                                                                    ----------  ------------
  Net realized gain (loss)........................................   1,765,812   (73,868,687)
                                                                    ----------  ------------

  Change in unrealized appreciation (depreciation) of investments.     133,059    28,991,504
                                                                    ----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   1,898,871   (44,877,183)
                                                                    ----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $2,048,843  $(44,932,504)
                                                                    ==========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                      EQ/MFS
                                                                   EQ/LORD ABBETT  INTERNATIONAL
                                                                   LARGE CAP CORE*    GROWTH*    EQ/MID CAP INDEX*
                                                                   --------------- ------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $   306,011   $    446,398    $  2,027,279
  Expenses:
   Less: Asset-based charges......................................       545,376        858,384       4,177,196
   Less: Reduction for expense limitation.........................            --             --              --
                                                                     -----------   ------------    ------------
   Net Expenses...................................................       545,376        858,384       4,177,196
                                                                     -----------   ------------    ------------

NET INVESTMENT INCOME (LOSS)......................................      (239,365)      (411,986)     (2,149,917)
                                                                     -----------   ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     3,069,132      6,012,328     (18,441,002)
   Realized gain distribution from The Trusts.....................            --      1,828,234              --
                                                                     -----------   ------------    ------------
  Net realized gain (loss)........................................     3,069,132      7,840,562     (18,441,002)
                                                                     -----------   ------------    ------------

  Change in unrealized appreciation (depreciation) of investments.    (7,462,522)   (15,801,239)      9,588,070
                                                                     -----------   ------------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (4,393,390)    (7,960,677)     (8,852,932)
                                                                     -----------   ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(4,632,755)  $ (8,372,663)   $(11,002,849)
                                                                     ===========   ============    ============

                                                                   EQ/MID CAP VALUE                    EQ/MONTAG &
                                                                        PLUS*       EQ/MONEY MARKET* CALDWELL GROWTH*
                                                                   ---------------- ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  3,847,515     $    12,043      $   192,046
  Expenses:
   Less: Asset-based charges......................................      5,972,695       1,406,473          495,422
   Less: Reduction for expense limitation.........................             --              --               --
                                                                     ------------     -----------      -----------
   Net Expenses...................................................      5,972,695       1,406,473          495,422
                                                                     ------------     -----------      -----------

NET INVESTMENT INCOME (LOSS)......................................     (2,125,180)     (1,394,430)        (303,376)
                                                                     ------------     -----------      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (12,214,715)            283        3,702,704
   Realized gain distribution from The Trusts.....................             --              --               --
                                                                     ------------     -----------      -----------
  Net realized gain (loss)........................................    (12,214,715)            283        3,702,704
                                                                     ------------     -----------      -----------

  Change in unrealized appreciation (depreciation) of investments.    (33,642,474)        (12,801)      (2,773,412)
                                                                     ------------     -----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (45,857,189)        (12,518)         929,292
                                                                     ------------     -----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(47,982,369)    $(1,406,948)     $   625,916
                                                                     ============     ===========      ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                      EQ/MORGAN
                                                                   STANLEY MID CAP EQ/MUTUAL LARGE EQ/OPPENHEIMER EQ/PIMCO ULTRA
                                                                       GROWTH*       CAP EQUITY*      GLOBAL*      SHORT BOND*
                                                                   --------------- --------------- -------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $    492,218     $   259,549    $   390,720    $   649,490
  Expenses:
   Less: Asset-based charges......................................     2,468,975         372,835        602,531      1,663,570
   Less: Reduction for expense limitation.........................            --              --             --             --
                                                                    ------------     -----------    -----------    -----------
   Net Expenses...................................................     2,468,975         372,835        602,531      1,663,570
                                                                    ------------     -----------    -----------    -----------

NET INVESTMENT INCOME (LOSS)......................................    (1,976,757)       (113,286)      (211,811)    (1,014,080)
                                                                    ------------     -----------    -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    22,681,385      (1,195,134)     3,420,505        649,685
   Realized gain distribution from The Trusts.....................    14,540,207              --             --             --
                                                                    ------------     -----------    -----------    -----------
  Net realized gain (loss)........................................    37,221,592      (1,195,134)     3,420,505        649,685
                                                                    ------------     -----------    -----------    -----------

  Change in unrealized appreciation (depreciation) of investments.   (54,723,297)       (265,812)    (8,792,992)    (1,512,560)
                                                                    ------------     -----------    -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (17,501,705)     (1,460,946)    (5,372,487)      (862,875)
                                                                    ------------     -----------    -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(19,478,462)    $(1,574,232)   $(5,584,298)   $(1,876,955)
                                                                    ============     ===========    ===========    ===========

                                                                   EQ/QUALITY BOND EQ/SMALL COMPANY
                                                                        PLUS*           INDEX*
                                                                   --------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $ 3,604,662     $  1,248,152
  Expenses:
   Less: Asset-based charges......................................     1,867,080        2,345,840
   Less: Reduction for expense limitation.........................            --               --
                                                                     -----------     ------------
   Net Expenses...................................................     1,867,080        2,345,840
                                                                     -----------     ------------

NET INVESTMENT INCOME (LOSS)......................................     1,737,582       (1,097,688)
                                                                     -----------     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (4,530,559)      (4,052,125)
   Realized gain distribution from The Trusts.....................            --       15,980,526
                                                                     -----------     ------------
  Net realized gain (loss)........................................    (4,530,559)      11,928,401
                                                                     -----------     ------------

  Change in unrealized appreciation (depreciation) of investments.     2,992,344      (20,321,282)
                                                                     -----------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (1,538,215)      (8,392,881)
                                                                     -----------     ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $   199,367     $ (9,490,569)
                                                                     ===========     ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011


                                                                   EQ/T. ROWE PRICE  EQ/TEMPLETON  EQ/UBS GROWTH & EQ/VAN KAMPEN
                                                                    GROWTH STOCK*   GLOBAL EQUITY*     INCOME*       COMSTOCK*
                                                                   ---------------- -------------- --------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $        --     $   574,634     $   153,338    $   325,048
  Expenses:
   Less: Asset-based charges......................................     1,876,684         403,875         269,836        301,300
   Less: Reduction for expense limitation.........................            --              --              --             --
                                                                     -----------     -----------     -----------    -----------
   Net Expenses...................................................     1,876,684         403,875         269,836        301,300
                                                                     -----------     -----------     -----------    -----------

NET INVESTMENT INCOME (LOSS)......................................    (1,876,684)        170,759        (116,498)        23,748
                                                                     -----------     -----------     -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      (206,698)        644,583         920,554        929,847
   Realized gain distribution from The Trusts.....................            --              --              --             --
                                                                     -----------     -----------     -----------    -----------
  Net realized gain (loss)........................................      (206,698)        644,583         920,554        929,847
                                                                     -----------     -----------     -----------    -----------

  Change in unrealized appreciation (depreciation) of investments.    (3,004,834)     (3,903,762)     (1,577,193)    (1,730,649)
                                                                     -----------     -----------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (3,211,532)     (3,259,179)       (656,639)      (800,802)
                                                                     -----------     -----------     -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(5,088,216)    $(3,088,420)    $  (773,137)   $  (777,054)
                                                                     ===========     ===========     ===========    ===========

                                                                                  FIDELITY(R) VIP
                                                                   EQ/WELLS FARGO  CONTRAFUND(R)
                                                                   OMEGA GROWTH*     PORTFOLIO
                                                                   -------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $         --    $   574,632
  Expenses:
   Less: Asset-based charges......................................     1,158,374        574,437
   Less: Reduction for expense limitation.........................            --             --
                                                                    ------------    -----------
   Net Expenses...................................................     1,158,374        574,437
                                                                    ------------    -----------

NET INVESTMENT INCOME (LOSS)......................................    (1,158,374)           195
                                                                    ------------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     7,571,944        551,802
   Realized gain distribution from The Trusts.....................     1,641,899             --
                                                                    ------------    -----------
  Net realized gain (loss)........................................     9,213,843        551,802
                                                                    ------------    -----------

  Change in unrealized appreciation (depreciation) of investments.   (15,708,514)    (3,552,175)
                                                                    ------------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (6,494,671)    (3,000,373)
                                                                    ------------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $ (7,653,045)   $(3,000,178)
                                                                    ============    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   FIDELITY(R) VIP
                                                                    EQUITY-INCOME  FIDELITY(R) VIP MID GOLDMAN SACHS VIT
                                                                      PORTFOLIO       CAP PORTFOLIO    MID CAP VALUE FUND
                                                                   --------------- ------------------- ------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $ 15,062          $     932          $  20,972
  Expenses:
   Less: Asset-based charges......................................       4,701             34,822             18,769
   Less: Reduction for expense limitation.........................          --                 --                 --
                                                                      --------          ---------          ---------
   Net Expenses...................................................       4,701             34,822             18,769
                                                                      --------          ---------          ---------

NET INVESTMENT INCOME (LOSS)......................................      10,361            (33,890)             2,203
                                                                      --------          ---------          ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       7,484             60,677            (30,733)
   Realized gain distribution from The Trusts.....................          --              7,324                 --
                                                                      --------          ---------          ---------
  Net realized gain (loss)........................................       7,484             68,001            (30,733)
                                                                      --------          ---------          ---------

  Change in unrealized appreciation (depreciation) of investments.     (20,496)          (474,238)           (84,427)
                                                                      --------          ---------          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (13,012)          (406,237)          (115,160)
                                                                      --------          ---------          ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $ (2,651)         $(440,127)         $(112,957)
                                                                      ========          =========          =========

                                                                    INVESCO V.I.
                                                                   DIVIDEND GROWTH INVESCO V.I. GLOBAL INVESCO V.I. HIGH
                                                                        FUND        REAL ESTATE FUND    YIELD FUND/(1)/
                                                                   --------------- ------------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $   --          $   411,237         $     --
  Expenses:
   Less: Asset-based charges......................................        711              105,647           10,736
   Less: Reduction for expense limitation.........................         --                   --               --
                                                                       ------          -----------         --------
   Net Expenses...................................................       (711)             105,647           10,736
                                                                       ------          -----------         --------

NET INVESTMENT INCOME (LOSS)......................................       (711)             305,590          (10,736)
                                                                       ------          -----------         --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      1,244              (82,669)          (9,770)
   Realized gain distribution from The Trusts.....................         --                   --               --
                                                                       ------          -----------         --------
  Net realized gain (loss)........................................      1,244              (82,669)          (9,770)
                                                                       ------          -----------         --------

  Change in unrealized appreciation (depreciation) of investments.      3,223           (1,181,739)          23,496
                                                                       ------          -----------         --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      4,467           (1,264,408)          13,726
                                                                       ------          -----------         --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $3,756          $  (958,818)        $  2,990
                                                                       ======          ===========         ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
/(1)/Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   INVESCO V.I.
                                                                   INTERNATIONAL INVESCO V.I. MID CAP INVESCO V.I. SMALL
                                                                    GROWTH FUND    CORE EQUITY FUND    CAP EQUITY FUND
                                                                   ------------- -------------------- ------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  23,797        $   5,411           $      --
  Expenses:
   Less: Asset-based charges......................................      48,781           61,878              38,320
   Less: Reduction for expense limitation.........................          --               --                  --
                                                                     ---------        ---------           ---------
   Net Expenses...................................................      48,781           61,878              38,320
                                                                     ---------        ---------           ---------

NET INVESTMENT INCOME (LOSS)......................................     (24,984)         (56,467)            (38,320)
                                                                     ---------        ---------           ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       2,638           73,751            (137,187)
   Realized gain distribution from The Trusts.....................          --               --                  --
                                                                     ---------        ---------           ---------
  Net realized gain (loss)........................................       2,638           73,751            (137,187)
                                                                     ---------        ---------           ---------

  Change in unrealized appreciation (depreciation) of investments.    (473,546)        (595,835)           (191,054)
                                                                     ---------        ---------           ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (470,908)        (522,084)           (328,241)
                                                                     ---------        ---------           ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(495,892)       $(578,551)          $(366,561)
                                                                     =========        =========           =========

                                                                   IVY FUNDS VIP IVY FUNDS VIP HIGH IVY FUNDS VIP MID
                                                                      ENERGY           INCOME        CAP GROWTH/(1)/
                                                                   ------------- ------------------ -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $        --      $1,384,124         $     --
  Expenses:
   Less: Asset-based charges......................................      155,398         260,290           18,174
   Less: Reduction for expense limitation.........................           --              --               --
                                                                    -----------      ----------         --------
   Net Expenses...................................................      155,398         260,290           18,174
                                                                    -----------      ----------         --------

NET INVESTMENT INCOME (LOSS)......................................     (155,398)      1,123,834          (18,174)
                                                                    -----------      ----------         --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (113,451)       (231,815)         (63,768)
   Realized gain distribution from The Trusts.....................           --              --               --
                                                                    -----------      ----------         --------
  Net realized gain (loss)........................................     (113,451)       (231,815)         (63,768)
                                                                    -----------      ----------         --------

  Change in unrealized appreciation (depreciation) of investments.   (1,874,179)       (456,502)          67,311
                                                                    -----------      ----------         --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (1,987,630)       (688,317)           3,543
                                                                    -----------      ----------         --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(2,143,028)     $  435,517         $(14,631)
                                                                    ===========      ==========         ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
/(1)/Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                    LAZARD RETIREMENT     MFS(R)
                                                                    IVY FUNDS VIP   EMERGING MARKETS   INTERNATIONAL
                                                                   SMALL CAP GROWTH EQUITY PORTFOLIO  VALUE PORTFOLIO
                                                                   ---------------- ----------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $   4,375        $   989,879      $   236,457
  Expenses:
   Less: Asset-based charges......................................       15,602            438,550          227,671
   Less: Reduction for expense limitation.........................           --                 --               --
                                                                      ---------        -----------      -----------
   Net Expenses...................................................       15,602            438,550          227,671
                                                                      ---------        -----------      -----------

NET INVESTMENT INCOME (LOSS)......................................      (11,227)           551,329            8,786
                                                                      ---------        -----------      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (152,768)          (756,474)         125,112
   Realized gain distribution from The Trusts.....................           --                 --               --
                                                                      ---------        -----------      -----------
  Net realized gain (loss)........................................     (152,768)          (756,474)         125,112
                                                                      ---------        -----------      -----------

  Change in unrealized appreciation (depreciation) of investments.      (99,753)        (7,559,136)      (1,156,303)
                                                                      ---------        -----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (252,521)        (8,315,610)      (1,031,191)
                                                                      ---------        -----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $(263,748)       $(7,764,281)     $(1,022,405)
                                                                      =========        ===========      ===========

                                                                   MFS(R) INVESTORS
                                                                     GROWTH STOCK   MFS(R) INVESTORS MFS(R) TECHNOLOGY
                                                                        SERIES        TRUST SERIES       PORTFOLIO
                                                                   ---------------- ---------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $  2,741        $  23,007         $      --
  Expenses:
   Less: Asset-based charges......................................       13,331           34,806            76,111
   Less: Reduction for expense limitation.........................           --               --                --
                                                                       --------        ---------         ---------
   Net Expenses...................................................       13,331           34,806            76,111
                                                                       --------        ---------         ---------

NET INVESTMENT INCOME (LOSS)......................................      (10,590)         (11,799)          (76,111)
                                                                       --------        ---------         ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       16,973           56,840            46,128
   Realized gain distribution from The Trusts.....................           --               --                --
                                                                       --------        ---------         ---------
  Net realized gain (loss)........................................       16,973           56,840            46,128
                                                                       --------        ---------         ---------

  Change in unrealized appreciation (depreciation) of investments.      (27,650)        (180,498)         (189,026)
                                                                       --------        ---------         ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      (10,677)        (123,658)         (142,898)
                                                                       --------        ---------         ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $(21,267)       $(135,457)        $(219,009)
                                                                       ========        =========         =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                    MULTIMANAGER               MULTIMANAGER
                                                                   MFS(R) UTILITIES  AGGRESSIVE   MULTIMANAGER INTERNATIONAL
                                                                        SERIES        EQUITY*      CORE BOND*     EQUITY*
                                                                   ---------------- ------------  ------------ -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $302,141     $    894,017  $ 2,900,897  $  1,036,989
  Expenses:
   Less: Asset-based charges......................................      110,180        7,870,596    1,405,257       829,965
   Less: Reduction for expense limitation.........................           --       (1,542,744)          --            --
                                                                       --------     ------------  -----------  ------------
   Net Expenses...................................................      110,180        6,327,852    1,405,257       829,965
                                                                       --------     ------------  -----------  ------------

NET INVESTMENT INCOME (LOSS)......................................      191,961       (5,433,835)   1,495,640       207,024
                                                                       --------     ------------  -----------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       88,981       (5,894,524)   1,597,599    (7,959,375)
   Realized gain distribution from The Trusts.....................           --               --    4,051,608            --
                                                                       --------     ------------  -----------  ------------
  Net realized gain (loss)........................................       88,981       (5,894,524)   5,649,207    (7,959,375)
                                                                       --------     ------------  -----------  ------------

  Change in unrealized appreciation (depreciation) of investments.       17,015      (27,891,336)  (2,212,270)   (4,778,334)
                                                                       --------     ------------  -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      105,996      (33,785,860)   3,436,937   (12,737,709)
                                                                       --------     ------------  -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $297,957     $(39,219,695) $ 4,932,577  $(12,530,685)
                                                                       ========     ============  ===========  ============

                                                                    MULTIMANAGER
                                                                   LARGE CAP CORE   MULTIMANAGER
                                                                      EQUITY*     LARGE CAP VALUE*
                                                                   -------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $    43,506     $   523,324
  Expenses:
   Less: Asset-based charges......................................      185,699         672,023
   Less: Reduction for expense limitation.........................           --              --
                                                                    -----------     -----------
   Net Expenses...................................................      185,699         672,023
                                                                    -----------     -----------

NET INVESTMENT INCOME (LOSS)......................................     (142,193)       (148,699)
                                                                    -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (979,653)     (2,218,231)
   Realized gain distribution from The Trusts.....................           --              --
                                                                    -----------     -----------
  Net realized gain (loss)........................................     (979,653)     (2,218,231)
                                                                    -----------     -----------

  Change in unrealized appreciation (depreciation) of investments.      (84,016)     (1,068,708)
                                                                    -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (1,063,669)     (3,286,939)
                                                                    -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(1,205,862)    $(3,435,638)
                                                                    ===========     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                     MULTIMANAGER MULTIMANAGER
                                                                   MULTIMANAGER MID MULTIMANAGER MID MULTI-SECTOR  SMALL CAP
                                                                     CAP GROWTH*       CAP VALUE*       BOND*       GROWTH*
                                                                   ---------------- ---------------- ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $        --      $     12,066   $ 4,804,264  $        --
  Expenses:
   Less: Asset-based charges......................................       933,646           873,511     1,545,301      606,671
   Less: Reduction for expense limitation.........................            --                --            --           --
                                                                     -----------      ------------   -----------  -----------
   Net Expenses...................................................       933,646           873,511     1,545,301      606,671
                                                                     -----------      ------------   -----------  -----------

NET INVESTMENT INCOME (LOSS)......................................      (933,646)         (861,445)    3,258,963     (606,671)
                                                                     -----------      ------------   -----------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      (535,570)          828,915    (7,293,340)     867,034
   Realized gain distribution from The Trusts.....................            --                --            --           --
                                                                     -----------      ------------   -----------  -----------
  Net realized gain (loss)........................................      (535,570)          828,915    (7,293,340)     867,034
                                                                     -----------      ------------   -----------  -----------

  Change in unrealized appreciation (depreciation) of investments.    (4,684,186)       (9,970,029)    8,758,653   (8,288,175)
                                                                     -----------      ------------   -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (5,219,756)       (9,141,114)    1,465,313   (7,421,141)
                                                                     -----------      ------------   -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(6,153,402)     $(10,002,559)  $ 4,724,276  $(8,027,812)
                                                                     ===========      ============   ===========  ===========

                                                                     MULTIMANAGER   MULTIMANAGER
                                                                   SMALL CAP VALUE* TECHNOLOGY*
                                                                   ---------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $     81,059   $         --
  Expenses:
   Less: Asset-based charges......................................      1,580,979      1,568,439
   Less: Reduction for expense limitation.........................             --             --
                                                                     ------------   ------------
   Net Expenses...................................................      1,580,979      1,568,439
                                                                     ------------   ------------

NET INVESTMENT INCOME (LOSS)......................................     (1,499,920)    (1,568,439)
                                                                     ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (6,985,670)    15,655,902
   Realized gain distribution from The Trusts.....................             --             --
                                                                     ------------   ------------
  Net realized gain (loss)........................................     (6,985,670)    15,655,902
                                                                     ------------   ------------

  Change in unrealized appreciation (depreciation) of investments.     (3,750,544)   (20,998,243)
                                                                     ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (10,736,214)    (5,342,341)
                                                                     ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(12,236,134)  $ (6,910,780)
                                                                     ============   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                          PIMCO VARIABLE
                                                                                         INSURANCE TRUST
                                                                    OPPENHEIMER MAIN  COMMODITYREALRETURN(R) TARGET 2015
                                                                   STREET FUND(R) /VA   STRATEGY PORTFOLIO   ALLOCATION*
                                                                   ------------------ ---------------------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................       $  434             $ 188,890        $   335,826
  Expenses:
   Less: Asset-based charges......................................        1,273                15,393            273,967
   Less: Reduction for expense limitation.........................           --                    --                 --
                                                                         ------             ---------        -----------
   Net Expenses...................................................        1,273                15,393            273,967
                                                                         ------             ---------        -----------

NET INVESTMENT INCOME (LOSS)......................................         (839)              173,497             61,859
                                                                         ------             ---------        -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        1,411                 7,547          1,086,663
   Realized gain distribution from The Trusts.....................           --                    --            298,872
                                                                         ------             ---------        -----------
  Net realized gain (loss)........................................        1,411                 7,547          1,385,535
                                                                         ------             ---------        -----------

  Change in unrealized appreciation (depreciation) of investments.           76              (374,355)        (2,371,761)
                                                                         ------             ---------        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............        1,487              (366,808)          (986,226)
                                                                         ------             ---------        -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...       $  648             $(193,311)       $  (924,367)
                                                                         ======             =========        ===========


                                                                   TARGET 2025  TARGET 2035  TARGET 2045
                                                                   ALLOCATION*  ALLOCATION*  ALLOCATION*
                                                                   -----------  -----------  -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $   420,377  $   332,722  $   212,444
  Expenses:
   Less: Asset-based charges......................................     365,991      292,858      201,191
   Less: Reduction for expense limitation.........................          --           --           --
                                                                   -----------  -----------  -----------
   Net Expenses...................................................     365,991      292,858      201,191
                                                                   -----------  -----------  -----------

NET INVESTMENT INCOME (LOSS)......................................      54,386       39,864       11,253
                                                                   -----------  -----------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     406,206       16,206      456,129
   Realized gain distribution from The Trusts.....................     160,745      125,605      100,644
                                                                   -----------  -----------  -----------
  Net realized gain (loss)........................................     566,951      141,811      556,773
                                                                   -----------  -----------  -----------

  Change in unrealized appreciation (depreciation) of investments.  (2,192,171)  (1,629,309)  (1,738,780)
                                                                   -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  (1,625,220)  (1,487,498)  (1,182,007)
                                                                   -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $(1,570,834) $(1,447,634) $(1,170,754)
                                                                   ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   TEMPLETON GLOBAL
                                                                   BOND SECURITIES   VAN ECK VIP GLOBAL
                                                                         FUND       HARD ASSETS FUND/(1)/
                                                                   ---------------- --------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $ 230,863          $      --
  Expenses:
   Less: Asset-based charges......................................       52,465             26,188
   Less: Reduction for expense limitation.........................           --                 --
                                                                      ---------          ---------
   Net Expenses...................................................       52,465             26,188
                                                                      ---------          ---------

NET INVESTMENT INCOME (LOSS)......................................      178,398            (26,188)
                                                                      ---------          ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       17,768           (164,006)
   Realized gain distribution from The Trusts.....................       26,848                 --
                                                                      ---------          ---------
  Net realized gain (loss)........................................       44,616           (164,006)
                                                                      ---------          ---------

  Change in unrealized appreciation (depreciation) of investments.     (432,475)          (464,005)
                                                                      ---------          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (387,859)          (628,011)
                                                                      ---------          ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $(209,461)         $(654,199)
                                                                      =========          =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
/(1)/Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                    FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                                                       ALL ASSET ALLOCATION*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   129,428  $    82,514
  Net realized gain (loss) on investments...........................................     829,958      312,590
  Change in unrealized appreciation (depreciation) of investments...................  (2,112,108)     556,472
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (1,152,722)     951,576
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   6,315,623    2,183,904
   Transfers between funds including guaranteed interest account, net...............   9,144,962    7,065,969
   Transfers for contract benefits and terminations.................................    (924,474)    (316,477)
   Contract maintenance charges.....................................................     (13,291)      (3,758)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  14,522,820    8,929,638
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       2,528        1,904
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  13,372,626    9,883,118

NET ASSETS -- BEGINNING OF PERIOD                                                     11,926,261    2,043,143
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $25,298,887  $11,926,261
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................         154           91
  Redeemed..........................................................................         (32)         (10)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         122           81
                                                                                     ===========  ===========

UNIT ACTIVITY CLASS II
  Issued............................................................................          --           --
  Redeemed..........................................................................          --           --
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           --
                                                                                     ===========  ===========

                                                                                     AMERICAN CENTURY VP MID
                                                                                      CAP VALUE FUND (A)
                                                                                     ----------------------
                                                                                        2011        2010
                                                                                     ----------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    2,493   $  2,972
  Net realized gain (loss) on investments...........................................     31,886     (1,002)
  Change in unrealized appreciation (depreciation) of investments...................    (52,670)    41,650
                                                                                     ----------   --------
  Net Increase (decrease) in net assets from operations.............................    (18,291)    43,620
                                                                                     ----------   --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,212,175    351,651
   Transfers between funds including guaranteed interest account, net...............     18,918     77,518
   Transfers for contract benefits and terminations.................................    (14,978)      (571)
   Contract maintenance charges.....................................................     (1,630)       (33)
   Adjustments to net assets allocated to contracts in payout period................         --         --
                                                                                     ----------   --------
  Net increase (decrease) in net assets from contractowners transactions............  1,214,485    428,565
                                                                                     ----------   --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        500         --
                                                                                     ----------   --------

INCREASE (DECREASE) IN NET ASSETS...................................................  1,196,694    472,185

NET ASSETS -- BEGINNING OF PERIOD                                                       472,185         --
                                                                                     ----------   --------

NET ASSETS -- END OF PERIOD                                                          $1,668,879   $472,185
                                                                                     ==========   ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................         --         --
  Redeemed..........................................................................         --         --
                                                                                     ----------   --------
  Net Increase (Decrease)...........................................................         --         --
                                                                                     ==========   ========

UNIT ACTIVITY CLASS II
  Issued............................................................................         13          5
  Redeemed..........................................................................         (1)        (1)
                                                                                     ----------   --------
  Net Increase (Decrease)...........................................................         12          4
                                                                                     ==========   ========

                                                                                     AXA AGGRESSIVE ALLOCATION*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    255,988  $  1,298,594
  Net realized gain (loss) on investments...........................................    4,822,554   (23,470,399)
  Change in unrealized appreciation (depreciation) of investments...................  (38,727,822)   58,710,032
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (33,649,280)   36,538,227
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   73,587,795    77,955,513
   Transfers between funds including guaranteed interest account, net...............  (17,662,204)     (304,606)
   Transfers for contract benefits and terminations.................................  (21,437,803)  (20,477,833)
   Contract maintenance charges.....................................................     (859,576)     (783,346)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   33,628,212    56,389,728
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       30,001         6,000
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................        8,933    92,933,955

NET ASSETS -- BEGINNING OF PERIOD                                                     357,012,245   264,078,290
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $357,021,178  $357,012,245
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          753           948
  Redeemed..........................................................................         (501)         (472)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          252           476
                                                                                     ============  ============

UNIT ACTIVITY CLASS II
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                      AXA BALANCED STRATEGY*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    19,311  $    78,118
  Net realized gain (loss) on investments...........................................     689,498      158,853
  Change in unrealized appreciation (depreciation) of investments...................  (1,867,333)   1,021,645
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (1,158,524)   1,258,616
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  14,627,881   14,675,323
   Transfers between funds including guaranteed interest account, net...............      93,067          393
   Transfers for contract benefits and terminations.................................    (757,882)    (364,275)
   Contract maintenance charges.....................................................    (222,322)     (56,216)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  13,740,744   14,255,225
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --          839
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  12,582,220   15,514,680

NET ASSETS -- BEGINNING OF PERIOD                                                     21,552,013    6,037,333
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $34,134,233  $21,552,013
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................          15           10
  Redeemed..........................................................................         (13)         (11)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................           2           (1)
                                                                                     ===========  ===========

UNIT ACTIVITY CLASS B
  Issued............................................................................         128          128
  Redeemed..........................................................................         (14)          (3)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         114          125
                                                                                     ===========  ===========

                                                                                     AXA CONSERVATIVE ALLOCATION*
                                                                                     --------------------------
                                                                                         2011           2010
                                                                                     ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    561,068   $  1,047,713
  Net realized gain (loss) on investments...........................................    3,371,528      3,008,231
  Change in unrealized appreciation (depreciation) of investments...................   (3,341,680)     1,110,527
                                                                                     ------------   ------------
  Net Increase (decrease) in net assets from operations.............................      590,916      5,166,471
                                                                                     ------------   ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   19,420,787     20,458,209
   Transfers between funds including guaranteed interest account, net...............    5,399,976      8,546,606
   Transfers for contract benefits and terminations.................................  (12,445,253)    (8,992,156)
   Contract maintenance charges.....................................................     (156,438)      (119,803)
   Adjustments to net assets allocated to contracts in payout period................           --             --
                                                                                     ------------   ------------
  Net increase (decrease) in net assets from contractowners transactions............   12,219,072     19,892,856
                                                                                     ------------   ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --             --
                                                                                     ------------   ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   12,809,988     25,059,327

NET ASSETS -- BEGINNING OF PERIOD                                                     103,215,334     78,156,007
                                                                                     ------------   ------------

NET ASSETS -- END OF PERIOD                                                          $116,025,322   $103,215,334
                                                                                     ============   ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           --             --
  Redeemed..........................................................................           --             --
                                                                                     ------------   ------------
  Net Increase (Decrease)...........................................................           --             --
                                                                                     ============   ============

UNIT ACTIVITY CLASS B
  Issued............................................................................          375            384
  Redeemed..........................................................................         (265)          (207)
                                                                                     ------------   ------------
  Net Increase (Decrease)...........................................................          110            177
                                                                                     ============   ============

                                                                                     AXA CONSERVATIVE GROWTH
                                                                                            STRATEGY*
                                                                                     ----------------------
                                                                                        2011        2010
                                                                                     ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    4,952  $    9,986
  Net realized gain (loss) on investments...........................................    106,141      33,071
  Change in unrealized appreciation (depreciation) of investments...................   (283,295)    151,772
                                                                                     ----------  ----------
  Net Increase (decrease) in net assets from operations.............................   (172,202)    194,829
                                                                                     ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  2,578,304   2,439,028
   Transfers between funds including guaranteed interest account, net...............         --          --
   Transfers for contract benefits and terminations.................................   (137,373)    (40,925)
   Contract maintenance charges.....................................................    (38,612)    (11,135)
   Adjustments to net assets allocated to contracts in payout period................         --          --
                                                                                     ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions............  2,402,319   2,386,968
                                                                                     ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         --          --
                                                                                     ----------  ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  2,230,117   2,581,797

NET ASSETS -- BEGINNING OF PERIOD                                                     3,722,458   1,140,661
                                                                                     ----------  ----------

NET ASSETS -- END OF PERIOD                                                          $5,952,575  $3,722,458
                                                                                     ==========  ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................         --          --
  Redeemed..........................................................................         --          --
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         --          --
                                                                                     ==========  ==========

UNIT ACTIVITY CLASS B
  Issued............................................................................         23          24
  Redeemed..........................................................................         (2)         (3)
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         21          21
                                                                                     ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                     AXA CONSERVATIVE STRATEGY*
                                                                                     -------------------------
                                                                                        2011          2010
                                                                                      ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   10,526    $    7,878
  Net realized gain (loss) on investments...........................................     34,256         7,253
  Change in unrealized appreciation (depreciation) of investments...................    (51,339)       24,661
                                                                                      ----------   ----------
  Net Increase (decrease) in net assets from operations.............................     (6,557)       39,792
                                                                                      ----------   ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,337,673     1,184,693
   Transfers between funds including guaranteed interest account, net...............     64,397       (10,830)
   Transfers for contract benefits and terminations.................................    (88,795)      (11,949)
   Contract maintenance charges.....................................................    (14,579)       (2,033)
   Adjustments to net assets allocated to contracts in payout period................         --            --
                                                                                      ----------   ----------
  Net increase (decrease) in net assets from contractowners transactions............  1,298,696     1,159,881
                                                                                      ----------   ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.      2,002           178
                                                                                      ----------   ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  1,294,141     1,199,851

NET ASSETS -- BEGINNING OF PERIOD                                                     1,475,053       275,202
                                                                                      ----------   ----------

NET ASSETS -- END OF PERIOD                                                          $2,769,194    $1,475,053
                                                                                      ==========   ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................         --            --
  Redeemed..........................................................................         --            --
                                                                                      ----------   ----------
  Net Increase (Decrease)...........................................................         --            --
                                                                                      ==========   ==========

UNIT ACTIVITY CLASS B
  Issued............................................................................         13            10
  Redeemed..........................................................................         (1)           --
                                                                                      ----------   ----------
  Net Increase (Decrease)...........................................................         12            10
                                                                                      ==========   ==========

                                                                                        AXA CONSERVATIVE-PLUS
                                                                                             ALLOCATION*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    499,067  $  1,178,367
  Net realized gain (loss) on investments...........................................    2,805,644    (1,704,113)
  Change in unrealized appreciation (depreciation) of investments...................   (6,722,347)   10,793,897
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (3,417,636)   10,268,151
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   32,578,576    33,435,469
   Transfers between funds including guaranteed interest account, net...............   (4,624,449)    1,669,624
   Transfers for contract benefits and terminations.................................  (13,924,755)  (13,452,907)
   Contract maintenance charges.....................................................     (331,177)     (277,426)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   13,698,195    21,374,760
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   10,280,559    31,642,911

NET ASSETS -- BEGINNING OF PERIOD                                                     149,832,548   118,189,637
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $160,113,107  $149,832,548
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................          406           462
  Redeemed..........................................................................         (292)         (274)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          114           188
                                                                                     ============  ============

                                                                                      AXA GROWTH STRATEGY*
                                                                                     ----------------------
                                                                                        2011        2010
                                                                                     ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $      346  $    5,093
  Net realized gain (loss) on investments...........................................    (37,003)     13,941
  Change in unrealized appreciation (depreciation) of investments...................    (86,659)     86,473
                                                                                     ----------  ----------
  Net Increase (decrease) in net assets from operations.............................   (123,316)    105,507
                                                                                     ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................         --          --
   Transfers between funds including guaranteed interest account, net...............   (197,816)    (14,458)
   Transfers for contract benefits and terminations.................................    (37,188)    (30,298)
   Contract maintenance charges.....................................................         --          --
   Adjustments to net assets allocated to contracts in payout period................         --          --
                                                                                     ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions............   (235,004)    (44,756)
                                                                                     ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        (13)         --
                                                                                     ----------  ----------

INCREASE (DECREASE) IN NET ASSETS...................................................   (358,333)     60,751

NET ASSETS -- BEGINNING OF PERIOD                                                     1,534,907   1,474,156
                                                                                     ----------  ----------

NET ASSETS -- END OF PERIOD                                                          $1,176,574  $1,534,907
                                                                                     ==========  ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................         15           6
  Redeemed..........................................................................        (17)         (7)
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         (2)         (1)
                                                                                     ==========  ==========

UNIT ACTIVITY CLASS B
  Issued............................................................................         --          --
  Redeemed..........................................................................         --          --
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         --          --
                                                                                     ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                                        AXA MODERATE ALLOCATION*
                                                                                     ------------------------------
                                                                                          2011            2010
                                                                                     --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    9,745,454  $   19,760,573
  Net realized gain (loss) on investments...........................................     11,465,358      12,503,339
  Change in unrealized appreciation (depreciation) of investments...................    (72,874,301)    102,080,469
                                                                                     --------------  --------------
  Net Increase (decrease) in net assets from operations.............................    (51,663,489)    134,344,381
                                                                                     --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    163,460,368     168,373,011
   Transfers between funds including guaranteed interest account, net...............    (65,737,429)    (25,144,572)
   Transfers for contract benefits and terminations.................................   (148,786,418)   (141,801,279)
   Contract maintenance charges.....................................................     (2,093,925)     (1,989,790)
   Adjustments to net assets allocated to contracts in payout period................        420,767        (435,039)
                                                                                     --------------  --------------
  Net increase (decrease) in net assets from contractowners transactions............    (52,736,637)       (997,669)
                                                                                     --------------  --------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.      1,009,349       1,884,344
                                                                                     --------------  --------------

INCREASE (DECREASE) IN NET ASSETS...................................................   (103,390,777)    135,231,056

NET ASSETS -- BEGINNING OF PERIOD                                                     1,635,507,712   1,500,276,656
                                                                                     --------------  --------------

NET ASSETS -- END OF PERIOD                                                          $1,532,116,935  $1,635,507,712
                                                                                     ==============  ==============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................          1,716           2,135
  Redeemed..........................................................................         (2,839)         (2,724)
                                                                                     --------------  --------------
  Net Increase (Decrease)...........................................................         (1,123)           (589)
                                                                                     ==============  ==============

UNIT ACTIVITY CLASS B
  Issued............................................................................            650             620
  Redeemed..........................................................................           (402)           (282)
                                                                                     --------------  --------------
  Net Increase (Decrease)...........................................................            248             338
                                                                                     ==============  ==============

                                                                                          AXA MODERATE-PLUS
                                                                                             ALLOCATION*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  1,496,535  $  3,971,306
  Net realized gain (loss) on investments...........................................  (17,411,389)  (33,276,501)
  Change in unrealized appreciation (depreciation) of investments...................  (37,194,527)  103,286,611
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (53,109,381)   73,981,416
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  137,254,300   147,688,275
   Transfers between funds including guaranteed interest account, net...............  (43,912,940)  (14,382,009)
   Transfers for contract benefits and terminations.................................  (53,235,399)  (52,014,271)
   Contract maintenance charges.....................................................   (1,726,164)   (1,611,514)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   38,379,797    79,680,481
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (14,729,584)  153,661,897

NET ASSETS -- BEGINNING OF PERIOD                                                     822,471,110   668,809,213
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $807,741,526  $822,471,110
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................        1,288         1,598
  Redeemed..........................................................................         (997)         (943)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          291           655
                                                                                     ============  ============

                                                                                     AXA TACTICAL MANAGER
                                                                                           2000* (A)
                                                                                     --------------------
                                                                                        2011       2010
                                                                                     ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (12,956) $   (970)
  Net realized gain (loss) on investments...........................................    (13,494)   17,089
  Change in unrealized appreciation (depreciation) of investments...................   (125,693)   28,751
                                                                                     ----------  --------
  Net Increase (decrease) in net assets from operations.............................   (152,143)   44,870
                                                                                     ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    426,327   151,386
   Transfers between funds including guaranteed interest account, net...............    655,110   219,907
   Transfers for contract benefits and terminations.................................    (53,599)      (74)
   Contract maintenance charges.....................................................       (797)      (30)
   Adjustments to net assets allocated to contracts in payout period................         --        --
                                                                                     ----------  --------
  Net increase (decrease) in net assets from contractowners transactions............  1,027,041   371,189
                                                                                     ----------  --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        485        15
                                                                                     ----------  --------

INCREASE (DECREASE) IN NET ASSETS...................................................    875,383   416,074

NET ASSETS -- BEGINNING OF PERIOD                                                       416,074        --
                                                                                     ----------  --------

NET ASSETS -- END OF PERIOD                                                          $1,291,457  $416,074
                                                                                     ==========  ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................         --        --
  Redeemed..........................................................................         --        --
                                                                                     ----------  --------
  Net Increase (Decrease)...........................................................         --        --
                                                                                     ==========  ========

UNIT ACTIVITY CLASS B
  Issued............................................................................         23         5
  Redeemed..........................................................................        (14)       (2)
                                                                                     ----------  --------
  Net Increase (Decrease)...........................................................          9         3
                                                                                     ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     AXA TACTICAL MANAGER
                                                                                           400* (A)
                                                                                     --------------------
                                                                                        2011       2010
                                                                                     ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (25,503) $ (2,024)
  Net realized gain (loss) on investments...........................................     33,065    24,024
  Change in unrealized appreciation (depreciation) of investments...................   (372,562)   48,960
                                                                                     ----------  --------
  Net Increase (decrease) in net assets from operations.............................   (365,000)   70,960
                                                                                     ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    683,441   227,103
   Transfers between funds including guaranteed interest account, net...............  1,389,074   656,415
   Transfers for contract benefits and terminations.................................    (68,432)     (239)
   Contract maintenance charges.....................................................     (1,544)      (75)
   Adjustments to net assets allocated to contracts in payout period................         --        --
                                                                                     ----------  --------
  Net increase (decrease) in net assets from contractowners transactions............  2,002,539   883,204
                                                                                     ----------  --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        454        44
                                                                                     ----------  --------

INCREASE (DECREASE) IN NET ASSETS...................................................  1,637,993   954,208

NET ASSETS -- BEGINNING OF PERIOD                                                       954,208        --
                                                                                     ----------  --------

NET ASSETS -- END OF PERIOD                                                          $2,592,201  $954,208
                                                                                     ==========  ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................         31         9
  Redeemed..........................................................................        (14)       (1)
                                                                                     ----------  --------
  Net Increase (Decrease)...........................................................         17         8
                                                                                     ==========  ========

                                                                                      AXA TACTICAL MANAGER
                                                                                            500* (A)
                                                                                     ----------------------
                                                                                        2011        2010
                                                                                     ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (15,490) $     (472)
  Net realized gain (loss) on investments...........................................     87,464      17,926
  Change in unrealized appreciation (depreciation) of investments...................   (262,625)     66,469
                                                                                     ----------  ----------
  Net Increase (decrease) in net assets from operations.............................   (190,651)     83,923
                                                                                     ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,266,217     677,985
   Transfers between funds including guaranteed interest account, net...............  1,458,891     455,161
   Transfers for contract benefits and terminations.................................    (25,772)     (2,468)
   Contract maintenance charges.....................................................     (2,737)       (126)
   Adjustments to net assets allocated to contracts in payout period................         --          --
                                                                                     ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions............  2,696,599   1,130,552
                                                                                     ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        501         198
                                                                                     ----------  ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  2,506,449   1,214,673

NET ASSETS -- BEGINNING OF PERIOD                                                     1,214,673          --
                                                                                     ----------  ----------

NET ASSETS -- END OF PERIOD                                                          $3,721,122  $1,214,673
                                                                                     ==========  ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................         32          11
  Redeemed..........................................................................         (7)         (1)
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         25          10
                                                                                     ==========  ==========

                                                                                     AXA TACTICAL MANAGER
                                                                                      INTERNATIONAL* (A)
                                                                                     --------------------
                                                                                        2011       2010
                                                                                     ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   20,400  $  1,633
  Net realized gain (loss) on investments...........................................    (12,513)    7,891
  Change in unrealized appreciation (depreciation) of investments...................   (527,359)   22,006
                                                                                     ----------  --------
  Net Increase (decrease) in net assets from operations.............................   (519,472)   31,530
                                                                                     ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,042,809   269,201
   Transfers between funds including guaranteed interest account, net...............  1,976,267   339,220
   Transfers for contract benefits and terminations.................................    (34,783)   (2,586)
   Contract maintenance charges.....................................................     (1,699)      (25)
   Adjustments to net assets allocated to contracts in payout period................         --        --
                                                                                     ----------  --------
  Net increase (decrease) in net assets from contractowners transactions............  2,982,594   605,810
                                                                                     ----------  --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.      1,001       700
                                                                                     ----------  --------

INCREASE (DECREASE) IN NET ASSETS...................................................  2,464,123   638,040

NET ASSETS -- BEGINNING OF PERIOD                                                       638,040        --
                                                                                     ----------  --------

NET ASSETS -- END OF PERIOD                                                          $3,102,163  $638,040
                                                                                     ==========  ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................         34         8
  Redeemed..........................................................................         (5)       (3)
                                                                                     ----------  --------
  Net Increase (Decrease)...........................................................         29         5
                                                                                     ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     EQ/ALLIANCEBERNSTEIN SMALL
                                                                                             CAP GROWTH*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (4,072,287) $ (3,448,474)
  Net realized gain (loss) on investments...........................................   26,769,989    (3,388,695)
  Change in unrealized appreciation (depreciation) of investments...................  (27,399,164)   84,838,262
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (4,701,462)   78,001,093
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   17,330,559    17,454,369
   Transfers between funds including guaranteed interest account, net...............  (19,286,014)   (7,880,647)
   Transfers for contract benefits and terminations.................................  (25,791,776)  (23,647,699)
   Contract maintenance charges.....................................................     (280,794)     (287,999)
   Adjustments to net assets allocated to contracts in payout period................      133,893      (394,341)
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (27,894,132)  (14,756,317)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.     (128,635)      441,786
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (32,724,229)   63,686,562

NET ASSETS -- BEGINNING OF PERIOD                                                     323,034,156   259,347,594
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $290,309,927  $323,034,156
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................          261           286
  Redeemed..........................................................................         (372)         (358)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................         (111)          (72)
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................           69            60
  Redeemed..........................................................................          (94)          (81)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (25)          (21)
                                                                                     ============  ============

                                                                                     EQ/AXA FRANKLIN SMALL CAP
                                                                                            VALUE CORE*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (170,154) $  (139,787)
  Net realized gain (loss) on investments...........................................   1,245,770    1,850,260
  Change in unrealized appreciation (depreciation) of investments...................  (2,698,932)     831,376
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (1,623,316)   2,541,849
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   1,598,545    1,818,139
   Transfers between funds including guaranteed interest account, net...............    (463,688)     516,837
   Transfers for contract benefits and terminations.................................  (1,267,230)    (879,150)
   Contract maintenance charges.....................................................     (12,375)     (12,863)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............    (144,748)   1,442,963
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       2,999           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (1,765,065)   3,984,812

NET ASSETS -- BEGINNING OF PERIOD                                                     15,616,287   11,631,475
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $13,851,222  $15,616,287
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................          --           --
  Redeemed..........................................................................          --           --
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           --
                                                                                     ===========  ===========

UNIT ACTIVITY CLASS B
  Issued............................................................................          63           94
  Redeemed..........................................................................         (63)         (82)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           12
                                                                                     ===========  ===========

                                                                                      EQ/BLACKROCK BASIC VALUE
                                                                                               EQUITY*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    (92,279) $    110,521
  Net realized gain (loss) on investments...........................................  (17,546,709)  (14,589,250)
  Change in unrealized appreciation (depreciation) of investments...................     (571,028)   52,989,643
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (18,210,016)   38,510,914
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   48,369,750    44,282,109
   Transfers between funds including guaranteed interest account, net...............    5,757,066    14,535,743
   Transfers for contract benefits and terminations.................................  (30,557,786)  (28,019,514)
   Contract maintenance charges.....................................................     (345,940)     (328,994)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   23,223,090    30,469,344
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................    5,013,074    68,980,258

NET ASSETS -- BEGINNING OF PERIOD                                                     397,728,369   328,748,111
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $402,741,443  $397,728,369
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................          513           525
  Redeemed..........................................................................         (361)         (329)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          152           196
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     EQ/BOSTON ADVISORS EQUITY
                                                                                              INCOME*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   327,172  $   581,889
  Net realized gain (loss) on investments...........................................  (1,121,788)  (5,215,382)
  Change in unrealized appreciation (depreciation) of investments...................     (64,453)  11,655,520
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................    (859,069)   7,022,027
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   6,285,363    6,952,386
   Transfers between funds including guaranteed interest account, net...............  (3,328,642)  (2,502,997)
   Transfers for contract benefits and terminations.................................  (4,199,013)  (4,020,320)
   Contract maintenance charges.....................................................     (60,420)     (60,445)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  (1,302,712)     368,624
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           91
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (2,161,781)   7,390,742
NET ASSETS -- BEGINNING OF PERIOD...................................................  57,714,034   50,323,292
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $55,552,253  $57,714,034
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................         131          125
  Redeemed..........................................................................        (143)        (121)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         (12)           4
                                                                                     ===========  ===========

                                                                                        EQ/CALVERT SOCIALLY
                                                                                           RESPONSIBLE*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (216,161) $  (248,423)
  Net realized gain (loss) on investments...........................................    (598,773)    (848,470)
  Change in unrealized appreciation (depreciation) of investments...................     488,486    3,264,762
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................    (326,448)   2,167,869
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   2,993,313    2,902,438
   Transfers between funds including guaranteed interest account, net...............     205,342     (580,124)
   Transfers for contract benefits and terminations.................................  (1,352,899)  (1,186,695)
   Contract maintenance charges.....................................................     (32,712)     (32,644)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   1,813,044    1,102,975
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................   1,486,596    3,270,844
NET ASSETS -- BEGINNING OF PERIOD...................................................  22,221,451   18,950,607
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $23,708,047  $22,221,451
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          69           55
  Redeemed..........................................................................         (48)         (39)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          21           16
                                                                                     ===========  ===========

                                                                                     EQ/CAPITAL GUARDIAN RESEARCH*
                                                                                     ----------------------------
                                                                                         2011           2010
                                                                                     ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (950,724)  $   (871,641)
  Net realized gain (loss) on investments...........................................   (3,369,169)    (6,115,143)
  Change in unrealized appreciation (depreciation) of investments...................    8,749,797     28,363,259
                                                                                     ------------   ------------
  Net Increase (decrease) in net assets from operations.............................    4,429,904     21,376,475
                                                                                     ------------   ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    9,016,785      9,722,040
   Transfers between funds including guaranteed interest account, net...............  (11,392,385)   (10,251,960)
   Transfers for contract benefits and terminations.................................  (15,066,165)   (13,138,142)
   Contract maintenance charges.....................................................     (126,667)      (138,738)
   Adjustments to net assets allocated to contracts in payout period................           --             --
                                                                                     ------------   ------------
  Net increase (decrease) in net assets from contractowners transactions............  (17,568,432)   (13,806,800)
                                                                                     ------------   ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --             --
                                                                                     ------------   ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (13,138,528)     7,569,675
NET ASSETS -- BEGINNING OF PERIOD...................................................  168,820,635    161,250,960
                                                                                     ------------   ------------
NET ASSETS -- END OF PERIOD......................................................... $155,682,107   $168,820,635
                                                                                     ============   ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          115            124
  Redeemed..........................................................................         (256)          (254)
                                                                                     ------------   ------------
  Net Increase (Decrease)...........................................................         (141)          (130)
                                                                                     ============   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                         EQ/COMMON STOCK INDEX*
                                                                                     ------------------------------
                                                                                          2011            2010
                                                                                     --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    2,358,501  $    1,709,100
  Net realized gain (loss) on investments...........................................    (26,806,981)    (67,795,305)
  Change in unrealized appreciation (depreciation) of investments...................     16,325,355     346,841,756
                                                                                     --------------  --------------
  Net Increase (decrease) in net assets from operations.............................     (8,123,125)    280,755,551
                                                                                     --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................     63,856,345      73,526,012
   Transfers between funds including guaranteed interest account, net...............   (109,386,927)    (96,016,346)
   Transfers for contract benefits and terminations.................................   (187,366,102)   (183,876,034)
   Contract maintenance charges.....................................................     (1,602,267)     (1,768,922)
   Adjustments to net assets allocated to contracts in payout period................      1,455,896        (544,100)
                                                                                     --------------  --------------
  Net increase (decrease) in net assets from contractowners transactions............   (233,043,055)   (208,679,390)
                                                                                     --------------  --------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         11,079       3,545,595
                                                                                     --------------  --------------

INCREASE (DECREASE) IN NET ASSETS...................................................   (241,155,101)     75,621,756
NET ASSETS -- BEGINNING OF PERIOD...................................................  2,170,918,655   2,095,296,899
                                                                                     --------------  --------------
NET ASSETS -- END OF PERIOD......................................................... $1,929,763,554  $2,170,918,655
                                                                                     ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................            499             517
  Redeemed..........................................................................         (1,248)         (1,266)
                                                                                     --------------  --------------
  Net Increase (Decrease)...........................................................           (749)           (749)
                                                                                     ==============  ==============
UNIT ACTIVITY CLASS B
  Issued............................................................................            108             114
  Redeemed..........................................................................           (212)           (218)
                                                                                     --------------  --------------
  Net Increase (Decrease)...........................................................           (104)           (104)
                                                                                     ==============  ==============

                                                                                         EQ/CORE BOND INDEX*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    734,984  $  1,183,871
  Net realized gain (loss) on investments...........................................   (3,003,652)   (3,793,605)
  Change in unrealized appreciation (depreciation) of investments...................    6,541,464     8,199,275
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................    4,272,796     5,589,541
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   10,494,598    12,861,740
   Transfers between funds including guaranteed interest account, net...............   (6,569,546)   (5,064,207)
   Transfers for contract benefits and terminations.................................  (12,256,257)  (11,803,369)
   Contract maintenance charges.....................................................     (130,168)     (142,831)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (8,461,373)   (4,148,667)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   (4,188,577)    1,440,874
NET ASSETS -- BEGINNING OF PERIOD...................................................  127,025,290   125,584,416
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $122,836,713  $127,025,290
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................          196           218
  Redeemed..........................................................................         (268)         (253)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (72)          (35)
                                                                                     ============  ============

                                                                                     EQ/DAVIS NEW YORK VENTURE*
                                                                                     ------------------------
                                                                                         2011          2010
                                                                                     -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (264,606)  $  (100,423)
  Net realized gain (loss) on investments...........................................   2,525,168         2,000
  Change in unrealized appreciation (depreciation) of investments...................  (3,942,795)    2,712,799
                                                                                     -----------   -----------
  Net Increase (decrease) in net assets from operations.............................  (1,682,233)    2,614,376
                                                                                     -----------   -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   4,077,018     4,747,740
   Transfers between funds including guaranteed interest account, net...............  (2,708,026)    1,412,377
   Transfers for contract benefits and terminations.................................  (2,232,387)   (2,199,672)
   Contract maintenance charges.....................................................     (22,711)      (19,205)
   Adjustments to net assets allocated to contracts in payout period................          --            --
                                                                                     -----------   -----------
  Net increase (decrease) in net assets from contractowners transactions............    (886,106)    3,941,240
                                                                                     -----------   -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           500
                                                                                     -----------   -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (2,568,339)    6,556,116
NET ASSETS -- BEGINNING OF PERIOD...................................................  28,092,063    21,535,947
                                                                                     -----------   -----------
NET ASSETS -- END OF PERIOD......................................................... $25,523,724   $28,092,063
                                                                                     ===========   ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................          --            --
  Redeemed..........................................................................          --            --
                                                                                     -----------   -----------
  Net Increase (Decrease)...........................................................          --            --
                                                                                     ===========   ===========
UNIT ACTIVITY CLASS B
  Issued............................................................................          87           143
  Redeemed..........................................................................         (97)          (92)
                                                                                     -----------   -----------
  Net Increase (Decrease)...........................................................         (10)           51
                                                                                     ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                        EQ/EQUITY 500 INDEX*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  2,926,959  $  2,485,755
  Net realized gain (loss) on investments...........................................    2,998,007   (15,039,948)
  Change in unrealized appreciation (depreciation) of investments...................   (1,949,901)  105,857,109
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................    3,975,065    93,302,916
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   55,499,279    60,166,859
   Transfers between funds including guaranteed interest account, net...............  (31,444,736)  (27,044,084)
   Transfers for contract benefits and terminations.................................  (62,956,233)  (61,630,215)
   Contract maintenance charges.....................................................     (699,124)     (743,337)
   Adjustments to net assets allocated to contracts in payout period................      260,413      (161,980)
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (39,340,401)  (29,412,757)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.     (260,409)      161,981
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (35,625,745)   64,052,140
NET ASSETS -- BEGINNING OF PERIOD...................................................  799,097,280   735,045,140
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $763,471,535  $799,097,280
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................          408           461
  Redeemed..........................................................................         (548)         (573)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................         (140)         (112)
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................          234           205
  Redeemed..........................................................................         (206)         (187)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           28            18
                                                                                     ============  ============

                                                                                       EQ/EQUITY GROWTH PLUS*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (3,610,057) $ (3,465,368)
  Net realized gain (loss) on investments...........................................  (12,289,597)  (17,152,389)
  Change in unrealized appreciation (depreciation) of investments...................   (8,979,323)   66,107,196
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (24,878,977)   45,489,439
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   30,968,243    39,321,366
   Transfers between funds including guaranteed interest account, net...............  (39,447,564)  (39,585,796)
   Transfers for contract benefits and terminations.................................  (26,925,810)  (27,333,685)
   Contract maintenance charges.....................................................     (377,653)     (416,540)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (35,782,784)  (28,014,655)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        4,000         6,000
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (60,657,761)   17,480,784
NET ASSETS -- BEGINNING OF PERIOD...................................................  371,772,948   354,292,164
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $311,115,187  $371,772,948
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................          253           359
  Redeemed..........................................................................         (500)         (573)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................         (247)         (214)
                                                                                     ============  ============

                                                                                     EQ/FRANKLIN CORE BALANCED*
                                                                                     ------------------------
                                                                                         2011          2010
                                                                                     -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ 1,486,655   $ 1,345,710
  Net realized gain (loss) on investments...........................................  (2,744,561)   (6,048,422)
  Change in unrealized appreciation (depreciation) of investments...................     418,488    11,966,210
                                                                                     -----------   -----------
  Net Increase (decrease) in net assets from operations.............................    (839,418)    7,263,498
                                                                                     -----------   -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   6,361,816     7,118,759
   Transfers between funds including guaranteed interest account, net...............  (5,997,756)   (5,380,529)
   Transfers for contract benefits and terminations.................................  (7,366,572)   (7,568,023)
   Contract maintenance charges.....................................................     (76,251)      (81,589)
   Adjustments to net assets allocated to contracts in payout period................          --            --
                                                                                     -----------   -----------
  Net increase (decrease) in net assets from contractowners transactions............  (7,078,763)   (5,911,382)
                                                                                     -----------   -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --            --
                                                                                     -----------   -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (7,918,181)    1,352,116
NET ASSETS -- BEGINNING OF PERIOD...................................................  78,747,316    77,395,200
                                                                                     -----------   -----------
NET ASSETS -- END OF PERIOD......................................................... $70,829,135   $78,747,316
                                                                                     ===========   ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................          --            --
  Redeemed..........................................................................          --            --
                                                                                     -----------   -----------
  Net Increase (Decrease)...........................................................          --            --
                                                                                     ===========   ===========
UNIT ACTIVITY CLASS B
  Issued............................................................................         129           153
  Redeemed..........................................................................        (197)         (218)
                                                                                     -----------   -----------
  Net Increase (Decrease)...........................................................         (68)          (65)
                                                                                     ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                       EQ/FRANKLIN TEMPLETON
                                                                                            ALLOCATION*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   271,734  $   359,223
  Net realized gain (loss) on investments...........................................    (763,323)  (2,929,095)
  Change in unrealized appreciation (depreciation) of investments...................  (2,398,689)   6,503,596
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (2,890,278)   3,933,724
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   6,073,011    7,108,797
   Transfers between funds including guaranteed interest account, net...............  (2,306,232)  (1,803,321)
   Transfers for contract benefits and terminations.................................  (3,105,504)  (2,843,153)
   Contract maintenance charges.....................................................     (72,409)     (72,908)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............     588,866    2,389,415
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --        2,905
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (2,301,412)   6,326,044
NET ASSETS -- BEGINNING OF PERIOD...................................................  48,732,199   42,406,155
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $46,430,787  $48,732,199
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................         136          162
  Redeemed..........................................................................        (131)        (131)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................           5           31
                                                                                     ===========  ===========

                                                                                       EQ/GAMCO MERGERS AND
                                                                                           ACQUISITIONS*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (217,324) $  (198,696)
  Net realized gain (loss) on investments...........................................   1,467,561      389,688
  Change in unrealized appreciation (depreciation) of investments...................  (1,261,342)   1,079,315
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................     (11,105)   1,270,307
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   1,842,087    1,942,539
   Transfers between funds including guaranteed interest account, net...............   1,199,821    2,931,906
   Transfers for contract benefits and terminations.................................  (1,853,565)  (1,342,341)
   Contract maintenance charges.....................................................     (15,194)     (13,583)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   1,173,149    3,518,521
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................   1,162,044    4,788,828
NET ASSETS -- BEGINNING OF PERIOD...................................................  18,671,194   13,882,366
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $19,833,238  $18,671,194
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          56           67
  Redeemed..........................................................................         (48)         (36)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................           8           31
                                                                                     ===========  ===========

                                                                                       EQ/GAMCO SMALL COMPANY
                                                                                               VALUE*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (4,383,098) $ (2,329,199)
  Net realized gain (loss) on investments...........................................   32,392,486     1,116,049
  Change in unrealized appreciation (depreciation) of investments...................  (45,736,303)   75,552,881
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (17,726,915)   74,339,731
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   54,005,905    43,035,995
   Transfers between funds including guaranteed interest account, net...............   12,170,326    36,790,634
   Transfers for contract benefits and terminations.................................  (22,077,554)  (17,114,960)
   Contract maintenance charges.....................................................     (317,086)     (261,949)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   43,781,591    62,449,720
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       14,916         4,583
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   26,069,592   136,794,034
NET ASSETS -- BEGINNING OF PERIOD...................................................  341,922,312   205,128,278
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $367,991,904  $341,922,312
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          712           769
  Redeemed..........................................................................         (461)         (356)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          251           413
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                       EQ/GLOBAL BOND PLUS*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ 1,760,404  $ 1,167,998
  Net realized gain (loss) on investments...........................................   1,073,060   (1,741,127)
  Change in unrealized appreciation (depreciation) of investments...................    (436,441)   3,661,433
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................   2,397,023    3,088,304
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  10,771,381   11,300,718
   Transfers between funds including guaranteed interest account, net...............   4,328,898    7,757,292
   Transfers for contract benefits and terminations.................................  (7,357,308)  (6,334,518)
   Contract maintenance charges.....................................................     (54,115)     (46,139)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   7,688,856   12,677,353
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  10,085,879   15,765,657
NET ASSETS -- BEGINNING OF PERIOD...................................................  73,540,572   57,774,915
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $83,626,451  $73,540,572
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................          --           --
  Redeemed..........................................................................          --           --
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           --
                                                                                     ===========  ===========
UNIT ACTIVITY CLASS B
  Issued............................................................................         237          260
  Redeemed..........................................................................        (172)        (154)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          65          106
                                                                                     ===========  ===========

                                                                                     EQ/GLOBAL MULTI-SECTOR EQUITY*
                                                                                     -----------------------------
                                                                                         2011            2010
                                                                                      ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  1,816,976    $   (694,855)
  Net realized gain (loss) on investments...........................................  (12,023,887)    (65,208,856)
  Change in unrealized appreciation (depreciation) of investments...................  (45,247,524)    107,057,501
                                                                                      ------------   ------------
  Net Increase (decrease) in net assets from operations.............................  (55,454,435)     41,153,790
                                                                                      ------------   ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   39,436,334      50,093,936
   Transfers between funds including guaranteed interest account, net...............  (44,723,705)    (22,970,553)
   Transfers for contract benefits and terminations.................................  (32,336,934)    (33,190,130)
   Contract maintenance charges.....................................................     (397,441)       (428,960)
   Adjustments to net assets allocated to contracts in payout period................           --              --
                                                                                      ------------   ------------
  Net increase (decrease) in net assets from contractowners transactions............  (38,021,746)     (6,495,707)
                                                                                      ------------   ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --              --
                                                                                      ------------   ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (93,476,181)     34,658,083
NET ASSETS -- BEGINNING OF PERIOD...................................................  448,407,838     413,749,755
                                                                                      ------------   ------------
NET ASSETS -- END OF PERIOD......................................................... $354,931,657    $448,407,838
                                                                                      ============   ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           --              --
  Redeemed..........................................................................           --              --
                                                                                      ------------   ------------
  Net Increase (Decrease)...........................................................           --              --
                                                                                      ============   ============
UNIT ACTIVITY CLASS B
  Issued............................................................................          387             656
  Redeemed..........................................................................         (584)           (691)
                                                                                      ------------   ------------
  Net Increase (Decrease)...........................................................         (197)            (35)
                                                                                      ============   ============

                                                                                     EQ/INTERMEDIATE GOVERNMENT
                                                                                             BOND INDEX*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (633,406) $     86,827
  Net realized gain (loss) on investments...........................................      320,881       (89,707)
  Change in unrealized appreciation (depreciation) of investments...................    4,141,063     3,186,039
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................    3,828,538     3,183,159
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    5,864,458     7,504,412
   Transfers between funds including guaranteed interest account, net...............   (1,907,385)   (3,939,687)
   Transfers for contract benefits and terminations.................................  (10,473,148)  (11,803,394)
   Contract maintenance charges.....................................................      (91,917)     (104,283)
   Adjustments to net assets allocated to contracts in payout period................       11,208        22,156
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (6,596,784)   (8,320,796)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.      (11,941)          726
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   (2,780,187)   (5,136,911)
NET ASSETS -- BEGINNING OF PERIOD...................................................   98,509,078   103,645,989
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $ 95,728,891  $ 98,509,078
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           67            61
  Redeemed..........................................................................         (102)         (100)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (35)          (39)
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................           46            40
  Redeemed..........................................................................          (47)          (52)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           (1)          (12)
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                        EQ/INTERNATIONAL CORE
                                                                                                PLUS*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  2,085,394  $    799,403
  Net realized gain (loss) on investments...........................................   (6,894,704)  (16,506,522)
  Change in unrealized appreciation (depreciation) of investments...................  (21,642,141)   26,869,302
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (26,451,451)   11,162,183
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   19,085,847    22,066,978
   Transfers between funds including guaranteed interest account, net...............  (10,955,378)       51,216
   Transfers for contract benefits and terminations.................................  (10,226,414)   (9,291,808)
   Contract maintenance charges.....................................................     (131,741)     (131,852)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (2,227,686)   12,694,534
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        2,001            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (28,677,136)   23,856,717
NET ASSETS -- BEGINNING OF PERIOD...................................................  148,586,946   124,730,229
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $119,909,810  $148,586,946
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................          271           382
  Redeemed..........................................................................         (289)         (255)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (18)          127
                                                                                     ============  ============

                                                                                       EQ/INTERNATIONAL EQUITY
                                                                                                INDEX*
                                                                                     ---------------------------
                                                                                          2011          2010
                                                                                     -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   7,578,347  $  5,610,690
  Net realized gain (loss) on investments...........................................   (26,743,984)  (37,800,030)
  Change in unrealized appreciation (depreciation) of investments...................   (40,823,026)   50,509,990
                                                                                     -------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (59,988,663)   18,320,650
                                                                                     -------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    29,469,000    36,439,952
   Transfers between funds including guaranteed interest account, net...............   (35,216,042)  (34,462,621)
   Transfers for contract benefits and terminations.................................   (38,960,063)  (43,585,460)
   Contract maintenance charges.....................................................      (449,557)     (524,953)
   Adjustments to net assets allocated to contracts in payout period................       331,368      (128,298)
                                                                                     -------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (44,825,294)  (42,261,380)
                                                                                     -------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.      (307,744)      231,492
                                                                                     -------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (105,121,701)  (23,709,238)
NET ASSETS -- BEGINNING OF PERIOD...................................................   499,638,758   523,347,996
                                                                                     -------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $ 394,517,057  $499,638,758
                                                                                     =============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           351           421
  Redeemed..........................................................................          (649)         (730)
                                                                                     -------------  ------------
  Net Increase (Decrease)...........................................................          (298)          309
                                                                                     =============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................            61            90
  Redeemed..........................................................................          (138)         (152)
                                                                                     -------------  ------------
  Net Increase (Decrease)...........................................................           (77)          (62)
                                                                                     =============  ============

                                                                                       EQ/INTERNATIONAL VALUE
                                                                                                PLUS*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  1,517,012  $ (1,281,221)
  Net realized gain (loss) on investments...........................................  (27,918,441)  (27,741,994)
  Change in unrealized appreciation (depreciation) of investments...................  (15,263,773)   40,646,625
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (41,665,202)   11,623,410
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   22,438,632    27,719,527
   Transfers between funds including guaranteed interest account, net...............  (23,588,830)  (10,551,559)
   Transfers for contract benefits and terminations.................................  (19,392,865)  (20,970,278)
   Contract maintenance charges.....................................................     (238,187)     (272,401)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (20,781,250)   (4,074,711)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (62,446,452)    7,548,699
NET ASSETS -- BEGINNING OF PERIOD...................................................  260,495,547   252,946,848
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $198,049,095  $260,495,547
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................          263           386
  Redeemed..........................................................................         (428)         (417)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................         (165)          (31)
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                         EQ/JPMORGAN VALUE
                                                                                          OPPORTUNITIES*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (124,798) $     8,812
  Net realized gain (loss) on investments...........................................  (5,479,571)  (5,901,870)
  Change in unrealized appreciation (depreciation) of investments...................   2,446,530   10,734,949
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (3,157,839)   4,841,891
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   3,662,190    3,629,330
   Transfers between funds including guaranteed interest account, net...............  (2,161,250)     757,321
   Transfers for contract benefits and terminations.................................  (4,189,261)  (4,007,081)
   Contract maintenance charges.....................................................     (43,409)     (46,268)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  (2,731,730)     333,302
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (5,889,569)   5,175,193
NET ASSETS -- BEGINNING OF PERIOD...................................................  49,156,623   43,981,430
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $43,267,054  $49,156,623
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          74           95
  Redeemed..........................................................................         (98)         (87)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         (24)           8
                                                                                     ===========  ===========

                                                                                      EQ/LARGE CAP CORE PLUS*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (38,581) $   (35,190)
  Net realized gain (loss) on investments...........................................    (270,810)    (362,054)
  Change in unrealized appreciation (depreciation) of investments...................    (510,019)   2,210,061
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................    (819,410)   1,812,817
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   1,247,277    1,942,914
   Transfers between funds including guaranteed interest account, net...............  (1,348,498)     227,416
   Transfers for contract benefits and terminations.................................  (1,390,143)  (1,185,428)
   Contract maintenance charges.....................................................     (11,691)     (12,658)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  (1,503,055)     972,244
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (2,322,465)   2,785,061
NET ASSETS -- BEGINNING OF PERIOD...................................................  16,127,026   13,341,965
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $13,804,561  $16,127,026
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          26           49
  Redeemed..........................................................................         (42)         (39)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         (16)          10
                                                                                     ===========  ===========

                                                                                     EQ/LARGE CAP GROWTH INDEX*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (511,674) $   (388,205)
  Net realized gain (loss) on investments...........................................    4,003,589      (287,544)
  Change in unrealized appreciation (depreciation) of investments...................   (2,093,917)   16,262,601
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................    1,397,998    15,586,852
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    7,555,526     7,768,499
   Transfers between funds including guaranteed interest account, net...............   (3,109,141)   (6,312,500)
   Transfers for contract benefits and terminations.................................  (10,205,367)   (9,712,218)
   Contract maintenance charges.....................................................     (119,867)     (128,834)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (5,878,849)   (8,385,053)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   (4,480,851)    7,201,799
NET ASSETS -- BEGINNING OF PERIOD...................................................  123,039,339   115,837,540
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $118,558,488  $123,039,339
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          245           219
  Redeemed..........................................................................         (320)         (346)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (75)         (127)
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                         EQ/LARGE CAP GROWTH
                                                                                              PLUS*(E)
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (2,190,321) $ (2,127,883)
  Net realized gain (loss) on investments...........................................   11,477,691     7,788,621
  Change in unrealized appreciation (depreciation) of investments...................  (18,354,576)   22,078,180
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (9,067,206)   27,738,918
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    9,213,773    13,768,974
   Transfers between funds including guaranteed interest account, net...............    4,547,125   (11,276,886)
   Transfers for contract benefits and terminations.................................  (19,266,781)  (18,963,278)
   Contract maintenance charges.....................................................     (253,584)     (267,875)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (5,759,467)  (16,739,065)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (14,826,673)   10,999,853
NET ASSETS -- BEGINNING OF PERIOD...................................................  240,125,355   229,125,502
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $225,298,682  $240,125,355
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................          267           166
  Redeemed..........................................................................         (281)         (286)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (14)         (120)
                                                                                     ============  ============

                                                                                        EQ/LARGE CAP VALUE
                                                                                             INDEX*(F)
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   149,972  $    33,655
  Net realized gain (loss) on investments...........................................   1,765,812   (3,674,980)
  Change in unrealized appreciation (depreciation) of investments...................     133,059    5,516,930
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................   2,048,843    1,875,605
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    (262,152)   2,514,511
   Transfers between funds including guaranteed interest account, net...............  19,592,728   (1,258,637)
   Transfers for contract benefits and terminations.................................  (1,964,190)    (913,285)
   Contract maintenance charges.....................................................     (26,809)     (15,310)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  17,339,577      327,279
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --        2,097
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  19,388,420    2,204,981
NET ASSETS -- BEGINNING OF PERIOD...................................................  16,210,170   14,005,189
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $35,598,590  $16,210,170
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................          --           --
  Redeemed..........................................................................          --           --
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           --
                                                                                     ===========  ===========
UNIT ACTIVITY CLASS B
  Issued............................................................................         464          103
  Redeemed..........................................................................        (124)         (95)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         340            8
                                                                                     ===========  ===========

                                                                                       EQ/LARGE CAP VALUE PLUS*
                                                                                     ---------------------------
                                                                                          2011          2010
                                                                                     -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $     (55,321) $    365,486
  Net realized gain (loss) on investments...........................................   (73,868,687)  (98,752,917)
  Change in unrealized appreciation (depreciation) of investments...................    28,991,504   183,972,373
                                                                                     -------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (44,932,504)   85,584,942
                                                                                     -------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    46,598,894    56,669,297
   Transfers between funds including guaranteed interest account, net...............   (59,246,151)  (63,345,100)
   Transfers for contract benefits and terminations.................................   (67,903,540)  (73,254,724)
   Contract maintenance charges.....................................................      (743,624)     (850,565)
   Adjustments to net assets allocated to contracts in payout period................       576,375      (100,162)
                                                                                     -------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (80,718,046)  (80,881,254)
                                                                                     -------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.      (576,376)      100,162
                                                                                     -------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (126,226,926)    4,803,850
NET ASSETS -- BEGINNING OF PERIOD...................................................   818,631,392   813,827,542
                                                                                     -------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $ 692,404,466  $818,631,392
                                                                                     =============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           522           690
  Redeemed..........................................................................        (1,184)       (1,401)
                                                                                     -------------  ------------
  Net Increase (Decrease)...........................................................          (662)         (711)
                                                                                     =============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................            44            59
  Redeemed..........................................................................          (186)         (219)
                                                                                     -------------  ------------
  Net Increase (Decrease)...........................................................          (142)         (160)
                                                                                     =============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     EQ/LORD ABBETT LARGE CAP
                                                                                               CORE*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (239,365) $  (259,795)
  Net realized gain (loss) on investments...........................................   3,069,132    1,316,134
  Change in unrealized appreciation (depreciation) of investments...................  (7,462,522)   3,347,234
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (4,632,755)   4,403,573
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   6,509,801    5,381,373
   Transfers between funds including guaranteed interest account, net...............     308,031    8,948,931
   Transfers for contract benefits and terminations.................................  (3,161,991)  (2,171,031)
   Contract maintenance charges.....................................................     (23,102)     (15,723)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   3,632,739   12,143,550
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (1,000,016)  16,547,123
NET ASSETS -- BEGINNING OF PERIOD...................................................  40,758,358   24,211,235
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $39,758,342  $40,758,358
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................         149          180
  Redeemed..........................................................................        (122)         (67)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          27          113
                                                                                     ===========  ===========

                                                                                     EQ/MFS INTERNATIONAL GROWTH*
                                                                                     ---------------------------
                                                                                         2011           2010
                                                                                     ------------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (411,986)  $  (149,776)
  Net realized gain (loss) on investments...........................................    7,840,562    (1,872,504)
  Change in unrealized appreciation (depreciation) of investments...................  (15,801,239)    9,318,680
                                                                                     ------------   -----------
  Net Increase (decrease) in net assets from operations.............................   (8,372,663)    7,296,400
                                                                                     ------------   -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    8,587,619     6,621,763
   Transfers between funds including guaranteed interest account, net...............    2,503,672     9,916,526
   Transfers for contract benefits and terminations.................................   (4,989,422)   (3,945,682)
   Contract maintenance charges.....................................................      (47,451)      (41,554)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------   -----------
  Net increase (decrease) in net assets from contractowners transactions............    6,054,418    12,551,053
                                                                                     ------------   -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------   -----------

INCREASE (DECREASE) IN NET ASSETS...................................................   (2,318,245)   19,847,453
NET ASSETS -- BEGINNING OF PERIOD...................................................   65,393,608    45,546,155
                                                                                     ------------   -----------
NET ASSETS -- END OF PERIOD......................................................... $ 63,075,363   $65,393,608
                                                                                     ============   ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          187           220
  Redeemed..........................................................................         (145)         (125)
                                                                                     ------------   -----------
  Net Increase (Decrease)...........................................................           42            95
                                                                                     ============   ===========

                                                                                          EQ/MID CAP INDEX*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (2,149,917) $ (1,557,312)
  Net realized gain (loss) on investments...........................................  (18,441,002)  (25,466,831)
  Change in unrealized appreciation (depreciation) of investments...................    9,588,070    91,991,335
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (11,002,849)   64,967,192
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   29,286,056    32,968,257
   Transfers between funds including guaranteed interest account, net...............  (24,090,472)  (19,270,304)
   Transfers for contract benefits and terminations.................................  (23,349,654)  (20,674,833)
   Contract maintenance charges.....................................................     (309,254)     (324,145)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (18,463,324)   (7,301,025)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (29,466,173)   57,666,167
NET ASSETS -- BEGINNING OF PERIOD...................................................  331,995,503   274,329,336
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $302,529,330  $331,995,503
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          369           482
  Redeemed..........................................................................         (525)         (550)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................         (156)          (68)
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                       EQ/MID CAP VALUE PLUS*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (2,125,180) $ (1,369,094)
  Net realized gain (loss) on investments...........................................  (12,214,715)  (64,350,366)
  Change in unrealized appreciation (depreciation) of investments...................  (33,642,474)  153,017,919
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (47,982,369)   87,298,459
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   31,929,188    38,706,846
   Transfers between funds including guaranteed interest account, net...............  (39,716,416)  (39,060,393)
   Transfers for contract benefits and terminations.................................  (37,536,567)  (37,208,068)
   Contract maintenance charges.....................................................     (443,235)     (494,313)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (45,767,030)  (38,055,928)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (93,749,399)   49,242,531
NET ASSETS -- BEGINNING OF PERIOD...................................................  493,759,782   444,517,251
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $400,010,383  $493,759,782
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................          284           397
  Redeemed..........................................................................         (575)         (663)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................         (291)         (266)
                                                                                     ============  ============

                                                                                          EQ/MONEY MARKET*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (1,394,430) $ (1,557,191)
  Net realized gain (loss) on investments...........................................          283       (27,675)
  Change in unrealized appreciation (depreciation) of investments...................      (12,801)       39,117
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (1,406,948)   (1,545,749)
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   16,272,027    15,978,480
   Transfers between funds including guaranteed interest account, net...............    3,629,649    (9,203,042)
   Transfers for contract benefits and terminations.................................  (26,709,475)  (31,727,023)
   Contract maintenance charges.....................................................     (117,391)      166,371
   Adjustments to net assets allocated to contracts in payout period................       56,063       110,200
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (6,869,127)  (24,675,014)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       39,106      (267,940)
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   (8,236,969)  (26,488,703)
NET ASSETS -- BEGINNING OF PERIOD...................................................  113,905,646   140,394,349
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $105,668,677  $113,905,646
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................        3,401           804
  Redeemed..........................................................................       (3,341)       (1,170)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           60          (366)
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................        5,489           284
  Redeemed..........................................................................       (4,935)         (336)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          554           (52)
                                                                                     ============  ============

                                                                                     EQ/MONTAG & CALDWELL GROWTH*
                                                                                     ---------------------------
                                                                                         2011           2010
                                                                                      -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (303,376)   $  (240,624)
  Net realized gain (loss) on investments...........................................   3,702,704       (221,111)
  Change in unrealized appreciation (depreciation) of investments...................  (2,773,412)     3,091,944
                                                                                      -----------   -----------
  Net Increase (decrease) in net assets from operations.............................     625,916      2,630,209
                                                                                      -----------   -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   3,516,418      4,717,825
   Transfers between funds including guaranteed interest account, net...............  (4,164,046)     2,702,557
   Transfers for contract benefits and terminations.................................  (3,066,552)    (2,928,496)
   Contract maintenance charges.....................................................     (25,369)       (25,167)
   Adjustments to net assets allocated to contracts in payout period................          --             --
                                                                                      -----------   -----------
  Net increase (decrease) in net assets from contractowners transactions............  (3,739,549)     4,466,719
                                                                                      -----------   -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         511             --
                                                                                      -----------   -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (3,113,122)     7,096,928
NET ASSETS -- BEGINNING OF PERIOD...................................................  40,464,772     33,367,844
                                                                                      -----------   -----------
NET ASSETS -- END OF PERIOD......................................................... $37,351,650    $40,464,772
                                                                                      ===========   ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................          --             --
  Redeemed..........................................................................          --             --
                                                                                      -----------   -----------
  Net Increase (Decrease)...........................................................          --             --
                                                                                      ===========   ===========
UNIT ACTIVITY CLASS B
  Issued............................................................................          68            138
  Redeemed..........................................................................         (98)          (100)
                                                                                      -----------   -----------
  Net Increase (Decrease)...........................................................         (30)            38
                                                                                      ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                      EQ/MORGAN STANLEY MID CAP
                                                                                               GROWTH*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (1,976,757) $ (1,329,309)
  Net realized gain (loss) on investments...........................................   37,221,592     9,526,054
  Change in unrealized appreciation (depreciation) of investments...................  (54,723,297)   24,597,898
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (19,478,462)   32,794,643
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   34,507,323    23,705,704
   Transfers between funds including guaranteed interest account, net...............   17,605,553    32,598,308
   Transfers for contract benefits and terminations.................................  (10,879,650)   (7,651,516)
   Contract maintenance charges.....................................................     (144,445)      (98,932)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   41,088,781    48,553,564
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --           171
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   21,610,319    81,348,378

NET ASSETS -- BEGINNING OF PERIOD                                                     166,176,396    84,828,018
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $187,786,715  $166,176,396
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          626           596
  Redeemed..........................................................................         (377)         (261)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          249           335
                                                                                     ============  ============

                                                                                        EQ/MUTUAL LARGE CAP
                                                                                              EQUITY*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (113,286) $   164,168
  Net realized gain (loss) on investments...........................................  (1,195,134)  (2,642,471)
  Change in unrealized appreciation (depreciation) of investments...................    (265,812)   5,403,690
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (1,574,232)   2,925,387
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   2,831,744    3,545,852
   Transfers between funds including guaranteed interest account, net...............  (3,253,882)  (2,965,886)
   Transfers for contract benefits and terminations.................................  (2,603,706)  (2,290,840)
   Contract maintenance charges.....................................................     (38,821)     (41,885)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  (3,064,665)  (1,752,759)
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (4,638,897)   1,172,628

NET ASSETS -- BEGINNING OF PERIOD                                                     30,621,672   29,449,044
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $25,982,775  $30,621,672
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          47           65
  Redeemed..........................................................................         (81)         (87)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         (34)         (22)
                                                                                     ===========  ===========

                                                                                      EQ/OPPENHEIMER GLOBAL*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (211,811) $  (173,991)
  Net realized gain (loss) on investments...........................................   3,420,505     (229,922)
  Change in unrealized appreciation (depreciation) of investments...................  (8,792,992)   4,496,006
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (5,584,298)   4,092,093
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   8,234,009    5,488,568
   Transfers between funds including guaranteed interest account, net...............  13,023,849    7,265,992
   Transfers for contract benefits and terminations.................................  (3,444,318)  (1,878,710)
   Contract maintenance charges.....................................................     (34,109)     (25,583)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  17,779,431   10,850,267
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  12,195,133   14,942,360

NET ASSETS -- BEGINNING OF PERIOD                                                     37,232,472   22,290,112
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $49,427,605  $37,232,472
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................         291          195
  Redeemed..........................................................................        (122)         (81)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         169          114
                                                                                     ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                        EQ/PIMCO ULTRA SHORT
                                                                                                BOND*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (1,014,080) $ (1,397,846)
  Net realized gain (loss) on investments...........................................      649,685    (4,458,221)
  Change in unrealized appreciation (depreciation) of investments...................   (1,512,560)    5,236,570
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (1,876,955)     (619,497)
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   14,714,829    22,474,217
   Transfers between funds including guaranteed interest account, net...............  (20,651,270)   (7,523,129)
   Transfers for contract benefits and terminations.................................  (14,103,131)  (15,943,608)
   Contract maintenance charges.....................................................     (112,549)     (119,565)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (20,152,121)   (1,112,085)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.            4            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (22,029,072)   (1,731,582)

NET ASSETS -- BEGINNING OF PERIOD                                                     146,027,132   147,758,714
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $123,998,060  $146,027,132
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................            3            11
  Redeemed..........................................................................           (3)          (11)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................          278           483
  Redeemed..........................................................................         (464)         (495)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................         (186)          (12)
                                                                                     ============  ============

                                                                                        EQ/QUALITY BOND PLUS*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  1,737,582  $ 14,992,888
  Net realized gain (loss) on investments...........................................   (4,530,559)   (1,768,967)
  Change in unrealized appreciation (depreciation) of investments...................    2,992,344    (5,366,276)
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................      199,367     7,857,645
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    9,473,979    12,963,701
   Transfers between funds including guaranteed interest account, net...............  (12,790,959)   (6,960,632)
   Transfers for contract benefits and terminations.................................  (14,867,092)  (16,651,863)
   Contract maintenance charges.....................................................     (130,282)     (150,523)
   Adjustments to net assets allocated to contracts in payout period................       31,133       103,576
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (18,283,221)  (10,695,741)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.     (174,984)     (103,576)
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (18,258,838)   (2,941,672)

NET ASSETS -- BEGINNING OF PERIOD                                                     155,862,020   158,803,692
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $137,603,182  $155,862,020
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           74           123
  Redeemed..........................................................................         (151)         (174)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (77)          (51)
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................           35            68
  Redeemed..........................................................................          (67)          (77)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (32)           (9)
                                                                                     ============  ============

                                                                                       EQ/SMALL COMPANY INDEX*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (1,097,688) $   (498,795)
  Net realized gain (loss) on investments...........................................   11,928,401   (17,107,096)
  Change in unrealized appreciation (depreciation) of investments...................  (20,321,282)   55,486,871
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (9,490,569)   37,880,980
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   17,540,139    20,918,349
   Transfers between funds including guaranteed interest account, net...............  (13,153,005)  (10,985,874)
   Transfers for contract benefits and terminations.................................  (13,316,406)  (11,970,727)
   Contract maintenance charges.....................................................     (171,786)     (181,372)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (9,101,058)   (2,219,624)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (18,591,627)   35,661,356

NET ASSETS -- BEGINNING OF PERIOD                                                     194,684,520   159,023,164
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $176,092,893  $194,684,520
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................          206           273
  Redeemed..........................................................................         (260)         (287)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (54)          (14)
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                       EQ/T. ROWE PRICE GROWTH
                                                                                               STOCK*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (1,876,684) $ (1,424,940)
  Net realized gain (loss) on investments...........................................     (206,698)   (2,802,618)
  Change in unrealized appreciation (depreciation) of investments...................   (3,004,834)   21,153,042
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (5,088,216)   16,925,484
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   22,981,481    19,415,086
   Transfers between funds including guaranteed interest account, net...............    3,941,259    10,770,280
   Transfers for contract benefits and terminations.................................   (8,591,224)   (7,125,578)
   Contract maintenance charges.....................................................     (128,453)     (110,085)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   18,203,063    22,949,703
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --           (86)
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   13,114,847    39,875,101

NET ASSETS -- BEGINNING OF PERIOD                                                     136,782,505    96,907,404
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $149,897,352  $136,782,505
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          427           457
  Redeemed..........................................................................         (250)         (215)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          177           242
                                                                                     ============  ============

                                                                                        EQ/TEMPLETON GLOBAL
                                                                                              EQUITY*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   170,759  $    63,608
  Net realized gain (loss) on investments...........................................     644,583   (2,947,614)
  Change in unrealized appreciation (depreciation) of investments...................  (3,903,762)   4,817,139
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (3,088,420)   1,933,133
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   4,806,874    5,574,565
   Transfers between funds including guaranteed interest account, net...............  (1,373,993)  (1,472,917)
   Transfers for contract benefits and terminations.................................  (2,377,790)  (2,525,974)
   Contract maintenance charges.....................................................     (44,866)     (44,234)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   1,010,225    1,531,440
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (2,078,195)   3,464,573

NET ASSETS -- BEGINNING OF PERIOD                                                     31,442,520   27,977,947
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $29,364,325  $31,442,520
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................         103          128
  Redeemed..........................................................................         (91)        (110)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          12           18
                                                                                     ===========  ===========

                                                                                      EQ/UBS GROWTH & INCOME*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (116,498) $  (117,068)
  Net realized gain (loss) on investments...........................................     920,554   (1,595,271)
  Change in unrealized appreciation (depreciation) of investments...................  (1,577,193)   4,095,661
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................    (773,137)   2,383,322
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   1,380,835    2,024,182
   Transfers between funds including guaranteed interest account, net...............  (3,261,313)    (713,746)
   Transfers for contract benefits and terminations.................................  (1,384,733)  (1,473,352)
   Contract maintenance charges.....................................................     (15,951)     (16,687)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  (3,281,162)    (179,603)
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (4,054,299)   2,203,719

NET ASSETS -- BEGINNING OF PERIOD                                                     22,949,341   20,745,622
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $18,895,042  $22,949,341
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          37           66
  Redeemed..........................................................................         (66)         (67)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         (29)          (1)
                                                                                     ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                      EQ/VAN KAMPEN COMSTOCK*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    23,748  $     4,158
  Net realized gain (loss) on investments...........................................     929,847   (1,121,223)
  Change in unrealized appreciation (depreciation) of investments...................  (1,730,649)   3,851,791
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................    (777,054)   2,734,726
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   1,927,364    2,500,256
   Transfers between funds including guaranteed interest account, net...............      84,759      651,497
   Transfers for contract benefits and terminations.................................  (1,581,923)  (1,622,479)
   Contract maintenance charges.....................................................     (19,396)     (20,574)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............     410,804    1,508,700
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --        2,823
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................    (366,250)   4,246,249

NET ASSETS -- BEGINNING OF PERIOD                                                     23,240,856   18,994,607
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $22,874,606  $23,240,856
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          51           84
  Redeemed..........................................................................         (48)         (67)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................           3           17
                                                                                     ===========  ===========

UNIT ACTIVITY SERVICE CLASS 2
  Issued............................................................................          --           --
  Redeemed..........................................................................          --           --
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           --
                                                                                     ===========  ===========

                                                                                        EQ/WELLS FARGO OMEGA
                                                                                              GROWTH*
                                                                                     -------------------------
                                                                                         2011          2010
                                                                                     ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (1,158,374) $  (704,011)
  Net realized gain (loss) on investments...........................................    9,213,843    2,483,993
  Change in unrealized appreciation (depreciation) of investments...................  (15,708,514)   7,873,233
                                                                                     ------------  -----------
  Net Increase (decrease) in net assets from operations.............................   (7,653,045)   9,653,215
                                                                                     ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   10,185,988    6,729,167
   Transfers between funds including guaranteed interest account, net...............   26,529,387   15,640,317
   Transfers for contract benefits and terminations.................................   (6,523,595)  (4,666,468)
   Contract maintenance charges.....................................................      (51,974)     (40,140)
   Adjustments to net assets allocated to contracts in payout period................           --           --
                                                                                     ------------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   30,139,806   17,662,876
                                                                                     ------------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --           --
                                                                                     ------------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................   22,486,761   27,316,091

NET ASSETS -- BEGINNING OF PERIOD                                                      73,856,602   46,540,511
                                                                                     ------------  -----------

NET ASSETS -- END OF PERIOD                                                          $ 96,343,363  $73,856,602
                                                                                     ============  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          503          339
  Redeemed..........................................................................         (234)        (162)
                                                                                     ------------  -----------
  Net Increase (Decrease)...........................................................          269          177
                                                                                     ============  ===========

UNIT ACTIVITY SERVICE CLASS 2
  Issued............................................................................           --           --
  Redeemed..........................................................................           --           --
                                                                                     ------------  -----------
  Net Increase (Decrease)...........................................................           --           --
                                                                                     ============  ===========

                                                                                     FIDELITY(R) VIP CONTRAFUND(R)
                                                                                           PORTFOLIO (A)
                                                                                     ----------------------------
                                                                                         2011           2010
                                                                                      -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $       195    $    83,069
  Net realized gain (loss) on investments...........................................     551,802         45,719
  Change in unrealized appreciation (depreciation) of investments...................  (3,552,175)       924,926
                                                                                      -----------    -----------
  Net Increase (decrease) in net assets from operations.............................  (3,000,178)     1,053,714
                                                                                      -----------    -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  21,337,912      3,996,556
   Transfers between funds including guaranteed interest account, net...............  37,385,903     11,905,994
   Transfers for contract benefits and terminations.................................  (1,505,651)       (56,485)
   Contract maintenance charges.....................................................     (28,218)        (1,155)
   Adjustments to net assets allocated to contracts in payout period................          --             --
                                                                                      -----------    -----------
  Net increase (decrease) in net assets from contractowners transactions............  57,189,946     15,844,910
                                                                                      -----------    -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        (217)         1,015
                                                                                      -----------    -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  54,189,551     16,899,639

NET ASSETS -- BEGINNING OF PERIOD                                                     16,899,639             --
                                                                                      -----------    -----------

NET ASSETS -- END OF PERIOD                                                          $71,089,190    $16,899,639
                                                                                      ===========    ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          --             --
  Redeemed..........................................................................          --             --
                                                                                      -----------    -----------
  Net Increase (Decrease)...........................................................          --             --
                                                                                      ===========    ===========

UNIT ACTIVITY SERVICE CLASS 2
  Issued............................................................................         559            150
  Redeemed..........................................................................         (56)            (3)
                                                                                      -----------    -----------
  Net Increase (Decrease)...........................................................         503            147
                                                                                      ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     FIDELITY(R) VIP EQUITY-
                                                                                     INCOME PORTFOLIO (A)
                                                                                     ----------------------
                                                                                       2011        2010
                                                                                      --------    --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ 10,361    $  1,932
  Net realized gain (loss) on investments...........................................    7,484       1,826
  Change in unrealized appreciation (depreciation) of investments...................  (20,496)     15,561
                                                                                      --------    --------
  Net Increase (decrease) in net assets from operations.............................   (2,651)     19,319
                                                                                      --------    --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  464,883     162,774
   Transfers between funds including guaranteed interest account, net...............   11,233      10,219
   Transfers for contract benefits and terminations.................................   (4,721)         (7)
   Contract maintenance charges.....................................................   (1,161)         --
   Adjustments to net assets allocated to contracts in payout period................       --          --
                                                                                      --------    --------
  Net increase (decrease) in net assets from contractowners transactions............  470,234     172,986
                                                                                      --------    --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       --          --
                                                                                      --------    --------

INCREASE (DECREASE) IN NET ASSETS...................................................  467,583     192,305

NET ASSETS -- BEGINNING OF PERIOD                                                     192,305          --
                                                                                      --------    --------

NET ASSETS -- END OF PERIOD                                                          $659,888    $192,305
                                                                                      ========    ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERVICE CLASS 2
  Issued............................................................................        5           2
  Redeemed..........................................................................       (1)         --
                                                                                      --------    --------
  Net Increase (Decrease)...........................................................        4           2
                                                                                      ========    ========

UNIT ACTIVITY SERVICE SHARES
  Issued............................................................................       --          --
  Redeemed..........................................................................       --          --
                                                                                      --------    --------
  Net Increase (Decrease)...........................................................       --          --
                                                                                      ========    ========

                                                                                     FIDELITY(R) VIP MID CAP
                                                                                          PORTFOLIO (A)
                                                                                     ----------------------
                                                                                        2011        2010
                                                                                     ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (33,890) $   (2,920)
  Net realized gain (loss) on investments...........................................     68,001       7,571
  Change in unrealized appreciation (depreciation) of investments...................   (474,238)    126,514
                                                                                     ----------  ----------
  Net Increase (decrease) in net assets from operations.............................   (440,127)    131,165
                                                                                     ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  2,764,153   1,246,608
   Transfers between funds including guaranteed interest account, net...............     83,114     196,159
   Transfers for contract benefits and terminations.................................    (40,856)     (4,391)
   Contract maintenance charges.....................................................     (6,298)        (97)
   Adjustments to net assets allocated to contracts in payout period................         --          --
                                                                                     ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions............  2,800,113   1,438,279
                                                                                     ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        999          --
                                                                                     ----------  ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  2,360,985   1,569,444

NET ASSETS -- BEGINNING OF PERIOD                                                     1,569,444          --
                                                                                     ----------  ----------

NET ASSETS -- END OF PERIOD                                                          $3,930,429  $1,569,444
                                                                                     ==========  ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERVICE CLASS 2
  Issued............................................................................         29          13
  Redeemed..........................................................................         (3)         --
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         26          13
                                                                                     ==========  ==========

UNIT ACTIVITY SERVICE SHARES
  Issued............................................................................         --          --
  Redeemed..........................................................................         --          --
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         --          --
                                                                                     ==========  ==========

                                                                                     GOLDMAN SACHS VIT MID
                                                                                      CAP VALUE FUND (A)
                                                                                     --------------------
                                                                                        2011       2010
                                                                                     ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    2,203  $    432
  Net realized gain (loss) on investments...........................................    (30,733)    2,210
  Change in unrealized appreciation (depreciation) of investments...................    (84,427)   34,311
                                                                                     ----------  --------
  Net Increase (decrease) in net assets from operations.............................   (112,957)   36,953
                                                                                     ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,102,293   272,613
   Transfers between funds including guaranteed interest account, net...............  2,542,017    67,440
   Transfers for contract benefits and terminations.................................    (33,710)      (86)
   Contract maintenance charges.....................................................     (1,736)      (21)
   Adjustments to net assets allocated to contracts in payout period................         --        --
                                                                                     ----------  --------
  Net increase (decrease) in net assets from contractowners transactions............  3,608,864   339,946
                                                                                     ----------  --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        133        --
                                                                                     ----------  --------

INCREASE (DECREASE) IN NET ASSETS...................................................  3,496,040   376,899

NET ASSETS -- BEGINNING OF PERIOD                                                       376,899        --
                                                                                     ----------  --------

NET ASSETS -- END OF PERIOD                                                          $3,872,939  $376,899
                                                                                     ==========  ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERVICE CLASS 2
  Issued............................................................................         --        --
  Redeemed..........................................................................         --        --
                                                                                     ----------  --------
  Net Increase (Decrease)...........................................................         --        --
                                                                                     ==========  ========

UNIT ACTIVITY SERVICE SHARES
  Issued............................................................................         44         3
  Redeemed..........................................................................         (4)       --
                                                                                     ----------  --------
  Net Increase (Decrease)...........................................................         40         3
                                                                                     ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     INVESCO V.I. DIVIDEND
                                                                                      GROWTH FUND (D)(G)
                                                                                     ---------------------
                                                                                             2011
                                                                                     ---------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)......................................................       $   (711)
  Net realized gain (loss) on investments...........................................          1,244
  Change in unrealized appreciation (depreciation) of investments...................          3,223
                                                                                           --------
  Net Increase (decrease) in net assets from operations.............................          3,756
                                                                                           --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................         51,211
   Transfers between funds including guaranteed interest account, net...............         88,715
   Transfers for contract benefits and terminations.................................         (4,527)
   Contract maintenance charges.....................................................           (140)
   Adjustments to net assets allocated to contracts in payout period................             --
                                                                                           --------
  Net increase (decrease) in net assets from contractowners transactions............        135,259
                                                                                           --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.              4
                                                                                           --------

INCREASE (DECREASE) IN NET ASSETS...................................................        139,019

NET ASSETS -- BEGINNING OF PERIOD                                                                --
                                                                                           --------

NET ASSETS -- END OF PERIOD                                                                $139,019
                                                                                           ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERIES II
  Issued............................................................................          1,703
  Redeemed..........................................................................           (166)
                                                                                           --------
  Net Increase (Decrease)...........................................................          1,537
                                                                                           ========

                                                                                     INVESCO V.I. GLOBAL REAL INVESCO V.I. HIGH
                                                                                         ESTATE FUND (A)       YIELD FUND (H)
                                                                                     -----------------------  -----------------
                                                                                         2011        2010           2011
                                                                                     -----------  ----------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   305,590  $    2,850     $  (10,736)
  Net realized gain (loss) on investments...........................................     (82,669)     10,872         (9,770)
  Change in unrealized appreciation (depreciation) of investments...................  (1,181,739)     72,834         23,496
                                                                                     -----------  ----------     ----------
  Net Increase (decrease) in net assets from operations.............................    (958,818)     86,556          2,990
                                                                                     -----------  ----------     ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   3,039,903     594,921        735,429
   Transfers between funds including guaranteed interest account, net...............   7,115,173   2,964,303      2,012,185
   Transfers for contract benefits and terminations.................................    (782,570)    (11,245)       (33,464)
   Contract maintenance charges.....................................................      (4,141)       (168)          (325)
   Adjustments to net assets allocated to contracts in payout period................          --          --             --
                                                                                     -----------  ----------     ----------
  Net increase (decrease) in net assets from contractowners transactions............   9,368,365   3,547,811      2,713,825
                                                                                     -----------  ----------     ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       1,900         101            503
                                                                                     -----------  ----------     ----------

INCREASE (DECREASE) IN NET ASSETS...................................................   8,411,447   3,634,468      2,717,318

NET ASSETS -- BEGINNING OF PERIOD                                                      3,634,468          --             --
                                                                                     -----------  ----------     ----------

NET ASSETS -- END OF PERIOD                                                          $12,045,915  $3,634,468     $2,717,318
                                                                                     ===========  ==========     ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERIES II
  Issued............................................................................         120          35             52
  Redeemed..........................................................................         (35)         (2)           (24)
                                                                                     -----------  ----------     ----------
  Net Increase (Decrease)...........................................................          85          33             28
                                                                                     ===========  ==========     ==========

                                                                                     INVESCO V.I. INTERNATIONAL
                                                                                         GROWTH FUND (A)
                                                                                     -------------------------
                                                                                        2011          2010
                                                                                      ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (24,984)   $    4,721
  Net realized gain (loss) on investments...........................................      2,638         4,023
  Change in unrealized appreciation (depreciation) of investments...................   (473,546)       74,627
                                                                                      ----------   ----------
  Net Increase (decrease) in net assets from operations.............................   (495,892)       83,371
                                                                                      ----------   ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  3,505,169       968,726
   Transfers between funds including guaranteed interest account, net...............  4,199,814       212,108
   Transfers for contract benefits and terminations.................................    (60,638)         (939)
   Contract maintenance charges.....................................................     (5,474)          (98)
   Adjustments to net assets allocated to contracts in payout period................         --            --
                                                                                      ----------   ----------
  Net increase (decrease) in net assets from contractowners transactions............  7,638,871     1,179,797
                                                                                      ----------   ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         --           500
                                                                                      ----------   ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  7,142,979     1,263,668

NET ASSETS -- BEGINNING OF PERIOD                                                     1,263,668            --
                                                                                      ----------   ----------

NET ASSETS -- END OF PERIOD                                                          $8,406,647    $1,263,668
                                                                                      ==========   ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERIES II
  Issued............................................................................         89            12
  Redeemed..........................................................................        (12)           --
                                                                                      ----------   ----------
  Net Increase (Decrease)...........................................................         77            12
                                                                                      ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     INVESCO V.I. MID CAP CORE
                                                                                         EQUITY FUND (A)
                                                                                     ------------------------
                                                                                        2011         2010
                                                                                     ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (56,467)  $   (3,199)
  Net realized gain (loss) on investments...........................................     73,751        3,524
  Change in unrealized appreciation (depreciation) of investments...................   (595,835)      92,677
                                                                                     ----------   ----------
  Net Increase (decrease) in net assets from operations.............................   (578,551)      93,002
                                                                                     ----------   ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,909,299      402,847
   Transfers between funds including guaranteed interest account, net...............  4,132,286    1,458,668
   Transfers for contract benefits and terminations.................................   (382,395)     (15,994)
   Contract maintenance charges.....................................................     (2,906)        (151)
   Adjustments to net assets allocated to contracts in payout period................         --           --
                                                                                     ----------   ----------
  Net increase (decrease) in net assets from contractowners transactions............  5,656,284    1,845,370
                                                                                     ----------   ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        999           --
                                                                                     ----------   ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  5,078,732    1,938,372

NET ASSETS -- BEGINNING OF PERIOD                                                     1,938,372           --
                                                                                     ----------   ----------

NET ASSETS -- END OF PERIOD                                                          $7,017,104   $1,938,372
                                                                                     ==========   ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY COMMON SHARES
  Issued............................................................................         --           --
  Redeemed..........................................................................         --           --
                                                                                     ----------   ----------
  Net Increase (Decrease)...........................................................         --           --
                                                                                     ==========   ==========

UNIT ACTIVITY SERIES II
  Issued............................................................................         65           17
  Redeemed..........................................................................        (14)          (1)
                                                                                     ----------   ----------
  Net Increase (Decrease)...........................................................         51           16
                                                                                     ==========   ==========

                                                                                     INVESCO V.I. SMALL CAP
                                                                                        EQUITY FUND (A)
                                                                                     --------------------
                                                                                        2011        2010
                                                                                     ----------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (38,320)  $ (1,559)
  Net realized gain (loss) on investments...........................................   (137,187)    13,047
  Change in unrealized appreciation (depreciation) of investments...................   (191,054)    57,945
                                                                                     ----------   --------
  Net Increase (decrease) in net assets from operations.............................   (366,561)    69,433
                                                                                     ----------   --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    880,888    154,565
   Transfers between funds including guaranteed interest account, net...............  2,614,736    564,858
   Transfers for contract benefits and terminations.................................   (166,175)    (1,255)
   Contract maintenance charges.....................................................     (1,292)       (32)
   Adjustments to net assets allocated to contracts in payout period................         --         --
                                                                                     ----------   --------
  Net increase (decrease) in net assets from contractowners transactions............  3,328,157    718,136
                                                                                     ----------   --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        470         30
                                                                                     ----------   --------

INCREASE (DECREASE) IN NET ASSETS...................................................  2,962,066    787,599

NET ASSETS -- BEGINNING OF PERIOD                                                       787,599         --
                                                                                     ----------   --------

NET ASSETS -- END OF PERIOD                                                          $3,749,665   $787,599
                                                                                     ==========   ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY COMMON SHARES
  Issued............................................................................         --         --
  Redeemed..........................................................................         --         --
                                                                                     ----------   --------
  Net Increase (Decrease)...........................................................         --         --
                                                                                     ==========   ========

UNIT ACTIVITY SERIES II
  Issued............................................................................         67          7
  Redeemed..........................................................................        (39)        (2)
                                                                                     ----------   --------
  Net Increase (Decrease)...........................................................         28          5
                                                                                     ==========   ========

                                                                                          IVY FUNDS VIP
                                                                                            ENERGY (A)
                                                                                     -----------------------
                                                                                         2011        2010
                                                                                     -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (155,398) $   (6,506)
  Net realized gain (loss) on investments...........................................    (113,451)     78,997
  Change in unrealized appreciation (depreciation) of investments...................  (1,874,179)    275,589
                                                                                     -----------  ----------
  Net Increase (decrease) in net assets from operations.............................  (2,143,028)    348,080
                                                                                     -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   4,092,720     621,767
   Transfers between funds including guaranteed interest account, net...............  10,942,591   2,821,791
   Transfers for contract benefits and terminations.................................    (524,613)    (32,351)
   Contract maintenance charges.....................................................      (5,330)       (182)
   Adjustments to net assets allocated to contracts in payout period................          --          --
                                                                                     -----------  ----------
  Net increase (decrease) in net assets from contractowners transactions............  14,505,368   3,411,025
                                                                                     -----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         384         514
                                                                                     -----------  ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  12,362,724   3,759,619

NET ASSETS -- BEGINNING OF PERIOD                                                      3,759,619          --
                                                                                     -----------  ----------

NET ASSETS -- END OF PERIOD                                                          $16,122,343  $3,759,619
                                                                                     ===========  ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY COMMON SHARES
  Issued............................................................................         201          36
  Redeemed..........................................................................         (87)         (7)
                                                                                     -----------  ----------
  Net Increase (Decrease)...........................................................         114          29
                                                                                     ===========  ==========

UNIT ACTIVITY SERIES II
  Issued............................................................................          --          --
  Redeemed..........................................................................          --          --
                                                                                     -----------  ----------
  Net Increase (Decrease)...........................................................          --          --
                                                                                     ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                        IVY FUNDS VIP HIGH    IVY FUNDS VIP MID
                                                                                            INCOME (A)         CAP GROWTH (H)
                                                                                     -----------------------  -----------------
                                                                                         2011        2010           2011
                                                                                     -----------  ----------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ 1,123,834  $   (8,823)    $  (18,174)
  Net realized gain (loss) on investments...........................................    (231,815)     24,963        (63,768)
  Change in unrealized appreciation (depreciation) of investments...................    (456,502)     74,964         67,311
                                                                                     -----------  ----------     ----------
  Net Increase (decrease) in net assets from operations.............................     435,517      91,104        (14,631)
                                                                                     -----------  ----------     ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   7,852,447     956,168        804,009
   Transfers between funds including guaranteed interest account, net...............  20,930,471   4,655,205      5,060,132
   Transfers for contract benefits and terminations.................................  (1,545,945)    (20,900)       (56,733)
   Contract maintenance charges.....................................................      (8,244)       (242)          (451)
   Adjustments to net assets allocated to contracts in payout period................          --          --             --
                                                                                     -----------  ----------     ----------
  Net increase (decrease) in net assets from contractowners transactions............  27,228,729   5,590,231      5,806,957
                                                                                     -----------  ----------     ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       2,430         369             --
                                                                                     -----------  ----------     ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  27,666,676   5,681,704      5,792,326

NET ASSETS -- BEGINNING OF PERIOD                                                      5,681,704          --             --
                                                                                     -----------  ----------     ----------

NET ASSETS -- END OF PERIOD                                                          $33,348,380  $5,681,704     $5,792,326
                                                                                     ===========  ==========     ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY COMMON SHARES
  Issued............................................................................         353          65             71
  Redeemed..........................................................................        (105)        (12)            (7)
                                                                                     -----------  ----------     ----------
  Net Increase (Decrease)...........................................................         248          53             64
                                                                                     ===========  ==========     ==========

UNIT ACTIVITY SERVICE SHARES
  Issued............................................................................          --          --             --
  Redeemed..........................................................................          --          --             --
                                                                                     -----------  ----------     ----------
  Net Increase (Decrease)...........................................................          --          --             --
                                                                                     ===========  ==========     ==========

                                                                                      IVY FUNDS VIP SMALL
                                                                                        CAP GROWTH (A)
                                                                                     --------------------
                                                                                        2011       2010
                                                                                     ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (11,227) $   (850)
  Net realized gain (loss) on investments...........................................   (152,768)      531
  Change in unrealized appreciation (depreciation) of investments...................    (99,753)   39,189
                                                                                     ----------  --------
  Net Increase (decrease) in net assets from operations.............................   (263,748)   38,870
                                                                                     ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    805,338   220,952
   Transfers between funds including guaranteed interest account, net...............  1,980,788     8,265
   Transfers for contract benefits and terminations.................................    (31,888)     (406)
   Contract maintenance charges.....................................................     (1,104)      (10)
   Adjustments to net assets allocated to contracts in payout period................         --        --
                                                                                     ----------  --------
  Net increase (decrease) in net assets from contractowners transactions............  2,753,134   228,801
                                                                                     ----------  --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         --        --
                                                                                     ----------  --------

INCREASE (DECREASE) IN NET ASSETS...................................................  2,489,386   267,671

NET ASSETS -- BEGINNING OF PERIOD                                                       267,671        --
                                                                                     ----------  --------

NET ASSETS -- END OF PERIOD                                                          $2,757,057  $267,671
                                                                                     ==========  ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY COMMON SHARES
  Issued............................................................................         45         2
  Redeemed..........................................................................        (15)       --
                                                                                     ----------  --------
  Net Increase (Decrease)...........................................................         30         2
                                                                                     ==========  ========

UNIT ACTIVITY SERVICE SHARES
  Issued............................................................................         --        --
  Redeemed..........................................................................         --        --
                                                                                     ----------  --------
  Net Increase (Decrease)...........................................................         --        --
                                                                                     ==========  ========

                                                                                         LAZARD RETIREMENT
                                                                                      EMERGING MARKETS EQUITY
                                                                                           PORTFOLIO (C)
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   551,329  $   117,468
  Net realized gain (loss) on investments...........................................    (756,474)      30,515
  Change in unrealized appreciation (depreciation) of investments...................  (7,559,136)     263,453
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (7,764,281)     411,436
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  13,915,336    1,880,872
   Transfers between funds including guaranteed interest account, net...............  24,946,858   14,162,175
   Transfers for contract benefits and terminations.................................  (1,526,257)     (55,963)
   Contract maintenance charges.....................................................     (18,599)      (1,108)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  37,317,338   15,985,976
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         168          332
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  29,553,225   16,397,744

NET ASSETS -- BEGINNING OF PERIOD                                                     16,397,744           --
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $45,950,969  $16,397,744
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY COMMON SHARES
  Issued............................................................................          --           --
  Redeemed..........................................................................          --           --
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           --
                                                                                     ===========  ===========

UNIT ACTIVITY SERVICE SHARES
  Issued............................................................................         474          161
  Redeemed..........................................................................        (119)         (17)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         355          144
                                                                                     ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     MFS(R) INTERNATIONAL VALUE
                                                                                          PORTFOLIO (A)
                                                                                     -------------------------
                                                                                         2011         2010
                                                                                     -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $     8,786   $  (12,861)
  Net realized gain (loss) on investments...........................................     125,112       24,590
  Change in unrealized appreciation (depreciation) of investments...................  (1,156,303)     214,831
                                                                                     -----------   ----------
  Net Increase (decrease) in net assets from operations.............................  (1,022,405)     226,560
                                                                                     -----------   ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   7,025,890    1,389,850
   Transfers between funds including guaranteed interest account, net...............  18,684,625    4,510,852
   Transfers for contract benefits and terminations.................................    (932,803)     (24,688)
   Contract maintenance charges.....................................................     (13,023)        (487)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------   ----------
  Net increase (decrease) in net assets from contractowners transactions............  24,764,689    5,875,527
                                                                                     -----------   ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       2,000           --
                                                                                     -----------   ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  23,744,284    6,102,087

NET ASSETS -- BEGINNING OF PERIOD                                                      6,102,087           --
                                                                                     -----------   ----------

NET ASSETS -- END OF PERIOD                                                          $29,846,371   $6,102,087
                                                                                     ===========   ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................         289           61
  Redeemed..........................................................................         (63)          (6)
                                                                                     -----------   ----------
  Net Increase (Decrease)...........................................................         226           55
                                                                                     ===========   ==========

                                                                                       MFS(R) INVESTORS
                                                                                     GROWTH STOCK SERIES (C)
                                                                                     ----------------------
                                                                                        2011        2010
                                                                                     ----------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (10,590)  $   (540)
  Net realized gain (loss) on investments...........................................     16,973        658
  Change in unrealized appreciation (depreciation) of investments...................    (27,650)    12,697
                                                                                     ----------   --------
  Net Increase (decrease) in net assets from operations.............................    (21,267)    12,815
                                                                                     ----------   --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    972,849     75,193
   Transfers between funds including guaranteed interest account, net...............  1,343,249    225,722
   Transfers for contract benefits and terminations.................................    (56,538)        --
   Contract maintenance charges.....................................................       (822)       (20)
   Adjustments to net assets allocated to contracts in payout period................         --         --
                                                                                     ----------   --------
  Net increase (decrease) in net assets from contractowners transactions............  2,258,738    300,895
                                                                                     ----------   --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        489         11
                                                                                     ----------   --------

INCREASE (DECREASE) IN NET ASSETS...................................................  2,237,960    313,721

NET ASSETS -- BEGINNING OF PERIOD                                                       313,721         --
                                                                                     ----------   --------

NET ASSETS -- END OF PERIOD                                                          $2,551,681   $313,721
                                                                                     ==========   ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................         25          3
  Redeemed..........................................................................         (6)        --
                                                                                     ----------   --------
  Net Increase (Decrease)...........................................................         19          3
                                                                                     ==========   ========

                                                                                     MFS(R) INVESTORS TRUST
                                                                                           SERIES (A)
                                                                                     ----------------------
                                                                                        2011        2010
                                                                                     ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (11,799) $   (4,556)
  Net realized gain (loss) on investments...........................................     56,840       2,081
  Change in unrealized appreciation (depreciation) of investments...................   (180,498)    109,929
                                                                                     ----------  ----------
  Net Increase (decrease) in net assets from operations.............................   (135,457)    107,454
                                                                                     ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,262,778     608,136
   Transfers between funds including guaranteed interest account, net...............    651,437   1,034,105
   Transfers for contract benefits and terminations.................................   (135,925)     (1,750)
   Contract maintenance charges.....................................................     (2,854)       (131)
   Adjustments to net assets allocated to contracts in payout period................         --          --
                                                                                     ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions............  1,775,436   1,640,360
                                                                                     ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         33         200
                                                                                     ----------  ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  1,640,012   1,748,014

NET ASSETS -- BEGINNING OF PERIOD                                                     1,748,014          --
                                                                                     ----------  ----------

NET ASSETS -- END OF PERIOD                                                          $3,388,026  $1,748,014
                                                                                     ==========  ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................         25          16
  Redeemed..........................................................................         (9)         --
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         16          16
                                                                                     ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                        MFS(R) TECHNOLOGY
                                                                                          PORTFOLIO (C)
                                                                                     ----------------------
                                                                                        2011        2010
                                                                                     ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (76,111) $   (3,170)
  Net realized gain (loss) on investments...........................................     46,128      25,780
  Change in unrealized appreciation (depreciation) of investments...................   (189,026)     43,770
                                                                                     ----------  ----------
  Net Increase (decrease) in net assets from operations.............................   (219,009)     66,380
                                                                                     ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,817,533     199,043
   Transfers between funds including guaranteed interest account, net...............  6,707,120   1,715,830
   Transfers for contract benefits and terminations.................................   (652,846)     (7,764)
   Contract maintenance charges.....................................................     (2,215)        (65)
   Adjustments to net assets allocated to contracts in payout period................         --          --
                                                                                     ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions............  7,869,592   1,907,044
                                                                                     ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        498          --
                                                                                     ----------  ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  7,651,081   1,973,424

NET ASSETS -- BEGINNING OF PERIOD                                                     1,973,424          --
                                                                                     ----------  ----------

NET ASSETS -- END OF PERIOD                                                          $9,624,505  $1,973,424
                                                                                     ==========  ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................         --          --
  Redeemed..........................................................................         --          --
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         --          --
                                                                                     ==========  ==========

UNIT ACTIVITY CLASS B
  Issued............................................................................         --          --
  Redeemed..........................................................................         --          --
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         --          --
                                                                                     ==========  ==========

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................        127          21
  Redeemed..........................................................................        (63)         (5)
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         64          16
                                                                                     ==========  ==========

                                                                                     MFS(R) UTILITIES SERIES (C)
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                      -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   191,961    $   (3,705)
  Net realized gain (loss) on investments...........................................      88,981        10,255
  Change in unrealized appreciation (depreciation) of investments...................      17,015        60,304
                                                                                      -----------   ----------
  Net Increase (decrease) in net assets from operations.............................     297,957        66,854
                                                                                      -----------   ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   3,211,562       127,191
   Transfers between funds including guaranteed interest account, net...............  15,248,077     1,886,177
   Transfers for contract benefits and terminations.................................    (482,570)      (12,341)
   Contract maintenance charges.....................................................      (2,906)          (63)
   Adjustments to net assets allocated to contracts in payout period................          --            --
                                                                                      -----------   ----------
  Net increase (decrease) in net assets from contractowners transactions............  17,974,163     2,000,964
                                                                                      -----------   ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         541            --
                                                                                      -----------   ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  18,272,661     2,067,818

NET ASSETS -- BEGINNING OF PERIOD                                                      2,067,818            --
                                                                                      -----------   ----------

NET ASSETS -- END OF PERIOD                                                          $20,340,479    $2,067,818
                                                                                      ===========   ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................          --            --
  Redeemed..........................................................................          --            --
                                                                                      -----------   ----------
  Net Increase (Decrease)...........................................................          --            --
                                                                                      ===========   ==========

UNIT ACTIVITY CLASS B
  Issued............................................................................          --            --
  Redeemed..........................................................................          --            --
                                                                                      -----------   ----------
  Net Increase (Decrease)...........................................................          --            --
                                                                                      ===========   ==========

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................         195            20
  Redeemed..........................................................................         (39)           (1)
                                                                                      -----------   ----------
  Net Increase (Decrease)...........................................................         156            19
                                                                                      ===========   ==========

                                                                                       MULTIMANAGER AGGRESSIVE
                                                                                             EQUITY* (B)
                                                                                     ---------------------------
                                                                                          2011          2010
                                                                                     -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (5,433,835) $ (1,058,755)
  Net realized gain (loss) on investments...........................................    (5,894,524)  (18,591,492)
  Change in unrealized appreciation (depreciation) of investments...................   (27,891,336)  110,198,763
                                                                                     -------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (39,219,695)   90,548,516
                                                                                     -------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    18,244,271    19,398,448
   Transfers between funds including guaranteed interest account, net...............   (30,747,145)    6,540,704
   Transfers for contract benefits and terminations.................................   (54,652,161)  (51,432,937)
   Contract maintenance charges.....................................................      (589,041)     (625,952)
   Adjustments to net assets allocated to contracts in payout period................       218,103      (108,151)
                                                                                     -------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (67,525,973)  (26,227,888)
                                                                                     -------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.      (672,541)      477,256
                                                                                     -------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (107,418,209)   64,797,884

NET ASSETS -- BEGINNING OF PERIOD                                                      626,849,677   562,051,793
                                                                                     -------------  ------------

NET ASSETS -- END OF PERIOD                                                          $ 519,431,468  $626,849,677
                                                                                     =============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           545           889
  Redeemed..........................................................................        (1,305)       (1,339)
                                                                                     -------------  ------------
  Net Increase (Decrease)...........................................................          (760)         (450)
                                                                                     =============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................            31           150
  Redeemed..........................................................................           (95)          (62)
                                                                                     -------------  ------------
  Net Increase (Decrease)...........................................................           (64)           88
                                                                                     =============  ============

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................            --            --
  Redeemed..........................................................................            --            --
                                                                                     -------------  ------------
  Net Increase (Decrease)...........................................................            --            --
                                                                                     =============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                       MULTIMANAGER CORE BOND*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  1,495,640  $  1,574,439
  Net realized gain (loss) on investments...........................................    5,649,207     2,641,856
  Change in unrealized appreciation (depreciation) of investments...................   (2,212,270)      120,226
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................    4,932,577     4,336,521
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   10,802,336    11,904,861
   Transfers between funds including guaranteed interest account, net...............    4,829,382    18,931,667
   Transfers for contract benefits and terminations.................................  (12,171,924)  (10,350,843)
   Contract maintenance charges.....................................................      (78,067)      (73,621)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............    3,381,727    20,412,064
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................    8,314,304    24,748,585

NET ASSETS -- BEGINNING OF PERIOD                                                     111,740,450    86,991,865
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $120,054,754  $111,740,450
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          285           351
  Redeemed..........................................................................         (259)         (199)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           26           152
                                                                                     ============  ============

                                                                                            MULTIMANAGER
                                                                                        INTERNATIONAL EQUITY*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    207,024  $  1,172,233
  Net realized gain (loss) on investments...........................................   (7,959,375)  (11,273,751)
  Change in unrealized appreciation (depreciation) of investments...................   (4,778,334)   13,941,930
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (12,530,685)    3,840,412
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    4,965,641     6,375,981
   Transfers between funds including guaranteed interest account, net...............   (6,022,363)   (4,793,495)
   Transfers for contract benefits and terminations.................................   (6,951,591)   (7,171,491)
   Contract maintenance charges.....................................................      (57,920)      (68,881)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (8,066,233)   (5,657,886)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (20,596,918)   (1,817,474)

NET ASSETS -- BEGINNING OF PERIOD                                                      73,087,307    74,904,781
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $ 52,490,389  $ 73,087,307
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................           79           109
  Redeemed..........................................................................         (142)         (154)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (63)          (45)
                                                                                     ============  ============

                                                                                      MULTIMANAGER LARGE CAP
                                                                                           CORE EQUITY*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (142,193) $  (149,837)
  Net realized gain (loss) on investments...........................................    (979,653)  (1,097,537)
  Change in unrealized appreciation (depreciation) of investments...................     (84,016)   2,640,215
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (1,205,862)   1,392,841
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................     794,421      940,870
   Transfers between funds including guaranteed interest account, net...............    (645,992)    (935,824)
   Transfers for contract benefits and terminations.................................  (1,344,031)  (1,385,993)
   Contract maintenance charges.....................................................     (12,268)     (13,655)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  (1,207,870)  (1,394,602)
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (2,413,732)      (1,761)

NET ASSETS -- BEGINNING OF PERIOD                                                     15,030,613   15,032,374
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $12,616,881  $15,030,613
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          28           20
  Redeemed..........................................................................         (40)         (33)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         (12)         (13)
                                                                                     ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                       MULTIMANAGER LARGE CAP
                                                                                               VALUE*
                                                                                     -------------------------
                                                                                         2011          2010
                                                                                     ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (148,699) $  (213,492)
  Net realized gain (loss) on investments...........................................   (2,218,231)  (5,898,995)
  Change in unrealized appreciation (depreciation) of investments...................   (1,068,708)  12,270,656
                                                                                     ------------  -----------
  Net Increase (decrease) in net assets from operations.............................   (3,435,638)   6,158,169
                                                                                     ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    4,511,534    5,166,483
   Transfers between funds including guaranteed interest account, net...............   (5,206,177)  (4,050,653)
   Transfers for contract benefits and terminations.................................   (5,823,846)  (5,429,140)
   Contract maintenance charges.....................................................      (50,128)     (54,701)
   Adjustments to net assets allocated to contracts in payout period................           --           --
                                                                                     ------------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   (6,568,617)  (4,368,011)
                                                                                     ------------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --           --
                                                                                     ------------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (10,004,255)   1,790,158

NET ASSETS -- BEGINNING OF PERIOD                                                      57,460,903   55,670,745
                                                                                     ------------  -----------

NET ASSETS -- END OF PERIOD                                                          $ 47,456,648  $57,460,903
                                                                                     ============  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................           58           75
  Redeemed..........................................................................         (112)        (114)
                                                                                     ------------  -----------
  Net Increase (Decrease)...........................................................          (54)         (39)
                                                                                     ============  ===========

                                                                                        MULTIMANAGER MID CAP
                                                                                              GROWTH*
                                                                                     -------------------------
                                                                                         2011          2010
                                                                                     ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (933,646) $  (864,448)
  Net realized gain (loss) on investments...........................................     (535,570)  (2,990,864)
  Change in unrealized appreciation (depreciation) of investments...................   (4,684,186)  19,385,816
                                                                                     ------------  -----------
  Net Increase (decrease) in net assets from operations.............................   (6,153,402)  15,530,504
                                                                                     ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    4,096,192    5,056,104
   Transfers between funds including guaranteed interest account, net...............   (5,636,353)  (3,044,036)
   Transfers for contract benefits and terminations.................................   (6,591,885)  (5,752,099)
   Contract maintenance charges.....................................................      (61,988)     (65,428)
   Adjustments to net assets allocated to contracts in payout period................           --           --
                                                                                     ------------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   (8,194,034)  (3,805,459)
                                                                                     ------------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --           --
                                                                                     ------------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (14,347,436)  11,725,045

NET ASSETS -- BEGINNING OF PERIOD                                                      76,175,310   64,450,265
                                                                                     ------------  -----------

NET ASSETS -- END OF PERIOD                                                          $ 61,827,874  $76,175,310
                                                                                     ============  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................           91          121
  Redeemed..........................................................................         (160)        (158)
                                                                                     ------------  -----------
  Net Increase (Decrease)...........................................................          (69)         (37)
                                                                                     ============  ===========

                                                                                        MULTIMANAGER MID CAP
                                                                                               VALUE*
                                                                                     -------------------------
                                                                                         2011          2010
                                                                                     ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (861,445) $  (328,336)
  Net realized gain (loss) on investments...........................................      828,915   (3,274,390)
  Change in unrealized appreciation (depreciation) of investments...................   (9,970,029)  17,560,417
                                                                                     ------------  -----------
  Net Increase (decrease) in net assets from operations.............................  (10,002,559)  13,957,691
                                                                                     ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    3,995,264    4,791,638
   Transfers between funds including guaranteed interest account, net...............   (4,467,572)   1,106,926
   Transfers for contract benefits and terminations.................................   (6,483,753)  (5,925,990)
   Contract maintenance charges.....................................................      (48,281)     (51,829)
   Adjustments to net assets allocated to contracts in payout period................           --           --
                                                                                     ------------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   (7,004,342)     (79,255)
                                                                                     ------------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --           --
                                                                                     ------------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (17,006,901)  13,878,436

NET ASSETS -- BEGINNING OF PERIOD                                                      74,136,826   60,258,390
                                                                                     ------------  -----------

NET ASSETS -- END OF PERIOD                                                          $ 57,129,925  $74,136,826
                                                                                     ============  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................           83          131
  Redeemed..........................................................................         (130)        (131)
                                                                                     ------------  -----------
  Net Increase (Decrease)...........................................................          (47)          --
                                                                                     ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                      MULTIMANAGER MULTI-SECTOR
                                                                                                BOND*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  3,258,963  $  1,868,118
  Net realized gain (loss) on investments...........................................   (7,293,340)   (8,626,841)
  Change in unrealized appreciation (depreciation) of investments...................    8,758,653    13,128,936
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................    4,724,276     6,370,213
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    8,840,575    11,569,863
   Transfers between funds including guaranteed interest account, net...............   (2,855,040)    2,536,422
   Transfers for contract benefits and terminations.................................  (14,246,903)  (13,731,471)
   Contract maintenance charges.....................................................     (120,600)     (131,069)
   Adjustments to net assets allocated to contracts in payout period................          (51)       16,208
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (8,382,019)      259,953
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           54       (16,208)
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   (3,657,689)    6,613,958

NET ASSETS -- BEGINNING OF PERIOD                                                     122,628,964   116,015,006
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $118,971,275  $122,628,964
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           93           116
  Redeemed..........................................................................         (133)         (129)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (40)          (13)
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................          101           102
  Redeemed..........................................................................         (117)          (74)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (16)           28
                                                                                     ============  ============

                                                                                       MULTIMANAGER SMALL CAP
                                                                                              GROWTH*
                                                                                     -------------------------
                                                                                         2011          2010
                                                                                     ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (606,671) $  (587,147)
  Net realized gain (loss) on investments...........................................      867,034   (3,624,890)
  Change in unrealized appreciation (depreciation) of investments...................   (8,288,175)  15,038,194
                                                                                     ------------  -----------
  Net Increase (decrease) in net assets from operations.............................   (8,027,812)  10,826,157
                                                                                     ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    3,761,144    4,572,481
   Transfers between funds including guaranteed interest account, net...............   (5,773,072)  (3,037,557)
   Transfers for contract benefits and terminations.................................   (3,612,351)  (3,380,922)
   Contract maintenance charges.....................................................      (47,911)     (52,611)
   Adjustments to net assets allocated to contracts in payout period................           --           --
                                                                                     ------------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   (5,672,190)  (1,898,609)
                                                                                     ------------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --           --
                                                                                     ------------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (13,700,002)   8,927,548

NET ASSETS -- BEGINNING OF PERIOD                                                      53,029,343   44,101,795
                                                                                     ------------  -----------

NET ASSETS -- END OF PERIOD                                                          $ 39,329,341  $53,029,343
                                                                                     ============  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           --           --
  Redeemed..........................................................................           --           --
                                                                                     ------------  -----------
  Net Increase (Decrease)...........................................................           --           --
                                                                                     ============  ===========

UNIT ACTIVITY CLASS B
  Issued............................................................................           83          100
  Redeemed..........................................................................         (128)        (119)
                                                                                     ------------  -----------
  Net Increase (Decrease)...........................................................          (45)         (19)
                                                                                     ============  ===========

                                                                                       MULTIMANAGER SMALL CAP
                                                                                               VALUE*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (1,499,920) $ (1,412,281)
  Net realized gain (loss) on investments...........................................   (6,985,670)  (18,347,017)
  Change in unrealized appreciation (depreciation) of investments...................   (3,750,544)   44,919,404
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (12,236,134)   25,160,106
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    8,813,250    10,588,219
   Transfers between funds including guaranteed interest account, net...............  (12,911,704)   (9,506,526)
   Transfers for contract benefits and terminations.................................  (10,581,620)  (10,628,958)
   Contract maintenance charges.....................................................     (129,776)     (146,649)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (14,809,850)   (9,693,914)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (27,045,984)   15,466,192

NET ASSETS -- BEGINNING OF PERIOD                                                     134,635,092   119,168,900
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $107,589,108  $134,635,092
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................          101           176
  Redeemed..........................................................................         (188)         (246)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (87)          (70)
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                                      MULTIMANAGER TECHNOLOGY*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (1,568,439) $ (1,481,261)
  Net realized gain (loss) on investments...........................................   15,655,902    (4,043,575)
  Change in unrealized appreciation (depreciation) of investments...................  (20,998,243)   23,048,143
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (6,910,780)   17,523,307
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    8,186,452    11,144,764
   Transfers between funds including guaranteed interest account, net...............   (9,959,354)   (6,137,023)
   Transfers for contract benefits and terminations.................................   (9,474,797)  (10,386,385)
   Contract maintenance charges.....................................................     (104,264)     (111,167)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (11,351,963)   (5,489,811)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (18,262,743)   12,033,496

NET ASSETS -- BEGINNING OF PERIOD                                                     126,391,816   114,358,320
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $108,129,073  $126,391,816
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY ADVISOR CLASS
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................          299           385
  Redeemed..........................................................................         (396)         (438)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (97)          (53)
                                                                                     ============  ============

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

                                                                                     OPPENHEIMER MAIN STREET
                                                                                       FUND(R)/VA (A)
                                                                                     ----------------------
                                                                                       2011         2010
                                                                                      --------     -------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (839)    $  (161)
  Net realized gain (loss) on investments...........................................    1,411         342
  Change in unrealized appreciation (depreciation) of investments...................       76       4,347
                                                                                      --------     -------
  Net Increase (decrease) in net assets from operations.............................      648       4,528
                                                                                      --------     -------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  136,585      50,485
   Transfers between funds including guaranteed interest account, net...............     (690)     (2,581)
   Transfers for contract benefits and terminations.................................   (1,597)         --
   Contract maintenance charges.....................................................     (258)         --
   Adjustments to net assets allocated to contracts in payout period................       --          --
                                                                                      --------     -------
  Net increase (decrease) in net assets from contractowners transactions............  134,040      47,904
                                                                                      --------     -------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.      493           4
                                                                                      --------     -------

INCREASE (DECREASE) IN NET ASSETS...................................................  135,181      52,436

NET ASSETS -- BEGINNING OF PERIOD                                                      52,436          --
                                                                                      --------     -------

NET ASSETS -- END OF PERIOD                                                          $187,617     $52,436
                                                                                      ========     =======

CHANGES IN UNITS (000'S):

UNIT ACTIVITY ADVISOR CLASS
  Issued............................................................................       --          --
  Redeemed..........................................................................       --          --
                                                                                      --------     -------
  Net Increase (Decrease)...........................................................       --          --
                                                                                      ========     =======

UNIT ACTIVITY CLASS B
  Issued............................................................................       --          --
  Redeemed..........................................................................       --          --
                                                                                      --------     -------
  Net Increase (Decrease)...........................................................       --          --
                                                                                      ========     =======

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................        2          --
  Redeemed..........................................................................       --          --
                                                                                      --------     -------
  Net Increase (Decrease)...........................................................        2          --
                                                                                      ========     =======

                                                                                     PIMCO VARIABLE INSURANCE
                                                                                     TRUST COMMODITYREALRETURN(R)
                                                                                     STRATEGY PORTFOLIO (A)
                                                                                     ---------------------------
                                                                                        2011           2010
                                                                                       ----------     --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  173,497      $ 15,018
  Net realized gain (loss) on investments...........................................      7,547         8,900
  Change in unrealized appreciation (depreciation) of investments...................   (374,355)       32,421
                                                                                       ----------     --------
  Net Increase (decrease) in net assets from operations.............................   (193,311)       56,339
                                                                                       ----------     --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,393,746       388,751
   Transfers between funds including guaranteed interest account, net...............    181,700       116,778
   Transfers for contract benefits and terminations.................................    (15,767)         (502)
   Contract maintenance charges.....................................................     (1,290)          (91)
   Adjustments to net assets allocated to contracts in payout period................         --            --
                                                                                       ----------     --------
  Net increase (decrease) in net assets from contractowners transactions............  1,558,389       504,936
                                                                                       ----------     --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         (1)            2
                                                                                       ----------     --------

INCREASE (DECREASE) IN NET ASSETS...................................................  1,365,077       561,277

NET ASSETS -- BEGINNING OF PERIOD                                                       561,277            --
                                                                                       ----------     --------

NET ASSETS -- END OF PERIOD                                                          $1,926,354      $561,277
                                                                                       ==========     ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY ADVISOR CLASS
  Issued............................................................................         14             4
  Redeemed..........................................................................         (2)           --
                                                                                       ----------     --------
  Net Increase (Decrease)...........................................................         12             4
                                                                                       ==========     ========

UNIT ACTIVITY CLASS B
  Issued............................................................................         --            --
  Redeemed..........................................................................         --            --
                                                                                       ----------     --------
  Net Increase (Decrease)...........................................................         --            --
                                                                                       ==========     ========

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................         --            --
  Redeemed..........................................................................         --            --
                                                                                       ----------     --------
  Net Increase (Decrease)...........................................................         --            --
                                                                                       ==========     ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                      TARGET 2015 ALLOCATION*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    61,859  $    39,044
  Net realized gain (loss) on investments...........................................   1,385,535     (549,513)
  Change in unrealized appreciation (depreciation) of investments...................  (2,371,761)   2,119,768
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................    (924,367)   1,609,299
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   3,147,529    3,703,450
   Transfers between funds including guaranteed interest account, net...............     (16,336)     611,172
   Transfers for contract benefits and terminations.................................  (1,477,091)  (1,329,761)
   Contract maintenance charges.....................................................     (15,892)     (15,462)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   1,638,210    2,969,399
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................     713,843    4,578,698
NET ASSETS -- BEGINNING OF PERIOD...................................................  20,504,530   15,925,832
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $21,218,373  $20,504,530
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          71           83
  Redeemed..........................................................................         (56)         (52)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          15           31
                                                                                     ===========  ===========

                                                                                      TARGET 2025 ALLOCATION*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    54,386  $    40,188
  Net realized gain (loss) on investments...........................................     566,951   (1,098,680)
  Change in unrealized appreciation (depreciation) of investments...................  (2,192,171)   3,563,709
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (1,570,834)   2,505,217
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   5,726,176    5,132,316
   Transfers between funds including guaranteed interest account, net...............    (770,150)     707,050
   Transfers for contract benefits and terminations.................................  (1,545,675)  (1,163,150)
   Contract maintenance charges.....................................................     (39,114)     (35,979)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   3,371,237    4,640,237
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       5,000        2,003
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................   1,805,403    7,147,457
NET ASSETS -- BEGINNING OF PERIOD...................................................  27,185,342   20,037,885
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $28,990,745  $27,185,342
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          89          102
  Redeemed..........................................................................         (55)         (52)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          34           50
                                                                                     ===========  ===========

                                                                                      TARGET 2035 ALLOCATION*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    39,864  $    21,783
  Net realized gain (loss) on investments...........................................     141,811     (609,874)
  Change in unrealized appreciation (depreciation) of investments...................  (1,629,309)   2,680,639
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (1,447,634)   2,092,548
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   5,424,107    5,196,367
   Transfers between funds including guaranteed interest account, net...............    (378,722)     345,751
   Transfers for contract benefits and terminations.................................  (1,168,672)    (943,020)
   Contract maintenance charges.....................................................     (60,106)     (54,532)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   3,816,607    4,544,566
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................   2,368,973    6,637,114
NET ASSETS -- BEGINNING OF PERIOD...................................................  21,520,565   14,883,451
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $23,889,538  $21,520,565
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          73           82
  Redeemed..........................................................................         (34)         (32)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          39           50
                                                                                     ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,




                                                                                      TARGET 2045 ALLOCATION*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    11,253  $    (4,230)
  Net realized gain (loss) on investments...........................................     556,773     (449,615)
  Change in unrealized appreciation (depreciation) of investments...................  (1,738,780)   1,917,089
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (1,170,754)   1,463,244
                                                                                     -----------  -----------
CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   4,303,496    3,985,090
   Transfers between funds including guaranteed interest account, net...............    (230,129)    (452,007)
   Transfers for contract benefits and terminations.................................  (1,043,129)    (715,287)
   Contract maintenance charges.....................................................     (54,476)     (46,945)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   2,975,762    2,770,851
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS...................................................   1,805,008    4,234,095
NET ASSETS -- BEGINNING OF PERIOD...................................................  14,276,818   10,042,723
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $16,081,826  $14,276,818
                                                                                     ===========  ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          59           53
  Redeemed..........................................................................         (27)         (23)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          32           30
                                                                                     ===========  ===========
UNIT ACTIVITY CLASS S SHARES
  Issued............................................................................          --           --
  Redeemed..........................................................................          --           --
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           --
                                                                                     ===========  ===========
UNIT ACTIVITY CLASS 2
  Issued............................................................................          --           --
  Redeemed..........................................................................          --           --
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           --
                                                                                     ===========  ===========

                                                                                                             VAN ECK VIP
                                                                                                             GLOBAL HARD
                                                                                      TEMPLETON GLOBAL BOND    ASSETS
                                                                                         SECURITIES FUND      FUND (H)
                                                                                     ----------------------  -----------
                                                                                        2011        2010        2011
                                                                                     ----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  178,398  $   (3,766) $  (26,188)
  Net realized gain (loss) on investments...........................................     44,616       2,115    (164,006)
  Change in unrealized appreciation (depreciation) of investments...................   (432,475)     43,778    (464,005)
                                                                                     ----------  ----------  ----------
  Net Increase (decrease) in net assets from operations.............................   (209,461)     42,127    (654,199)
                                                                                     ----------  ----------  ----------
CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  4,372,755   1,550,703   1,146,487
   Transfers between funds including guaranteed interest account, net...............    452,304     445,406   5,888,245
   Transfers for contract benefits and terminations.................................    (41,315)     (3,713)    (65,624)
   Contract maintenance charges.....................................................     (6,546)       (173)       (772)
   Adjustments to net assets allocated to contracts in payout period................         --          --          --
                                                                                     ----------  ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions............  4,777,198   1,992,223   6,968,336
                                                                                     ----------  ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        500         300          --
                                                                                     ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS...................................................  4,568,237   2,034,650   6,314,137
NET ASSETS -- BEGINNING OF PERIOD...................................................  2,034,650          --          --
                                                                                     ----------  ----------  ----------
NET ASSETS -- END OF PERIOD......................................................... $6,602,887  $2,034,650  $6,314,137
                                                                                     ==========  ==========  ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................         --          --          --
  Redeemed..........................................................................         --          --          --
                                                                                     ----------  ----------  ----------
  Net Increase (Decrease)...........................................................         --          --          --
                                                                                     ==========  ==========  ==========
UNIT ACTIVITY CLASS S SHARES
  Issued............................................................................         --          --          94
  Redeemed..........................................................................         --          --         (18)
                                                                                     ----------  ----------  ----------
  Net Increase (Decrease)...........................................................         --          --          76
                                                                                     ==========  ==========  ==========
UNIT ACTIVITY CLASS 2
  Issued............................................................................         51          19          --
  Redeemed..........................................................................         (5)         --          --
                                                                                     ----------  ----------  ----------
  Net Increase (Decrease)...........................................................         46          19          --
                                                                                     ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,

-----------
(a)Units were made available on May 3, 2010.
(b)Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund substitution on September 17, 2010.
(c)Units were made available on September 20, 2010.
(d)Invesco V.I. Dividend Growth Fund replaced Invesco V.I. Financial Services Fund due to a fund merger on April 29, 2011.
(e)EQ/Large Cap Growth PLUS replaced EQ/Capital Guardian Growth due to a fund merger on May 20, 2011.
(f)EQ/Large Cap Value Index replaced EQ/Lord Abbett Growth and Income due to a fund merger on May 20, 2011.
(g)Units were made available on May 2, 2011.
(h)Units were made available on May 20, 2011.
The accompanying notes are an integral part of these financial statements.

                                    FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2011

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds ("Invesco Variable Insurance Funds") American Century Variable Portfolios, Inc., AXA Premier VIP Trust ("VIP"), EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust- Variable Insurance Portfolios, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust and Van Eck VIP Trust, (collectively, "The Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. As used herein, "The Trusts" refers to both the Trusts and the Portfolios. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the following Variable Investment Options:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 .   Invesco V.I. Dividend Growth Fund
 .   Invesco V.I. Global Real Estate Fund
 .   Invesco V.I. High Yield Fund
 .   Invesco V.I. International Growth Fund
 .   Invesco V.I. Mid Cap Core Equity Fund
 .   Invesco V.I. Small Cap Equity Fund

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
 .   American Century VP Mid Cap Value Fund

     AXA PREMIER VIP TRUST*
 .   AXA Aggressive Allocation
 .   AXA Conservative Allocation
 .   AXA Conservative-Plus Allocation
 .   AXA Moderate Allocation
 .   AXA Moderate-Plus Allocation
 .   Multimanager Aggressive Equity
 .   Multimanager Core Bond
 .   Multimanager International Equity
 .   Multimanager Large Cap Core Equity
 .   Multimanager Large Cap Value
 .   Multimanager Mid Cap Growth
 .   Multimanager Mid Cap Value
 .   Multimanager Multi-Sector Bond
 .   Multimanager Small Cap Growth
 .   Multimanager Small Cap Value
 .   Multimanager Technology
 .   Target 2015 Allocation
 .   Target 2025 Allocation
 .   Target 2035 Allocation
 .   Target 2045 Allocation

     EQ ADVISORS TRUST*
 .   All Asset Allocation
 .   AXA Balanced Strategy
 .   AXA Conservative Growth Strategy
 .   AXA Conservative Strategy
 .   AXA Growth Strategy
 .   AXA Tactical Manager 400
 .   AXA Tactical Manager 500
 .   AXA Tactical Manager 2000
 .   AXA Tactical Manager International
 .   EQ/AllianceBernstein Small Cap Growth
 .   EQ/AXA Franklin Small Cap Value Core
 .   EQ/BlackRock Basic Value Equity
 .   EQ/Boston Advisors Equity Income
 .   EQ/Calvert Socially Responsible
 .   EQ/Capital Guardian Research
 .   EQ/Common Stock Index
 .   EQ/Core Bond Index
 .   EQ/Davis New York Venture
 .   EQ/Equity 500 Index
 .   EQ/Equity Growth PLUS
 .   EQ/Franklin Core Balanced
 .   EQ/Franklin Templeton Allocation
 .   EQ/GAMCO Mergers and Acquisitions
 .   EQ/GAMCO Small Company Value
 .   EQ/Global Bond PLUS
 .   EQ/Global Multi-Sector Equity
 .   EQ/Intermediate Government Bond Index
 .   EQ/International Core PLUS
 .   EQ/International Equity Index /(1)/
 .   EQ/International Value PLUS /(2)/
 .   EQ/JPMorgan Value Opportunities
 .   EQ/Large Cap Core PLUS
 .   EQ/Large Cap Growth Index
 .   EQ/Large Cap Growth PLUS
 .   EQ/Large Cap Value Index
 .   EQ/Large Cap Value PLUS
 .   EQ/Lord Abbett Large Cap Core
 .   EQ/MFS International Growth /(3)/
 .   EQ/Mid Cap Index
 .   EQ/Mid Cap Value PLUS
 .   EQ/Money Market

                                    FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

1. Organization (Continued)

 .   EQ/Montag & Caldwell Growth
 .   EQ/Morgan Stanley Mid Cap Growth
 .   EQ/Mutual Large Cap Equity
 .   EQ/Oppenheimer Global
 .   EQ/PIMCO Ultra Short Bond
 .   EQ/Quality Bond PLUS
 .   EQ/Small Company Index
 .   EQ/T. Rowe Price Growth Stock
 .   EQ/Templeton Global Equity
 .   EQ/UBS Growth & Income
 .   EQ/Van Kampen Comstock
 .   EQ/Wells Fargo Omega Growth /(4)/

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
 .   Fidelity(R) VIP Contrafund(R) Portfolio
 .   Fidelity(R) VIP Equity-Income Portfolio
 .   Fidelity(R) VIP Mid Cap Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 .   Templeton Global Bond Securities Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST- VARIABLE INSURANCE PORTFOLIOS
 .   Goldman Sachs VIT Mid Cap Value Fund

     IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
 .   Ivy Funds VIP Energy
 .   Ivy Funds VIP High Income
 .   Ivy Funds VIP Mid Cap Growth
 .   Ivy Funds VIP Small Cap Growth

     LAZARD RETIREMENT SERIES, INC.
 .   Lazard Retirement Emerging Markets Equity Portfolio

     MFS(R) VARIABLE INSURANCE TRUST
 .   MFS(R) International Value Portfolio
 .   MFS(R) Investors Growth Stock Series
 .   MFS(R) Investors Trust Series
 .   MFS(R) Technology Portfolio
 .   MFS(R) Utilities Series

     OPPENHEIMER VARIABLE ACCOUNT FUNDS
 .   Oppenheimer Main Street Fund(R) /VA

     PIMCO VARIABLE INSURANCE TRUST
 .   PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy Portfolio

     VAN ECK VIP TRUST
 .   Van Eck VIP Global Hard Assets Fund

   ----------
  (1)Formerly known as EQ/AllianceBernstein International
  (2)Formerly known as EQ/BlackRock International Value
  (3)Formerly known as EQ/International Growth
  (4)Formerly known as EQ/Wells Fargo Advantage Omega Growth

   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST(R) Contracts), individual tax-favored and non-qualified contracts (Variable Immediate Annuity Contracts) group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, (2) mortality and expense risks, other expenses, financial accounting charges accumulated in the account, and
   (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolio of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

1. Organization (Concluded)


   In the normal course of business, AXA Equitable on behalf of the Variable Investment Options may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Recent Accounting Standards:

   In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Accounts' financial statements and disclosures.

   Investments:

   Investments are made in shares of The Trusts and are valued at the reported net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   Investment Transactions and Investment Income:

   Investment transactions are recorded by the Account on the trade date. Dividends and distributions of net realized gains from The Trusts are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of the Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

   Due to and Due From:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various funds by Contractowners. Receivable/payable for Trust shares represent unsettled trades.

   Contract Payments and Transfers:

   Payments received from Contractowners represent participant contributions under EQUI-VEST(R) Series 100 through 801, EQUI-VEST(R) Vantage Series 900, EQUI-VEST(R) Strategies Series 900 and 901, Momentum, Momentum Plus, EQUI-VEST(R) At Retirement, Variable Immediate Annuity (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other Contracts (Old Contracts, EQUIPLAN) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Payments received from Contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed interest account, of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 48. Transfers between funds including the guaranteed interest account, net, represents amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 48. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

2. Significant Accounting Policies (Concluded)


   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Transfers for contract benefits and terminations to the extent that such charges apply to certain withdrawals under:

 .   EQUI-VEST(R) Series 100 through 801
 .   EQUI-VEST(R) Vantage Series 900
 .   EQUI-VEST(R) Strategies Series 900 and 901
 .   Momentum
 .   Momentum Plus
 .   Variable Immediate Annuity

   Administrative charges, if any, are included in Contract maintenance charges and are deducted annually from Contractowner accounts under:

 .   EQUI-VEST(R) Series 100 through 801
 .   EQUI-VEST(R) Strategies Series 900 and 901
 .   EQUIPLAN
 .   Old Contracts

   Administrative charges, if any, are included in Contract maintenance charges and are deducted quarterly from Contractowner accounts under Momentum and Momentum Plus. Under the Variable Immediate Annuity, an administrative charge of $350 is deducted when the contract is purchased.

   Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

   Taxes:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 - Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1 and Level 2 during the year.

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011


4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2011 were as follows:

                                         PURCHASES      SALES
                                        ------------ ------------
All Asset Allocation................... $ 19,123,075 $  3,899,946
American Century VP Mid Cap Value Fund.    1,399,485      162,385
AXA Aggressive Allocation..............  111,769,799   68,557,726
AXA Balanced Strategy..................   17,710,371    3,491,911
AXA Conservative Allocation............   48,113,785   33,133,005
AXA Conservative Growth Strategy.......    2,824,209      330,969
AXA Conservative Strategy..............    1,542,264      205,942
AXA Conservative-Plus Allocation.......   55,029,018   37,074,671
AXA Growth Strategy....................    1,726,050    1,937,977
AXA Moderate Allocation................  206,883,261  210,923,177
AXA Moderate-Plus Allocation...........  201,591,872  140,042,187
AXA Tactical Manager 2000..............    2,767,756    1,727,272
AXA Tactical Manager 400...............    3,701,787    1,667,089
AXA Tactical Manager 500...............    3,605,551      881,483
AXA Tactical Manager International.....    3,565,890      542,520
EQ/AllianceBernstein Small Cap Growth..   77,941,585   97,833,296
EQ/AXA Franklin Small Cap Value Core...    5,978,803    6,290,706
EQ/BlackRock Basic Value Equity........   97,818,300   74,687,489
EQ/Boston Advisors Equity Income.......   15,358,973   16,334,513
EQ/Calvert Socially Responsible........    5,636,062    4,039,179
EQ/Capital Guardian Research...........   14,002,491   32,521,647
EQ/Common Stock Index..................   79,201,212  310,017,563
EQ/Core Bond Index.....................   24,480,657   32,207,046
EQ/Davis New York Venture..............    7,285,941    8,436,653
EQ/Equity 500 Index....................  145,069,927  181,743,778
EQ/Equity Growth PLUS..................   37,625,485   77,014,326
EQ/Franklin Core Balanced..............   15,339,263   20,931,371
EQ/Franklin Templeton Allocation.......   12,129,032   11,268,432
EQ/GAMCO Mergers and Acquisitions......    7,934,927    6,254,333
EQ/GAMCO Small Company Value...........  130,833,623   87,381,456
EQ/Global Bond PLUS....................   31,856,661   22,122,857
EQ/Global Multi-Sector Equity..........   78,274,877  114,479,647
EQ/Intermediate Government Bond Index..   18,381,231   25,623,197
EQ/International Core PLUS.............   34,295,276   34,435,567
EQ/International Equity Index..........   62,229,175   99,687,488
EQ/International Value PLUS............   36,387,412   55,651,650
EQ/JPMorgan Value Opportunities........    9,721,339   12,577,867
EQ/Large Cap Core PLUS.................    3,005,410    4,084,329
EQ/Large Cap Growth Index..............   20,013,497   26,404,020
EQ/Large Cap Growth PLUS...............   36,050,167   43,999,955
EQ/Large Cap Value Index...............   25,060,137    7,570,588
EQ/Large Cap Value PLUS................   65,987,882  147,337,625
EQ/Lord Abbett Large Cap Core..........   17,829,905   14,436,531
EQ/MFS International Growth............   28,515,575   21,044,909
EQ/Mid Cap Index.......................   44,218,234   64,831,475
EQ/Mid Cap Value PLUS..................   47,490,381   95,382,591
EQ/Money Market........................   76,258,697   84,561,852
EQ/Montag & Caldwell Growth............    8,707,159   12,749,583
EQ/Morgan Stanley Mid Cap Growth.......  120,318,341   66,666,110
EQ/Mutual Large Cap Equity.............    4,462,461    7,640,412
EQ/Oppenheimer Global..................   30,828,889   13,261,269

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

4. Purchases and Sales of Investments (Concluded)

                                                                           PURCHASES      SALES
                                                                          ------------ ------------
EQ/PIMCO Ultra Short Bond................................................ $ 31,290,290 $ 52,456,487
EQ/Quality Bond PLUS.....................................................   21,609,032   38,185,802
EQ/Small Company Index...................................................   48,523,682   42,741,902
EQ/T. Rowe Price Growth Stock............................................   44,620,081   28,293,702
EQ/Templeton Global Equity...............................................    9,382,187    8,201,203
EQ/UBS Growth & Income...................................................    4,213,904    7,611,564
EQ/Van Kampen Comstock...................................................    5,650,673    5,216,121
EQ/Wells Fargo Omega Growth..............................................   57,632,926   27,009,595
Fidelity(R) VIP Contrafund(R) Portfolio..................................   64,139,009    6,948,868
Fidelity(R) VIP Equity-Income Portfolio..................................      546,938       66,343
Fidelity(R) VIP Mid Cap Portfolio........................................    3,200,234      425,688
Goldman Sachs VIT Mid Cap Value Fund.....................................    4,038,627      427,560
Invesco V.I. Dividend Growth Fund........................................      150,150       15,604
Invesco V.I. Global Real Estate Fund.....................................   13,491,146    3,815,192
Invesco V.I. High Yield Fund.............................................    4,984,946    2,281,354
Invesco V.I. International Growth Fund...................................    8,785,253    1,171,366
Invesco V.I. Mid Cap Core Equity Fund....................................    7,274,688    1,673,872
Invesco V.I. Small Cap Equity Fund.......................................    8,393,370    5,103,032
Ivy Funds VIP Energy.....................................................   25,614,522   11,264,053
Ivy Funds VIP High Income................................................   40,074,014   11,718,952
Ivy Funds VIP Mid Cap Growth.............................................    6,434,228      645,445
Ivy Funds VIP Small Cap Growth...........................................    4,042,535    1,300,628
Lazard Retirement Emerging Markets Equity Portfolio......................   50,747,713   12,878,546
MFS(R) International Value Portfolio.....................................   31,950,316    7,174,841
MFS(R) Investors Growth Stock Series.....................................    3,029,528      780,880
MFS(R) Investors Trust Series............................................    2,777,500    1,013,861
MFS(R) Technology Portfolio..............................................   15,578,136    7,784,157
MFS(R) Utilities Series..................................................   22,835,845    4,669,223
Multimanager Aggressive Equity...........................................   18,031,573   91,655,395
Multimanager Core Bond...................................................   46,443,864   37,514,889
Multimanager International Equity........................................   10,874,610   18,733,819
Multimanager Large Cap Core Equity.......................................    3,170,708    4,520,771
Multimanager Large Cap Value.............................................    7,642,121   14,359,437
Multimanager Mid Cap Growth..............................................   10,809,771   19,937,451
Multimanager Mid Cap Value...............................................   12,171,682   20,037,469
Multimanager Multi-Sector Bond...........................................   29,207,205   34,330,207
Multimanager Small Cap Growth............................................    9,971,449   16,250,310
Multimanager Small Cap Value.............................................   17,024,604   33,334,374
Multimanager Technology..................................................   35,518,974   48,439,376
Oppenheimer Main Street Fund(R) /VA......................................      171,705       38,006
PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy Portfolio.    1,949,573      217,687
Target 2015 Allocation...................................................    7,844,299    5,845,358
Target 2025 Allocation...................................................    9,426,343    5,834,975
Target 2035 Allocation...................................................    7,586,867    3,604,791
Target 2045 Allocation...................................................    5,892,117    2,804,458
Templeton Global Bond Securities Fund....................................    5,629,532      646,588
Van Eck VIP Global Hard Assets Fund......................................    8,691,924    1,749,776

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding mutual fund Portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the Variable Investment Options are invested are categorized by the share class of the Portfolio. All share classes are subject to fees for investment management and advisory services and other Trust expenses. Certain classes of shares of the mutual funds that are attributable to Class A units or equivalent units of the Variable Investment Options are not subject to distribution fees imposed pursuant to a distribution plan. Other classes of shares of the mutual funds that are attributable to Class B units or equivalent units of the Variable Investment Options are subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Variable Portfolio, may charge annually a maximum annual distribution and/or service (12b-1) fee of 0.50% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. Under arrangements approved by the EQAT and VIP Trusts' Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the average daily net assets. There is no limitation on the 12b-1 fees charged by the Variable Investment Options offered by non EQAT and VIP Trusts. The class-specific expenses attributable to the investment in each share class of the underlying mutual funds in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. These fees and expenses are reflected in the net asset value of the shares of the Trusts and the total returns of the Variable Investment Options, but are not included in the expenses or expense ratios of the Variable Investment Options. Effective January 1, 2012, Class A units of the Variable Investment Options investing in the EQAT and VIP Portfolios, except EQ/Global Bond PLUS, will be charged a 12b-1 fee.

   AXA Equitable and its affiliates serve as investment manager of the Portfolios of EQAT and VIP. Each investment manager receives management fees for services performed in their capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.10% to a high of 1.14% of the average daily net assets of the Portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index; as well as a portion of EQ/Large Cap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network"). AXA Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under Contract with AXA Distributors.

6. Reorganizations

   In 2011 and 2010, several fund reorganizations occurred within EQAT and VIP. The corresponding reorganizations occurred within the Variable Investment Options of the Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

6. Reorganizations (Concluded)

   Variable Investment Options managed by AXA Equitable with comparable investment objectives. In May 2011, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby certain Portfolios of EQAT and VIP (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for interests in certain other Portfolios of EQAT and VIP (the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes, reorganizations which occurred in 2011 were treated as mergers. In September 2010, AXA Equitable enacted a substitution of securities, via a tax-free exchange, resulting in the Surviving Portfolio issuing shares in exchange for shares of the Removed Investment Option. For both mergers and substitutions Contractowners of the Removed Investment Options receive interests in the Surviving Investment Options with an amount equivalent to the value they held in the Removed Investment Options immediately prior to the reorganization.

   In 2011, a fund reorganization occurred within AIM Variable Insurance Funds (Invesco Variable Insurance Funds), impacting the Variable Investment Options of the Account. The purpose of the reorganization was to combine, via a tax free exchange, two Variable Investment Options managed by Invesco. This merger was approved, pursuant to a Plan of Reorganization by the Trustees and shareholders of the Invesco V.I. Dividend Growth Fund. On April 29, 2011, Invesco V.I. Financial Services Fund exchanged all of its assets and liabilities for equivalent interests in Invesco V.I. Dividend Growth Fund. For accounting purposes, the reorganization which occurred in 2011 was treated as a merger.

--------------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
--------------------------------------------------------------------------------------------------
 APRIL 29, 2011           INVESCO V.I. FINANCIAL SERVICES FUND INVESCO V.I. DIVIDEND GROWTH FUND
--------------------------------------------------------------------------------------------------
Shares -- Series II            10,932                                 4,239
Value -- Series II        $      5.89                          $      15.19
Net Assets Before Merger  $    64,390                          $         --
Net Assets After Merger   $        --                          $     64,390
--------------------------------------------------------------------------------------------------
 MAY 20, 2011             EQ/CAPITAL GUARDIAN GROWTH           EQ/LARGE CAP GROWTH PLUS
--------------------------------------------------------------------------------------------------
Shares -- Class B           1,457,589                            14,915,711
Value -- Class B          $     13.86                          $      17.57
Net Assets Before Merger  $20,202,177                          $241,866,858
Net Assets After Merger   $        --                          $262,069,035
--------------------------------------------------------------------------------------------------
 MAY 20, 2011             EQ/LORD ABBETT GROWTH AND INCOME     EQ/LARGE CAP VALUE INDEX
--------------------------------------------------------------------------------------------------
Shares -- Class B           1,978,505                             6,927,143
Value -- Class B          $     10.68                          $       5.61
Net Assets Before Merger  $21,130,433                          $ 17,730,838
Net Assets After Merger   $        --                          $ 38,861,271
--------------------------------------------------------------------------------------------------
 SEPTEMBER 17, 2010       MULTIMANAGER LAGE CAP GROWTH         MULTIMANAGER AGGRESIVE EQUITY
--------------------------------------------------------------------------------------------------
Shares -- Class A           2,913,236                            22,592,038
Value -- Class A          $      7.88                          $      23.83
Shares -- Class B         $ 1,049,889                          $  1,061,491
Value -- Class B          $      7.72                          $      23.38
Net Assets Before Merger   31,061,443                          $532,124,482
Net Assets After Merger   $        --                          $563,185,925

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

7. Contractowner Charges


   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as "Asset-based Charges" in the Statement of Operations. Under the Contracts, AXA Equitable charges the Account for the following charges:

                                              MORTALITY AND                FINANCIAL
                                              EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                              ------------- -------------- ---------- -----

OLD CONTRACTS                                     0.58%          0.16%          --    0.74%

EQUIPLAN(R) CONTRACTS                             0.58%          0.16%          --    0.74%

EQUI-VEST(R) SERIES 100

EQ/Money Market,
EQ/Common Stock Index........................     0.56%          0.60%        0.24%   1.40%

All Other Funds..............................     0.50%          0.60%        0.24%   1.34%

MOMENTUM CONTRACTS

EQ/Money Market,
EQ/Common Stock Index........................     0.65%          0.60%        0.24%   1.49%

All Other Funds..............................     0.50%          0.60%        0.24%   1.34%

EQUI-VEST(R) SERIES 200

EQ/Money Market,
EQ/Common Stock Index........................     1.15%          0.25%          --    1.40%

All Other Funds..............................     1.09%          0.25%          --    1.34%

EQUI-VEST(R) SERIES 201

All Funds....................................     0.95%          0.25%          --    1.20%

EQUI-VEST(R) SERIES 300 AND 400 CONTRACTS

EQ/Money Market, EQ/Common Stock Index,
Multimanager Aggressive Equity and
AXA Moderate Allocation......................     1.10%          0.25%          --    1.35%

All Other Funds..............................     1.10%          0.24%          --    1.34%

MOMENTUM PLUS CONTRACTS                           1.10%          0.25%          --    1.35%

EQUI-VEST(R) SERIES 500 CONTRACTS                 1.20%          0.25%          --    1.45%

EQUI-VEST(R) AT RETIREMENT                          --             --           --      --

1.30% All Funds..............................     0.80%          0.50%          --    1.30%

1.25% All Funds..............................     0.75%          0.50%          --    1.25%

EQUI-VEST(R) SERIES 600 AND 800 CONTRACTS         0.95%          0.25%          --    1.20%

EQUI-VEST(R) VANTAGE CONTRACTS

0.90% All Funds..............................     0.90%            --           --    0.90%

0.70% All Funds..............................     0.70%            --           --    0.70%

0.50% All Funds..............................     0.50%            --           --    0.50%

EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 900

1.20% All Funds..............................     1.20%            --           --    1.20%

0.90% All Funds..............................     0.90%            --           --    0.90%

0.70% All Funds..............................     0.70%            --           --    0.70%

0.50% All Funds..............................     0.50%            --           --    0.50%

0.25% All Funds..............................     0.25%            --           --    0.25%

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

7. Contractowner Charges (Continued)

                                              MORTALITY AND                FINANCIAL
                                              EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                              ------------- -------------- ---------- -----

EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 901

0.00% All Funds..............................      .00%            --          --     0.00%

0.25% All Funds..............................     0.25%            --          --     0.25%

0.50% All Funds..............................     0.50%            --          --     0.50%

0.70% All Funds..............................     0.70%            --          --     0.70%

0.80% All Funds..............................     0.80%            --          --     0.80%

0.90% All Funds..............................     0.90%            --          --     0.90%

1.00% All Funds..............................     1.00%            --          --     1.00%

1.10% All Funds..............................     1.10%            --          --     1.10%

EQUI-VEST(R) EXPRESS SERIES 700 CONTRACTS         0.70%          0.25%         --     0.95%

EQUI-VEST(R) EXPRESS SERIES 701 CONTRACTS

1.10% All Funds..............................     0.85%          0.25%         --     1.10%

EQUI-VEST(R) SERIES 801 CONTRACTS

1.25% All Funds..............................     1.00%          0.25%         --     1.25%

VARIABLE IMMEDIATE ANNUITY

0.50% All Funds..............................     0.40%          0.10%         --     0.50%

   The charges may be retained in the Account by AXA Equitable and, to the extent retained, participate in the net investment results of the Trusts ratably with assets attributable to the Contracts. Under the terms of the Contracts, the aggregate of these asset charges and the charges of The Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST Series 100/200, Momentum Contracts for EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and AXA Moderate Allocation Variable Investment Options and 1% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Variable Investment Options from AXA Equitable's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   For EQUI-VEST(R) Series 200 and EQUI-VEST(R) Series 201 for participants of employer plans that are subject to the rules of the Teachers Retirement System of Texas as well as EQUI-VEST(R) Vantage and EQUI-VEST(R) Strategies Contracts under Optional Retirement Programs in Texas, the total Separate Account A annual expenses and total expenses of the Trust, when added together, are not permitted to exceed 2.75% (except for Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/Common Stock Index and EQ/Money Market options in EQUI-VEST(R) series 200, which are not permitted to exceed 1.75%). Fees for advisory services in excess of the cap are refunded to the Variable Investment Options from AXA Equitable's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

7. Contractowner Charges (Concluded)


   The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                             WHEN CHARGE
               CHARGES                       IS DEDUCTED                     AMOUNT DEDUCTED                   HOW DEDUCTED
                -------                       -----------                    ---------------                    ------------

Annual Administrative charge            Annual                  LOW - $0 depending on the product and      Unit liquidation from
                                                                account value.                             account value

                                                                HIGH - Depending on account value, $50 if  Unit liquidation from
                                                                your account value on the last business    account value
                                                                day of the contract year is less than
                                                                $100,000.

Withdrawal Charge                       At time of transaction  LOW - 5% of withdrawals or contributions   Unit liquidation from
                                                                made in the current and prior five         account value
                                                                participation years, whichever is less.

                                                                HIGH - 7% of contributions withdrawn,
                                                                declining by 1% each contract years
                                                                following each contribution.

                                                                Exceptions and limitations may eliminate
                                                                or reduce the withdrawal charge.

Plan Loan charges                       At time of transaction  $25 set-up fee and $6 quarterly            Unit liquidation from
                                                                recordkeeping fee                          account value

Variable Immediate Annuity Payout       At time of transaction  $350 annuity administration fee            Unit liquidation from
option                                                                                                     account value

Charge for third-party transfer or      At time of transaction  $0 to $25                                  Unit liquidation from
exchange                                                                                                   account value

Enhanced death benefit charge           Participation date      0.15% of account value                     Unit liquidation from
                                        anniversary                                                        account value

Guaranteed Minimum Income Benefit                               0.65%                                      Unit liquidation from
                                                                                                           account value

Guaranteed Withdrawal Benefit for Life                          LOW - 0.60% for single life option;        Unit liquidation from
                                                                    0.75% for joint life option            account value

                                                                HIGH - 0.75% for single life;
                                                                    0.90% for joint life

Sales Premium and Other Applicable                              Current tax charge varies by jurisdiction  Deducted from the
Taxes                                                           and ranges from 0% to 3.5%.                amount applied to
                                                                                                           provide an annuity
                                                                                                           payout option

Guaranteed minimum death benefit                                STANDARD DEATH BENEFIT (AVAILABLE ONLY     Unit liquidation from
charge                                                          WITH THE GUARANTEED MINIMUM INCOME         account value
                                                                BENEFIT) - 0.00%

                                                                GWBL STANDARD DEATH BENEFIT - 0.00%

                                                                ANNUAL RACHET TO AGE 85 - 0.25% of the
                                                                Annual Rachet to age 85 benefit base

                                                                GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL
                                                                RACHET TO AGE 85 - 0.60% of the greater
                                                                of 6% roll-up to age 85 benefit base, as
                                                                applicable

                                                                GWBL ENHANCED DEATH BENEFIT - 0.30% of
                                                                the GWBL Enhance death benefit base

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011


8. Accumulation Unit Values

   The ranges for the total return ratios and unit values correspond to product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                       YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------------------------------
                                                                     UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                  UNITS VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                  ----------- ------------------- ---------- -------------- ---------
ALL ASSET ALLOCATION
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B (r)      $115.06             --               --         --        (3.97)%
      Highest contract charge 1.45% Class B (r)     $112.54             --               --         --        (4.89)%
      All contract charges                               --            223         $ 25,298       1.97%          --
2010  Lowest contract charge 0.50% Class B (r)      $119.82             --               --         --        14.41%
      Highest contract charge 1.45% Class B (r)     $118.33             --               --         --        13.31%
      All contract charges                               --            101         $ 11,926       2.90%          --
2009  Lowest contract charge 0.50% Class B (r)      $104.73             --               --         --         2.75%
      Highest contract charge 1.45% Class B (r)     $104.43             --               --         --         2.47%
      All contract charges                               --             20         $  2,043       4.20%          --
AMERICAN CENTURY VP MID CAP VALUE
      Unit Value 0.70% to 1.20%*
2011  Lowest contract charge 0.70% Class II (t)     $104.57             --               --         --        (1.53)%
      Highest contract charge 1.20% Class II (t)    $103.68             --               --         --        (2.03)%
      All contract charges                               --             16         $  1,668       1.44%          --
2010  Lowest contract charge 0.90% Class II (t)     $106.06             --               --         --         6.01%
      Highest contract charge 1.20% Class II (t)    $105.83             --               --         --         5.79%
      All contract charges                               --              4         $    472       2.34%          --
AXA AGGRESSIVE ALLOCATION
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B          $128.63             --               --         --        (7.96)%
      Highest contract charge 1.45% Class B         $118.84             --               --         --        (8.84)%
      All contract charges                               --          2,983         $357,014       1.34%          --
2010  Lowest contract charge 0.50% Class B          $139.76             --               --         --        12.51%
      Highest contract charge 1.45% Class B         $130.37             --               --         --        11.44%
      All contract charges                               --          2,731         $357,010       1.71%          --
2009  Lowest contract charge 0.50% Class B          $124.22             --               --         --        26.65%
      Highest contract charge 1.45% Class B         $116.99             --               --         --        25.44%
      All contract charges                               --          2,255         $264,074       1.16%          --
2008  Lowest contract charge 0.50% Class B          $ 98.08             --               --         --       (39.50)%
      Highest contract charge 1.45% Class B         $ 93.26             --               --         --       (40.08)%
      All contract charges                               --          1,573         $146,691       1.79%          --
2007  Lowest contract charge 0.50% Class B          $162.11             --               --         --         5.64%
      Highest contract charge 1.45% Class B         $155.64             --               --         --         4.62%
      All contract charges                               --          1,034         $161,376       2.96%          --
AXA BALANCED STRATEGY
      Unit Value 1.10% to 1.25%*
2011  Lowest contract charge 1.10% Class A (s)      $108.40             --               --         --        (3.22)%
      Highest contract charge 1.25% Class A (s)     $108.02             --               --         --        (3.37)%
      All contract charges                               --              5         $    544       1.36%          --
2010  Lowest contract charge 1.10% Class A (s)      $112.01             --               --         --         9.12%
      Highest contract charge 1.25% Class A (s)     $111.79             --               --         --         8.96%
      All contract charges                               --              3         $    350       1.92%          --
2009  Lowest contract charge 1.10% Class A (s)      $102.65             --               --         --         1.93%
      Highest contract charge 1.25% Class A (s)     $102.60             --               --         --         1.89%
      All contract charges                               --              4         $    394       2.34%          --
AXA BALANCED STRATEGY
      Unit Value 1.25% to 1.30%*
2011  Lowest contract charge 1.25% Class B (q)      $115.70             --               --         --        (3.61)%
      Highest contract charge 1.30% Class B (q)     $115.55             --               --         --        (3.66)%
      All contract charges                               --            290         $ 33,585       1.36%          --
2010  Lowest contract charge 1.25% Class B (q)      $120.03             --               --         --         8.68%
      Highest contract charge 1.30% Class B (q)     $119.94             --               --         --         8.62%
      All contract charges                               --            176         $ 21,202       1.92%          --

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)


                                                                      YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------
                                                                    UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 UNITS VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                 ----------- ------------------- ---------- -------------- ---------
AXA BALANCED STRATEGY (CONTINUED)
2009  Lowest contract charge 1.25% Class B (q)     $110.45             --               --         --        12.64%
      Highest contract charge 1.30% Class B (q)    $110.42             --               --         --        12.60%
      All contract charges                              --             51         $  5,642       2.34%          --
AXA CONSERVATIVE ALLOCATION
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B         $128.42             --               --         --         1.39%
      Highest contract charge 1.45% Class B        $118.65             --               --         --         0.42%
      All contract charges                              --            988         $116,023       1.76%          --
2010  Lowest contract charge 0.50% Class B         $126.66             --               --         --         6.73%
      Highest contract charge 1.45% Class B        $118.15             --               --         --         5.71%
      All contract charges                              --            878         $103,215       2.41%          --
2009  Lowest contract charge 0.50% Class B         $118.67             --               --         --         9.27%
      Highest contract charge 1.45% Class B        $111.77             --               --         --         8.24%
      All contract charges                              --            701         $ 78,154       2.54%          --
2008  Lowest contract charge 0.50% Class B         $108.60             --               --         --       (11.46)%
      Highest contract charge 1.45% Class B        $103.26             --               --         --       (12.31)%
      All contract charges                              --            539         $ 55,833       4.85%          --
2007  Lowest contract charge 0.50% Class B         $122.65             --               --         --         5.27%
      Highest contract charge 1.45% Class B        $117.75             --               --         --         4.26%
      All contract charges                              --            378         $ 44,771       5.06%          --
AXA CONSERVATIVE GROWTH STRATEGY
      Unit Value 1.25% to 1.30%*
2011  Lowest contract charge 1.25% Class B (q)     $114.67             --               --         --        (2.62)%
      Highest contract charge 1.30% Class B (q)    $114.53             --               --         --        (2.67)%
      All contract charges                              --             52         $  5,951       1.39%          --
2010  Lowest contract charge 1.25% Class B (q)     $117.76             --               --         --         7.76%
      Highest contract charge 1.30% Class B (q)    $117.67             --               --         --         7.74%
      All contract charges                              --             31         $  3,722       1.71%          --
2009  Lowest contract charge 1.25% Class B (q)     $109.28             --               --         --        10.60%
      Highest contract charge 1.30% Class B (q)    $109.22             --               --         --        10.58%
      All contract charges                              --             10         $  1,140       1.96%          --
AXA CONSERVATIVE STRATEGY
      Unit Value 1.25% to 1.30%*
2011  Lowest contract charge 1.25% Class B (q)     $111.12             --               --         --        (0.54)%
      Highest contract charge 1.30% Class B (q)    $110.98             --               --         --        (0.59)%
      All contract charges                              --             25         $  2,768       1.90%          --
2010  Lowest contract charge 1.25% Class B (q)     $111.72             --               --         --         5.94%
      Highest contract charge 1.30% Class B (q)    $111.64             --               --         --         5.89%
      All contract charges                              --             13         $  1,475       2.37%          --
2009  Lowest contract charge 1.25% Class B (q)     $105.46             --               --         --         5.67%
      Highest contract charge 1.30% Class B (q)    $105.43             --               --         --         5.64%
      All contract charges                              --              3         $    275       2.59%          --
AXA CONSERVATIVE-PLUS ALLOCATION
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B         $127.77             --               --         --        (1.21)%
      Highest contract charge 1.45% Class B        $118.05             --               --         --        (2.15)%
      All contract charges                              --          1,358         $160,091       1.58%          --
2010  Lowest contract charge 0.50% Class B         $129.33             --               --         --         8.52%
      Highest contract charge 1.45% Class B        $120.64             --               --         --         7.49%
      All contract charges                              --          1,244         $149,815       2.16%          --
2009  Lowest contract charge 0.50% Class B         $119.17             --               --         --        13.85%
      Highest contract charge 1.45% Class B        $112.23             --               --         --        12.76%
      All contract charges                              --          1,056         $118,182       2.15%          --
2008  Lowest contract charge 0.50% Class B         $104.67             --               --         --       (19.83)%
      Highest contract charge 1.45% Class B        $ 99.53             --               --         --       (20.59)%
      All contract charges                              --            800         $ 79,752       3.64%          --

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)


                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                   UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ---------- -------------- ---------
AXA CONSERVATIVE-PLUS ALLOCATION (CONTINUED)
2007  Lowest contract charge 0.50% Class B        $130.56             --                --        --         4.96%
      Highest contract charge 1.45% Class B       $125.34             --                --        --         3.95%
      All contract charges                             --            634        $   80,092      4.08%          --
AXA GROWTH STRATEGY
      Unit Value 1.10% to 1.25%*
2011  Lowest contract charge 1.10% Class A (s)    $108.93             --                --        --        (5.21)%
      Highest contract charge 1.25% Class A (s)   $108.55             --                --        --        (5.35)%
      All contract charges                             --             11        $    1,177      1.19%          --
2010  Lowest contract charge 1.10% Class A (s)    $114.92             --                --        --        10.72%
      Highest contract charge 1.25% Class A (s)   $114.69             --                --        --        10.56%
      All contract charges                             --             13        $    1,535      1.56%          --
2009  Lowest contract charge 1.10% Class A (s)    $103.79             --                --        --         2.87%
      Highest contract charge 1.25% Class A (s)   $103.74             --                --        --         2.84%
      All contract charges                             --             14        $    1,474      1.76%          --
AXA MODERATE ALLOCATION
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class A        $102.59             --                --        --        (2.64)%
      Highest contract charge 1.45% Class A       $130.42             --                --        --        (3.56)%
      All contract charges                             --         17,152        $1,263,112      1.69%          --
2010  Lowest contract charge 0.50% Class A        $105.37             --                --        --         9.63%
      Highest contract charge 1.45% Class A       $135.24             --                --        --         8.59%
      All contract charges                             --         18,275        $1,387,456      2.37%          --
2009  Lowest contract charge 0.50% Class A        $ 96.11             --                --        --        16.72%
      Highest contract charge 1.45% Class A       $124.54             --                --        --        15.60%
      All contract charges                             --         18,864        $1,310,255      1.65%          --
2008  Lowest contract charge 0.50% Class A        $ 82.34             --                --        --       (24.67)%
      Highest contract charge 1.45% Class A       $107.73             --                --        --       (25.38)%
      All contract charges                             --         19,014        $1,142,587      3.70%          --
2007  Lowest contract charge 0.50% Class A        $109.30             --                --        --         6.00%
      Highest contract charge 1.45% Class A       $144.38             --                --        --         4.99%
      All contract charges                             --         19,631        $1,586,678      3.35%          --
AXA MODERATE ALLOCATION
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B        $118.42             --                --        --        (2.88)%
      Highest contract charge 1.30% Class B       $ 97.19             --                --        --        (3.65)%
      All contract charges                             --          2,171        $  261,855      1.69%          --
2010  Lowest contract charge 0.50% Class B        $121.93             --                --        --         9.36%
      Highest contract charge 1.30% Class B       $100.87             --                --        --         8.50%
      All contract charges                             --          1,923        $  240,775      2.37%          --
2009  Lowest contract charge 0.50% Class B        $111.49             --                --        --        16.43%
      Highest contract charge 1.30% Class B       $ 92.97             --                --        --        15.51%
      All contract charges                             --          1,585        $  183,180      1.65%          --
2008  Lowest contract charge 0.50% Class B        $ 95.76             --                --        --       (24.85)%
      Highest contract charge 1.30% Class B       $ 80.49             --                --        --       (25.44)%
      All contract charges                             --          1,338        $  136,760      3.70%          --
2007  Lowest contract charge 0.50% Class B        $127.43             --                --        --         5.73%
      Highest contract charge 1.30% Class B       $107.96             --                --        --         4.90%
      All contract charges                             --          1,218        $  170,510      3.35%          --
AXA MODERATE-PLUS ALLOCATION
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B        $133.07             --                --        --        (5.43)%
      Highest contract charge 1.45% Class B       $122.94             --                --        --        (6.34)%
      All contract charges                             --          6,568        $  807,708      1.45%          --
2010  Lowest contract charge 0.50% Class B        $140.71             --                --        --        11.00%
      Highest contract charge 1.45% Class B       $131.26             --                --        --         9.94%
      All contract charges                             --          6,277        $  822,427      1.82%          --

                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                   UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ---------- -------------- ---------
AXA MODERATE-PLUS ALLOCATION (CONTINUED)
2009  Lowest contract charge 0.50% Class B        $126.77             --               --         --        21.35%
      Highest contract charge 1.45% Class B       $119.39             --               --         --        20.18%
      All contract charges                             --          5,622         $668,768       1.48%          --
2008  Lowest contract charge 0.50% Class B        $104.47             --               --         --       (32.12)%
      Highest contract charge 1.45% Class B       $ 99.34             --               --         --       (32.77)%
      All contract charges                             --          4,565         $452,172       2.45%          --
2007  Lowest contract charge 0.50% Class B        $153.90             --               --         --         5.85%
      Highest contract charge 1.45% Class B       $147.76             --               --         --         4.84%
      All contract charges                             --          3,480         $513,806       3.38%          --
AXA TACTICAL MANAGER 2000
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Class B (t)    $110.17             --               --         --       (11.18)%
      Highest contract charge 1.34% Class B (t)   $109.23             --               --         --       (11.75)%
      All contract charges                             --             12         $  1,291       0.03%          --
2010  Lowest contract charge 0.70% Class B (t)    $124.04             --               --         --        17.16%
      Highest contract charge 1.34% Class B (t)   $123.77             --               --         --        16.95%
      All contract charges                             --              3         $    416       0.08%          --
AXA TACTICAL MANAGER 400
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Class B (t)    $109.35             --               --         --        (8.86)%
      Highest contract charge 1.34% Class B (t)   $108.41             --               --         --        (9.45)%
      All contract charges                             --             25         $  2,592       0.05%          --
2010  Lowest contract charge 0.70% Class B (t)    $119.98             --               --         --        14.37%
      Highest contract charge 1.34% Class B (t)   $119.72             --               --         --        14.17%
      All contract charges                             --              8         $    954       0.00%          --
AXA TACTICAL MANAGER 500
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Class B (t)    $110.47             --               --         --        (4.42)%
      Highest contract charge 1.34% Class B (t)   $109.53             --               --         --        (5.03)%
      All contract charges                             --             35         $  3,721       0.64%          --
2010  Lowest contract charge 0.70% Class B (t)    $115.58             --               --         --        10.26%
      Highest contract charge 1.34% Class B (t)   $115.33             --               --         --        10.06%
      All contract charges                             --             10         $  1,215       0.69%          --
AXA TACTICAL MANAGER INTERNATIONAL
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Class B (t)    $ 93.15             --               --         --       (16.64)%
      Highest contract charge 1.34% Class B (t)   $ 92.35             --               --         --       (17.17)%
      All contract charges                             --             34         $  3,102       2.30%          --
2010  Lowest contract charge 0.70% Class B (t)    $111.74             --               --         --         6.88%
      Highest contract charge 1.34% Class B (t)   $111.50             --               --         --         6.68%
      All contract charges                             --              5         $    638       1.76%          --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class A        $118.95             --               --         --        (0.89)%
      Highest contract charge 1.45% Class A       $147.66             --               --         --        (1.84)%
      All contract charges                             --          1,220         $249,306       0.00%          --
2010  Lowest contract charge 0.50% Class A        $120.02             --               --         --        32.92%
      Highest contract charge 1.45% Class A       $150.43             --               --         --        31.64%
      All contract charges                             --          1,331         $276,722       0.05%          --
2009  Lowest contract charge 0.50% Class A        $ 90.30             --               --         --        35.32%
      Highest contract charge 1.45% Class A       $114.27             --               --         --        34.04%
      All contract charges                             --          1,403         $221,353       0.15%          --
2008  Lowest contract charge 0.50% Class A        $ 66.73             --               --         --       (44.79)%
      Highest contract charge 1.45% Class A       $ 85.25             --               --         --       (45.32)%
      All contract charges                             --          1,444         $169,875       0.01%          --

                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH (CONTINUED)
2007  Lowest contract charge 0.50% Class A    $120.87             --               --         --        16.40%
      Highest contract charge 1.45% Class A   $155.92             --               --         --        15.28%
      All contract charges                         --          1,537         $330,250       0.00%          --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B    $113.78             --               --         --        (1.14)%
      Highest contract charge 1.30% Class B   $112.70             --               --         --        (1.92)%
      All contract charges                         --            255         $ 39,148       0.00%          --
2010  Lowest contract charge 0.50% Class B    $115.09             --               --         --        32.58%
      Highest contract charge 1.30% Class B   $114.91             --               --         --        31.54%
      All contract charges                         --            280         $ 44,323       0.05%          --
2009  Lowest contract charge 0.50% Class B    $ 86.81             --               --         --        35.01%
      Highest contract charge 1.30% Class B   $ 87.36             --               --         --        33.93%
      All contract charges                         --            301         $ 36,400       0.15%          --
2008  Lowest contract charge 0.50% Class B    $ 64.30             --               --         --       (44.93)%
      Highest contract charge 1.30% Class B   $ 65.23             --               --         --       (45.37)%
      All contract charges                         --            318         $ 29,108       0.01%          --
2007  Lowest contract charge 0.50% Class B    $116.77             --               --         --        16.10%
      Highest contract charge 1.30% Class B   $119.40             --               --         --        15.18%
      All contract charges                         --            353         $ 59,087       0.00%          --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 92.77             --               --         --       (10.03)%
      Highest contract charge 1.45% Class B   $ 88.16             --               --         --       (10.89)%
      All contract charges                         --            156         $ 13,851       0.14%          --
2010  Lowest contract charge 0.50% Class B    $103.11             --               --         --        23.65%
      Highest contract charge 1.45% Class B   $ 98.93             --               --         --        22.47%
      All contract charges                         --            156         $ 15,611       0.19%          --
2009  Lowest contract charge 0.50% Class B    $ 83.39             --               --         --        27.59%
      Highest contract charge 1.45% Class B   $ 80.78             --               --         --        26.36%
      All contract charges                         --            144         $ 11,627       1.05%          --
2008  Lowest contract charge 0.50% Class B    $ 65.36             --               --         --       (33.74)%
      Highest contract charge 1.45% Class B   $ 63.93             --               --         --       (34.37)%
      All contract charges                         --            118         $  7,589       1.02%          --
2007  Lowest contract charge 0.50% Class B    $ 98.64             --               --         --        (9.09)%
      Highest contract charge 1.45% Class B   $ 97.41             --               --         --        (9.96)%
      All contract charges                         --             66         $  6,402       0.57%          --
EQ/BLACKROCK BASIC VALUE EQUITY
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $139.47             --               --         --        (3.59)%
      Highest contract charge 1.45% Class B   $155.42             --               --         --        (4.51)%
      All contract charges                         --          2,193         $402,728       1.27%          --
2010  Lowest contract charge 0.50% Class B    $144.66             --               --         --        11.72%
      Highest contract charge 1.45% Class B   $162.76             --               --         --        10.66%
      All contract charges                         --          2,041         $397,717       1.33%          --
2009  Lowest contract charge 0.50% Class B    $129.48             --               --         --        29.64%
      Highest contract charge 1.45% Class B   $147.09             --               --         --        28.40%
      All contract charges                         --          1,845         $328,742       2.77%          --
2008  Lowest contract charge 0.50% Class B    $ 99.88             --               --         --       (36.88)%
      Highest contract charge 1.45% Class B   $114.56             --               --         --       (37.48)%
      All contract charges                         --          1,678         $235,310       1.69%          --
2007  Lowest contract charge 0.50% Class B    $158.23             --               --         --         0.67%
      Highest contract charge 1.45% Class B   $183.24             --               --         --        (0.29)%
      All contract charges                         --          1,706         $383,188       1.08%          --

                                    FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/BOSTON ADVISORS EQUITY INCOME
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $114.96             --                --        --        (0.90)%
      Highest contract charge 1.45% Class B   $107.27             --                --        --        (1.84)%
      All contract charges                         --            516        $   55,550      1.86%          --
2010  Lowest contract charge 0.50% Class B    $116.00             --                --        --        15.13%
      Highest contract charge 1.45% Class B   $109.28             --                --        --        14.03%
      All contract charges                         --            528        $   57,712      2.42%          --
2009  Lowest contract charge 0.50% Class B    $100.76             --                --        --        10.99%
      Highest contract charge 1.45% Class B   $ 95.83             --                --        --         9.92%
      All contract charges                         --            524        $   50,322      2.62%          --
2008  Lowest contract charge 0.50% Class B    $ 90.78             --                --        --       (32.64)%
      Highest contract charge 1.45% Class B   $ 87.18             --                --        --       (33.28)%
      All contract charges                         --            487        $   42,542      2.38%          --
2007  Lowest contract charge 0.50% Class B    $134.77             --                --        --         3.18%
      Highest contract charge 1.45% Class B   $130.66             --                --        --         2.18%
      All contract charges                         --            445        $   58,354      1.93%          --
EQ/CALVERT SOCIALLY RESPONSIBLE
      Unit Value 0.50% to 1.35%*
2011  Lowest contract charge 0.50% Class B    $ 75.24             --                --        --        (0.24)%
      Highest contract charge 1.35% Class B   $ 76.58             --                --        --        (1.07)%
      All contract charges                         --            304        $   23,549      0.38%          --
2010  Lowest contract charge 0.50% Class B    $ 75.42             --                --        --        11.96%
      Highest contract charge 1.45% Class B   $ 99.18             --                --        --        10.89%
      All contract charges                         --            283        $   22,061      0.05%          --
2009  Lowest contract charge 0.50% Class B    $ 67.36             --                --        --        30.24%
      Highest contract charge 1.45% Class B   $ 89.44             --                --        --        28.99%
      All contract charges                         --            267        $   18,810      0.26%          --
2008  Lowest contract charge 0.50% Class B    $ 51.72             --                --        --       (45.50)%
      Highest contract charge 1.45% Class B   $ 69.34             --                --        --       (46.02)%
      All contract charges                         --            235        $   12,828      0.29%          --
2007  Lowest contract charge 0.50% Class B    $ 94.90             --                --        --        11.57%
      Highest contract charge 1.45% Class B   $128.45             --                --        --        10.49%
      All contract charges                         --            218        $   21,860      0.24%          --
EQ/CAPITAL GUARDIAN RESEARCH (B)
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class B    $129.43             --                --        --         3.27%
      Highest contract charge 1.45% Class B   $117.85             --                --        --         2.50%
      All contract charges                         --          1,313        $  155,656      0.71%          --
2010  Lowest contract charge 0.50% Class B    $114.78             --                --        --        15.22%
      Highest contract charge 1.45% Class B   $114.98             --                --        --        14.12%
      All contract charges                         --          1,454        $  168,794      0.74%          --
2009  Lowest contract charge 0.50% Class B    $ 99.62             --                --        --        30.80%
      Highest contract charge 1.45% Class B   $100.76             --                --        --        29.56%
      All contract charges                         --          1,584        $  161,230      1.16%          --
2008  Lowest contract charge 0.50% Class B    $ 76.16             --                --        --       (39.97)%
      Highest contract charge 1.45% Class B   $ 77.77             --                --        --       (40.54)%
      All contract charges                         --          1,706        $  134,398      0.92%          --
2007  Lowest contract charge 0.50% Class B    $126.86             --                --        --         1.15%
      Highest contract charge 1.45% Class B   $130.80             --                --        --         0.18%
      All contract charges                         --          1,936        $  256,826      1.21%          --
EQ/COMMON STOCK INDEX (M)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class A    $ 89.43             --                --        --         0.28%
      Highest contract charge 1.45% Class A   $ 95.93             --                --        --        (0.68)%
      All contract charges                         --          6,234        $1,826,842      1.45%          --

                                    FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                   UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ---------- -------------- ---------
EQ/COMMON STOCK INDEX (M) (CONTINUED)
2010  Lowest contract charge 0.50% Class A        $ 89.18             --                --        --        15.58%
      Highest contract charge 1.49% Class A       $311.66             --                --        --        14.67%
      All contract charges                             --          6,983        $2,055,925      1.50%          --
2009  Lowest contract charge 0.50% Class A        $ 77.16             --                --        --        28.00%
      Highest contract charge 1.49% Class A       $271.80             --                --        --        27.02%
      All contract charges                             --          7,732        $1,984,969      2.01%          --
2008  Lowest contract charge 0.50% Class A        $ 60.28             --                --        --       (43.94)%
      Highest contract charge 1.49% Class A       $213.98             --                --        --       (44.31)%
      All contract charges                             --          8,404        $1,696,532      1.74%          --
2007  Lowest contract charge 0.50% Class A        $107.52             --                --        --         3.22%
      Highest contract charge 1.49% Class A       $384.25             --                --        --         2.53%
      All contract charges                             --          9,616        $3,481,372      1.18%          --
EQ/COMMON STOCK INDEX (M)
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B        $ 86.56             --                --        --         0.03%
      Highest contract charge 1.30% Class B       $ 84.72             --                --        --        (0.76)%
      All contract charges                             --            981        $   90,393      1.45%          --
2010  Lowest contract charge 0.50% Class B        $ 86.53             --                --        --        15.30%
      Highest contract charge 1.30% Class B       $ 85.37             --                --        --        14.38%
      All contract charges                             --          1,085        $  100,911      1.50%          --
2009  Lowest contract charge 0.50% Class B        $ 75.05             --                --        --        27.68%
      Highest contract charge 1.30% Class B       $ 74.64             --                --        --        26.68%
      All contract charges                             --          1,189        $   96,715      2.01%          --
2008  Lowest contract charge 0.50% Class B        $ 58.78             --                --        --       (44.08)%
      Highest contract charge 1.30% Class B       $ 58.92             --                --        --       (44.52)%
      All contract charges                             --          1,286        $   82,770      1.74%          --
2007  Lowest contract charge 0.50% Class B        $105.11             --                --        --         2.96%
      Highest contract charge 1.30% Class B       $106.21             --                --        --         2.14%
      All contract charges                             --          1,495        $  174,274      1.18%          --
EQ/CORE BOND INDEX (P)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B        $126.30             --                --        --         4.28%
      Highest contract charge 1.45% Class B       $114.67             --                --        --         3.29%
      All contract charges                             --          1,056        $  122,833      1.85%          --
2010  Lowest contract charge 0.50% Class B        $121.12             --                --        --         5.25%
      Highest contract charge 1.45% Class B       $111.02             --                --        --         4.25%
      All contract charges                             --          1,128        $  127,022      2.18%          --
2009  Lowest contract charge 0.50% Class B        $115.08             --                --        --         2.18%
      Highest contract charge 1.45% Class B       $106.50             --                --        --         1.20%
      All contract charges                             --          1,163        $  125,579      2.75%          --
2008  Lowest contract charge 0.50% Class B        $112.63             --                --        --        (9.40)%
      Highest contract charge 1.45% Class B       $105.24             --                --        --       (10.26)%
      All contract charges                             --            993        $  105,935      4.16%          --
2007  Lowest contract charge 0.50% Class B        $124.31             --                --        --         2.58%
      Highest contract charge 1.45% Class B       $117.27             --                --        --         1.60%
      All contract charges                             --          1,164        $  138,131      4.62%          --
EQ/DAVIS NEW YORK VENTURE
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B (a)    $ 82.09             --                --        --        (5.13)%
      Highest contract charge 1.45% Class B (a)   $ 78.53             --                --        --        (6.03)%
      All contract charges                             --            322        $   25,523      0.30%          --
2010  Lowest contract charge 0.50% Class B (a)    $ 86.53             --                --        --        11.19%
      Highest contract charge 1.45% Class B (a)   $ 83.57             --                --        --        10.14%
      All contract charges                             --            332        $   28,092      0.85%          --

                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                   UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ---------- -------------- ---------
EQ/DAVIS NEW YORK VENTURE (CONTINUED)
2009  Lowest contract charge 0.50% Class B (a)    $ 77.82             --               --         --        32.01%
      Highest contract charge 1.45% Class B (a)   $ 75.88             --               --         --        30.76%
      All contract charges                             --            281         $ 21,535       1.99%          --
2008  Lowest contract charge 0.50% Class B (a)    $ 58.95             --               --         --       (39.51)%
      Highest contract charge 1.45% Class B (a)   $ 58.03             --               --         --       (40.09)%
      All contract charges                             --            187         $ 10,886       0.78%          --
2007  Lowest contract charge 0.50% Class B (a)    $ 97.46             --               --         --        (2.54)%
      Highest contract charge 1.45% Class B (a)   $ 96.87             --               --         --        (3.13)%
      All contract charges                             --             64         $  6,154       1.15%          --
EQ/EQUITY 500 INDEX
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class A        $ 97.99             --               --         --         1.26%
      Highest contract charge 1.45% Class A       $106.45             --               --         --         0.29%
      All contract charges                             --          2,408         $665,749       1.68%          --
2010  Lowest contract charge 0.50% Class A        $ 96.77             --               --         --        14.09%
      Highest contract charge 1.45% Class A       $106.14             --               --         --        13.00%
      All contract charges                             --          2,548         $703,946       1.65%          --
2009  Lowest contract charge 0.50% Class A        $ 84.82             --               --         --        25.55%
      Highest contract charge 1.45% Class A       $ 93.93             --               --         --        24.34%
      All contract charges                             --          2,660         $651,857       2.22%          --
2008  Lowest contract charge 0.50% Class A        $ 67.56             --               --         --       (37.48)%
      Highest contract charge 1.45% Class A       $ 75.54             --               --         --       (38.07)%
      All contract charges                             --          2,707         $534,905       1.87%          --
2007  Lowest contract charge 0.50% Class A        $108.06             --               --         --         4.69%
      Highest contract charge 1.45% Class A       $121.98             --               --         --         3.68%
      All contract charges                             --          2,858         $914,617       1.54%          --
EQ/EQUITY 500 INDEX
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B        $ 96.88             --               --         --         1.01%
      Highest contract charge 1.30% Class B       $ 92.83             --               --         --         0.21%
      All contract charges                             --            937         $ 94,390       1.68%          --
2010  Lowest contract charge 0.50% Class B        $ 95.91             --               --         --        13.80%
      Highest contract charge 1.30% Class B       $ 92.64             --               --         --        12.91%
      All contract charges                             --            909         $ 91,565       1.65%          --
2009  Lowest contract charge 0.50% Class B        $ 84.28             --               --         --        25.25%
      Highest contract charge 1.30% Class B       $ 82.05             --               --         --        24.24%
      All contract charges                             --            891         $ 79,695       2.22%          --
2008  Lowest contract charge 0.50% Class B        $ 67.29             --               --         --       (37.64)%
      Highest contract charge 1.30% Class B       $ 66.04             --               --         --       (38.13)%
      All contract charges                             --            852         $ 61,956       1.87%          --
2007  Lowest contract charge 0.50% Class B        $107.91             --               --         --         4.43%
      Highest contract charge 1.30% Class B       $106.74             --               --         --         3.60%
      All contract charges                             --            902         $106,809       1.54%          --
EQ/EQUITY GROWTH PLUS
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B        $147.32             --               --         --        (6.66)%
      Highest contract charge 1.45% Class B       $133.53             --               --         --        (7.55)%
      All contract charges                             --          2,304         $311,114       0.26%          --
2010  Lowest contract charge 0.50% Class B        $157.83             --               --         --        14.68%
      Highest contract charge 1.45% Class B       $144.44             --               --         --        13.59%
      All contract charges                             --          2,551         $371,771       0.29%          --
2009  Lowest contract charge 0.50% Class B        $137.63             --               --         --        27.18%
      Highest contract charge 1.45% Class B       $127.16             --               --         --        25.96%
      All contract charges                             --          2,765         $354,268       0.90%          --

                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                   UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ---------- -------------- ---------
EQ/EQUITY GROWTH PLUS (CONTINUED)
2008  Lowest contract charge 0.50% Class B        $108.22             --               --         --       (40.59)%
      Highest contract charge 1.45% Class B       $100.95             --               --         --       (41.16)%
      All contract charges                             --          2,670         $271,576       0.99%          --
2007  Lowest contract charge 0.50% Class B        $182.16             --               --         --        13.47%
      Highest contract charge 1.45% Class B       $171.57             --               --         --        12.39%
      All contract charges                             --          2,374         $411,149       0.18%          --
EQ/FRANKLIN CORE BALANCED
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B        $103.19             --               --         --        (0.42)%
      Highest contract charge 1.45% Class B       $ 98.07             --               --         --        (1.37)%
      All contract charges                             --            717         $ 70,812       3.23%          --
2010  Lowest contract charge 0.50% Class B        $103.63             --               --         --        10.75%
      Highest contract charge 1.45% Class B       $ 99.43             --               --         --         9.68%
      All contract charges                             --            785         $ 78,731       3.04%          --
2009  Lowest contract charge 0.50% Class B        $ 93.57             --               --         --        29.87%
      Highest contract charge 1.45% Class B       $ 90.65             --               --         --        28.64%
      All contract charges                             --            850         $ 77,384       5.79%          --
2008  Lowest contract charge 0.50% Class B        $ 72.05             --               --         --       (32.14)%
      Highest contract charge 1.45% Class B       $ 70.47             --               --         --       (32.79)%
      All contract charges                             --            845         $ 59,776       6.17%          --
2007  Lowest contract charge 0.50% Class B        $106.18             --               --         --         1.55%
      Highest contract charge 1.45% Class B       $104.85             --               --         --         0.57%
      All contract charges                             --            825         $ 86,650       4.64%          --
EQ/FRANKLIN TEMPLETON ALLOCATION
      Unit Value 0.50% to 1.34%*
2011  Lowest contract charge 0.50% Class B (a)    $ 80.20             --               --         --        (4.92)%
      Highest contract charge 1.34% Class B (a)   $ 77.11             --               --         --        (5.72)%
      All contract charges                             --            598         $ 46,424       1.83%          --
2010  Lowest contract charge 0.50% Class B (a)    $ 84.35             --               --         --         9.84%
      Highest contract charge 1.45% Class B (a)   $ 81.46             --               --         --         8.79%
      All contract charges                             --            593         $ 48,725       2.10%          --
2009  Lowest contract charge 0.50% Class B (a)    $ 76.79             --               --         --        27.81%
      Highest contract charge 1.45% Class B (a)   $ 74.88             --               --         --        26.59%
      All contract charges                             --            562         $ 42,403       2.59%          --
2008  Lowest contract charge 0.50% Class B (a)    $ 60.08             --               --         --       (37.20)%
      Highest contract charge 1.45% Class B (a)   $ 59.15             --               --         --       (37.80)%
      All contract charges                             --            501         $ 29,735       4.75%          --
2007  Lowest contract charge 0.50% Class B (a)    $ 95.67             --               --         --        (4.33)%
      Highest contract charge 1.45% Class B (a)   $ 95.10             --               --         --        (4.90)%
      All contract charges                             --            292         $ 27,827       2.48%          --
EQ/GAMCO MERGERS AND ACQUISITIONS
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B        $132.83             --               --         --         0.84%
      Highest contract charge 1.45% Class B       $124.60             --               --         --        (0.12)%
      All contract charges                             --            159         $ 19,826       0.18%          --
2010  Lowest contract charge 0.50% Class B        $131.72             --               --         --         9.08%
      Highest contract charge 1.45% Class B       $124.75             --               --         --         8.04%
      All contract charges                             --            151         $ 18,664       0.00%          --
2009  Lowest contract charge 0.50% Class B        $120.76             --               --         --        16.04%
      Highest contract charge 1.45% Class B       $115.47             --               --         --        14.93%
      All contract charges                             --            120         $ 13,875       0.00%          --
2008  Lowest contract charge 0.50% Class B        $104.07             --               --         --       (14.25)%
      Highest contract charge 1.45% Class B       $100.47             --               --         --       (15.07)%
      All contract charges                             --            115         $ 11,611       0.51%          --

                                    FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/GAMCO MERGERS AND ACQUISITIONS (CONTINUED)
2007  Lowest contract charge 0.50% Class B    $121.36             --               --         --         2.90%
      Highest contract charge 1.45% Class B   $118.30             --               --         --         1.91%
      All contract charges                         --            108         $ 12,892       0.81%          --
EQ/GAMCO SMALL COMPANY VALUE
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $186.34             --               --         --        (3.97)%
      Highest contract charge 1.45% Class B   $173.86             --               --         --        (4.89)%
      All contract charges                         --          2,138         $367,988       0.08%          --
2010  Lowest contract charge 0.50% Class B    $194.05             --               --         --        31.98%
      Highest contract charge 1.45% Class B   $182.80             --               --         --        30.72%
      All contract charges                         --          1,887         $341,922       0.39%          --
2009  Lowest contract charge 0.50% Class B    $147.03             --               --         --        40.75%
      Highest contract charge 1.45% Class B   $139.84             --               --         --        39.39%
      All contract charges                         --          1,474         $205,125       0.47%          --
2008  Lowest contract charge 0.50% Class B    $104.46             --               --         --       (31.01)%
      Highest contract charge 1.45% Class B   $100.32             --               --         --       (31.66)%
      All contract charges                         --          1,113         $111,588       0.62%          --
2007  Lowest contract charge 0.50% Class B    $151.41             --               --         --         8.75%
      Highest contract charge 1.45% Class B   $146.80             --               --         --         7.70%
      All contract charges                         --            866         $127,593       0.52%          --
EQ/GLOBAL BOND PLUS
      Unit Value 0.50% to 1.45%
2011  Lowest contract charge 0.50% Class B    $129.14             --               --         --         3.88%
      Highest contract charge 1.45% Class B   $121.64             --               --         --         2.89%
      All contract charges                         --            678         $ 83,622       3.45%          --
2010  Lowest contract charge 0.50% Class B    $124.32             --               --         --         5.78%
      Highest contract charge 1.45% Class B   $118.22             --               --         --         4.76%
      All contract charges                         --            613         $ 73,535       2.99%          --
2009  Lowest contract charge 0.50% Class B    $117.53             --               --         --         1.46%
      Highest contract charge 1.45% Class B   $112.85             --               --         --         0.49%
      All contract charges                         --            507         $ 57,768       0.80%          --
2008  Lowest contract charge 0.50% Class B    $115.84             --               --         --         5.94%
      Highest contract charge 1.45% Class B   $112.30             --               --         --         4.94%
      All contract charges                         --            483         $ 54,607      19.47%          --
2007  Lowest contract charge 0.50% Class B    $109.34             --               --         --         8.76%
      Highest contract charge 1.45% Class B   $107.01             --               --         --         7.72%
      All contract charges                         --            213         $ 22,866       3.57%          --
EQ/GLOBAL MULTI-SECTOR EQUITY
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $210.44             --               --         --       (12.75)%
      Highest contract charge 1.45% Class B   $219.81             --               --         --       (13.59)%
      All contract charges                         --          2,138         $354,891       1.73%          --
2010  Lowest contract charge 0.50% Class B    $241.20             --               --         --        10.90%
      Highest contract charge 1.45% Class B   $254.37             --               --         --         9.84%
      All contract charges                         --          2,335         $448,383       1.13%          --
2009  Lowest contract charge 0.50% Class B    $217.50             --               --         --        49.31%
      Highest contract charge 1.45% Class B   $231.58             --               --         --        47.89%
      All contract charges                         --          2,370         $413,743       1.34%          --
2008  Lowest contract charge 0.50% Class B    $145.67             --               --         --       (57.56)%
      Highest contract charge 1.45% Class B   $156.59             --               --         --       (57.97)%
      All contract charges                         --          2,129         $253,220       0.14%          --
2007  Lowest contract charge 0.50% Class B    $343.25             --               --         --        41.30%
      Highest contract charge 1.45% Class B   $372.58             --               --         --        39.95%
      All contract charges                         --          2,232         $634,802       0.00%          --

                                    FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class A    $167.34             --               --         --         4.82%
      Highest contract charge 1.45% Class A   $145.18             --               --         --         4.03%
      All contract charges                         --            406         $ 71,034       0.59%          --
2010  Lowest contract charge 0.50% Class A    $112.11             --               --         --         3.96%
      Highest contract charge 1.45% Class A   $139.56             --               --         --         2.96%
      All contract charges                         --            441         $ 74,135       1.34%          --
2009  Lowest contract charge 0.50% Class A    $107.84             --               --         --        (2.52)%
      Highest contract charge 1.45% Class A   $135.54             --               --         --        (3.45)%
      All contract charges                         --            480         $ 78,061       1.17%          --
2008  Lowest contract charge 0.50% Class A    $110.63             --               --         --         3.33%
      Highest contract charge 1.45% Class A   $140.38             --               --         --         2.35%
      All contract charges                         --            531         $ 89,495       3.33%          --
2007  Lowest contract charge 0.50% Class A    $107.06             --               --         --         6.59%
      Highest contract charge 1.45% Class A   $137.16             --               --         --         5.57%
      All contract charges                         --            554         $ 90,855       4.50%          --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
      Unit Value 0.90% to 1.30%*
2011  Lowest contract charge 0.90% Class B    $151.15             --               --         --         4.35%
      Highest contract charge 1.30% Class B   $111.55             --               --         --         3.94%
      All contract charges                         --            176         $ 24,234       0.59%          --
2010  Lowest contract charge 0.50% Class B    $141.57             --               --         --         3.70%
      Highest contract charge 1.30% Class B   $107.32             --               --         --         2.87%
      All contract charges                         --            177         $ 23,904       1.34%          --
2009  Lowest contract charge 0.50% Class B    $136.52             --               --         --        (2.76)%
      Highest contract charge 1.30% Class B   $104.32             --               --         --        (3.52)%
      All contract charges                         --            189         $ 25,089       1.17%          --
2008  Lowest contract charge 0.50% Class B    $140.40             --               --         --         3.08%
      Highest contract charge 1.30% Class B   $108.13             --               --         --         2.26%
      All contract charges                         --            220         $ 30,638       3.33%          --
2007  Lowest contract charge 0.50% Class B    $136.21             --               --         --         6.32%
      Highest contract charge 1.30% Class B   $105.74             --               --         --         5.48%
      All contract charges                         --            225         $ 30,902       4.50%          --
EQ/INTERNATIONAL CORE PLUS
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 96.76             --               --         --       (17.35)%
      Highest contract charge 1.45% Class B   $120.58             --               --         --       (18.13)%
      All contract charges                         --          1,229         $119,909       2.76%          --
2010  Lowest contract charge 0.50% Class B    $117.07             --               --         --         8.68%
      Highest contract charge 1.45% Class B   $147.29             --               --         --         7.64%
      All contract charges                         --          1,247         $148,586       1.90%          --
2009  Lowest contract charge 0.50% Class B    $107.72             --               --         --        34.65%
      Highest contract charge 1.45% Class B   $136.84             --               --         --        33.37%
      All contract charges                         --          1,120         $124,727       3.37%          --
2008  Lowest contract charge 0.50% Class B    $ 80.00             --               --         --       (45.13)%
      Highest contract charge 1.45% Class B   $102.60             --               --         --       (45.66)%
      All contract charges                         --            889         $ 75,314       1.61%          --
2007  Lowest contract charge 0.50% Class B    $145.80             --               --         --        14.65%
      Highest contract charge 1.45% Class B   $188.80             --               --         --        13.54%
      All contract charges                         --            748         $117,043       0.41%          --
EQ/INTERNATIONAL EQUITY INDEX
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class A    $ 67.65             --               --         --       (12.42)%
      Highest contract charge 1.45% Class A   $ 85.20             --               --         --       (13.26)%
      All contract charges                         --          3,187         $348,671       2.95%          --

                                    FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/INTERNATIONAL EQUITY INDEX (CONTINUED)
2010  Lowest contract charge 0.50% Class A    $ 77.24             --               --         --         4.95%
      Highest contract charge 1.45% Class A   $ 98.22             --               --         --         3.96%
      All contract charges                         --          3,485         $439,022       2.46%          --
2009  Lowest contract charge 0.50% Class A    $ 73.60             --               --         --        26.79%
      Highest contract charge 1.45% Class A   $ 94.48             --               --         --        25.55%
      All contract charges                         --          3,794         $458,941       2.69%          --
2008  Lowest contract charge 0.50% Class A    $ 58.05             --               --         --       (50.85)%
      Highest contract charge 1.45% Class A   $ 75.25             --               --         --       (51.31)%
      All contract charges                         --          3,962         $381,162       2.82%          --
2007  Lowest contract charge 0.50% Class A    $118.10             --               --         --        11.45%
      Highest contract charge 1.45% Class A   $154.56             --               --         --        10.38%
      All contract charges                         --          4,247         $838,849       1.50%          --
EQ/INTERNATIONAL EQUITY INDEX
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B    $ 88.50             --               --         --       (12.64)%
      Highest contract charge 1.30% Class B   $ 64.09             --               --         --       (13.33)%
      All contract charges                         --            537         $ 44,371       2.95%          --
2010  Lowest contract charge 0.50% Class B    $101.30             --               --         --         4.69%
      Highest contract charge 1.30% Class B   $ 73.95             --               --         --         3.86%
      All contract charges                         --            614         $ 58,834       2.46%          --
2009  Lowest contract charge 0.50% Class B    $ 96.76             --               --         --        26.47%
      Highest contract charge 1.30% Class B   $ 71.20             --               --         --        25.46%
      All contract charges                         --            676         $ 62,696       2.69%          --
2008  Lowest contract charge 0.50% Class B    $ 76.51             --               --         --       (50.97)%
      Highest contract charge 1.30% Class B   $ 56.75             --               --         --       (51.35)%
      All contract charges                         --            744         $ 55,667       2.82%          --
2007  Lowest contract charge 0.50% Class B    $156.05             --               --         --        11.16%
      Highest contract charge 1.30% Class B   $116.66             --               --         --        10.29%
      All contract charges                         --            787         $121,942       1.50%          --
EQ/INTERNATIONAL VALUE PLUS
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 94.32             --               --         --       (16.58)%
      Highest contract charge 1.45% Class B   $114.01             --               --         --       (17.38)%
      All contract charges                         --          1,878         $198,047       1.92%          --
2010  Lowest contract charge 0.50% Class B    $113.07             --               --         --         5.54%
      Highest contract charge 1.45% Class B   $138.00             --               --         --         4.54%
      All contract charges                         --          2,043         $260,491       0.77%          --
2009  Lowest contract charge 0.50% Class B    $107.14             --               --         --        29.60%
      Highest contract charge 1.45% Class B   $132.01             --               --         --        28.35%
      All contract charges                         --          2,074         $252,937       2.12%          --
2008  Lowest contract charge 0.50% Class B    $ 82.67             --               --         --       (43.28)%
      Highest contract charge 1.45% Class B   $102.85             --               --         --       (43.82)%
      All contract charges                         --          2,004         $190,748       2.24%          --
2007  Lowest contract charge 0.50% Class B    $145.75             --               --         --         9.64%
      Highest contract charge 1.45% Class B   $183.08             --               --         --         8.58%
      All contract charges                         --          2,074         $351,707       1.93%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class B    $108.93             --               --         --        (5.89)%
      Highest contract charge 1.45% Class B   $ 97.32             --               --         --        (6.60)%
      All contract charges                         --            360         $ 43,245       1.04%          --
2010  Lowest contract charge 0.50% Class B    $116.66             --               --         --        11.76%
      Highest contract charge 1.45% Class B   $104.20             --               --         --        10.70%
      All contract charges                         --            384         $ 49,132       1.33%          --

                                    FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/JPMORGAN VALUE OPPORTUNITIES (CONTINUED)
2009  Lowest contract charge 0.50% Class B    $104.38             --               --         --        31.64%
      Highest contract charge 1.45% Class B   $ 94.13             --               --         --        30.39%
      All contract charges                         --            376         $ 43,960       1.50%          --
2008  Lowest contract charge 0.50% Class B    $ 79.29             --               --         --       (40.07)%
      Highest contract charge 1.45% Class B   $ 72.19             --               --         --       (40.65)%
      All contract charges                         --            380         $ 34,198       1.82%          --
2007  Lowest contract charge 0.50% Class B    $132.31             --               --         --        (1.71)%
      Highest contract charge 1.45% Class B   $121.64             --               --         --        (2.65)%
      All contract charges                         --            431         $ 64,820       1.36%          --
EQ/LARGE CAP CORE PLUS
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 90.63             --               --         --        (4.71)%
      Highest contract charge 1.45% Class B   $ 85.52             --               --         --        (5.63)%
      All contract charges                         --            157         $ 13,764       1.03%          --
2010  Lowest contract charge 0.50% Class B    $ 95.11             --               --         --        13.61%
      Highest contract charge 1.45% Class B   $ 90.62             --               --         --        12.53%
      All contract charges                         --            173         $ 16,084       1.05%          --
2009  Lowest contract charge 0.50% Class B    $ 83.72             --               --         --        25.88%
      Highest contract charge 1.45% Class B   $ 80.53             --               --         --        24.68%
      All contract charges                         --            163         $ 13,328       4.70%          --
2008  Lowest contract charge 0.50% Class B    $ 66.51             --               --         --       (37.71)%
      Highest contract charge 1.45% Class B   $ 64.59             --               --         --       (38.32)%
      All contract charges                         --            150         $  9,852       0.37%          --
2007  Lowest contract charge 0.50% Class B    $106.78             --               --         --         3.37%
      Highest contract charge 1.45% Class B   $104.71             --               --         --         2.37%
      All contract charges                         --            146         $ 15,557       1.23%          --
EQ/LARGE CAP GROWTH INDEX
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 75.76             --               --         --         1.84%
      Highest contract charge 1.45% Class B   $ 74.74             --               --         --         0.88%
      All contract charges                         --          1,553         $118,553       0.88%          --
2010  Lowest contract charge 0.50% Class B    $ 74.39             --               --         --        15.37%
      Highest contract charge 1.45% Class B   $ 74.09             --               --         --        14.27%
      All contract charges                         --          1,628         $123,033       0.96%          --
2009  Lowest contract charge 0.50% Class B    $ 64.48             --               --         --        35.52%
      Highest contract charge 1.45% Class B   $ 64.84             --               --         --        34.24%
      All contract charges                         --          1,755         $115,833       2.19%          --
2008  Lowest contract charge 0.50% Class B    $ 47.58             --               --         --       (36.59)%
      Highest contract charge 1.45% Class B   $ 48.30             --               --         --       (37.20)%
      All contract charges                         --          1,741         $ 85,377       0.14%          --
2007  Lowest contract charge 0.50% Class B    $ 75.03             --               --         --        13.41%
      Highest contract charge 1.45% Class B   $ 76.91             --               --         --        12.33%
      All contract charges                         --          1,870         $145,854       0.00%          --
EQ/LARGE CAP GROWTH PLUS (X)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 62.52             --               --         --        (4.14)%
      Highest contract charge 1.45% Class B   $ 94.89             --               --         --        (5.05)%
      All contract charges                         --          1,612         $225,271       0.40%          --
2010  Lowest contract charge 0.50% Class B    $ 65.22             --               --         --        13.88%
      Highest contract charge 1.45% Class B   $ 99.94             --               --         --        12.80%
      All contract charges                         --          1,626         $240,110       0.37%          --
2009  Lowest contract charge 0.50% Class B    $ 57.27             --               --         --        34.18%
      Highest contract charge 1.45% Class B   $ 88.60             --               --         --        32.89%
      All contract charges                         --          1,746         $229,113       1.30%          --

                                    FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                   UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ---------- -------------- ---------
EQ/LARGE CAP GROWTH PLUS (X) (CONTINUED)
2008  Lowest contract charge 0.50% Class B        $ 42.68             --                --        --       (38.55)%
      Highest contract charge 1.45% Class B       $ 66.67             --                --        --       (39.13)%
      All contract charges                             --          1,840        $  181,508      0.11%          --
2007  Lowest contract charge 0.50% Class B        $ 69.45             --                --        --        15.04%
      Highest contract charge 1.45% Class B       $109.53             --                --        --        13.94%
      All contract charges                             --          1,998        $  323,002      0.34%          --
EQ/LARGE CAP VALUE INDEX (Y)
      Unit Value 0.70% to 1.45%
2011  Lowest contract charge 0.70% Class B        $ 60.51             --                --        --        (1.03)%
      Highest contract charge 1.45% Class B       $ 57.72             --                --        --        (1.77)%
      All contract charges                             --            616        $   35,596      1.82%          --
2010  Lowest contract charge 0.50% Class B        $ 61.79             --                --        --        14.04%
      Highest contract charge 1.45% Class B       $ 58.76             --                --        --        12.97%
      All contract charges                             --            276        $   16,209      1.51%          --
2009  Lowest contract charge 0.50% Class B        $ 54.18             --                --        --        18.56%
      Highest contract charge 1.45% Class B       $ 52.01             --                --        --        17.40%
      All contract charges                             --            268        $   14,005     10.00%          --
2008  Lowest contract charge 0.50% Class B        $ 45.70             --                --        --       (56.92)%
      Highest contract charge 1.45% Class B       $ 44.30             --                --        --       (57.33)%
      All contract charges                             --            198        $    8,765      1.43%          --
2007  Lowest contract charge 0.50% Class B        $106.08             --                --        --        (6.41)%
      Highest contract charge 1.45% Class B       $103.83             --                --        --        (7.29)%
      All contract charges                             --            201        $   20,937      0.00%          --
EQ/LARGE CAP VALUE PLUS
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class A (f)    $112.50             --                --        --        (5.28)%
      Highest contract charge 1.45% Class A (f)   $ 99.17             --                --        --        (6.18)%
      All contract charges                             --          6,453        $  607,136      1.30%          --
2010  Lowest contract charge 0.50% Class A (f)    $118.77             --                --        --        12.34%
      Highest contract charge 1.45% Class A (f)   $105.70             --                --        --        11.26%
      All contract charges                             --          7,115        $  712,720      1.35%          --
2009  Lowest contract charge 0.50% Class A (f)    $105.72             --                --        --        20.01%
      Highest contract charge 1.45% Class A (f)   $ 95.00             --                --        --        18.87%
      All contract charges                             --          7,826        $  703,519      2.43%          --
2008  Lowest contract charge 0.50% Class A (f)    $ 88.09             --                --        --       (43.29)%
      Highest contract charge 1.45% Class A (f)   $ 79.92             --                --        --       (43.83)%
      All contract charges                             --          8,288        $  607,794      3.00%          --
2007  Lowest contract charge 0.50% Class A (f)    $155.34             --                --        --        (5.17)%
      Highest contract charge 1.45% Class A (f)   $142.29             --                --        --        (5.52)%
      All contract charges                             --          9,387        $1,261,004      2.66%          --
EQ/LARGE CAP VALUE PLUS (E)
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B        $111.04             --                --        --        (5.55)%
      Highest contract charge 1.30% Class B       $ 67.99             --                --        --        (6.30)%
      All contract charges                             --            852        $   81,786      1.30%          --
2010  Lowest contract charge 0.50% Class B        $117.56             --                --        --        12.12%
      Highest contract charge 1.30% Class B       $ 72.56             --                --        --        11.24%
      All contract charges                             --            994        $  101,850      1.35%          --
2009  Lowest contract charge 0.50% Class B        $104.86             --                --        --        19.84%
      Highest contract charge 1.30% Class B       $ 65.23             --                --        --        18.88%
      All contract charges                             --          1,154        $  106,366      2.43%          --
2008  Lowest contract charge 0.50% Class B        $ 87.50             --                --        --       (43.61)%
      Highest contract charge 1.30% Class B       $ 54.87             --                --        --       (44.06)%
      All contract charges                             --          1,368        $  124,290      3.00%          --
2007  Lowest contract charge 0.50% Class B        $155.18             --                --        --        (5.03)%
      Highest contract charge 1.30% Class B       $ 98.09             --                --        --        (5.79)%
      All contract charges                             --          1,726        $  239,219      2.66%          --

                                    FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/LORD ABBETT LARGE CAP CORE
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $116.13             --               --         --        (8.97)%
      Highest contract charge 1.45% Class B   $108.93             --               --         --        (9.84)%
      All contract charges                         --            367         $ 39,757       0.72%          --
2010  Lowest contract charge 0.50% Class B    $127.57             --               --         --        13.40%
      Highest contract charge 1.45% Class B   $120.82             --               --         --        12.32%
      All contract charges                         --            340         $ 40,755       0.44%          --
2009  Lowest contract charge 0.50% Class B    $112.50             --               --         --        24.89%
      Highest contract charge 1.45% Class B   $107.57             --               --         --        23.70%
      All contract charges                         --            227         $ 24,207       0.81%          --
2008  Lowest contract charge 0.50% Class B    $ 90.08             --               --         --       (31.32)%
      Highest contract charge 1.45% Class B   $ 86.96             --               --         --       (31.98)%
      All contract charges                         --            104         $  9,067       1.30%          --
2007  Lowest contract charge 0.50% Class B    $131.15             --               --         --        10.12%
      Highest contract charge 1.45% Class B   $127.84             --               --         --         9.07%
      All contract charges                         --             54         $  7,108       0.82%          --
EQ/MFS INTERNATIONAL GROWTH
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $137.81             --               --         --       (11.16)%
      Highest contract charge 1.45% Class B   $129.28             --               --         --       (12.01)%
      All contract charges                         --            490         $ 63,068       0.66%          --
2010  Lowest contract charge 0.50% Class B    $155.13             --               --         --        14.37%
      Highest contract charge 1.45% Class B   $146.92             --               --         --        14.87%
      All contract charges                         --            448         $ 65,388       0.99%          --
2009  Lowest contract charge 0.50% Class B    $135.64             --               --         --        36.55%
      Highest contract charge 1.45% Class B   $127.90             --               --         --        35.26%
      All contract charges                         --            353         $ 45,543       1.34%          --
2008  Lowest contract charge 0.50% Class B    $ 99.33             --               --         --       (40.58)%
      Highest contract charge 1.45% Class B   $ 95.89             --               --         --       (41.15)%
      All contract charges                         --            269         $ 25,877       0.98%          --
2007  Lowest contract charge 0.50% Class B    $167.16             --               --         --        15.63%
      Highest contract charge 1.45% Class B   $162.94             --               --         --        14.51%
      All contract charges                         --            227         $ 37,401       0.70%          --
EQ/MID CAP INDEX
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $124.17             --               --         --        (2.89)%
      Highest contract charge 1.45% Class B   $108.81             --               --         --        (3.82)%
      All contract charges                         --          2,759         $302,528       0.62%          --
2010  Lowest contract charge 0.50% Class B    $127.87             --               --         --        25.12%
      Highest contract charge 1.45% Class B   $113.13             --               --         --        23.93%
      All contract charges                         --          2,915         $331,992       0.76%          --
2009  Lowest contract charge 0.50% Class B    $102.20             --               --         --        35.58%
      Highest contract charge 1.45% Class B   $ 91.29             --               --         --        34.29%
      All contract charges                         --          2,983         $274,329       1.14%          --
2008  Lowest contract charge 0.50% Class B    $ 75.38             --               --         --       (49.53)%
      Highest contract charge 1.45% Class B   $ 67.98             --               --         --       (50.02)%
      All contract charges                         --          2,796         $192,207       0.92%          --
2007  Lowest contract charge 0.50% Class B    $149.37             --               --         --         7.48%
      Highest contract charge 1.45% Class B   $136.02             --               --         --         6.46%
      All contract charges                         --          2,644         $364,141       0.00%          --
EQ/MID CAP VALUE PLUS (G)(H)(I)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $160.44             --               --         --        (9.88)%
      Highest contract charge 1.45% Class B   $114.55             --               --         --       (10.74)%
      All contract charges                         --          2,799         $399,994       0.84%          --

                                    FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/MID CAP VALUE PLUS (G)(H)(I) (CONTINUED)
2010  Lowest contract charge 0.50% Class B    $178.03             --               --         --        21.85%
      Highest contract charge 1.45% Class B   $128.33             --               --         --        20.69%
      All contract charges                         --          3,090         $493,736       1.01%          --
2009  Lowest contract charge 0.50% Class B    $146.11             --               --         --        35.17%
      Highest contract charge 1.45% Class B   $106.33             --               --         --        33.88%
      All contract charges                         --          3,356         $444,470       1.36%          --
2008  Lowest contract charge 0.50% Class B    $108.09             --               --         --       (39.87)%
      Highest contract charge 1.45% Class B   $ 79.42             --               --         --       (40.45)%
      All contract charges                         --          2,463         $244,404       1.43%          --
2007  Lowest contract charge 0.50% Class B    $179.75             --               --         --        (2.09)%
      Highest contract charge 1.45% Class B   $133.36             --               --         --        (3.03)%
      All contract charges                         --          2,763         $458,308       1.01%          --
EQ/MONEY MARKET
      Unit Value 0.00% to 1.45%*
2011  Lowest contract charge 0.00% Class A    $  1.00             --               --         --         0.00%
      Highest contract charge 1.45% Class A   $117.06             --               --         --        (1.45)%
      All contract charges                         --          1,582         $ 66,822       0.01%          --
2010  Lowest contract charge 0.50% Class A    $106.54             --               --         --        (0.40)%
      Highest contract charge 1.49% Class A   $ 35.91             --               --         --        (1.51)%
      All contract charges                         --          1,522         $ 75,400       0.06%          --
2009  Lowest contract charge 0.50% Class A    $106.97             --               --         --        (0.21)%
      Highest contract charge 1.49% Class A   $ 36.46             --               --         --        (1.43)%
      All contract charges                         --          1,888         $ 95,425       0.17%          --
2008  Lowest contract charge 0.50% Class A    $107.20             --               --         --         1.85%
      Highest contract charge 1.49% Class A   $ 36.99             --               --         --         1.04%
      All contract charges                         --          2,804         $139,434       2.82%          --
2007  Lowest contract charge 0.50% Class A    $105.25             --               --         --         4.46%
      Highest contract charge 1.49% Class A   $ 36.61             --               --         --         3.62%
      All contract charges                         --          3,066         $147,228       4.79%          --
EQ/MONEY MARKET
      Unit Value 0.00% to 1.30%*
2011  Lowest contract charge 0.00% Class B    $  1.00             --               --         --         0.00%
      Highest contract charge 1.30% Class B   $100.81             --               --         --        (1.28)%
      All contract charges                         --            882         $ 38,034       0.01%          --
2010  Lowest contract charge 0.50% Class B    $117.46             --               --         --        (0.49)%
      Highest contract charge 1.30% Class B   $102.12             --               --         --        (1.28)%
      All contract charges                         --            328         $ 37,487       0.06%          --
2009  Lowest contract charge 0.50% Class B    $118.04             --               --         --        (0.51)%
      Highest contract charge 1.30% Class B   $103.45             --               --         --        (1.29)%
      All contract charges                         --            380         $ 44,026       0.17%          --
2008  Lowest contract charge 0.50% Class B    $118.64             --               --         --         1.60%
      Highest contract charge 1.30% Class B   $104.80             --               --         --         0.80%
      All contract charges                         --            466         $ 55,344       2.82%          --
2007  Lowest contract charge 0.50% Class B    $116.77             --               --         --         4.18%
      Highest contract charge 1.30% Class B   $103.97             --               --         --         3.35%
      All contract charges                         --            368         $ 44,041       4.79%          --
EQ/MONTAG & CALDWELL GROWTH
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class B    $132.95             --               --         --         2.16%
      Highest contract charge 1.45% Class B   $125.87             --               --         --         1.39%
      All contract charges                         --            295         $ 37,352       0.50%          --
2010  Lowest contract charge 0.50% Class B    $131.79             --               --         --         7.68%
      Highest contract charge 1.45% Class B   $124.15             --               --         --         6.65%
      All contract charges                         --            325         $ 40,465       0.61%          --

                                    FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/MONTAG & CALDWELL GROWTH (CONTINUED)
2009  Lowest contract charge 0.50% Class B    $122.39             --               --         --        29.09%
      Highest contract charge 1.45% Class B   $116.41             --               --         --        27.85%
      All contract charges                         --            287         $ 33,366       0.44%          --
2008  Lowest contract charge 0.50% Class B    $ 94.81             --               --         --       (33.23)%
      Highest contract charge 1.45% Class B   $ 91.05             --               --         --       (33.86)%
      All contract charges                         --            216         $ 19,750       0.25%          --
2007  Lowest contract charge 0.50% Class B    $141.99             --               --         --        20.21%
      Highest contract charge 1.45% Class B   $137.67             --               --         --        19.06%
      All contract charges                         --            106         $ 14,637       0.46%          --
EQ/MORGAN STANLEY MID CAP GROWTH
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $163.17             --               --         --        (8.16)%
      Highest contract charge 1.45% Class B   $153.06             --               --         --        (9.03)%
      All contract charges                         --          1,246         $187,783       0.26%          --
2010  Lowest contract charge 0.50% Class B    $177.66             --               --         --        31.64%
      Highest contract charge 1.45% Class B   $168.26             --               --         --        30.38%
      All contract charges                         --            997         $166,171       0.12%          --
2009  Lowest contract charge 0.50% Class B    $134.96             --               --         --        56.28%
      Highest contract charge 1.45% Class B   $129.05             --               --         --        54.79%
      All contract charges                         --            662         $ 84,822       0.00%          --
2008  Lowest contract charge 0.50% Class B    $ 86.36             --               --         --       (47.59)%
      Highest contract charge 1.45% Class B   $ 83.37             --               --         --       (48.09)%
      All contract charges                         --            384         $ 32,050       0.00%          --
2007  Lowest contract charge 0.50% Class B    $164.77             --               --         --        21.80%
      Highest contract charge 1.45% Class B   $160.61             --               --         --        20.63%
      All contract charges                         --            286         $ 45,962       0.34%          --
EQ/MUTUAL LARGE CAP EQUITY
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 88.18             --               --         --        (4.93)%
      Highest contract charge 1.45% Class B   $ 83.80             --               --         --        (5.83)%
      All contract charges                         --            308         $ 25,979       0.90%          --
2010  Lowest contract charge 0.50% Class B    $ 92.75             --               --         --        11.37%
      Highest contract charge 1.45% Class B   $ 88.99             --               --         --        10.31%
      All contract charges                         --            342         $ 30,620       1.86%          --
2009  Lowest contract charge 0.50% Class B    $ 83.28             --               --         --        24.50%
      Highest contract charge 1.45% Class B   $ 80.67             --               --         --        23.31%
      All contract charges                         --            364         $ 29,448       0.19%          --
2008  Lowest contract charge 0.50% Class B    $ 66.89             --               --         --       (38.41)%
      Highest contract charge 1.45% Class B   $ 65.42             --               --         --       (39.00)%
      All contract charges                         --            351         $ 23,077       3.77%          --
2007  Lowest contract charge 0.50% Class B    $108.61             --               --         --         1.15%
      Highest contract charge 1.45% Class B   $107.25             --               --         --         0.17%
      All contract charges                         --            337         $ 36,145       0.00%          --
EQ/OPPENHEIMER GLOBAL
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 99.14             --               --         --        (9.08)%
      Highest contract charge 1.45% Class B   $ 94.21             --               --         --        (9.94)%
      All contract charges                         --            525         $ 49,427       0.83%          --
2010  Lowest contract charge 0.50% Class B    $109.04             --               --         --        14.61%
      Highest contract charge 1.45% Class B   $104.61             --               --         --        13.51%
      All contract charges                         --            356         $ 37,232       0.66%          --
2009  Lowest contract charge 0.50% Class B    $ 95.14             --               --         --        37.92%
      Highest contract charge 1.45% Class B   $ 92.16             --               --         --        36.61%
      All contract charges                         --            242         $ 22,289       0.70%          --

                                    FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                   UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ---------- -------------- ---------
EQ/OPPENHEIMER GLOBAL (CONTINUED)
2008  Lowest contract charge 0.50% Class B        $ 68.98             --               --         --       (41.04)%
      Highest contract charge 1.45% Class B       $ 67.46             --               --         --       (41.61)%
      All contract charges                             --            160         $ 10,889       1.37%          --
2007  Lowest contract charge 0.50% Class B        $116.99             --               --         --         5.18%
      Highest contract charge 1.45% Class B       $115.53             --               --         --         4.17%
      All contract charges                             --            114         $ 13,151       0.37%          --
EQ/PIMCO ULTRA SHORT BOND (J)(K)
      Unit Value 1.10% to 1.25%*
2011  Lowest contract charge 1.10% Class A (s)    $ 99.23             --               --         --        (1.05)%
      Highest contract charge 1.25% Class A (s)   $ 98.88             --               --         --        (1.20)%
      All contract charges                             --              2         $    163       0.48%          --
2010  Lowest contract charge 1.10% Class A (s)    $100.28             --               --         --        (0.02)%
      Highest contract charge 1.25% Class A (s)   $100.08             --               --         --        (0.17)%
      All contract charges                             --              2         $    168       0.33%          --
2009  Lowest contract charge 1.10% Class A (s)    $100.30             --               --         --         0.30%
      Highest contract charge 1.25% Class A (s)   $100.25             --               --         --         0.25%
      All contract charges                             --              2         $    171       1.17%          --
EQ/PIMCO ULTRA SHORT BOND (J)(K)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B        $113.17             --               --         --        (0.69)%
      Highest contract charge 1.45% Class B       $106.16             --               --         --        (1.64)%
      All contract charges                             --          1,147         $123,827       0.48%          --
2010  Lowest contract charge 0.50% Class B        $113.96             --               --         --         0.34%
      Highest contract charge 1.45% Class B       $107.93             --               --         --        (0.62)%
      All contract charges                             --          1,333         $145,853       0.33%          --
2009  Lowest contract charge 0.50% Class B        $113.57             --               --         --         7.47%
      Highest contract charge 1.45% Class B       $108.60             --               --         --         6.44%
      All contract charges                             --          1,345         $147,582       1.17%          --
2008  Lowest contract charge 0.50% Class B        $105.68             --               --         --        (4.53)%
      Highest contract charge 1.45% Class B       $102.03             --               --         --        (5.44)%
      All contract charges                             --            975         $100,324       3.21%          --
2007  Lowest contract charge 0.50% Class B        $110.69             --               --         --        10.91%
      Highest contract charge 1.45% Class B       $107.90             --               --         --         9.86%
      All contract charges                             --            448         $ 48,682       3.10%          --
EQ/QUALITY BOND PLUS (O)
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class A        $165.87             --               --         --         0.75%
      Highest contract charge 1.45% Class A       $141.77             --               --         --         0.00%
      All contract charges                             --            586         $105,659       2.46%          --
2010  Lowest contract charge 0.50% Class A        $109.76             --               --         --         5.93%
      Highest contract charge 1.45% Class A       $141.77             --               --         --         4.93%
      All contract charges                             --            663         $119,757      10.69%          --
2009  Lowest contract charge 0.50% Class A        $103.61             --               --         --         5.75%
      Highest contract charge 1.45% Class A       $135.11             --               --         --         4.74%
      All contract charges                             --            714         $122,518       3.62%          --
2008  Lowest contract charge 0.50% Class A        $ 97.98             --               --         --        (6.79)%
      Highest contract charge 1.45% Class A       $129.00             --               --         --        (7.69)%
      All contract charges                             --            603         $ 98,734       5.15%          --
2007  Lowest contract charge 0.50% Class A        $105.12             --               --         --         4.28%
      Highest contract charge 1.45% Class A       $139.74             --               --         --         3.27%
      All contract charges                             --            691         $122,544       5.12%          --
EQ/QUALITY BOND PLUS (O)
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B        $145.89             --               --         --         0.72%
      Highest contract charge 1.30% Class B       $105.09             --               --         --        (0.08)%
      All contract charges                             --            225         $ 31,270       2.46%          --

                                    FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/QUALITY BOND PLUS (O) (CONTINUED)
2010  Lowest contract charge 0.50% Class B    $144.85             --               --         --         5.71%
      Highest contract charge 1.30% Class B   $105.17             --               --         --         4.88%
      All contract charges                         --            257         $ 35,267      10.69%          --
2009  Lowest contract charge 0.50% Class B    $137.03             --               --         --         5.54%
      Highest contract charge 1.30% Class B   $100.28             --               --         --         4.70%
      All contract charges                         --            266         $ 35,438       3.62%          --
2008  Lowest contract charge 0.50% Class B    $129.84             --               --         --        (7.02)%
      Highest contract charge 1.30% Class B   $ 95.78             --               --         --        (7.74)%
      All contract charges                         --            195         $ 25,267       5.15%          --
2007  Lowest contract charge 0.50% Class B    $139.64             --               --         --         4.01%
      Highest contract charge 1.30% Class B   $103.82             --               --         --         3.18%
      All contract charges                         --            241         $ 33,892       5.12%          --
EQ/SMALL COMPANY INDEX (N)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $163.21             --               --         --        (4.48)%
      Highest contract charge 1.45% Class B   $148.17             --               --         --        (5.39)%
      All contract charges                         --          1,195         $175,975       0.67%          --
2010  Lowest contract charge 0.50% Class B    $170.86             --               --         --        25.19%
      Highest contract charge 1.45% Class B   $156.61             --               --         --        24.00%
      All contract charges                         --          1,249         $194,601       0.97%          --
2009  Lowest contract charge 0.50% Class B    $136.48             --               --         --        25.50%
      Highest contract charge 1.45% Class B   $126.30             --               --         --        24.30%
      All contract charges                         --          1,263         $158,989       0.00%          --
2008  Lowest contract charge 0.50% Class B    $108.75             --               --         --       (34.46)%
      Highest contract charge 1.45% Class B   $101.61             --               --         --       (35.09)%
      All contract charges                         --          1,079         $110,179       0.86%          --
2007  Lowest contract charge 0.50% Class B    $165.93             --               --         --        (2.33)%
      Highest contract charge 1.45% Class B   $156.54             --               --         --        (3.26)%
      All contract charges                         --          1,028         $162,622       1.40%          --
EQ/T. ROWE PRICE GROWTH STOCK (C)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $108.34             --               --         --        (2.43)%
      Highest contract charge 1.45% Class B   $101.09             --               --         --        (3.36)%
      All contract charges                         --          1,478         $149,894       0.00%          --
2010  Lowest contract charge 0.50% Class B    $111.04             --               --         --        15.81%
      Highest contract charge 1.45% Class B   $104.60             --               --         --        14.71%
      All contract charges                         --          1,301         $136,780       0.00%          --
2009  Lowest contract charge 0.50% Class B    $ 95.88             --               --         --        41.92%
      Highest contract charge 1.45% Class B   $ 91.19             --               --         --        40.57%
      All contract charges                         --          1,059         $ 96,907       0.00%          --
2008  Lowest contract charge 0.50% Class B    $ 67.56             --               --         --       (42.49)%
      Highest contract charge 1.45% Class B   $ 64.87             --               --         --       (43.05)%
      All contract charges                         --            804         $ 52,446       0.00%          --
2007  Lowest contract charge 0.50% Class B    $117.48             --               --         --         6.69%
      Highest contract charge 1.45% Class B   $113.91             --               --         --         5.67%
      All contract charges                         --            750         $ 86,072       0.14%          --
EQ/TEMPLETON GLOBAL EQUITY
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 81.83             --               --         --        (8.76)%
      Highest contract charge 1.45% Class B   $ 77.77             --               --         --        (9.62)%
      All contract charges                         --            375         $ 29,358       1.82%          --
2010  Lowest contract charge 0.50% Class B    $ 89.69             --               --         --         7.45%
      Highest contract charge 1.45% Class B   $ 86.05             --               --         --         6.42%
      All contract charges                         --            363         $ 31,436       1.51%          --

                                    FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/TEMPLETON GLOBAL EQUITY (CONTINUED)
2009  Lowest contract charge 0.50% Class B    $ 83.47            --               --          --        29.39%
      Highest contract charge 1.45% Class B   $ 80.86            --               --          --        28.15%
      All contract charges                         --           345          $27,972        1.63%          --
2008  Lowest contract charge 0.50% Class B    $ 64.51            --               --          --       (41.12)%
      Highest contract charge 1.45% Class B   $ 63.10            --               --          --       (41.68)%
      All contract charges                         --           291          $18,450        1.69%          --
2007  Lowest contract charge 0.50% Class B    $109.56            --               --          --         1.58%
      Highest contract charge 1.45% Class B   $108.19            --               --          --         0.60%
      All contract charges                         --           276          $29,896        0.67%          --
EQ/UBS GROWTH & INCOME
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Class B    $114.40            --               --          --        (3.50)%
      Highest contract charge 1.34% Class B   $109.19            --               --          --        (4.12)%
      All contract charges                         --           177          $18,894        0.73%          --
2010  Lowest contract charge 0.50% Class B    $120.05            --               --          --        12.50%
      Highest contract charge 1.45% Class B   $113.09            --               --          --        11.43%
      All contract charges                         --           206          $22,949        0.73%          --
2009  Lowest contract charge 0.50% Class B    $106.71            --               --          --        31.77%
      Highest contract charge 1.45% Class B   $101.49            --               --          --        30.52%
      All contract charges                         --           207          $20,745        0.00%          --
2008  Lowest contract charge 0.50% Class B    $ 80.98            --               --          --       (40.33)%
      Highest contract charge 1.45% Class B   $ 77.76            --               --          --       (40.90)%
      All contract charges                         --           195          $15,016        1.19%          --
2007  Lowest contract charge 0.50% Class B    $135.71            --               --          --         0.66%
      Highest contract charge 1.45% Class B   $131.58            --               --          --        (0.30)%
      All contract charges                         --           204          $27,120        0.92%          --
EQ/VAN KAMPEN COMSTOCK
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class B    $103.75            --               --          --        (2.67)%
      Highest contract charge 1.45% Class B   $ 98.64            --               --          --        (3.40)%
      All contract charges                         --           230          $22,874        1.38%          --
2010  Lowest contract charge 0.50% Class B    $107.82            --               --          --        14.64%
      Highest contract charge 1.45% Class B   $102.11            --               --          --        13.55%
      All contract charges                         --           227          $23,239        1.31%          --
2009  Lowest contract charge 0.50% Class B    $ 94.05            --               --          --        27.77%
      Highest contract charge 1.45% Class B   $ 89.93            --               --          --        26.54%
      All contract charges                         --           210          $18,995        0.00%          --
2008  Lowest contract charge 0.50% Class B    $ 73.61            --               --          --       (37.26)%
      Highest contract charge 1.45% Class B   $ 71.07            --               --          --       (37.86)%
      All contract charges                         --           197          $14,153        1.92%          --
2007  Lowest contract charge 0.50% Class B    $117.33            --               --          --        (2.99)%
      Highest contract charge 1.45% Class B   $114.37            --               --          --        (3.92)%
      All contract charges                         --           199          $22,805        1.69%          --
EQ/WELLS FARGO OMEGA GROWTH
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $110.09            --               --          --        (6.34)%
      Highest contract charge 1.45% Class B   $101.17            --               --          --        (7.23)%
      All contract charges                         --           930          $96,316        0.00%          --
2010  Lowest contract charge 0.50% Class B    $117.54            --               --          --        16.70%
      Highest contract charge 1.45% Class B   $109.06            --               --          --        15.59%
      All contract charges                         --           661          $73,829        0.01%          --
2009  Lowest contract charge 0.50% Class B    $100.72            --               --          --        39.60%
      Highest contract charge 1.45% Class B   $ 94.35            --               --          --        38.26%
      All contract charges                         --           484          $46,515        0.19%          --

                                    FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                         ----------------------------------------------------------------
                                                                           UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                         UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                         ---------- ------------------- ---------- -------------- ---------
EQ/WELLS FARGO OMEGA GROWTH (CONTINUED)
2008  Lowest contract charge 0.50% Class B                $ 72.15            --               --          --       (27.97)%
      Highest contract charge 1.45% Class B               $ 68.24            --               --          --       (28.66)%
      All contract charges                                     --           305          $21,123        0.58%          --
2007  Lowest contract charge 0.50% Class B                $100.16            --               --          --        10.77%
      Highest contract charge 1.45% Class B               $ 95.65            --               --          --         9.72%
      All contract charges                                     --           295          $28,671        0.00%          --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Service Class 2 (t)    $102.91            --               --          --        (3.27)%
      Highest contract charge 1.45% Service Class 2 (t)   $ 89.78            --               --          --        (7.73)%
      All contract charges                                     --           650          $71,089        1.27%          --
2010  Lowest contract charge 0.70% Service Class 2 (t)    $117.81            --               --          --        12.48%
      Highest contract charge 1.34% Service Class 2 (t)   $117.57            --               --          --        12.28%
      All contract charges                                     --           147          $16,900        2.98%          --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
      Unit Value 0.90% to 1.20%*
2011  Lowest contract charge 0.90% Service Class 2 (t)    $102.63            --               --          --        (0.25)%
      Highest contract charge 1.20% Service Class 2 (t)   $102.11            --               --          --        (0.55)%
      All contract charges                                     --             6          $   659        3.76%          --
2010  Lowest contract charge 0.90% Service Class 2 (t)    $102.89            --               --          --         3.37%
      Highest contract charge 1.20% Service Class 2 (t)   $102.67            --               --          --         3.16%
      All contract charges                                     --             2          $   192        3.45%          --
FIDELITY(R) VIP MID CAP PORTFOLIO
      Unit Value 0.90% to 1.20%*
2011  Lowest contract charge 0.90% Service Class 2 (t)    $ 99.51            --               --          --       (11.65)%
      Highest contract charge 1.20% Service Class 2 (t)   $ 99.00            --               --          --       (11.91)%
      All contract charges                                     --            39          $ 3,930        0.03%          --
2010  Lowest contract charge 0.90% Service Class 2 (t)    $112.63            --               --          --        13.50%
      Highest contract charge 1.20% Service Class 2 (t)   $112.39            --               --          --        13.27%
      All contract charges                                     --            13          $ 1,569        0.28%          --
GOLDMAN SACHS VIT MID CAP VALUE FUND
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Service Shares (t)     $ 86.38            --               --          --       (11.80)%
      Highest contract charge 1.34% Service Shares (t)    $ 86.03            --               --          --       (12.14)%
      All contract charges                                     --            43          $ 3,873        1.38%          --
2010  Lowest contract charge 0.90% Service Shares (t)     $107.80            --               --          --         7.99%
      Highest contract charge 1.20% Service Shares (t)    $107.57            --               --          --         7.77%
      All contract charges                                     --             3          $   377        1.16%          --
INVESCO V.I. DIVIDEND GROWTH FUND (W)
      Unit Value 1.00% to 1.20%*
2011  Lowest contract charge 1.00% Series II (z)          $ 90.74            --               --          --        (8.50)%
      Highest contract charge 1.20% Series II (z)         $ 90.43            --               --          --        (8.63)%
      All contract charges                                     --             2          $   139        0.00%          --
INVESCO V.I. GLOBAL REAL ESTATE FUND
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Series II (t)          $103.15            --               --          --        (7.20)%
      Highest contract charge 1.45% Series II (t)         $ 87.60            --               --          --       (11.03)%
      All contract charges                                     --           118          $12,045        4.79%          --
2010  Lowest contract charge 0.70% Series II (t)          $109.44            --               --          --         5.19%
      Highest contract charge 1.34% Series II (t)         $109.21            --               --          --         5.00%
      All contract charges                                     --            33          $ 3,634        1.16%          --
INVESCO V.I. HIGH YIELD FUND
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Series II (aa)         $ 95.38            --               --          --        (4.60)%
      Highest contract charge 1.34% Series II (aa)        $ 94.99            --               --          --        (4.97)%
      All contract charges                                     --            28          $ 2,717        0.00%          --

                                    FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                        ----------------------------------------------------------------
                                                                          UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                        UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                        ---------- ------------------- ---------- -------------- ---------
INVESCO V.I. INTERNATIONAL GROWTH FUND
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Series II (t)         $ 87.16            --               --          --       (10.41)%
      Highest contract charge 1.34% Series II (t)        $ 86.80            --               --          --       (10.76)%
      All contract charges                                    --            89          $ 8,406        0.59%          --
2010  Lowest contract charge 0.90% Series II (t)         $109.72            --               --          --        11.11%
      Highest contract charge 1.20% Series II (t)        $109.49            --               --          --        10.89%
      All contract charges                                    --            12          $ 1,264        1.91%          --
INVESCO V.I. MID CAP CORE EQUITY FUND
      Unit Value 0.50% to 1.34%*
2011  Lowest contract charge 0.50% Series II (t)         $106.96            --               --          --        (6.97)%
      Highest contract charge 1.34% Series II (t)        $105.76            --               --          --        (7.75)%
      All contract charges                                    --            67          $ 7,017        0.11%          --
2010  Lowest contract charge 0.70% Series II (t)         $114.89            --               --          --         9.90%
      Highest contract charge 1.34% Series II (t)        $114.65            --               --          --         9.70%
      All contract charges                                    --            16          $ 1,938        0.11%          --
INVESCO V.I. SMALL CAP EQUITY FUND
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Series II (t)         $122.49            --               --          --        (1.68)%
      Highest contract charge 1.34% Series II (t)        $121.44            --               --          --        (2.31)%
      All contract charges                                    --            33          $ 3,749        0.00%          --
2010  Lowest contract charge 0.70% Series II (t)         $124.58            --               --          --        17.58%
      Highest contract charge 1.34% Series II (t)        $124.31            --               --          --        17.37%
      All contract charges                                    --             5          $   788        0.00%          --
IVY FUNDS VIP ENERGY
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Common Shares (t)     $103.21            --               --          --        (9.53)%
      Highest contract charge 1.45% Common Shares (t)    $ 86.86            --               --          --       (12.04)%
      All contract charges                                    --           143          $16,122        0.00%          --
2010  Lowest contract charge 0.70% Common Shares (t)     $128.82            --               --          --        24.79%
      Highest contract charge 1.34% Common Shares (t)    $128.55            --               --          --        24.57%
      All contract charges                                    --            29          $ 3,760        0.00%          --
IVY FUNDS VIP HIGH INCOME
      Unit Value 0.50% to 1.34%*
2011  Lowest contract charge 0.50% Common Shares (v)     $111.56            --               --          --         4.73%
      Highest contract charge 1.34% Common Shares (v)    $110.31            --               --          --         3.85%
      All contract charges                                    --           301          $33,347        6.59%          --
2010  Lowest contract charge 0.70% Common Shares (v)     $106.45            --               --          --         4.86%
      Highest contract charge 1.34% Common Shares (v)    $106.22            --               --          --         4.67%
      All contract charges                                    --            53          $ 5,682        0.00%          --
IVY FUNDS MID CAP GROWTH
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Common Shares (aa)    $ 90.05            --               --          --        (7.12)%
      Highest contract charge 1.34% Common Shares (aa)   $ 89.68            --               --          --        (7.48)%
      All contract charges                                    --            64          $ 5,792        0.00%          --
IVY FUNDS VIP SMALL CAP GROWTH
      Unit Value 0.50% to 1.34%*
2011  Lowest contract charge 0.50% Common Shares (t)     $ 79.53            --               --          --       (16.05)%
      Highest contract charge 1.34% Common Shares (t)    $ 79.10            --               --          --       (16.49)%
      All contract charges                                    --            32          $ 2,757        0.35%          --
2010  Lowest contract charge 0.90% Common Shares (t)     $112.82            --               --          --        13.52%
      Highest contract charge 1.20% Common Shares (t)    $112.58            --               --          --        13.30%
      All contract charges                                    --             2          $   268        0.00%          --

                                    FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                        ----------------------------------------------------------------
                                                                          UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                        UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                        ---------- ------------------- ---------- -------------- ---------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Service Shares (v)    $ 92.74             --               --         --       (18.44)%
      Highest contract charge 1.45% Service Shares (v)   $ 82.12             --               --         --       (15.20)%
      All contract charges                                    --            499         $ 45,930       2.84%          --
2010  Lowest contract charge 0.50% Service Shares (v)    $113.71             --               --         --         8.60%
      Highest contract charge 1.34% Service Shares (v)   $113.40             --               --         --         8.34%
      All contract charges                                    --            144         $ 16,398       1.82%          --
MFS(R) INTERNATIONAL VALUE PORTFOLIO
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Service Class (t)     $108.65             --               --         --        (2.46)%
      Highest contract charge 1.34% Service Class (t)    $107.72             --               --         --        (3.09)%
      All contract charges                                    --            281         $ 29,846       1.30%          --
2010  Lowest contract charge 0.70% Service Class (t)     $111.39             --               --         --         7.84%
      Highest contract charge 1.34% Service Class (t)    $111.16             --               --         --         7.65%
      All contract charges                                    --             55         $  6,102       0.00%          --
MFS(R) INVESTORS GROWTH STOCK SERIES
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Service Class (v)     $118.75             --               --         --        (0.34)%
      Highest contract charge 1.34% Service Class (v)    $117.74             --               --         --        (0.98)%
      All contract charges                                    --             22         $  2,551       0.26%          --
2010  Lowest contract charge 0.70% Service Class (v)     $119.15             --               --         --        12.10%
      Highest contract charge 1.34% Service Class (v)    $118.90             --               --         --        11.90%
      All contract charges                                    --              3         $    314       0.00%          --
MFS(R) INVESTORS TRUST SERIES
      Unit Value 0.90% to 1.34%*
2011  Lowest contract charge 0.90% Service Class (t)     $111.25             --               --         --        (3.29)%
      Highest contract charge 1.34% Service Class (t)    $110.60             --               --         --        (3.72)%
      All contract charges                                    --             32         $  3,388       0.82%          --
2010  Lowest contract charge 0.90% Service Class (t)     $115.04             --               --         --         9.34%
      Highest contract charge 1.34% Service Class (t)    $114.87             --               --         --         9.20%
      All contract charges                                    --             16         $  1,748       0.00%          --
MFS(R) TECHNOLOGY PORTFOLIO
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Service Class (v)     $120.03             --               --         --         0.55%
      Highest contract charge 1.45% Service Class (v)    $ 92.48             --               --         --        (3.74)%
      All contract charges                                    --             80         $  9,624       0.00%          --
2010  Lowest contract charge 0.70% Service Class (v)     $119.29             --               --         --        11.34%
      Highest contract charge 1.34% Service Class (v)    $119.04             --               --         --        11.14%
      All contract charges                                    --             16         $  1,973       0.00%          --
MFS(R) UTILITIES SERIES
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Service Class (v)     $117.74             --               --         --         5.98%
      Highest contract charge 1.45% Service Class (v)    $ 94.91             --               --         --        (3.94)%
      All contract charges                                    --            175         $ 20,340       3.47%          --
2010  Lowest contract charge 0.70% Service Class (v)     $111.03             --               --         --         9.36%
      Highest contract charge 1.34% Service Class (v)    $110.79             --               --         --         9.16%
      All contract charges                                    --             19         $  2,068       0.00%          --
MULTIMANAGER AGGRESSIVE EQUITY (L)(U)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class A               $ 93.39             --               --         --        (6.52)%
      Highest contract charge 1.45% Class A              $ 66.42             --               --         --        (7.42)%
      All contract charges                                    --          6,544         $497,562       0.15%          --
2010  Lowest contract charge 0.50% Class A               $ 99.90             --               --         --        17.31%
      Highest contract charge 1.45% Class A              $ 71.74             --               --         --        16.19%
      All contract charges                                    --          7,304         $598,009       0.87%          --

                                    FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
MULTIMANAGER AGGRESSIVE EQUITY (L)(U) (CONTINUED)
2009  Lowest contract charge 0.50% Class A    $ 85.16             --               --         --        36.94%
      Highest contract charge 1.45% Class A   $ 61.74             --               --         --        35.63%
      All contract charges                         --          7,754         $543,315       0.40%          --
2008  Lowest contract charge 0.50% Class A    $ 62.19             --               --         --       (46.81)%
      Highest contract charge 1.45% Class A   $ 45.52             --               --         --       (47.32)%
      All contract charges                         --          7,902         $406,785       0.49%          --
2007  Lowest contract charge 0.50% Class A    $116.93             --               --         --        11.11%
      Highest contract charge 1.45% Class A   $ 86.41             --               --         --        10.03%
      All contract charges                         --          8,900         $867,396       0.10%          --
MULTIMANAGER AGGRESSIVE EQUITY (L)(U)
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B    $ 70.00             --               --         --        (6.75)%
      Highest contract charge 1.30% Class B   $ 88.48             --               --         --        (7.49)%
      All contract charges                         --            303         $ 20,908       0.15%          --
2010  Lowest contract charge 0.50% Class B    $ 75.07             --               --         --        17.02%
      Highest contract charge 1.30% Class B   $ 95.64             --               --         --        16.10%
      All contract charges                         --            367         $ 27,322       0.87%          --
2009  Lowest contract charge 0.50% Class B    $ 64.15             --               --         --        36.58%
      Highest contract charge 1.30% Class B   $ 82.38             --               --         --        35.52%
      All contract charges                         --            279         $ 17,675       0.40%          --
2008  Lowest contract charge 0.50% Class B    $ 46.97             --               --         --       (46.94)%
      Highest contract charge 1.30% Class B   $ 60.79             --               --         --       (47.37)%
      All contract charges                         --            133         $  6,081       0.49%          --
2007  Lowest contract charge 0.50% Class B    $ 88.52             --               --         --        10.83%
      Highest contract charge 1.30% Class B   $115.50             --               --         --         9.95%
      All contract charges                         --            159         $ 13,842       0.10%          --
MULTIMANAGER CORE BOND
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $155.17             --               --         --         5.28%
      Highest contract charge 1.45% Class B   $140.97             --               --         --         4.28%
      All contract charges                         --            844         $120,045       2.57%          --
2010  Lowest contract charge 0.50% Class B    $147.39             --               --         --         5.68%
      Highest contract charge 1.45% Class B   $135.19             --               --         --         4.66%
      All contract charges                         --            818         $111,731       2.80%          --
2009  Lowest contract charge 0.50% Class B    $139.47             --               --         --         7.77%
      Highest contract charge 1.45% Class B   $129.17             --               --         --         6.74%
      All contract charges                         --            666         $ 86,980       3.57%          --
2008  Lowest contract charge 0.50% Class B    $129.41             --               --         --         1.95%
      Highest contract charge 1.45% Class B   $121.01             --               --         --         0.98%
      All contract charges                         --            582         $ 71,497       4.88%          --
2007  Lowest contract charge 0.50% Class B    $126.94             --               --         --         5.73%
      Highest contract charge 1.45% Class B   $119.83             --               --         --         4.71%
      All contract charges                         --            594         $ 72,099       4.09%          --
MULTIMANAGER INTERNATIONAL EQUITY
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $116.60             --               --         --       (18.39)%
      Highest contract charge 1.45% Class B   $105.93             --               --         --       (19.17)%
      All contract charges                         --            489         $ 52,486       1.60%          --
2010  Lowest contract charge 0.50% Class B    $142.88             --               --         --         6.42%
      Highest contract charge 1.45% Class B   $131.06             --               --         --         5.40%
      All contract charges                         --            552         $ 73,081       2.93%          --
2009  Lowest contract charge 0.50% Class B    $134.26             --               --         --        29.27%
      Highest contract charge 1.45% Class B   $124.34             --               --         --        28.04%
      All contract charges                         --            597         $ 74,900       1.59%          --

                                    FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
MULTIMANAGER INTERNATIONAL EQUITY (CONTINUED)
2008  Lowest contract charge 0.50% Class B    $103.86            --                --         --       (47.50)%
      Highest contract charge 1.45% Class B   $ 97.11            --                --         --       (48.00)%
      All contract charges                         --           616          $ 60,647       1.53%          --
2007  Lowest contract charge 0.50% Class B    $197.82            --                --         --        11.87%
      Highest contract charge 1.45% Class B   $186.75            --                --         --        10.79%
      All contract charges                         --           644          $121,692       0.72%          --
MULTIMANAGER LARGE CAP CORE EQUITY
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $109.12            --                --         --        (7.81)%
      Highest contract charge 1.45% Class B   $ 99.14            --                --         --        (8.69)%
      All contract charges                         --           125          $ 12,610       0.30%          --
2010  Lowest contract charge 0.50% Class B    $118.37            --                --         --        10.98%
      Highest contract charge 1.45% Class B   $108.58            --                --         --         9.93%
      All contract charges                         --           137          $ 15,023       0.26%          --
2009  Lowest contract charge 0.50% Class B    $106.66            --                --         --        31.86%
      Highest contract charge 1.45% Class B   $ 98.77            --                --         --        30.58%
      All contract charges                         --           150          $ 15,024       1.43%          --
2008  Lowest contract charge 0.50% Class B    $ 80.89            --                --         --       (39.85)%
      Highest contract charge 1.45% Class B   $ 75.64            --                --         --       (40.41)%
      All contract charges                         --           159          $ 12,192       0.51%          --
2007  Lowest contract charge 0.50% Class B    $134.47            --                --         --         4.48%
      Highest contract charge 1.45% Class B   $126.94            --                --         --         3.47%
      All contract charges                         --           173          $ 22,281       0.43%          --
MULTIMANAGER LARGE CAP VALUE
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $124.43            --                --         --        (6.00)%
      Highest contract charge 1.45% Class B   $113.05            --                --         --        (6.89)%
      All contract charges                         --           414          $ 47,447       0.98%          --
2010  Lowest contract charge 0.50% Class B    $132.37            --                --         --        12.22%
      Highest contract charge 1.45% Class B   $121.41            --                --         --        11.51%
      All contract charges                         --           468          $ 57,445       0.87%          --
2009  Lowest contract charge 0.50% Class B    $117.95            --                --         --        22.65%
      Highest contract charge 1.45% Class B   $108.88            --                --         --        21.09%
      All contract charges                         --           507          $ 55,659       1.87%          --
2008  Lowest contract charge 0.50% Class B    $ 96.17            --                --         --       (37.77)%
      Highest contract charge 1.45% Class B   $ 89.92            --                --         --       (38.36)%
      All contract charges                         --           523          $ 47,681       1.42%          --
2007  Lowest contract charge 0.50% Class B    $154.53            --                --         --         3.12%
      Highest contract charge 1.45% Class B   $145.88            --                --         --         2.13%
      All contract charges                         --           501            73,897       1.12%          --
MULTIMANAGER MID CAP GROWTH
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class B    $114.08            --                --         --        (8.53)%
      Highest contract charge 1.45% Class B   $105.75            --                --         --        (9.22)%
      All contract charges                         --           573          $ 61,816       0.00%          --
2010  Lowest contract charge 0.50% Class B    $127.00            --                --         --        26.24%
      Highest contract charge 1.45% Class B   $116.49            --                --         --        25.04%
      All contract charges                         --           642          $ 76,165       0.00%          --
2009  Lowest contract charge 0.50% Class B    $100.60            --                --         --        41.07%
      Highest contract charge 1.45% Class B   $ 93.16            --                --         --        39.71%
      All contract charges                         --           679          $ 64,442       0.00%          --
2008  Lowest contract charge 0.50% Class B    $ 71.31            --                --         --       (43.86)%
      Highest contract charge 1.45% Class B   $ 66.68            --                --         --       (44.40)%
      All contract charges                         --           679          $ 46,112       0.00%          --

                                    FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
MULTIMANAGER MID CAP GROWTH (CONTINUED)
2007  Lowest contract charge 0.50% Class B    $127.03            --                --         --        11.34%
      Highest contract charge 1.45% Class B   $119.92            --                --         --        10.27%
      All contract charges                         --           730          $ 88,998       0.00%          --
MULTIMANAGER MID CAP VALUE
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $141.96            --                --         --       (13.77)%
      Highest contract charge 1.45% Class B   $128.97            --                --         --       (14.58)%
      All contract charges                         --           440          $ 57,115       0.02%          --
2010  Lowest contract charge 0.50% Class B    $164.62            --                --         --        24.29%
      Highest contract charge 1.45% Class B   $150.99            --                --         --        23.10%
      All contract charges                         --           487          $ 74,122       0.77%          --
2009  Lowest contract charge 0.50% Class B    $132.45            --                --         --        43.64%
      Highest contract charge 1.45% Class B   $122.66            --                --         --        42.28%
      All contract charges                         --           487          $ 60,246       3.10%          --
2008  Lowest contract charge 0.50% Class B    $ 92.21            --                --         --       (36.28)%
      Highest contract charge 1.45% Class B   $ 86.21            --                --         --       (36.90)%
      All contract charges                         --           478          $ 41,835       0.45%          --
2007  Lowest contract charge 0.50% Class B    $144.72            --                --         --        (0.41)%
      Highest contract charge 1.45% Class B   $136.63            --                --         --        (1.36)%
      All contract charges                         --           514          $ 71,135       0.00%          --
MULTIMANAGER MULTI-SECTOR BOND
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class A    $ 98.22            --                --         --         4.80%
      Highest contract charge 1.45% Class A   $ 95.68            --                --         --         3.81%
      All contract charges                         --           546          $ 88,897       3.96%          --
2010  Lowest contract charge 0.50% Class A    $ 93.72            --                --         --         6.36%
      Highest contract charge 1.45% Class A   $ 92.17            --                --         --         5.35%
      All contract charges                         --           586          $ 92,038       2.82%          --
2009  Lowest contract charge 0.50% Class A    $ 88.11            --                --         --         9.36%
      Highest contract charge 1.45% Class A   $ 87.49            --                --         --         8.32%
      All contract charges                         --           599          $ 89,248       4.66%          --
2008  Lowest contract charge 0.50% Class A    $ 80.57            --                --         --       (23.70)%
      Highest contract charge 1.45% Class A   $ 80.77            --                --         --       (24.43)%
      All contract charges                         --           645          $ 88,735       9.05%          --
2007  Lowest contract charge 0.50% Class A    $105.59            --                --         --         2.88%
      Highest contract charge 1.45% Class A   $106.88            --                --         --         1.90%
      All contract charges                         --           749          $136,313       7.58%          --
MULTIMANAGER MULTI-SECTOR BOND
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B    $127.26            --                --         --         4.55%
      Highest contract charge 1.30% Class B   $ 93.07            --                --         --         3.72%
      All contract charges                         --           289          $ 29,574       3.96%          --
2010  Lowest contract charge 0.50% Class B    $121.72            --                --         --         6.09%
      Highest contract charge 1.30% Class B   $ 89.73            --                --         --         5.26%
      All contract charges                         --           305          $ 30,085       2.82%          --
2009  Lowest contract charge 0.50% Class B    $114.73            --                --         --         9.10%
      Highest contract charge 1.30% Class B   $ 85.24            --                --         --         8.23%
      All contract charges                         --           277          $ 26,252       4.66%          --
2008  Lowest contract charge 0.50% Class B    $105.16            --                --         --       (23.89)%
      Highest contract charge 1.30% Class B   $ 78.76            --                --         --       (24.49)%
      All contract charges                         --           298          $ 26,227       9.05%          --
2007  Lowest contract charge 0.50% Class B    $138.16            --                --         --         2.62%
      Highest contract charge 1.30% Class B   $104.30            --                --         --         1.81%
      All contract charges                         --           384          $ 44,436       7.58%          --

                                    FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------
                                                                         UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                       UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                       ---------- ------------------- ---------- -------------- ---------
MULTIMANAGER SMALL CAP GROWTH (D)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B              $114.12             --               --         --       (16.10)%
      Highest contract charge 1.45% Class B             $106.47             --               --         --       (16.90)%
      All contract charges                                   --            365         $ 39,106       0.00%          --
2010  Lowest contract charge 0.50% Class B              $136.02             --               --         --        27.01%
      Highest contract charge 1.45% Class B             $128.13             --               --         --        25.81%
      All contract charges                                   --            410         $ 52,764       0.00%          --
2009  Lowest contract charge 0.50% Class B              $107.09             --               --         --        33.86%
      Highest contract charge 1.45% Class B             $101.85             --               --         --        32.58%
      All contract charges                                   --            429         $ 43,863       0.00%          --
2008  Lowest contract charge 0.50% Class B              $ 80.00             --               --         --       (42.40)%
      Highest contract charge 1.45% Class B             $ 76.82             --               --         --       (42.96)%
      All contract charges                                   --            416         $ 32,215       0.00%          --
2007  Lowest contract charge 0.50% Class B              $138.89             --               --         --         3.16%
      Highest contract charge 1.45% Class B             $134.67             --               --         --         2.17%
      All contract charges                                   --            439         $ 59,581       0.00%          --
MULTIMANAGER SMALL CAP VALUE
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B              $163.11             --               --         --        (9.47)%
      Highest contract charge 1.45% Class B             $120.74             --               --         --       (10.34)%
      All contract charges                                   --            696         $107,551       0.07%          --
2010  Lowest contract charge 0.50% Class B              $180.17             --               --         --        23.89%
      Highest contract charge 1.45% Class B             $134.66             --               --         --        22.70%
      All contract charges                                   --            783         $134,605       0.15%          --
2009  Lowest contract charge 0.50% Class B              $145.43             --               --         --        25.78%
      Highest contract charge 1.45% Class B             $109.75             --               --         --        24.59%
      All contract charges                                   --            853         $119,151       1.05%          --
2008  Lowest contract charge 0.50% Class B              $115.62             --               --         --       (38.17)%
      Highest contract charge 1.45% Class B             $ 88.09             --               --         --       (38.77)%
      All contract charges                                   --            872         $ 97,762       0.25%          --
2007  Lowest contract charge 0.50% Class B              $187.01             --               --         --       (10.30)%
      Highest contract charge 1.45% Class B             $143.86             --               --         --       (11.16)%
      All contract charges                                   --            957         $174,548       0.31%          --
MULTIMANAGER TECHNOLOGY
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B              $119.81             --               --         --        (5.30)%
      Highest contract charge 1.45% Class B             $108.85             --               --         --        (6.20)%
      All contract charges                                   --            978         $108,102       0.00%          --
2010  Lowest contract charge 0.50% Class B              $126.51             --               --         --        17.11%
      Highest contract charge 1.45% Class B             $116.04             --               --         --        16.00%
      All contract charges                                   --          1,075         $126,366       0.00%          --
2009  Lowest contract charge 0.50% Class B              $108.02             --               --         --        57.65%
      Highest contract charge 1.45% Class B             $100.03             --               --         --        56.15%
      All contract charges                                   --          1,128         $114,338       0.00%          --
2008  Lowest contract charge 0.50% Class B              $ 68.52             --               --         --       (47.34)%
      Highest contract charge 1.45% Class B             $ 64.06             --               --         --       (47.85)%
      All contract charges                                   --            995         $ 64,569       0.00%          --
2007  Lowest contract charge 0.50% Class B              $130.12             --               --         --        17.63%
      Highest contract charge 1.45% Class B             $122.84             --               --         --        16.50%
      All contract charges                                   --          1,044         $129,627       0.00%          --
OPPENHEIMER MAIN STREET FUND(R) /VA
      Unit Value 0.50% to 1.20%*
2011  Lowest contract charge 0.50% Service Class (t)    $106.07             --               --         --        (0.80)%
      Highest contract charge 1.20% Service Class (t)   $104.81             --               --         --        (1.50)%
      All contract charges                                   --              2         $    187       0.41%          --

                                    FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------
                                                                         UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                       UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                       ---------- ------------------- ---------- -------------- ---------
OPPENHEIMER MAIN STREET FUND(R) /VA (CONTINUED)
2010  Lowest contract charge 1.20% Service Class (t)    $106.41            --               --          --         7.17%
      Highest contract charge 1.20% Service Class (t)   $106.41            --               --          --         7.17%
      All contract charges                                   --            --          $    52        0.00%          --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
      Unit Value 0.50% to 1.20%*
2011  Lowest contract charge 0.50% Advisor Class (t)    $113.87            --               --          --        (8.01)%
      Highest contract charge 1.20% Advisor Class (t)   $112.52            --               --          --        (8.65)%
      All contract charges                                   --            16          $ 1,926       14.41%          --
2010  Lowest contract charge 0.90% Advisor Class (t)    $123.43            --               --          --        22.88%
      Highest contract charge 1.20% Advisor Class (t)   $123.17            --               --          --        22.63%
      All contract charges                                   --             4          $   561       11.03%          --
TARGET 2015 ALLOCATION
      Unit Value 0.50% to 1.35%*
2011  Lowest contract charge 0.50% Class B              $102.23            --               --          --        (3.30)%
      Highest contract charge 1.35% Class B             $ 97.67            --               --          --        (4.13)%
      All contract charges                                   --           217          $21,215        1.57%          --
2010  Lowest contract charge 0.50% Class B              $105.72            --               --          --        10.17%
      Highest contract charge 1.45% Class B             $101.43            --               --          --         9.12%
      All contract charges                                   --           202          $20,501        1.52%          --
2009  Lowest contract charge 0.50% Class B              $ 95.96            --               --          --        19.71%
      Highest contract charge 1.45% Class B             $ 92.95            --               --          --        18.56%
      All contract charges                                   --           171          $15,922        4.64%          --
2008  Lowest contract charge 0.50% Class B              $ 80.16            --               --          --       (30.82)%
      Highest contract charge 1.45% Class B             $ 78.40            --               --          --       (31.49)%
      All contract charges                                   --           128          $10,137        3.62%          --
2007  Lowest contract charge 0.50% Class B              $115.88            --               --          --         6.70%
      Highest contract charge 1.45% Class B             $114.43            --               --          --         5.68%
      All contract charges                                   --            67          $ 7,845        5.13%          --
TARGET 2025 ALLOCATION
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B              $ 98.80            --               --          --        (4.38)%
      Highest contract charge 1.45% Class B             $ 93.88            --               --          --        (5.30)%
      All contract charges                                   --           306          $28,988        1.45%          --
2010  Lowest contract charge 0.50% Class B              $103.33            --               --          --        11.38%
      Highest contract charge 1.45% Class B             $ 99.13            --               --          --        10.32%
      All contract charges                                   --           272          $27,184        1.46%          --
2009  Lowest contract charge 0.50% Class B              $ 92.77            --               --          --        22.58%
      Highest contract charge 1.45% Class B             $ 89.86            --               --          --        21.42%
      All contract charges                                   --           222          $20,037        4.87%          --
2008  Lowest contract charge 0.50% Class B              $ 75.68            --               --          --       (35.34)%
      Highest contract charge 1.45% Class B             $ 74.01            --               --          --       (35.96)%
      All contract charges                                   --           143          $10,694        3.46%          --
2007  Lowest contract charge 0.50% Class B              $117.04            --               --          --         6.83%
      Highest contract charge 1.45% Class B             $115.57            --               --          --         5.80%
      All contract charges                                   --            80          $ 9,227        4.20%          --
TARGET 2035 ALLOCATION
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class B              $ 95.70            --               --          --        (5.31)%
      Highest contract charge 1.45% Class B             $ 91.92            --               --          --        (6.03)%
      All contract charges                                   --           258          $23,880        1.44%          --
2010  Lowest contract charge 0.50% Class B              $101.96            --               --          --        12.16%
      Highest contract charge 1.45% Class B             $ 97.82            --               --          --        11.09%
      All contract charges                                   --           219          $21,513        1.41%          --
2009  Lowest contract charge 0.50% Class B              $ 90.90            --               --          --        24.93%
      Highest contract charge 1.45% Class B             $ 88.05            --               --          --        23.74%
      All contract charges                                   --           169          $14,876        4.83%          --

                                    FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                         ----------------------------------------------------------------
                                                                           UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                         UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                         ---------- ------------------- ---------- -------------- ---------
TARGET 2035 ALLOCATION (CONTINUED)
2008  Lowest contract charge 0.50% Class B                $ 72.76            --               --          --       (38.34)%
      Highest contract charge 1.45% Class B               $ 71.16            --               --          --       (38.94)%
      All contract charges                                     --            97          $ 6,992        3.39%          --
2007  Lowest contract charge 0.50% Class B                $118.01            --               --          --         6.84%
      Highest contract charge 1.45% Class B               $116.54            --               --          --         5.83%
      All contract charges                                     --            40          $ 4,736        4.13%          --
TARGET 2045 ALLOCATION
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class B                $ 92.82            --               --          --        (6.19)%
      Highest contract charge 1.45% Class B               $ 89.15            --               --          --        (6.90)%
      All contract charges                                     --           179          $16,081        1.35%          --
2010  Lowest contract charge 0.50% Class B                $ 99.81            --               --          --        12.71%
      Highest contract charge 1.45% Class B               $ 95.76            --               --          --        11.65%
      All contract charges                                     --           147          $14,276        1.25%          --
2009  Lowest contract charge 0.50% Class B                $ 88.55            --               --          --        27.14%
      Highest contract charge 1.45% Class B               $ 85.77            --               --          --        25.91%
      All contract charges                                     --           117          $10,042        4.83%          --
2008  Lowest contract charge 0.50% Class B                $ 69.65            --               --          --       (41.63)%
      Highest contract charge 1.45% Class B               $ 68.12            --               --          --       (42.18)%
      All contract charges                                     --            69          $ 4,692        2.97%          --
2007  Lowest contract charge 0.50% Class B                $119.32            --               --          --         7.26%
      Highest contract charge 1.45% Class B               $117.82            --               --          --         6.23%
      All contract charges                                     --            29          $ 3,403        3.33%          --
TEMPLETON GLOBAL BOND SECURITIES FUND
      Unit Value 0.70% to 1.20%*
2011  Lowest contract charge 0.70% Class 2 (t)            $103.02            --               --          --        (1.56)%
      Highest contract charge 1.20% Class 2 (t)           $102.14            --               --          --        (2.06)%
      All contract charges                                     --            65          $ 6,603        5.27%          --
2010  Lowest contract charge 0.90% Class 2 (t)            $104.51            --               --          --         4.37%
      Highest contract charge 1.20% Class 2 (t)           $104.29            --               --          --         4.16%
      All contract charges                                     --            19          $ 2,035        0.24%          --
VAN ECK VIP GLOBAL HARD ASSETS FUND
      Unit Value 0.50% to 1.34%*
2011  Lowest contract charge 0.50% Class S Shares (aa)    $ 83.39            --               --          --       (16.43)%
      Highest contract charge 1.34% Class S Shares (aa)   $ 82.94            --               --          --       (16.86)%
      All contract charges                                     --            76          $ 6,314        0.00%          --

   ----------
  (a)Units were made available for sale on May 18, 2007.
  (b)A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
  (c)A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
  (d)A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
  (e)A substitution of EQ/Large Cap Value Plus was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
  (f)Units were made available for sale on August 17, 2007.
  (g)EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
  (h)EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
  (i)EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.
  (j)EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
  (k)EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
  (l)Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009.
  (m)EQ/Common Stock Index replaced EQ/Oppenheimer Main Street Opportunity due to a fund merger on September 18, 2009.
  (n)EQ/Small Company Index replaced EQ/Oppenheimer Main Street Small Cap Index due to a fund merger on September 18, 2009.
  (o)EQ/Quality Bond PLUS replaced EQ/Caywood Scholl High Yield Bond due to a fund merger on September 25, 2009.
  (p)EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
  (q)Units were made available for sale on July 10, 2009.
  (r)Units were made available for sale on September 18, 2009.
  (s)Units were made available for sale on September 30, 2009.
  (t)Units were made available on May 3, 2010.

                                    FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Concluded)

  (u)Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund substitution on September 17, 2010.
  (v)Units were made available on September 20, 2010.
  (w)Invesco V.I. Dividend Growth Fund replaced Invesco V.I. Financial Services Fund due to a fund merger on April 29, 2011.
  (x)EQ/Large Cap Growth PLUS replaced EQ/Capital Guardian Growth due to a fund merger on May 20, 2011.
  (y)EQ/Large Cap Value Index replaced EQ/Lord Abbett Growth and Income due to a fund merger on May 20, 2011.
  (z)Units were made available on May 2, 2011.
 (aa)Units were made available on May 20, 2011.
  * Expenses as percentage of average net assets consisting of mortality, risk, financial accounting and other expenses, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit value. Charges made directly to contract owner account through the redemption of units and expenses of the underlying Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.
  ** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Variable Investment Option from the Portfolio, net of trust fees and expenses divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of investment income by the Variable Investment Option is affected by the timing of the declaration of dividends by the underlying Portfolio in which the Variable Investment Option invests.
  ***These amounts represent the total return for the periods indicated, including changes in the value of the underlying Portfolio, and expenses assessed through the reduction of unit value. These ratios do not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2011 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-139

PART II, ITEM 8.

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm............................................... F-1

Consolidated Financial Statements:
 Consolidated Balance Sheets, December 31, 2011 and 2010.............................................. F-2
 Consolidated Statements of Earnings (Loss), Years Ended December 31, 2011, 2010 and 2009............. F-3
 Consolidated Statements of Comprehensive Income (Loss), Years Ended December 31, 2011, 2010 and 2009. F-5
 Consolidated Statements of Equity, Years Ended December 31, 2011, 2010 and 2009...................... F-6
 Consolidated Statements of Cash Flows, Years Ended December 31, 2011, 2010 and 2009.................. F-7
 Notes to Consolidated Financial Statements........................................................... F-9

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), of comprehensive income (loss), of equity and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("the Company") at December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed the manner in which it accounts for the costs associated with acquiring or renewing insurance contracts on January 1, 2012 and the manner in which it accounts for the recognition and presentation of other-than-temporary impairment losses on April 1, 2009.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 8, 2012, except for the effects of the change in accounting for costs associated with acquiring or renewing insurance contracts, discussed in Note 2 to the consolidated financial statements, as to which the date is August 29, 2012.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2011 AND 2010

                                                                                    2011        2010
                                                                                 ----------  ----------
                                                                                      (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair value............................ $   31,992  $   29,057
  Mortgage loans on real estate.................................................      4,281       3,571
  Equity real estate, held for the production of income.........................         99         140
  Policy loans..................................................................      3,542       3,581
  Other equity investments......................................................      1,707       1,618
  Trading securities............................................................        982         506
  Other invested assets.........................................................      2,340       1,413
                                                                                 ----------  ----------
   Total investments............................................................     44,943      39,886
Cash and cash equivalents.......................................................      3,227       2,155
Cash and securities segregated, at fair value...................................      1,280       1,110
Broker-dealer related receivables...............................................      1,327       1,389
Deferred policy acquisition costs...............................................      3,545       6,503
Goodwill and other intangible assets, net.......................................      3,697       3,702
Amounts due from reinsurers.....................................................      3,542       3,252
Loans to affiliates.............................................................      1,041       1,045
Guaranteed minimum income benefit reinsurance asset, at fair value..............     10,547       4,606
Other assets....................................................................      5,340       5,614
Separate Accounts' assets.......................................................     86,419      92,014
                                                                                 ----------  ----------

TOTAL ASSETS.................................................................... $  164,908  $  161,276
                                                                                 ==========  ==========

LIABILITIES
Policyholders' account balances................................................. $   26,033  $   24,654
Future policy benefits and other policyholders liabilities......................     21,595      18,965
Broker-dealer related payables..................................................        466         369
Customers related payables......................................................      1,889       1,770
Amounts due to reinsurers.......................................................         74          75
Short-term and long-term debt...................................................        645         425
Loans from affiliates...........................................................      1,325       1,325
Income taxes payable............................................................      5,104       3,657
Other liabilities...............................................................      3,815       3,075
Separate Accounts' liabilities..................................................     86,419      92,014
                                                                                 ----------  ----------
   Total liabilities............................................................    147,365     146,329
                                                                                 ----------  ----------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 17 and 18)

EQUITY
AXA Equitable's equity:
  Common stock, $1.25 par value, 2 million shares authorized, issued and
   outstanding.................................................................. $        2  $        2
  Capital in excess of par value................................................      5,743       5,593
  Retained earnings.............................................................      9,392       6,844
  Accumulated other comprehensive income (loss).................................       (297)       (610)
                                                                                 ----------  ----------
  Total AXA Equitable's equity..................................................     14,840      11,829
                                                                                 ----------  ----------
Noncontrolling interest.........................................................      2,703       3,118
                                                                                 ----------  ----------
   Total equity.................................................................     17,543      14,947
                                                                                 ----------  ----------

TOTAL LIABILITIES AND EQUITY.................................................... $  164,908  $  161,276
                                                                                 ==========  ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                            2011       2010      2009
                                                                         ---------  ---------  --------
                                                                                  (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee income............ $   3,312  $   3,067  $  2,918
Premiums................................................................       533        530       431
Net investment income (loss):
 Investment income (loss) from derivative instruments...................     2,374       (284)   (3,079)
 Other investment income (loss).........................................     2,128      2,260     2,099
                                                                         ---------  ---------  --------
   Total net investment income (loss)...................................     4,502      1,976      (980)
                                                                         ---------  ---------  --------
Investment gains (losses), net:
 Total other-than-temporary impairment losses...........................       (36)      (300)     (169)
 Portion of loss recognized in other comprehensive income (loss)........         4         18         6
                                                                         ---------  ---------  --------
   Net impairment losses recognized.....................................       (32)      (282)     (163)
 Other investment gains (losses), net...................................       (15)        98       217
                                                                         ---------  ---------  --------
     Total investment gains (losses), net...............................       (47)      (184)       54
                                                                         ---------  ---------  --------
Commissions, fees and other income......................................     3,631      3,702     3,385
Increase (decrease) in the fair value of the reinsurance contract asset.     5,941      2,350    (2,566)
                                                                         ---------  ---------  --------
 Total revenues.........................................................    17,872     11,441     3,242
                                                                         ---------  ---------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.................................................     4,360      3,082     1,298
Interest credited to policyholders' account balances....................       999        950     1,004
Compensation and benefits...............................................     2,206      1,953     1,859
Commissions.............................................................     1,195      1,044     1,033
Distribution related payments...........................................       303        287       234
Amortization of deferred sales commissions..............................        38         47        55
Interest expense........................................................       106        106       107
Amortization of deferred policy acquisition costs.......................     3,620       (326)       41
Capitalization of deferred policy acquisition costs.....................      (759)      (655)     (687)
Rent expense............................................................       250        244       258
Amortization of other intangible assets.................................        24         23        24
Other operating costs and expenses......................................     1,406      1,438     1,309
                                                                         ---------  ---------  --------
     Total benefits and other deductions................................    13,748      8,193     6,535
                                                                         ---------  ---------  --------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
                                  (CONTINUED)

                                                                                   2011      2010      2009
                                                                                 --------  --------  --------
                                                                                         (IN MILLIONS)
Earnings (loss) from continuing operations, before income taxes................. $  4,124  $  3,248  $ (3,293)
Income tax (expense) benefit....................................................   (1,298)     (789)    1,347
                                                                                 --------  --------  --------

Earnings (loss) from continuing operations, net of income taxes.................    2,826     2,459    (1,946)
Earnings (loss) from discontinued operations, net of income taxes...............       --        --         3
                                                                                 --------  --------  --------

Net earnings (loss).............................................................    2,826     2,459    (1,943)
  Less: net (earnings) loss attributable to the noncontrolling interest.........      101      (235)     (359)
                                                                                 --------  --------  --------

Net Earnings (Loss) Attributable to AXA Equitable............................... $  2,927  $  2,224  $ (2,302)
                                                                                 ========  ========  ========

Amounts attributable to AXA Equitable:
  Earnings (loss) from continuing operations, net of income taxes............... $  2,927  $  2,224  $ (2,305)
  Earnings (loss) from discontinued operations, net of income taxes.............       --        --         3
                                                                                 --------  --------  --------
Net Earnings (Loss)............................................................. $  2,927  $  2,224  $ (2,302)
                                                                                 ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                                 2011      2010      2009
                                                                               --------  --------  --------
                                                                                       (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)........................................................... $  2,826  $  2,459  $ (1,943)
                                                                               --------  --------  --------

Other comprehensive income (loss) net of income taxes:
Cumulative impact of implementing new accounting guidance, net of taxes.......       --        --       (29)
Change in unrealized gains (losses), net of reclassification adjustment.......      366       459     1,360
Defined benefit plans:
 Net gain (loss) arising during year..........................................     (169)     (121)      (65)
 Less: reclassification adjustment for:
     Amortization of net (gains) losses included in net periodic cost.........       94        82        65
     Amortization of net prior service credit included in net periodic cost...        1        (1)       (3)
                                                                               --------  --------  --------
       Other comprehensive income (loss) -- defined benefit plans.............      (74)      (40)       (3)
                                                                               --------  --------  --------

Total other comprehensive income (loss), net of income taxes..................      292       419     1,328
                                                                               --------  --------  --------

Comprehensive income (loss)...................................................    3,118     2,878      (615)
                                                                               --------  --------  --------

 Less: Comprehensive (income) loss attributable to noncontrolling interest....      122      (228)     (425)
                                                                               --------  --------  --------

Comprehensive Income (Loss) Attributable to AXA Equitable..................... $  3,240  $  2,650  $ (1,040)
                                                                               ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                                           2011       2010       2009
                                                                                        ---------  ---------  ---------
                                                                                                 (IN MILLIONS)
EQUITY
AXA Equitable's Equity:
 Common stock, at par value, beginning and end of year................................. $       2  $       2  $       2
                                                                                        ---------  ---------  ---------

 Capital in excess of par value, beginning of year.....................................     5,593      5,583      5,184
 Sale of AllianceBernstein Units to noncontrolling interest............................        --         --        (54)
 Changes in capital in excess of par value.............................................       150         10        453
                                                                                        ---------  ---------  ---------
 Capital in excess of par value, end of year...........................................     5,743      5,593      5,583
                                                                                        ---------  ---------  ---------

 Retained earnings, beginning of year..................................................     6,844      4,920      8,413
 Impact of implementing new deferred policy acquisition costs accounting guidance, net
   of taxes............................................................................        --         --     (1,253)
                                                                                        ---------  ---------  ---------
 Retained earnings, beginning of year, as adjusted.....................................     6,844      4,920      7,160
 Net earnings (loss)...................................................................     2,927      2,224     (2,302)
 Stockholder dividends.................................................................      (379)      (300)        --
 Impact of implementing new accounting guidance, net of taxes..........................        --         --         62
                                                                                        ---------  ---------  ---------
 Retained earnings, end of year........................................................     9,392      6,844      4,920
                                                                                        ---------  ---------  ---------

 Accumulated other comprehensive income (loss), beginning of year......................      (610)    (1,036)    (2,236)
 Impact of implementing new deferred policy acquisition costs accounting guidance, net
   of taxes............................................................................        --         --        (29)
                                                                                        ---------  ---------  ---------
 Accumulated other comprehensive income (loss), beginning of year, as adjusted.........      (610)    (1,036)    (2,265)
 Impact of implementing new accounting guidance, net of taxes..........................        --         --        (62)
 Other comprehensive income (loss).....................................................       313        426      1,291
                                                                                        ---------  ---------  ---------
 Accumulated other comprehensive income (loss), end of year............................      (297)      (610)    (1,036)
                                                                                        ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR...........................................    14,840     11,829      9,469
                                                                                        ---------  ---------  ---------

 Noncontrolling interest, beginning of year............................................     3,118      3,269      2,897
 Purchase of AllianceBernstein Units by noncontrolling interest........................         1          5         --
 Purchase of AllianceBernstein Put.....................................................        --         --        135
 Purchase of noncontrolling interest in consolidated entity............................       (31)        (5)        --
 Repurchase of AllianceBernstein Holding units.........................................      (140)      (148)        --
 Net earnings (loss) attributable to noncontrolling interest...........................      (101)       235        359
 Dividends paid to noncontrolling interest.............................................      (312)      (357)      (320)
 Other comprehensive income (loss) attributable to noncontrolling interest.............       (21)        (7)        66
 Other changes in noncontrolling interest..............................................       189        126        132
                                                                                        ---------  ---------  ---------

     Noncontrolling interest, end of year..............................................     2,703      3,118      3,269
                                                                                        ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR.............................................................. $  17,543  $  14,947  $  12,738
                                                                                        =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                                              2011      2010      2009
                                                                                            --------  --------  --------
                                                                                                    (IN MILLIONS)
Net earnings (loss)........................................................................ $  2,826  $  2,459  $ (1,943)
Adjustments to reconcile net earnings (loss) to net cash provided by operating activities:
 Interest credited to policyholders' account balances......................................      999       950     1,004
 Universal life and investment-type product policy fee income..............................   (3,312)   (3,067)   (2,918)
 Net change in broker-dealer and customer related receivables/payables.....................      266       125    (1,353)
 (Income) loss related to derivative instruments...........................................   (2,374)      284     3,079
 Change in reinsurance recoverable with affiliate..........................................     (242)     (233)    1,486
 Investment (gains) losses, net............................................................       47       184       (54)
 Change in segregated cash and securities, net.............................................     (170)     (124)    1,587
 Change in deferred policy acquisition costs...............................................    2,861      (981)     (646)
 Change in future policy benefits..........................................................    2,110     1,136      (755)
 Change in income taxes payable............................................................    1,226       803    (1,298)
 Real estate asset write-off charge........................................................        5        26         3
 Change in the fair value of the reinsurance contract asset................................   (5,941)   (2,350)    2,566
 Amortization of deferred compensation.....................................................      418       178        88
 Amortization of deferred sales commission.................................................       38        47        55
 Amortization of reinsurance cost..........................................................      211       274       318
 Other depreciation and amortization.......................................................      146       161       156
 Amortization of other intangibles.........................................................       24        23        24
 Other, net................................................................................      (76)      111        18
                                                                                            --------  --------  --------

Net cash provided by (used in) operating activities........................................     (938)        6     1,417
                                                                                            --------  --------  --------

Cash flows from investing activities:
 Maturities and repayments of fixed maturities and mortgage loans on real estate...........    3,435     2,753     2,058
 Sales of investments......................................................................    1,141     3,398     6,737
 Purchases of investments..................................................................   (7,970)   (7,068)   (8,995)
 Cash settlements related to derivative instruments........................................    1,429      (651)   (2,564)
 Change in short-term investments..........................................................       16       (53)      140
 Decrease in loans to affiliates...........................................................       --         3         1
 Increase in loans to affiliates...........................................................       --        --      (250)
 Investment in capitalized software, leasehold improvements and EDP equipment..............     (104)      (62)     (120)
 Other, net................................................................................       25       (25)        9
                                                                                            --------  --------  --------

Net cash provided by (used in) investing activities........................................   (2,028)   (1,705)   (2,984)
                                                                                            --------  --------  --------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
                                  (CONTINUED)

                                                                         2011      2010      2009
                                                                       --------  --------  -------
                                                                              (IN MILLIONS)
Cash flows from financing activities:
 Policyholders' account balances:
   Deposits........................................................... $  4,461  $  3,187  $ 3,395
   Withdrawals and transfers to Separate Accounts.....................     (821)     (483)  (2,161)
 Change in short-term financings......................................      220       (24)     (36)
 Change in collateralized pledged liabilities.........................      989      (270)     126
 Change in collateralized pledged assets..............................       99       533     (632)
 Capital contribution.................................................       --        --      439
 Shareholder dividends paid...........................................     (379)     (300)      --
 Repurchase of AllianceBernstein Holding units........................     (221)     (235)      --
 Distribution to noncontrolling interest in consolidated subsidiaries.     (312)     (357)    (320)
 Other, net...........................................................        2        11      145
                                                                       --------  --------  -------

Net cash provided by (used in) financing activities...................    4,038     2,062      956
                                                                       --------  --------  -------

Change in cash and cash equivalents...................................    1,072       363     (611)
Cash and cash equivalents, beginning of year..........................    2,155     1,792    2,403
                                                                       --------  --------  -------

Cash and Cash Equivalents, End of Year................................ $  3,227  $  2,155  $ 1,792
                                                                       ========  ========  =======
Supplemental cash flow information:
 Interest Paid........................................................ $     16  $     19  $    17
                                                                       ========  ========  =======
 Income Taxes (Refunded) Paid......................................... $     36  $    (27) $    44
                                                                       ========  ========  =======

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is an indirect wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

   The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

   Insurance

   The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

   The Company's insurance business is conducted principally by AXA Equitable.

   Investment Management

   The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

   AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

   On January 6, 2009, AXA America Holdings Inc. ("AXA America"), the holding company for AXA Financial and an indirect wholly owned subsidiary of AXA, purchased the remaining 8.16 million AllianceBernstein Units from SCB Partners, Inc. ("SCB Partners") at a price of $18.349 per Unit pursuant to the final installment of the buy back agreement ("AB Put") related to AllianceBernstein's 2000 acquisition of SCB Inc. (the "Bernstein Acquisition"). As a result of this transaction, noncontrolling interest subject to redemption rights totaling $135 million were reclassified as noncontrolling interests in first quarter 2009.

   On March 30, 2009, AXA Financial Group sold 41.9 million limited partnership interests in AllianceBernstein ("AllianceBernstein Units") to an affiliate of AXA. As a result of the sale, AXA Financial Group's economic interest in AllianceBernstein was reduced to 46.4% upon completion of this transaction. AXA Equitable's economic interest remained unchanged at 37.1%. As AXA Equitable remains the General Partner of the limited partnership, AllianceBernstein continues to be consolidated in the Company's consolidated financial statements.

   At December 31, 2011 and 2010, the Company's economic interest in AllianceBernstein was 37.3% and 35.5%, respectively. At December 31, 2011 and 2010, respectively, AXA and its subsidiaries' economic interest in AllianceBernstein (including AXA Financial Group) was approximately 64.6% and 61.4%.

   In the first quarter of 2011, AXA sold its 50% interest in AllianceBernstein's consolidated Australian joint venture to an unaffiliated third party as part of a larger transaction. On March 31, 2011, AllianceBernstein purchased that 50% interest from the unaffiliated third party, making this Australian entity an indirect wholly-owned subsidiary. AllianceBernstein purchased the remaining 50% interest for $21 million. As a result, the Company's Noncontrolling interest decreased $27 million and AXA Equitable's equity increased $6 million.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   At December 31, 2011 and 2010, respectively, the Insurance Group's General Account held $1 million and $1 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") guidance Consolidation of Variable Interest Entities -- Revised. At December 31, 2011 and 2010, respectively, as reported in the consolidated balance sheet, these investments included $1 million and $1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2011 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

   Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

   At December 31, 2011, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $23 million in client AUM. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $100,000 in and prospective investment management fees earned from these entities.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2011," "2010" and "2009" refer to the years ended December 31, 2011, 2010 and 2009, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Retrospective Adoption of Accounting Pronouncements

   In October 2010, the FASB issued authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the amended guidance, an entity may defer incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. This amended guidance was effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and permits, but does not require, retrospective application. The Company adopted this guidance effective January 1, 2012, and applied the retrospective method of adoption.

   The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated balance sheets:

                                         AS PREVIOUSLY REPORTED    ADJUSTMENT          AS ADJUSTED
                                         --------------------   ----------------  --------------------
                                             DECEMBER 31,         DECEMBER 31,        DECEMBER 31,
                                         --------------------   ----------------  --------------------
                                            2011        2010      2011     2010      2011       2010
                                         ---------   ---------  -------  -------  ---------  ---------
                                                                 (IN MILLIONS)
ASSETS:
 Deferred policy acquisition costs...... $   4,653   $   8,383  $(1,108) $(1,880) $   3,545  $   6,503

LIABILITIES:
 Income taxes payable...................     5,491       4,315     (387)    (658)     5,104      3,657

EQUITY:
 Retained earnings......................    10,120       8,085     (728)  (1,241)     9,392      6,844
 Accumulated other comprehensive income
   (loss)...............................      (304)       (629)       7       19       (297)      (610)
 Total AXA Equitable's equity...........    15,561      13,051     (721)  (1,222)    14,840     11,829
 Total equity...........................    18,264      16,169     (721)  (1,222)    17,543     14,947

   The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated statements of earnings (loss):

                                                                  AS PREVIOUSLY
                                                                    REPORTED    ADJUSTMENT AS ADJUSTED
                                                                  ------------- ---------- -----------
                                                                             (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2011
 Benefits and Other Deductions:
   Amortization of deferred policy acquisition costs.............   $  4,680     $(1,060)   $  3,620
   Capitalization of deferred policy acquisition costs...........     (1,030)        271        (759)
 Earnings (loss) from continuing operations, before income taxes.      3,335         789       4,124
 Income tax (expense) benefit....................................     (1,022)       (276)     (1,298)
 Net earnings (loss).............................................      2,313         513       2,826
 Net Earnings (Loss) Attributable to AXA Equitable...............      2,414         513       2,927

YEAR ENDED DECEMBER 31, 2010
 Benefits and Other Deductions:
   Amortization of deferred policy acquisition costs.............   $    168     $  (494)   $   (326)
   Capitalization of deferred policy acquisition costs...........       (916)        261        (655)
 Earnings (loss) from continuing operations, before income taxes.      3,015         233       3,248
 Income tax (expense) benefit....................................       (707)        (82)       (789)
 Net earnings (loss).............................................      2,308         151       2,459
 Net Earnings (Loss) Attributable to AXA Equitable...............      2,073         151       2,224

YEAR ENDED DECEMBER 31, 2009
 Benefits and Other Deductions:
   Amortization of deferred policy acquisition costs.............   $    115     $   (74)   $     41
   Capitalization of deferred policy acquisition costs...........       (975)        288        (687)
 Earnings (loss) from continuing operations, before income taxes.     (3,079)       (214)     (3,293)
Income tax (expense) benefit.....................................      1,272          75       1,347
 Net earnings (loss).............................................     (1,804)       (139)     (1,943)
 Net Earnings (Loss) Attributable to AXA Equitable...............     (2,163)       (139)     (2,302)

The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated statements of cash flows:

                                                    AS PREVIOUSLY
                                                      REPORTED     ADJUSTMENT   AS ADJUSTED
                                                    ------------- ------------- -----------
                                                                  (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2011
   CASH FLOWS FROM OPERATING ACTIVITIES:
     Net earnings..................................   $  2,313       $  513      $  2,826
     Change in deferred policy acquisition costs...      3,650         (789)        2,861
     Change in income taxes payable................        950          276         1,226
YEAR ENDED DECEMBER 31, 2010
   CASH FLOWS FROM OPERATING ACTIVITIES:
     Net earnings..................................   $  2,308       $  151      $  2,459
     Change in deferred policy acquisition costs...       (747)        (234)         (981)
     Change in income taxes payable................        720           83           803
YEAR ENDED DECEMBER 31, 2009
   CASH FLOWS FROM OPERATING ACTIVITIES:
     Net earnings..................................   $ (1,804)      $ (139)     $ (1,943)
     Change in deferred policy acquisition costs...       (860)         214          (646)
     Change in income taxes payable................     (1,223)         (75)       (1,298)

   Adoption of New Accounting Pronouncements

   In June 2011, the FASB issued new guidance to amend the existing alternatives for presenting Other comprehensive income (loss) ("OCI") and its components in financial statements. The amendments eliminate the current option to report OCI and its components in the statement of changes in equity. An entity can elect to present items of net earnings (loss) and OCI in one continuous statement or in two separate, but consecutive statements. This guidance will not change the items that constitute net earnings (loss) and OCI, when an item of OCI must be reclassified to net earnings (loss). The new guidance also called for reclassification adjustments from OCI to be measured and presented by income statement line item in net earnings (loss) and in OCI. This guidance is effective for interim and annual periods beginning after December 15, 2011. Consistent with this guidance, the Company currently presents items of net earnings (loss) and OCI in two consecutive statements. In December 2011, the FASB issued new guidance to defer the portion of the guidance to present components of OCI on the face of the Consolidated statement of earnings (loss).

   In April 2011, the FASB issued new guidance for a creditor's determination of whether a restructuring is a troubled debt restructuring ("TDR"). The new guidance provided additional guidance to creditors for evaluating whether a modification or restructuring of a receivable is a TDR. The new guidance required creditors to evaluate modifications and restructurings of receivables using a more principles-based approach, which may result in more modifications and restructurings being considered TDR. The financial reporting implications of being classified as a TDR are that the creditor is required to:

    . Consider the receivable impaired when calculating the allowance for credit losses; and

    . Provide additional disclosures about its troubled debt restructuring activities in accordance with the requirements of recently issued guidance on disclosures about the credit quality of financing receivables and the allowance for credit losses.

   The new guidance was effective for the first interim or annual period beginning on or after June 15, 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In July 2010, the FASB issued new and enhanced disclosure requirements about the credit quality of financing receivables and the allowance for credit losses with the objective of providing greater transparency of credit risk exposures from lending arrangements in the form of loans and receivables and of accounting policies and methodology used to estimate the allowance for credit losses. These disclosure requirements include both qualitative information about credit risk assessment and monitoring and quantitative information about credit quality during and at the end of the reporting period, including current credit indicators, agings of past-due amounts, and carrying amounts of modified, impaired, and non-accrual loans. Several new terms critical to the application of these disclosures, such as "portfolio segments" and "classes", were defined by the FASB to provide guidance with respect to the appropriate level of disaggregation for the purpose of reporting this information. Except for disclosures of reporting period activity, or, more specifically, the credit loss allowance rollforward and the disclosures about troubled debt restructurings, all other disclosures required by this standard are to be presented for the annual period ending after December 15, 2010. Disclosures of reporting period activity or, more specifically, the credit loss allowance rollforward, which are effective in the first interim reporting period beginning after December 15, 2010 have been adopted. Comparative disclosures are not required for earlier periods presented for comparative purposes at initial adoption. Implementation of the effective guidance did not have a material impact on the Company's consolidated financial statements.

   In April 2010, the FASB issued new guidance on stock compensation. This guidance provides clarification that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity's equity securities trades and that may be different from the functional currency of the issuer, the functional currency of the subsidiary-employer, or the payroll currency of the employee-recipient, should be considered an equity award assuming all other criteria for equity classification are met. This guidance was effective for the first quarter of 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements as it is consistent with the policies and practices currently applied by the Company in accounting for share-based-payment awards.

   In January 2010, the FASB issued new guidance for improving disclosures about fair value measurements. This guidance requires a reporting entity to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and to describe the reasons for the transfers. In addition, for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances and settlements. This guidance was effective for interim and annual reporting periods ending on or after December 15, 2009 except for disclosures for Level 3 fair value measurements which was effective for the first quarter of 2011. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

   In June 2009, the FASB issued new guidance that modifies the approach and increases the frequency for assessing whether a VIE must be consolidated and requires additional disclosures about an entity's involvement with VIEs. The guidance removes the quantitative-based risks-and-rewards calculation for identifying the primary beneficiary and, instead, requires a variable-interest holder to qualitatively assess whether it has a controlling financial interest in a VIE, without consideration of kick-out and participating rights unless unilaterally held. Continuous reassessments of whether an enterprise is the primary beneficiary of a VIE are required. For calendar-year consolidated financial statements, this new guidance became effective for interim and annual reporting periods beginning
   January 1, 2010. All existing consolidation conclusions were required to be recalculated under this new guidance, resulting in the reassessment of certain VIEs in which AllianceBernstein had a minimal financial ownership interest for potential consolidated presentation in the Company's consolidated financial statements. In January 2010, the FASB deferred portions of this guidance as they relate to asset managers. As such, the Company determined that all entities for which the Company is a sponsor and/or investment manager, other than collateralized debt obligations and collateralized loan obligations (collectively "CDOs"), qualify for the scope deferral and continue to be assessed for consolidation under the previous guidance for consolidation of VIEs. Implementation of this guidance did not have a material effect on the Company consolidated financial statements.

   Beginning second quarter 2009, the Company implemented the new guidance that modified the recognition guidance for other-than-temporary impairments ("OTTI") of debt securities to make it more operational and expanded the presentation and disclosure of OTTI on debt and equity securities in the financial statements. For available-for-sale ("AFS") debt securities in an unrealized loss position, the total fair value loss is to be recognized in earnings (loss) as an OTTI if management intends to sell the debt security or more-likely-than-not will be required to sell the debt security before its anticipated recovery. If these criteria are not met, both qualitative and quantitative assessments are required to evaluate the security's collectability and determine whether an OTTI is considered to have occurred.

   The guidance required only the credit loss component of any resulting OTTI to be recognized in earnings (loss), as measured by the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security, while the remainder of the fair value loss is recognized in OCI. In periods subsequent to the recognition of an OTTI, the debt security is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis reduced by the amount of the OTTI recognized in earnings (loss).

   As required by the transition provisions of this guidance, at April 1, 2009, a cumulative effect adjustment was calculated for all AFS debt securities held for which an OTTI previously was recognized and for which there was no intention or likely requirement to sell the security before recovery of its amortized cost. This resulted in an increase to Retained earnings of $62 million at that date with a corresponding decrease to Accumulated other comprehensive income (loss) ("AOCI") to reclassify the noncredit portion of these previously recognized OTTI amounts. In addition, at April 1, 2009, the amortized cost basis of the AFS debt securities impacted by the reclassification adjustment was increased by $116 million, equal to the amount of the cumulative effect adjustment, without giving effect to deferred policy acquisition costs ("DAC") and tax. The fair value of AFS debt securities at April 1, 2009 was unchanged as a result of the implementation of this guidance.

   Earnings (loss) from continuing operations, net of income taxes, and Net earnings (loss) attributable to AXA Equitable for 2011, 2010 and 2009 reflected increases of $4 million, $18 million and $6 million, respectively, from recognition in OCI of the noncredit portions of OTTI subsequent to initial implementation of this guidance at April 1, 2009. The consolidated financial statements have been modified to separately present the total OTTI recognized in Investment gains (losses), net, with an offset for the amount of noncredit OTTI recognized in OCI, on the face of the consolidated statements of earnings (loss), and to present the OTTI recognized in AOCI on the face of the consolidated statements of equity and comprehensive income
   (loss) for all periods subsequent to implementation of this guidance. In addition, Note 3 has been expanded to include new disclosures about OTTI for debt securities regarding expected cash flows, and credit losses, including the methodologies and significant inputs used to determine those amounts.

   Future Adoption of New Accounting Pronouncements

   In December 2011, the FASB issued new and enhanced disclosures about offsetting (netting) of financial instruments and derivatives, including repurchase/reverse repurchase agreements and securities lending/borrowing arrangements, to converge with those required by International Financial Reporting Standards ("IFRS"). The disclosures require presentation in tabular format of gross and net information about assets and liabilities that either are offset (presented net) on the balance sheet or are subject to master netting agreements or similar arrangements providing rights of setoff, such as global master repurchase, securities lending, and derivative clearing agreements, irrespective of whether the assets and liabilities are offset. Financial instruments subject only to collateral agreements are excluded from the scope of these requirements, however, the tabular disclosures are required to include the fair values of financial collateral, including cash, related to master netting agreements or similar arrangements. This guidance is effective for interim and annual periods beginning after January 1, 2013 and is to be applied retrospectively to all comparative prior periods presented. Management does not expect that implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In September 2011, the FASB issued new guidance on testing goodwill for impairment. The guidance is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities with the option of performing a "qualitative" assessment to determine whether further impairment testing is necessary. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted for certain companies. Management does not expect that implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In May 2011, the FASB amended its guidance on fair value measurements and disclosure requirements to enhance comparability between U.S. GAAP and IFRS. The changes to the existing guidance include how and when the valuation premise of highest and best use applies, the application of premiums and discounts, as well as new required disclosures. This guidance is effective for reporting periods beginning after December 15, 2011, with early adoption prohibited. Management does not expect that implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   Closed Block

   As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the Superintendent of The New York State Department of Financial Services, Life Bureau (the "NYSDFS"), formerly the New York State Insurance Department. Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as AFS are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for OTTI. Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment gains (losses), net.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans are stated at unpaid principal balances.

   Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in Net earnings (loss).

   Corporate owned life insurance ("COLI") has been purchased by the Company on the lives of certain key employees; certain subsidiaries of the Company are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2011 and 2010, the carrying value of COLI was $737 million and $787 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Valuation Allowances for Mortgage Loans:

   For commercial and agricultural loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

    . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

    . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

    . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

    . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

    . Maturity -- Loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

    . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

    . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

    . Property condition -- Significant deferred maintenance observed during Lender's annual site inspections.

    . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   Mortgage loans also are individually evaluated quarterly by the IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on AXA Financial Group's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2011 and 2010, the carrying values of commercial and agricultural mortgage loans on real estate that had been classified as nonaccrual loans were $52 million and $0 million for commercial and $5 million and $3 million for agricultural, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring, the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Derivatives

   The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefit ("GMDB"), guaranteed minimum income benefit ("GMIB") and guaranteed withdrawal benefit for life ("GWBL") features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB/GWBL feature is that under-performance of the financial markets could result in GMIB/GWBL benefits being higher than what accumulated policyholders' account balances would support. The Company uses derivatives for asset/liability risk management primarily to reduce exposures to equity market declines and interest rate fluctuations. Derivative hedging strategies are designed to reduce these risks from an economic perspective while also considering their impacts on accounting results. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, market volatility and interest rates.

   A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. For GMDB, GMIB and GWBL, the Company retains certain risks including basis and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB and GWBL features that result from financial markets movements. A portion of exposure to realized interest rate volatility is hedged using swaptions and a portion of exposure to realized equity volatility is hedged using equity options and variance swaps. The Company has purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   GWBL features and reinsurance contracts covering GMIB exposure are considered derivatives for accounting purposes and, therefore, are reported in the balance sheet at their fair value. None of the derivatives used in these programs were designated as qualifying hedges under U.S. GAAP accounting guidance for derivatives and hedging. All gains (losses) on derivatives are reported in Net investment income (loss) in the consolidated statements of earnings (loss) except those resulting from changes in the fair values of the embedded derivatives, the GWBL features are reported in Policyholder's benefits and the GMIB reinsurance contracts are reported on a separate line in the consolidated statement of earnings, respectively.

   In addition to its hedging program that seeks to mitigate economic exposures specifically related to variable annuity contracts with GMDB, GMIB and GWBL features, the Company previously had hedging programs to provide additional protection against the adverse effects of equity market and interest rate declines on its statutory liabilities. At December 31, 2011, there were no outstanding balances in these programs.

   The Company periodically, including during 2011, has had in place a hedge program to partially protect against declining interest rates with respect to a part of its projected variable annuity sales. At December 31, 2011 there were no outstanding balances.

   The Company also uses equity indexed options to hedge its exposure to equity linked and commodity indexed crediting rates on annuity and life products.

   Margins or "spreads" on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, are intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. The Company currently uses swaptions to reduce the risk associated with minimum crediting rate guarantees on these interest-sensitive contracts.

   The Company is exposed to equity market fluctuations through investments in Separate Accounts and may enter into derivative contracts specifically to minimize such risk.

   At December 31, 2011, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $388 million. At December 31, 2011, the Company had open exchange-traded futures positions on the 2-year, 5-year, 10-year, 30-year U.S. Treasury Notes and Eurodollars having initial margin requirements of $165 million. At that same date, the Company had open exchange-traded future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $37 million. All exchange-traded futures contracts are net cash settled daily. All outstanding equity-based and treasury futures contracts at December 31, 2011 are exchange-traded and net settled daily in cash.

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes. A derivative with positive value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed. Alternatively, a derivative contract with negative value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed. However, generally if there is more than one derivative transaction with a single counterparty, a master netting arrangement exists with respect to derivative transactions with that counterparty to provide for net settlement.

   The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company controls and minimizes its counterparty exposure through a credit appraisal and approval process. In addition, the Company has executed various collateral arrangements with counterparties to over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities or those issued by government agencies. At December 31, 2011 and December 31, 2010, respectively, the Company held $1,438 million and $512 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets.

   Certain of the Company's standardized contracts for over-the-counter derivative transactions ("ISDA Master Agreements") contain credit risk related contingent provisions related to its credit rating. In some ISDA Master Agreements, if the credit rating falls below a specified threshold, either a default or a termination event permitting the counterparty to terminate the ISDA Master Agreement would be triggered. In all agreements that provide for collateralization, various levels of collateralization of net liability positions are applicable, depending upon the credit rating of the counterparty. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2011, and 2010, respectively, were $4 million and $84 million, for which the Company held collateral of $3 million in 2011, and posted collateral of $99 million in 2010, in the normal operation of its collateral arrangements. If the investment grade related contingent features had been triggered on December 31, 2011, the Company would not have been required to post material collateral to its counterparties.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Net investment income (loss) and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, DAC related to universal life ("UL") policies, investment-type products and participating traditional life policies.

   Fair Value of Other Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1  Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2  Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3  Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair values cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   At December 31, 2011 and 2010, respectively, investments classified as Level 1 comprise approximately 70.2% and 74.2% of invested assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2011 and 2010, respectively, investments classified as Level 2 comprise approximately 28.2% and 24.3% of invested assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. These valuation methodologies have been studied and evaluated by the Company and the resulting prices determined to be representative of exit values. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AllianceBernstein in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Securities Exchange Act of 1934, as amended ("Exchange Act") and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2011 and 2010, respectively, approximately $1,718 million and $1,726 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   As disclosed in Note 3, at December 31, 2011 and 2010, respectively, the net fair value of freestanding derivative positions is approximately $1,536 million and $540 million or approximately 65.6% and 38.2% of Other invested assets measured at fair value on a recurring basis. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable.

   The credit risk of the counterparty and of the Company are considered in determining the fair values of all OTC derivative asset and liability positions, respectively, after taking into account the effects of master netting agreements and collateral arrangements. Each reporting period, the Company values its derivative positions using the standard swap curve and evaluates whether to adjust the embedded credit spread to reflect changes in counterparty or its own credit standing. As a result, the Company reduced the fair value of its OTC derivative asset exposures by $11 million at December 31, 2011 to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the non-performance risk of the Company for purpose of determining the fair value of its OTC liability positions at December 31, 2011.

   At December 31, 2011 and 2010, respectively, investments classified as Level 3 comprise approximately 1.6% and 1.5% of invested assets measured at fair value on a recurring basis and primarily include corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2011 and 2010, respectively, were approximately $347 million and $277 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $1,082 million and $1,251 million of mortgage- and asset-backed securities, including commercial mortgage-backed securities ("CMBS"), are classified as Level 3 at December 31, 2011 and 2010, respectively. At December 31, 2011, the Company continued to apply a risk-adjusted present value technique to estimate the fair value of CMBS securities below the senior AAA tranche due to ongoing insufficient frequency and volume of observable trading activity in these securities. In applying this valuation methodology, the Company adjusted the projected cash flows of these securities for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from a third party service whose process placed significant reliance on market trading activity.

   Level 3 also includes the GMIB reinsurance asset and the GWBL features' liability, which are accounted for as derivative contracts. The GMIB reinsurance asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GWBL related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GWBL feature over a range of market-consistent economic scenarios. The valuations of both the GMIB asset and GWBL features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. Using methodology similar to that described for measuring non-performance risk of OTC derivative exposures, incremental adjustment is made to the resulting fair values of the GMIB asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties and of AXA Equitable, respectively. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB asset by $688 million and $147 million at December 31, 2011 and 2010, respectively, to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the AA quality claims-paying rating of AXA Equitable, therefore, no incremental adjustment was made for non-performance risk for purpose of determining the fair value of the GWBL features' liability embedded derivative at December 31, 2011 and 2010.

   Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. In 2011 and 2010, no assets were required to be measured at fair value on a non-recurring basis.

   Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2011 and 2010.

   Fair values for mortgage loans on real estate are measured by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   Other limited partnership interests and other equity investments, including interests in investment companies, are accounted for under the equity method.

   The fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting current market rates.

   Fair values for long-term debt are determined using published market values, when available, or contractual cash flows discounted at market interest rates. The fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's fair value of short-term borrowings approximates its carrying value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as herein described for such transactions with third-parties.

   Recognition of Insurance Income and Related Expenses

   Premiums from UL and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC. Due primarily to the significant decline in Separate Accounts balances during 2008 and a change in the estimate of average gross short-term annual return on Separate Accounts balances to 9.0%, future estimated gross profits for certain issue years for the Accumulator(R) products were expected to be negative as the increases in the fair values of derivatives used to hedge certain risks related to these products are recognized in current earnings while the related reserves do not fully and immediately reflect the impact of equity and interest market fluctuations. As required under U.S. GAAP, for those issue years with future estimated negative gross profits, the DAC amortization method was permanently changed in fourth quarter 2008 from one based on estimated gross profits to one based on estimated account balances for the Accumulator(R) products, subject to loss recognition testing. In second quarter 2011, the DAC amortization method was changed to one based on estimated account balances for all issue years for the Accumulator(R) products due to the continued volatility of margins and the continued emergence of periods of negative margins.

   For UL products and investment-type products, other than Accumulator(R) products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Currently, the average gross long-term return estimate is measured from December 31, 2008. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2011, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 9.0% (6.7% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Account fees) and 0.0% (-2.3% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. At December 31, 2011, current projections of future average gross market returns assume a 0.0% annualized return for the next quarter, which is within the maximum and minimum limitations, grading to a reversion to the mean of 9.0% in six quarters.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2011, the average rate of assumed investment yields, excluding policy loans, was 5.5% grading to 5.0% over 10 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of AXA Financial Group's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

   Contractholder Bonus Interest Credits

   Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   The Company issues or has issued certain variable annuity products with GMDB and GWBL features. The Company also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 2.12% to 10.7% for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

   At December 31, 2011, participating policies, including those in the Closed Block, represent approximately 6.8% ($24 billion) of directly written life insurance in-force, net of amounts ceded.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of six Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

   The investment results of Separate Accounts, including unrealized gains (losses), on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings (loss). For 2011, 2010 and 2009, investment results of such Separate Accounts were gains (losses) of $(2,928) million, $10,117 million and $15,465 million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management Revenues and Related Expenses

   Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited ("SCBL"), for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AllianceBernstein's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2011 was not impaired.

   AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

   Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2011. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

   Goodwill and Other Intangible Assets

   Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred.

   Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein Units include values assigned to contracts of businesses acquired based on their estimated fair value at the time of acquisition, less accumulated amortization. These intangible assets are generally amortized on a straight-line basis over their estimated useful life of approximately 20 years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, additional impairment tests are performed to measure the amount of the impairment loss, if any.

   Other Accounting Policies

   Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                   GROSS      GROSS
                                       AMORTIZED UNREALIZED UNREALIZED               OTTI
                                         COST      GAINS      LOSSES   FAIR VALUE IN AOCI/(3)/
                                       --------- ---------- ---------- ---------- -----------
                                                           (IN MILLIONS)
DECEMBER 31, 2011:
Fixed Maturities:
 Corporate............................ $  21,444  $  1,840    $  147   $  23,137     $  --
 U.S. Treasury, government and agency.     3,598       350        --       3,948        --
 States and political subdivisions....       478        64         2         540        --
 Foreign governments..................       461        65         1         525        --
 Commercial mortgage-backed...........     1,306         7       411         902        22
 Residential mortgage-backed/(1)/.....     1,556        90        --       1,646        --
 Asset-backed/(2)/....................       260        15        11         264         6
 Redeemable preferred stock...........     1,106        38       114       1,030        --
                                       ---------  --------    ------   ---------     -----
   Total Fixed Maturities.............    30,209     2,469       686      31,992        28

Equity securities.....................        18         1        --          19        --
                                       ---------  --------    ------   ---------     -----

Total at December 31, 2011............ $  30,227  $  2,470    $  686   $  32,011     $  28
                                       =========  ========    ======   =========     =====
December 31, 2010:
Fixed Maturities:
 Corporate............................ $  20,494  $  1,348    $  110   $  21,732     $  --
 U.S. Treasury, government and agency.     1,986        18        88       1,916        --
 States and political subdivisions....       516        11        16         511        --
 Foreign governments..................       502        59         1         560        --
 Commercial mortgage-backed...........     1,473         5       375       1,103        19
 Residential mortgage-backed/(1)/.....     1,601        67        --       1,668        --
 Asset-backed/(2)/....................       245        13        12         246         7
 Redeemable preferred stock...........     1,364        23        66       1,321        --
                                       ---------  --------    ------   ---------     -----
   Total Fixed Maturities.............    28,181     1,544       668      29,057        26

Equity securities.....................        26        --         3          23        --
                                       ---------  --------    ------   ---------     -----

Total at December 31, 2010............ $  28,207  $  1,544    $  671   $  29,080     $  26
                                       =========  ========    ======   =========     =====

 /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
 /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
 /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   At December 31, 2011 and 2010, respectively, the Company had trading fixed maturities with an amortized cost of $172 million and $207 million and carrying values of $172 million and $208 million. Gross unrealized gains on trading fixed maturities were $4 million and $3 million and gross unrealized losses were $4 million and $2 million for 2011 and 2010, respectively.

   The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2011 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2011

                                                  AMORTIZED
                                                    COST    FAIR VALUE
                                                  --------- ----------
                                                     (IN MILLIONS)
          Due in one year or less................ $   2,058 $   2,090
          Due in years two through five..........     8,257     8,722
          Due in years six through ten...........     9,881    10,723
          Due after ten years....................     5,785     6,615
                                                  --------- ---------
             Subtotal............................    25,981    28,150
          Commercial mortgage-backed securities..     1,306       902
          Residential mortgage-backed securities.     1,556     1,646
          Asset-backed securities................       260       264
                                                  --------- ---------
          Total.................................. $  29,103 $  30,962
                                                  ========= =========

   The Company recognized OTTI on AFS fixed maturities as follows:

                                                        December 31,
                                                  ------------------------
                                                   2011     2010     2009
                                                  ------  -------  -------
                                                        (IN MILLIONS)
Credit losses recognized in earnings (loss)/(1)/. $  (32) $  (282) $  (168)
Non-credit losses recognized in OCI..............     (4)     (18)      (6)
                                                  ------  -------  -------
Total OTTI....................................... $  (36) $  (300) $  (174)
                                                  ======  =======  =======

 /(1)/During 2011, 2010 and 2009, respectively, included in credit losses recognized in earnings (loss) were OTTI of $0 million, $6 million and $3 million related to AFS fixed maturities as the Company intended to sell or expected to be required to sell these impaired fixed maturities prior to recovering their amortized cost.

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                                                          2011     2010
                                                                                        -------  -------
                                                                                          (IN MILLIONS)
Balances at January 1,................................................................. $  (329) $  (146)
Previously recognized impairments on securities that matured, paid, prepaid or sold....      29       99
Recognized impairments on securities impaired to fair value this period/(1)/...........      --       (6)
Impairments recognized this period on securities not previously impaired...............     (27)    (268)
Additional impairments this period on securities previously impaired...................      (5)      (8)
Increases due to passage of time on previously recorded credit losses..................      --       --
Accretion of previously recognized impairments due to increases in expected cash flows.      --       --
                                                                                        -------  -------
Balances at December 31,............................................................... $  (332) $  (329)
                                                                                        =======  =======

 /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                 DECEMBER 31,
                               ----------------
                                 2011     2010
                               --------  ------
                                 (IN MILLIONS)
AFS Securities:
 Fixed maturities:
   With OTTI loss............. $    (47) $  (16)
   All other..................    1,830     892
 Equity securities............        1      (3)
                               --------  ------
Net Unrealized Gains (Losses). $  1,784  $  873
                               ========  ======

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      Net Unrealized Gains (Losses) on Fixed Maturities with OTTI Losses

                                                                                                       AOCI Gain
                                                             Net                          Deferred       (Loss)
                                                         Unrealized                        Income    Related to Net
                                                            Gains                            Tax       Unrealized
                                                         (Losses) on       Policyholders    Asset      Investment
                                                         Investments   DAC  Liabilities  (Liability) Gains (Losses)
                                                         ----------- ----- ------------- ----------- --------------
                                                                               (In Millions)
Balance, January 1, 2011................................   $  (16)   $  3      $  2         $   4        $   (7)
Net investment gains (losses) arising during the period.      (32)     --        --            --           (32)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)......................        5      --        --            --             5
   Excluded from Net earnings (loss)/(1)/...............       (4)     --        --            --            (4)
Impact of net unrealized investment gains (losses) on:
   DAC..................................................       --       2        --            --             2
   Deferred income taxes................................       --      --        --             8             8
   Policyholders liabilities............................       --      --         4            --             4
                                                           ------    ----      ----         -----        ------
Balance, December 31, 2011..............................   $  (47)   $  5      $  6         $  12        $  (24)
                                                           ======    ====      ====         =====        ======
Balance, January 1, 2010................................   $  (11)   $  5      $ --         $   2        $   (4)
Net investment gains (losses) arising during the period.        3      --        --            --             3
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)......................        9      --        --            --             9
   Excluded from Net earnings (loss)/(1)/...............      (17)     --        --            --           (17)
Impact of net unrealized investment gains (losses) on:
   DAC..................................................       --      (2)       --            --            (2)
   Deferred income taxes................................       --      --        --             2             2
   Policyholders liabilities............................       --      --         2            --             2
                                                           ------    ----      ----         -----        ------
Balance, December 31, 2010..............................   $  (16)   $  3      $  2         $   4        $   (7)
                                                           ======    ====      ====         =====        ======

 /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

                             ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                                          AOCI GAIN
                                                             NET                             DEFERRED       (LOSS)
                                                         UNREALIZED                           INCOME    RELATED TO NET
                                                            GAINS                               TAX       UNREALIZED
                                                         (LOSSES) ON          POLICYHOLDERS    ASSET      INVESTMENT
                                                         INVESTMENTS    DAC    LIABILITIES  (LIABILITY) GAINS (LOSSES)
                                                         ----------- -------  ------------- ----------- --------------
                                                                                 (IN MILLIONS)
Balance, January 1, 2011................................  $    889   $  (108)    $  (121)     $  (232)     $   428
Net investment gains (losses) arising during the period.       915        --          --           --          915
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)......................        23        --          --           --           23
   Excluded from Net earnings (loss)/(1)/...............         4        --          --           --            4
Impact of net unrealized investment gains (losses) on:
   DAC..................................................        --       (99)         --           --          (99)
   Deferred income taxes................................        --        --          --         (201)        (201)
   Policyholders liabilities............................        --        --        (264)          --         (264)
                                                          --------   -------     -------      -------      -------
Balance, December 31, 2011..............................  $  1,831   $  (207)    $  (385)     $  (433)     $   806
                                                          ========   =======     =======      =======      =======
Balance as of January 1, 2010, as previously reported...  $     (6)  $   (21)    $    --      $    32      $     5
Impact of implementing new accounting guidance..........        --        (6)         --            2           (4)
                                                          --------   -------     -------      -------      -------
Balance as of January 1, 2010, as adjusted..............        (6)      (27)         --           34            1
Net investment gains (losses) arising during the period.       680        --          --           --          680
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)......................       198        --          --           --          198
   Excluded from Net earnings (loss)/(1)/...............        17        --          --           --           17
Impact of net unrealized investment gains (losses) on:
   DAC..................................................        --       (81)         --           --          (81)
   Deferred income taxes................................        --        --          --         (266)        (266)
   Policyholders liabilities............................        --        --        (121)          --         (121)
                                                          --------   -------     -------      -------      -------
Balance, December 31, 2010..............................  $    889   $  (108)    $  (121)     $  (232)     $   428
                                                          ========   =======     =======      =======      =======

 /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 535 issues at December 31, 2011 and the 550 issues at December 31, 2010 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                          LESS THAN 12 MONTHS   12 MONTHS OR LONGER          TOTAL
                                         --------------------  --------------------  --------------------
                                                      GROSS                 GROSS                 GROSS
                                                    UNREALIZED            UNREALIZED            UNREALIZED
                                         FAIR VALUE   LOSSES   FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                         ---------- ---------- ---------- ---------- ---------- ----------
                                                                   (IN MILLIONS)
December 31, 2011:
Fixed Maturities:
   Corporate............................  $  1,910   $   (96)   $    389   $   (51)   $  2,299   $  (147)
   U.S. Treasury, government and agency.       149        --          --        --         149        --
   States and political subdivisions....        --        --          18        (2)         18        (2)
   Foreign governments..................        30        (1)          5        --          35        (1)
   Commercial mortgage-backed...........        79       (27)        781      (384)        860      (411)
   Residential mortgage-backed..........        --        --           1        --           1        --
   Asset-backed.........................        49        --          44       (11)         93       (11)
   Redeemable preferred stock...........       341       (28)        325       (86)        666      (114)
                                          --------   -------    --------   -------    --------   -------
Total...................................  $  2,558   $  (152)   $  1,563   $  (534)   $  4,121   $  (686)
                                          ========   =======    ========   =======    ========   =======
December 31, 2010:
Fixed Maturities:
   Corporate............................  $  1,999   $   (68)   $    394   $   (42)   $  2,393   $  (110)
   U.S. Treasury, government and agency.       820       (42)        171       (46)        991       (88)
   States and political subdivisions....       225        (9)         33        (7)        258       (16)
   Foreign governments..................        77        (1)         10        --          87        (1)
   Commercial mortgage-backed...........        46        (3)        936      (372)        982      (375)
   Residential mortgage-backed..........       157        --           2        --         159        --
   Asset-backed.........................        23        --          65       (12)         88       (12)
   Redeemable preferred stock...........       345        (7)        689       (59)      1,034       (66)
                                          --------   -------    --------   -------    --------   -------
Total...................................  $  3,692   $  (130)   $  2,300   $  (538)   $  5,992   $  (668)
                                          ========   =======    ========   =======    ========   =======

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.3% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2011 and 2010 were $139 million and $142 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2011 and 2010, respectively, approximately $2,179 million and $2,303 million, or 7.2% and 8.2%, of the $30,210 million and $28,181 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $455 million and $361 million at December 31, 2011 and 2010, respectively.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2011 and 2010, respectively, the Company owned $23 million and $30 million in RMBS backed by subprime residential mortgage loans, and $13 million and $17 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2011, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $6 million.

   At December 31, 2011 and 2010, respectively, the amortized cost of the Company's trading account securities was $1,014 million and $482 million with respective fair values of $982 million and $506 million. Also at December 31, 2011 and 2010, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $48 million and $42 million and costs of $50 million and $41 million as well as other equity securities with carrying values of $19 million and $23 million and costs of $18 million and $26 million.

   In 2011, 2010 and 2009, respectively, net unrealized and realized holding gains (losses) on trading account equity securities, including earnings (losses) on the General Account's investment in Separate Accounts, of $(42) million, $39 million and $133 million, respectively, were included in Net investment income (loss) in the consolidated statements of earnings (loss).

   Mortgage Loans

   The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $141 million and $0 million at December 31, 2011 and 2010, respectively. Gross interest income on these loans included in net investment income (loss) totaled $7 million, $0 million and $0 million in 2011, 2010 and 2009, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $7 million, $0 million and $0 million in 2011, 2010 and 2009, respectively.

   Troubled Debt Restructurings

   In 2011, the two loans shown in the table below were modified to interest only payments until February 1, 2012 and October 1, 2013 at which time the loans revert to their normal amortizing payment. On one of the loans, a $4 million letter of credit was cashed to reduce the principal balance. Due to the nature of the modifications, short-term principal amortization relief, the modifications have no financial impact. The fair market value of the underlying real estate collateral is the primary factor in determining the allowance for credit losses and as such, modifications of loan terms typically have no direct impact on the allowance for credit losses.

                 TROUBLED DEBT RESTRUCTURING -- MODIFICATIONS
                               DECEMBER 31, 2011

                                                OUTSTANDING RECORDED INVESTMENT
                                                -------------------------------
                                        NUMBER      PRE-           POST-
                                       OF LOANS MODIFICATION    MODIFICATION
                                       -------- ------------    ------------
                                                      (IN MILLIONS)
       Troubled debt restructurings:
          Agricultural mortgage loans.    --       $   --          $   --
          Commercial mortgage loans...     2          145             141
                                          --       ------          ------
       Total..........................     2       $  145          $  141
                                          ==       ======          ======

   There were no default payments on the above loans during 2011.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2011, 2010 and 2009 are as follows:

                                                          COMMERCIAL MORTGAGE LOANS
                                                         --------------------------
                                                          2011      2010     2009
                                                          -----    -----    -----
                                                               (IN MILLIONS)
     ALLOWANCE FOR CREDIT LOSSES:
     Beginning Balance, January 1,...................... $  18     $  --    $  --
        Charge-offs.....................................    --        --       --
        Recoveries......................................    (8)       --       --
        Provision.......................................    22        18       --
                                                          -----     -----    -----
     Ending Balance, December 31,....................... $  32     $  18    $  --
                                                          =====     =====    =====
     Ending Balance, December 31,:
        Individually Evaluated for Impairment........... $  32     $  18    $  --
                                                          =====     =====    =====
        Collectively Evaluated for Impairment........... $  --     $  --    $  --
                                                          =====     =====    =====
        Loans Acquired with Deteriorated Credit Quality. $  --     $  --    $  --
                                                          =====     =====    =====

   There were no allowances for credit losses for agricultural mortgage loans in 2011, 2010 and 2009.

   The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following tables provide information relating to the debt service coverage ratio for commercial and agricultural mortgage loans at December 31, 2011 and 2010, respectively.

             MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                                     DECEMBER 31, 2011

                                             DEBT SERVICE COVERAGE RATIO
                                   ------------------------------------------------
                                                                              LESS   TOTAL
                                    GREATER  1.8X TO 1.5X TO 1.2X TO 1.0X TO  THAN  MORTGAGE
                                   THAN 2.0X  2.0X    1.8X    1.5X    1.2X    1.0X    LOAN
LOAN-TO-VALUE RATIO:/(2)/          --------- ------- ------- ------- ------- ------ --------
                                                         (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
0% -- 50%.........................  $  182   $   --  $   33  $   30  $   31  $   -- $    276
50% -- 70%........................     201      252     447     271      45      --    1,216
70% -- 90%........................      --       41     280     318     213      --      852
90% plus..........................      --       --      84     135     296     117      632
                                    ------   ------  ------  ------  ------  ------ --------

Total Commercial Mortgage Loans...  $  383   $  293  $  844  $  754  $  585  $  117 $  2,976
                                    ======   ======  ======  ======  ======  ====== ========
AGRICULTURAL MORTGAGE LOANS/(1)/
0% -- 50%.........................  $  150   $   89  $  175  $  247  $  190  $    8 $    859
50% -- 70%........................      68       15     101     158      82      45      469
70% -- 90%........................      --       --      --       1      --       8        9
90% plus..........................      --       --      --      --      --      --       --
                                    ------   ------  ------  ------  ------  ------ --------

Total Agricultural Mortgage Loans.  $  218   $  104  $  276  $  406  $  272  $   61 $  1,337
                                    ======   ======  ======  ======  ======  ====== ========
TOTAL MORTGAGE LOANS/(1)/
0% -- 50%.........................  $  332   $   89  $  208  $  277  $  221  $    8 $  1,135
50% -- 70%........................     269      267     548     429     127      45    1,685
70% -- 90%........................      --       41     280     319     213       8      861
90% plus..........................      --       --      84     135     296     117      632
                                    ------   ------  ------  ------  ------  ------ --------
Total Mortgage Loans..............  $  601   $  397  $1,120  $1,160  $  857  $  178 $  4,313
                                    ======   ======  ======  ======  ======  ====== ========

 /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
 /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

             MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                                    DECEMBER 31, 2010

                                             DEBT SERVICE COVERAGE RATIO
                                   -----------------------------------------------
                                                                             LESS   TOTAL
                                    GREATER  1.8X TO 1.5X TO 1.2X TO 1.0X TO THAN  MORTGAGE
                                   THAN 2.0X  2.0X    1.8X    1.5X    1.2X   1.0X    LOAN
LOAN-TO-VALUE RATIO:/(2)/          --------- ------- ------- ------- ------- ----- --------
                                                        (IN MILLIONS)
Commercial Mortgage Loans/(1)/
 0% -- 50%........................  $   59   $   --  $   --  $   52  $   --  $  -- $    111
 50% -- 70%.......................      32      109     111      72      55     --      379
 70% -- 90%.......................     194       35     406     402     124     50    1,211
 90% plus.........................      --       --      87      24     402     61      574
                                    ------   ------  ------  ------  ------  ----- --------

Total Commercial Mortgage Loans...  $  285   $  144  $  604  $  550  $  581  $ 111 $  2,275
                                    ======   ======  ======  ======  ======  ===== ========

Agricultural Mortgage Loans/(1)/
 0% -- 50%........................  $  155   $   80  $  162  $  243  $  186  $   5 $    831
 50% -- 70%.......................      52       13     134     150     107     24      480
 70% -- 90%.......................      --       --      --      --      --     --       --
 90% plus.........................      --       --      --      --       3     --        3
                                    ------   ------  ------  ------  ------  ----- --------

Total Agricultural Mortgage Loans.  $  207   $   93  $  296  $  393  $  296  $  29 $  1,314
                                    ======   ======  ======  ======  ======  ===== ========
Total Mortgage Loans/(1)/
 0% -- 50%........................  $  214   $   80  $  162  $  295  $  186  $   5 $    942
 50% -- 70%.......................      84      122     245     222     162     24      859
 70% -- 90%.......................     194       35     406     402     124     50    1,211
 90% plus.........................      --       --      87      24     405     61      577
                                    ------   ------  ------  ------  ------  ----- --------
Total Mortgage Loans..............  $  492   $  237  $  900  $  943  $  877  $ 140 $  3,589
                                    ======   ======  ======  ======  ======  ===== ========

 /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
 /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2011 and 2010, respectively.

                               AGE ANALYSIS OF PAST DUE MORTGAGE LOANS

                                                                                       RECORDED
                                                                                      INVESTMENT
                                       90 DAYS                         TOTAL    (GREATER THAN) 90 DAYS
                      30-59  60-89         OR                        FINANCING           AND
                        DAYS   DAYS (GREATER THAN)   TOTAL CURRENT  RECEIVABLES        ACCRUING
                      ------ ------ -------------- ------- -------- ----------- ----------------------
                                                       (IN MILLIONS)
DECEMBER 31, 2011
 Commercial.......... $  61   $ --       $ --       $  61  $  2,915  $  2,976           $  --
 Agricultural........     5      1          7          13     1,324     1,337               3
                      -----   ----       ----       -----  --------  --------           -----
TOTAL MORTGAGE LOANS. $  66   $  1       $  7       $  74  $  4,239  $  4,313           $   3
                      =====   ====       ====       =====  ========  ========           =====
December 31, 2010
 Commercial.......... $  --   $ --       $ --       $  --  $  2,275  $  2,275           $  --
 Agricultural........    --     --          5           5     1,309     1,314               3
                      -----   ----       ----       -----  --------  --------           -----
Total Mortgage Loans. $  --   $ --       $  5       $   5  $  3,584  $  3,589           $   3
                      =====   ====       ====       =====  ========  ========           =====

   The following table provides information relating to impaired loans at December 31, 2011 and 2010, respectively.

                                                     IMPAIRED MORTGAGE LOANS

                                                 UNPAID                AVERAGE       INTEREST
                                      RECORDED  PRINCIPAL  RELATED     RECORDED       INCOME
                                     INVESTMENT  BALANCE  ALLOWANCE INVESTMENT/(1)/ RECOGNIZED
                                     ---------- --------- --------- --------------  ----------
                                                          (IN MILLIONS)
DECEMBER 31, 2011:
With no related allowance recorded:
 Commercial mortgage loans -- other.   $   --    $   --     $  --       $   --          $--
 Agricultural mortgage loans........        5         5        --            5           --
                                       ------    ------     -----       ------         ----
TOTAL...............................   $    5    $    5     $  --       $    5          $--
                                       ======    ======     =====       ======         ====
With related allowance recorded:
 Commercial mortgage loans -- other.   $  202    $  202     $ (32)      $  152         $  8
 Agricultural mortgage loans........       --        --        --           --           --
                                       ------    ------     -----       ------         ----
TOTAL...............................   $  202    $  202     $ (32)      $  152           $8
                                       ======    ======     =====       ======         ====
December 31, 2010:
With no related allowance recorded:
 Commercial mortgage loans -- other.   $   --    $   --     $  --       $   --          $--
 Agricultural mortgage loans........        3         3        --           --           --
                                       ------    ------     -----       ------         ----
Total...............................   $    3    $    3     $  --       $   --          $--
                                       ======    ======     =====       ======         ====
With related allowance recorded:
 Commercial mortgage loans -- other.   $  122    $  122     $ (18)      $   24           $2
 Agricultural mortgage loans........       --        --        --           --           --
                                       ------    ------     -----       ------         ----
Total...............................   $  122    $  122     $ (18)      $   24           $2
                                       ======    ======     =====       ======         ====

 /(1)/Represents a five-quarter average of recorded amortized cost.

   Equity Real Estate

   The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures.

   Accumulated depreciation on real estate was $0 million and $0 million at December 31, 2011 and 2010, respectively. Depreciation expense on real estate totaled $0 million, $0 million and $8 million for 2011, 2010 and 2009, respectively.

   At December 31, 2011 and 2010, AXA Equitable's equity real estate portfolio had no valuation allowances.

   Equity Method Investments

   Included in other equity investments are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,587 million and $1,459 million, respectively, at December 31, 2011 and 2010. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $91 million and $131 million, respectively, at December 31, 2011 and 2010. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $179 million, $173 million and $(78) million, respectively, for 2011, 2010 and 2009.

   Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10 million or greater and an equity interest of 10.0% or greater (3 and 3 individual ventures at December 31, 2011 and 2010, respectively) and the Company's carrying value and equity in net earnings (loss) for those real estate joint ventures and limited partnership interests:

                                                               DECEMBER 31,
                                                               -------------
                                                                2011   2010
                                                               ------ ------
                                                               (IN MILLIONS)
BALANCE SHEETS
Investments in real estate, at depreciated cost............... $  584 $  557
Investments in securities, generally at fair value............     51     40
Cash and cash equivalents.....................................     10      4
Other assets..................................................     13     62
                                                               ------ ------
Total Assets.................................................. $  658 $  663
                                                               ====== ======

Borrowed funds -- third party................................. $  372 $  299
Other liabilities.............................................      6      7
                                                               ------ ------
Total liabilities.............................................    378    306
                                                               ------ ------

Partners' capital.............................................    280    357
                                                               ------ ------
Total Liabilities and Partners' Capital....................... $  658 $  663
                                                               ====== ======

The Company's Carrying Value in These Entities Included Above. $  169 $  196
                                                               ====== ======

                                                                               2011    2010    2009
                                                                              ------  ------  -----
                                                                                  (IN MILLIONS)
STATEMENTS OF EARNINGS (LOSS)
Revenues of real estate joint ventures....................................... $  111  $  110  $  30
Net revenues of other limited partnership interests..........................      6       3     (5)
Interest expense -- third party..............................................    (21)    (22)    (7)
Other expenses...............................................................    (61)    (59)   (17)
                                                                              ------  ------  -----
Net Earnings (Loss).......................................................... $   35  $   32  $   1
                                                                              ======  ======  =====

The Company's Equity in Net Earnings (Loss) of These Entities Included Above. $   20  $   18  $   2
                                                                              ======  ======  =====

   Derivatives

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts though required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2011

                                                   FAIR VALUE
                                             ----------------------- GAINS (LOSSES)
                                    NOTIONAL    ASSET     LIABILITY    REPORTED IN
                                     AMOUNT  DERIVATIVES DERIVATIVES EARNINGS (LOSS)
                                    -------- ----------- ----------- ---------------
                                                     (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
 Futures........................... $ 6,443    $    --      $  2         $  (34)
 Swaps.............................     784         10        21             33
 Options...........................   1,211         92        85            (20)

Interest rate contracts:/(1)/
 Floors............................   3,000        327        --            139
 Swaps.............................   9,826        503       317            590
 Futures...........................  11,983         --        --            849
 Swaptions.........................   7,354      1,029        --            817

Other freestanding contracts:/(1)/
 Foreign currency Contracts........      38         --        --             --
                                                                         ------
NET INVESTMENT INCOME (LOSS).......                                       2,374
                                                                         ------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts/(2)/....      --     10,547        --          5,941

GWBL and other features/(3)/.......      --         --       227           (189)
                                    -------    -------      ----         ------

Balances, December 31, 2011........ $40,639    $12,508      $652         $8,126
                                    =======    =======      ====         ======

 /(1)/Reported in Other invested assets or Other liabilities in the consolidated balance sheets.
 /(2)/Reported in Other assets in the consolidated balance sheets. /(3)/Reported in Future policy benefits and other policyholder liabilities.

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2010

                                                   Fair Value
                                             ----------------------- Gains (Losses)
                                    Notional    Asset     Liability    Reported In
                                     Amount  Derivatives Derivatives Earnings (Loss)
                                    -------- ----------- ----------- ---------------
                                                     (In Millions)
Freestanding derivatives:
Equity contracts:/(1)/
 Futures........................... $ 3,772    $   --       $ --         $ (815)
 Swaps.............................     734        --         27            (79)
 Options...........................   1,070         5          1            (49)

Interest rate contracts:/(1)/
 Floors............................   9,000       326         --            157
 Swaps.............................   5,352       201        134            250
 Futures...........................   5,151        --         --            289
 Swaptions.........................   4,479       171         --            (38)

Other freestanding contracts:/(1)/
 Foreign currency contracts........     133        --          1              1
                                                                         ------
 Net investment income (loss)......                                        (284)
                                                                         ------

Embedded derivatives:
GMIB reinsurance contracts/(2)/....      --     4,606         --          2,350

GWBL and other features/(3)/.......      --        --         38             17
                                    -------    ------       ----         ------

Balances, December 31, 2010........ $29,691    $5,309       $201         $2,083
                                    =======    ======       ====         ======

 /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Other assets in the consolidated balance sheets. /(3)/Reported in Future policy benefits and other policyholder liabilities.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   The carrying value of goodwill related to AllianceBernstein totaled $3,472 million and $3,456 million at December 31, 2011 and 2010, respectively. The Company annually tests this goodwill for recoverability at December 31, first by comparing the fair value of its investment in AllianceBernstein, the reporting unit, to its carrying value and further by measuring the amount of impairment loss only if the result indicates a potential impairment. The Company also assesses this goodwill for recoverability at each interim reporting period in consideration of facts and circumstances that may indicate a shortfall of the fair value of its investment in AllianceBernstein as compared to its carrying value and thereby require re-performance of its annual impairment testing.

   The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its investment in AllianceBernstein for purpose of goodwill impairment testing. The cash flows used in this technique are sourced from AllianceBernstein's current business plan and projected thereafter over the estimated life of the goodwill asset by applying an annual growth rate assumption. The present value amount that results from discounting these expected cash flows is then adjusted to reflect the noncontrolling interest in AllianceBernstein as well as taxes incurred at the Company level in order to determine the fair value of its investment in AllianceBernstein. At December 31, 2011 and 2010, the Company determined that goodwill was not impaired as the fair value of its investment in AllianceBernstein exceeded its carrying value at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill recoverability during the periods then ended.

   The gross carrying amount of AllianceBernstein related intangible assets was $561 million and $559 million at December 31, 2011 and 2010, respectively and the accumulated amortization of these intangible assets were $336 million and $313 million at December 31, 2011 and 2010, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $23 million, $24 million and $24 million for 2011, 2010 and 2009, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $24 million.

   At December 31, 2011 and 2010, respectively, net deferred sales commissions totaled $60 million and $76 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2011 net asset balance for each of the next five years is $26 million, $18 million, $11 million, $4 million and $1 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2011, AllianceBernstein determined that the deferred sales commission asset was not impaired.

   In 2011, AllianceBernstein made two acquisitions, Pyrander Capital Management LLC and Taiwan International Investment Management Co., both investment management companies. The purchase price of these acquisitions was $25 million, consisting of $21 million of cash payments and $4 million payable over the next two years. The excess of purchase price over current fair value of identifiable net assets acquired resulted in the recognition of $15 million of goodwill as of December 31, 2011.

   On October 1, 2010, AllianceBernstein acquired SunAmerica's alternative investment group, an experienced team that manages a portfolio of hedge fund and private equity fund investments. The purchase price of this acquisition was $49 million, consisting of $14 million of cash payments, $3 million of assumed deferred compensation liabilities and $32 million of net contingent consideration payable. The net contingent consideration payable consists of the net present value of three annual payments of $2 million to SunAmerica based on its assets under management transferred to AllianceBernstein in the acquisition and the net present value of projected revenue sharing payments of $36 million based on projected newly-raised AUM by the acquired group. This contingent consideration payable was offset by $4 million of performance-based fees earned in 2010 determined to be pre-acquisition consideration. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $46 million of goodwill. During 2011, no adjustments were made to the contingent consideration payable.

5) CLOSED BLOCK

   Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                                                                        DECEMBER 31,
                                                                                                      -----------------
                                                                                                        2011     2010
                                                                                                      -------- --------
                                                                                                        (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders' account balances and other.................................... $  8,121 $  8,272
Policyholder dividend obligation.....................................................................      260      119
Other liabilities....................................................................................       86      142
                                                                                                      -------- --------
Total Closed Block liabilities.......................................................................    8,467    8,533
                                                                                                      -------- --------

ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at fair value (amortized cost of $5,342 and $5,416)............    5,686    5,605
Mortgage loans on real estate........................................................................    1,205      981
Policy loans.........................................................................................    1,061    1,119
Cash and other invested assets.......................................................................       30      281
Other assets.........................................................................................      207      245
                                                                                                      -------- --------
Total assets designated to the Closed Block..........................................................    8,189    8,231
                                                                                                      -------- --------

Excess of Closed Block liabilities over assets designated to the Closed Block........................      278      302

Amounts included in accumulated other comprehensive income (loss):
 Net unrealized investment gains (losses), net of deferred income tax (expense) benefit of $(33) and
   $(28) and policyholder dividend obligation of $(260) and $(119)...................................       62       53
                                                                                                      -------- --------

Maximum Future Earnings To Be Recognized From Closed Block Assets and Liabilities.................... $    340 $    355
                                                                                                      ======== ========

   AXA Equitable's Closed Block revenues and expenses follow:

                                                                         2011    2010    2009
                                                                        ------  ------  ------
                                                                             (IN MILLIONS)
REVENUES:
Premiums and other income.............................................. $  354  $  365  $  382
Investment income (loss) (net of investment expenses of $0, $0 and $1).    438     468     482
Investment gains (losses), net:
 Total Other-than-temporary impairment losses..........................    (12)    (31)    (10)
 Portion of loss recognized in other comprehensive income (loss).......     --       1      --
                                                                        ------  ------  ------
   Net impairment losses recognized....................................    (12)    (30)    (10)
 Other investment gains (losses), net..................................      2       7      --
                                                                        ------  ------  ------
   Total investment gains (losses), net................................    (10)    (23)    (10)
                                                                        ------  ------  ------
Total revenues.........................................................    782     810     854
                                                                        ------  ------  ------

BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends..................................    757     776     812
Other operating costs and expenses.....................................      2       2       2
                                                                        ------  ------  ------
Total benefits and other deductions....................................    759     778     814
                                                                        ------  ------  ------
Net revenues, before income taxes......................................     23      32      40
Income tax (expense) benefit...........................................     (8)    (11)    (14)
                                                                        ------  ------  ------
Net Revenues........................................................... $   15  $   21  $   26
                                                                        ======  ======  ======

   A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                      DECEMBER 31,
                                      -------------
                                       2011   2010
                                      ------ ------
                                      (IN MILLIONS)
Balances, beginning of year.......... $  119 $   --
Unrealized investment gains (losses).    141    119
                                      ------ ------
Balances, End of year................ $  260 $  119
                                      ====== ======

   Impaired mortgage loans along with the related investment valuation allowances follows:

                                                                 DECEMBER 31,
                                                                 ------------
                                                                  2011   2010
                                                                 -----  -----
                                                                 (IN MILLIONS)
Impaired mortgage loans with investment valuation allowances.... $  61  $  62
Impaired mortgage loans without investment valuation allowances.     2      3
                                                                 -----  -----
Recorded investment in impaired mortgage loans..................    63     65
Investment valuation allowances.................................    (9)    (7)
                                                                 -----  -----
Net Impaired Mortgage Loans..................................... $  54  $  58
                                                                 =====  =====

   During 2011, 2010 and 2009, AXA Equitable's Closed Block's average recorded investment in impaired mortgage loans were $63 million, $13 million and $0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $3 million, $1 million and $0 million for 2011, 2010 and 2009, respectively.

   Valuation allowances on mortgage loans at December 31, 2011 and 2010 were $9 million and $7 million, respectively.

6) CONTRACTHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                 DECEMBER 31,
                                                --------------
                                                 2011    2010
                                                ------  ------
                                                 (IN MILLIONS)
Balance, beginning of year..................... $  772  $  795
Contractholder bonus interest credits deferred.     34      39
Amortization charged to income.................    (88)    (62)
                                                ------  ------
Balance, End of Year........................... $  718  $  772
                                                ======  ======

7) FAIR VALUE DISCLOSURES

   Assets and liabilities are measured at fair value on a recurring basis and are summarized below:

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2011

                                           LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
                                         --------- --------- --------- --------
                                                      (IN MILLIONS)
ASSETS
Investments:
 Fixed maturities, available-for-sale:
   Corporate............................  $     7   $22,698   $   432  $ 23,137
   U.S. Treasury, government and agency.       --     3,948        --     3,948
   States and political subdivisions....       --       487        53       540
   Foreign governments..................       --       503        22       525
   Commercial mortgage-backed...........       --        --       902       902
   Residential mortgage-backed/(1)/.....       --     1,632        14     1,646
   Asset-backed/(2)/....................       --        92       172       264
   Redeemable preferred stock...........      203       813        14     1,030
                                          -------   -------   -------  --------
     Subtotal...........................      210    30,173     1,609    31,992
                                          -------   -------   -------  --------
 Other equity investments...............       66        --        77       143
 Trading securities.....................      457       525        --       982
 Other invested assets:.................
   Short-term investments...............       --       132        --       132
   Swaps................................       --       177        (2)      175
   Futures..............................       (2)       --        --        (2)
   Options..............................       --         7        --         7
   Floors...............................       --       327        --       327
   Swaptions............................       --     1,029        --     1,029
                                          -------   -------   -------  --------
     Subtotal...........................       (2)    1,672        (2)    1,668
                                          -------   -------   -------  --------
Cash equivalents........................    2,475        --        --     2,475
Segregated securities...................       --     1,280        --     1,280
GMIB reinsurance contracts..............       --        --    10,547    10,547
Separate Accounts' assets...............   83,672     2,532       215    86,419
                                          -------   -------   -------  --------
   Total Assets.........................  $86,878   $36,182   $12,446  $135,506
                                          =======   =======   =======  ========
LIABILITIES
GWBL and other features' liability......       --        --       227       227
                                          -------   -------   -------  --------
   Total Liabilities....................  $    --   $    --   $   227  $    227
                                          =======   =======   =======  ========

 /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
 /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2010

                                                   Level 1   Level 2   Level 3    Total
                                                 --------- --------- --------- ----------
                                                              (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities, available-for-sale:
       Corporate................................ $       7 $  21,405 $    320  $   21,732
       U.S. Treasury, government and agency.....        --     1,916       --       1,916
       States and political subdivisions........        --       462       49         511
       Foreign governments......................        --       539       21         560
       Commercial mortgage-backed...............        --        --    1,103       1,103
       Residential mortgage-backed/(1)/.........        --     1,668       --       1,668
       Asset-backed/(2)/........................        --        98      148         246
       Redeemable preferred stock...............       207     1,112        2       1,321
                                                 --------- --------- --------  ----------
          Subtotal..............................       214    27,200    1,643      29,057
                                                 --------- --------- --------  ----------
   Other equity investments.....................        77        24       73         174
   Trading securities...........................       425        81       --         506
   Other invested assets:
       Short-term investments...................        --       148       --         148
       Swaps....................................        --        40       --          40
       Options..................................        --         4       --           4
       Floors...................................        --       326       --         326
       Swaptions................................        --       171       --         171
                                                 --------- --------- --------  ----------
          Subtotal..............................        --       689       --         689
                                                 --------- --------- --------  ----------
Cash equivalents................................     1,693        --       --       1,693
Segregated securities...........................        --     1,110       --       1,110
GMIB reinsurance contracts......................        --        --    4,606       4,606
Separate Accounts' assets.......................    89,647     2,160      207      92,014
                                                 --------- --------- --------  ----------
   Total Assets................................. $  92,056 $  31,264 $  6,529  $  129,849
                                                 ========= ========= ========  ==========
LIABILITIES
GWBL and other features' liability.............. $      -- $      -- $     38  $       38
                                                 --------- --------- --------  ----------
   Total Liabilities............................ $      -- $      -- $     38  $       38
                                                 ========= ========= ========  ==========

 /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
 /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   In 2011, AFS fixed maturities with fair values of $51 million and $0 million were transferred out of Level 3 and into Level 2 and out of Level 2 and into Level 1, respectively, principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $171 million were transferred into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2011. In 2011, the trading restriction period for one of the Company's public securities lapsed, and as a result, $24 million was transferred from a Level 2 classification to a Level 1 classification.

   In 2010, AFS fixed maturities with fair values of $204 million and $56 million were transferred out of Level 3 and into Level 2 and out of Level 2 and into Level 1, respectively, principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $66 million were transferred into the Level 3 classification. These transfers in the aggregate represent approximately 2.0% of total equity at December 31, 2010.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2011 and 2010, respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                                        STATE AND
                                                                        POLITICAL         COMMERCIAL RESIDENTIAL
                                                                          SUB-    FOREIGN MORTGAGE-   MORTGAGE-  ASSET-
                                                              CORPORATE DIVISIONS  GOVTS    BACKED     BACKED    BACKED
                                                              --------- --------- ------- ---------- ----------- ------
                                                                                    (IN MILLIONS)

BALANCE, JANUARY 1, 2011.....................................  $  320     $  49    $  21   $  1,103     $  --    $  148
 Total gains (losses), realized and unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)............................       1        --       --          2        --        --
     Investment gains (losses), net..........................      --        --       --        (30)       --         1
                                                               ------     -----    -----   --------     -----    ------
       Subtotal..............................................       1        --       --        (28)       --         1
                                                               ------     -----    -----   --------     -----    ------
     Other comprehensive income (loss).......................      (2)        5       (1)       (34)       (1)        2
Purchases....................................................     117        --        1         --        --        21
Issuances....................................................      --        --       --         --        --        --
Sales........................................................     (52)       (2)      --       (139)       (5)      (33)
Settlements..................................................      --        --       --         --        --        --
Transfers into Level 3/(2)/..................................     100         1        1         --        20        33
Transfers out of Level 3/(2)/................................     (52)       --       --         --        --        --
                                                               ------     -----    -----   --------     -----    ------
BALANCE, DECEMBER 31, 2011/(1)/..............................  $  432     $  53    $  22   $    902     $  14    $  172
                                                               ======     =====    =====   ========     =====    ======
BALANCE, JANUARY 1, 2010.....................................  $  466     $  47    $  21   $  1,490     $  --    $  217
 Total gains (losses), realized and unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)............................       4        --       --          2        --        --
     Investment gains (losses), net..........................       6        --       --       (271)       --         1
                                                               ------     -----    -----   --------     -----    ------
       Subtotal..............................................  $   10     $  --    $  --   $   (269)    $  --    $    1
                                                               ------     -----    -----   --------     -----    ------
   Other comprehensive income (loss).........................       3         3       --        119        --        14
 Purchases/issuances.........................................      22        --       --         --        --        --
 Sales/settlements...........................................     (88)       (1)      --       (237)       --       (40)
 Transfers into/out of Level 3/(2)/..........................     (93)       --       --         --        --       (44)
                                                               ------     -----    -----   --------     -----    ------
BALANCE, DECEMBER 31, 2010/(1)/..............................  $  320     $  49    $  21   $  1,103     $  --    $  148
                                                               ======     =====    =====   ========     =====    ======

 /(1)/There were no U.S. Treasury, government and agency securities classified as Level 3 at December 31, 2011 and 2010.
 /(2)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                                                                                                  GWBL
                                                                                                                   AND
                                                     REDEEMABLE                   OTHER       GMIB     SEPARATE   OTHER
                                                     PREFERRED   OTHER EQUITY    INVESTED  REINSURANCE ACCOUNTS FEATURES
                                                       STOCK    INVESTMENTS/(1)/  ASSETS      ASSET     ASSETS  LIABILITY
                                                     ---------- ---------------  --------  ----------- -------- ---------
                                                                                (IN MILLIONS)
BALANCE, JANUARY 1, 2011............................   $   2         $  73       $     --   $   4,606   $  207   $   38
  Total gains (losses), realized and
   unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)...................      --            --             (2)         --       --       --
     Investment gains (losses), net.................      --             1             --          --       --       --
     Increase (decrease) in the fair value
       of reinsurance contracts.....................      --            --             --       5,737       17       --
     Policyholders' benefits........................      --            --             --          --       --      170
                                                       -----         -----       --------   ---------   ------   ------
       Subtotal.....................................      --             1             (2)      5,737       17      170
                                                       -----         -----       --------   ---------   ------   ------
     Other comprehensive income (loss)..............      (1)            6             --          --       --       --
Purchases...........................................      --             2             --         204        4       19
Issuances...........................................      --            --             --          --       --       --
Sales...............................................      (2)           (5)            --          --      (11)      --
Settlements.........................................      --            --             --          --       (2)      --
Transfers into Level 3/(2)/.........................      15            --             --          --       --       --
Transfers out of Level 3/(2)/.......................      --            --             --          --       --       --
                                                       -----         -----       --------   ---------   ------   ------
BALANCE, DECEMBER 31, 2011..........................   $  14         $  77       $     (2)  $  10,547   $  215   $  227
                                                       =====         =====       ========   =========   ======   ======

BALANCE, JANUARY 1, 2010............................   $  12         $   2       $    300   $   2,256   $  230   $   55
  Total gains (losses), realized and unrealized,
   included in:
   Earnings (loss) as:
     Net investment income (loss)...................      --            --             --          --       --       --
     Investment gains (losses), net.................       4            --             --          --      (22)      --
     Increase (decrease) in the fair value
       of reinsurance contracts.....................      --            --             --       2,150       --       --
     Policyholders' benefits........................      --            --             --          --       --      (34)
                                                       -----         -----       --------   ---------   ------   ------
       Subtotal.....................................   $   4         $  --       $     --   $   2,150   $  (22)  $  (34)
                                                       -----         -----       --------   ---------   ------   ------
     Other comprehensive income (loss)..............      --            --             --          --       --       --
  Purchases/issuances...............................      --            60             --         200        2       17
  Sales/settlements.................................     (14)           (1)            --          --       (8)      --
  Transfers into/out of Level 3/(2)/................      --            12           (300)         --        5       --
                                                       -----         -----       --------   ---------   ------   ------
BALANCE, DECEMBER 31, 2010..........................   $   2         $  73       $     --   $   4,606   $  207   $   38
                                                       =====         =====       ========   =========   ======   ======

 /(1)/Includes Trading securities' Level 3 amount.
 /(2)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

   The table below details changes in unrealized gains (losses) for 2011 and 2010 by category for Level 3 assets and liabilities still held at December 31, 2011 and 2010, respectively:

                                                              EARNINGS (LOSS)
                                                   --------------------------------------
                                                                              INCREASE
                                                                             (DECREASE)
                                                      NET                      IN THE
                                                   INVESTMENT  INVESTMENT   FAIR VALUE OF           POLICY-
                                                     INCOME       GAINS      REINSURANCE            HOLDERS'
                                                     (LOSS)   (LOSSES), NET   CONTRACTS      OCI    BENEFITS
                                                   ---------- ------------- ------------- ------  ----------
                                                                         (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2011
STILL HELD AT DECEMBER 31, 2011:/(1)/
 Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate.................................... $      --     $   --       $     --    $    1   $    --
     State and political subdivisions.............        --         --             --         5        --
     Foreign governments..........................        --         --             --        (1)       --
     Commercial mortgage-backed...................        --         --             --       (40)       --
     Asset-backed.................................        --         --             --         2        --
     Other fixed maturities, available-for-sale...        --         --             --        (2)       --
                                                   ---------     ------       --------    ------   -------
       Subtotal................................... $      --     $   --       $     --    $  (35)  $    --
                                                   ---------     ------       --------    ------   -------
   Equity securities, available-for-sale..........        --         --             --        --        --
   Other invested assets..........................        --         --             --        --        --
   GMIB reinsurance contracts.....................        --         --          5,941        --        --
   Separate Accounts' assets......................        --         18             --        --        --
   GWBL and other features' liability.............        --         --             --        --      (189)
                                                   ---------     ------       --------    ------   -------
       Total...................................... $      --     $   18       $  5,941    $  (35)  $  (189)
                                                   =========     ======       ========    ======   =======
Level 3 Instruments
Full Year 2010
Still Held at December 31, 2010:/(1)/
 Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate.................................... $      --     $   --       $     --    $   10   $    --
     State and political subdivisions.............        --         --             --         2        --
     Foreign governments..........................        --         --             --         1        --
     Commercial mortgage-backed...................        --         --             --        92        --
     Asset-backed.................................        --         --             --        13        --
     Other fixed maturities, available-for-sale...        --         --             --        --        --
                                                   ---------     ------       --------    ------   -------
       Subtotal................................... $      --     $   --       $     --    $  118   $    --
                                                   ---------     ------       --------    ------   -------
     Equity securities, available-for-sale........        --         --             --        --        --
       Other invested assets......................        --         --             --        --        --
   GMIB reinsurance contracts.....................        --         --          2,350        --        --
   Separate Accounts' assets......................        --        (21)            --        --        --
   GWBL and other features' liability.............        --         --             --        --        17
                                                   ---------     ------       --------    ------   -------
       Total...................................... $      --     $  (21)      $  2,350    $  118   $    17
                                                   =========     ======       ========    ======   =======

 /(1)/There were no Equity securities classified as AFS, Other equity investments, Cash equivalents or Segregated securities at December 31, 2011 and 2010.

   The carrying values and fair values for financial instruments not otherwise disclosed in Notes 3, 5, 12 and 14 are presented in the table below.

                                                   DECEMBER 31,
                                        -----------------------------------
                                              2011              2010
                                        ----------------- -----------------
                                        CARRYING  FAIR    Carrying  Fair
                                          VALUE    VALUE    Value    Value
                                        -------- -------- -------- --------
                                                   (IN MILLIONS)
Consolidated:
   Mortgage loans on real estate....... $  4,281 $  4,432 $  3,571 $  3,669
   Other limited partnership interests.    1,582    1,582    1,451    1,451
   Policyholders liabilities:
       Investment contracts............    2,549    2,713    2,609    2,679
   Long-term debt......................      200      220      200      228
   Loans to affiliates.................    1,041    1,097    1,045    1,101

Closed Blocks:
   Mortgage loans on real estate....... $  1,205 $  1,254 $    981 $  1,015
   Other equity investments............        1        1        1        1
   SCNILC liability....................        6        6        7        7

8) GMDB, GMIB, GWBL AND NO LAPSE GUARANTEE FEATURES

   A) Variable Annuity Contracts -- GMDB, GMIB and GWBL

   The Company has certain variable annuity contracts with GMDB, GMIB and GWBL features in-force that guarantee one of the following:

    . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

    . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

    . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

    . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include a five year or an annual reset; or

    . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                GMDB      GMIB      TOTAL
                              --------  --------  --------
                                      (IN MILLIONS)
Balance at January 1, 2009... $    981  $  1,980  $  2,961
   Paid guarantee benefits...     (249)      (58)     (307)
   Other changes in reserve..      355      (364)       (9)
                              --------  --------  --------
Balance at December 31, 2009.    1,087     1,558     2,645
   Paid guarantee benefits...     (208)      (45)     (253)
   Other changes in reserve..      386       798     1,184
                              --------  --------  --------
Balance at December 31, 2010.    1,265     2,311     3,576
   Paid guarantee benefits...     (203)      (47)     (250)
   Other changes in reserve..      531     1,866     2,397
                              --------  --------  --------
Balance at December 31, 2011. $  1,593  $  4,130  $  5,723
                              ========  ========  ========

   Related GMDB reinsurance ceded amounts were:

                                  GMDB
                              -------------
                              (IN MILLIONS)
Balance at January 1, 2009...    $  327
   Paid guarantee benefits...       (86)
   Other changes in reserve..       164
                                 ------
Balance at December 31, 2009.       405
   Paid guarantee benefits...       (81)
   Other changes in reserve..       209
                                 ------
Balance at December 31, 2010.       533
   Paid guarantee benefits...       (81)
   Other changes in reserve..       264
                                 ------
Balance at December 31, 2011.    $  716
                                 ======

   The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

   The December 31, 2011 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                         RETURN OF
                                                           PREMIUM    RATCHET   ROLL-UP    COMBO      TOTAL
                                                         ---------  --------- --------- ---------  ---------
                                                                        (DOLLARS IN MILLIONS)
GMDB:
   Account values invested in:
       General Account.................................. $  12,194  $    218  $    119  $     459  $  12,990
       Separate Accounts................................ $  27,460  $  6,878  $  3,699  $  32,157  $  70,194
   Net amount at risk, gross............................ $   1,642  $  1,400  $  2,944  $  14,305  $  20,291
   Net amount at risk, net of amounts reinsured......... $   1,642  $    879  $  2,003  $   5,964  $  10,488
   Average attained age of contractholders..............      49.2      63.3      68.7       63.9       53.3
   Percentage of contractholders over age 70............       2.8%     27.6%     47.2%      28.5%      10.4%
   Range of contractually specified interest rates......       N/A       N/A    3% - 6%  3% - 6.5%  3% - 6.5%

GMIB:
   Account values invested in:
       General Account..................................       N/A       N/A  $     26  $     583  $     609
       Separate Accounts................................       N/A       N/A  $  2,479  $  43,408  $  45,887
   Net amount at risk, gross............................       N/A       N/A  $  2,039  $   9,186  $  11,225
   Net amount at risk, net of amounts reinsured.........       N/A       N/A  $    603  $   2,520  $   3,123
   Weighted average years remaining until annuitization.       N/A       N/A       0.4        5.3        4.9
   Range of contractually specified interest rates......       N/A       N/A    3% - 6%  3% - 6.5%  3% - 6.5%

   The GWBL and other guaranteed benefits related liability, not included above, was $227 million and $38 million at December 31, 2011 and 2010, respectively, which is accounted for as embedded derivatives. This liability reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios.

   B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                 DECEMBER 31,
              -------------------
                2011      2010
              --------- ---------
                 (IN MILLIONS)
GMDB:
Equity....... $  46,207 $  48,904
Fixed income.     3,810     3,980
Balanced.....    19,525    22,230
Other........       652       713
              --------- ---------
Total........ $  70,194 $  75,827
              ========= =========
GMIB:
Equity....... $  29,819 $  31,837
Fixed income.     2,344     2,456
Balanced.....    13,379    15,629
Other........       345       370
              --------- ---------
Total........ $  45,887 $  50,292
              ========= =========

   C) Hedging Programs for GMDB, GMIB and GWBL Features

   Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program currently utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2011, the total account value and net amount at risk of the hedged variable annuity contracts were $36,090 million and $8,246 million, respectively, with the GMDB feature and $19,527 million and $2,545 million, respectively, with the GMIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

   D) Variable and Interest-Sensitive Life Insurance Policies -- No Lapse Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders' liabilities, and the related reinsurance ceded.

                                DIRECT      REINSURANCE
                                LIABILITY     CEDED       NET
                              ----------- ------------- ------
                                       (IN MILLIONS)
Balance at January 1, 2009...   $  203       $  (153)   $   50
   Other changes in reserves.       52           (21)       31
                                ------       -------    ------
Balance at December 31, 2009.      255          (174)       81
   Other changes in reserves.      120           (57)       63
                                ------       -------    ------
Balance at December 31, 2010.      375          (231)      144
   Other changes in reserves.       95           (31)       64
                                ------       -------    ------
Balance at December 31, 2011.   $  470       $  (262)   $  208
                                ======       =======    ======

9) REINSURANCE AGREEMENTS

   The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The Insurance Group reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single-life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2011, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 5.1% and 43.2%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 22.9% and 49.3%, respectively, of its current liability exposure resulting from the GMIB feature. See Note 8.

   Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2011 and 2010 were $10,547 million and $4,606 million, respectively. The increases (decreases) in estimated fair value were $5,941 million, $2,350 million and $(2,566) million for 2011, 2010 and 2009, respectively.

   At December 31, 2011 and 2010, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,383 million and $2,332 million, of which $1,959 million and $1,913 million related to two specific reinsurers, which are rated A/A- with the remainder of the reinsurers rated BBB and above or not rated. At December 31, 2011 and 2010, affiliated reinsurance recoverables related to insurance contracts amounted to $1,159 million and $920 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations. The Insurance Group evaluates the financial condition of its reinsurers in an effort to minimize its exposure to significant losses from reinsurer insolvencies.

   Reinsurance payables related to insurance contracts totaling $73 million and $74 million are included in other liabilities in the consolidated balance sheets at December 31, 2011 and 2010, respectively.

   The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $177 million and $195 million at December 31, 2011 and 2010, respectively.

   The Insurance Group also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   The Insurance Group has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2011 and 2010 were $703 million and $685 million, respectively.

   The following table summarizes the effect of reinsurance:

                                                                      2011    2010    2009
                                                                    ------  ------  ------
                                                                         (IN MILLIONS)
Direct premiums.................................................... $  908  $  903  $  838
Reinsurance assumed................................................    210     213     202
Reinsurance ceded..................................................   (585)   (586)   (609)
                                                                    ------  ------  ------
Premiums........................................................... $  533  $  530  $  431
                                                                    ======  ======  ======
Universal Life and Investment-type Product Policy Fee Income Ceded. $  221  $  210  $  197
                                                                    ======  ======  ======
Policyholders' Benefits Ceded...................................... $  510  $  536  $  485
                                                                    ======  ======  ======
Interest Credited to Policyholders' Account Balances Ceded......... $   --  $   --  $   --
                                                                    ======  ======  ======

   Individual Disability Income and Major Medical

   Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $92 million and $90 million at December 31, 2011 and 2010, respectively. At December 31, 2011 and 2010, respectively, $1,684 million and $1,622 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                             2011   2010   2009
                                           ------ ------ ------
                                              (IN MILLIONS)
Incurred benefits related to current year. $  24  $  30  $  38
Incurred benefits related to prior years..    18     10      6
                                           -----  -----  -----
Total Incurred Benefits................... $  42  $  40  $  44
                                           =====  =====  =====
Benefits paid related to current year..... $  15  $  12  $  13
Benefits paid related to prior years......    24     30     34
                                           -----  -----  -----
Total Benefits Paid....................... $  39  $  42  $  47
                                           =====  =====  =====

10)SHORT-TERM AND LONG-TERM DEBT

   Short-term and long-term debt consists of the following:

                                                                           DECEMBER 31,
                                                                           -------------
                                                                            2011   2010
                                                                           ------ ------
                                                                           (IN MILLIONS)
Short-term debt:
AllianceBernstein commercial paper (with interest rates of 0.2% and 0.3%). $  445 $  225
                                                                           ------ ------
Total short-term debt.....................................................    445    225
                                                                           ------ ------
Long-term debt:
AXA Equitable:
   Surplus Notes, 7.7%, due 2015..........................................    200    200
                                                                           ------ ------
Total long-term debt......................................................    200    200
                                                                           ------ ------
Total Short-term and Long-term Debt....................................... $  645 $  425
                                                                           ====== ======

   Short-term Debt

   AXA Equitable is a member of the Federal Home Loan Bank of New York ("FHLBNY"), which provides AXA Equitable with access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock to meet their membership requirement ($11 million, as of December 31, 2011). Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1,000 million. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2011, there were no outstanding borrowings from FHLBNY.

   In December 2010, AllianceBernstein entered into a committed, unsecured three-year senior revolving credit facility (the "2010 AB Credit Facility") with a group of commercial banks and other lenders in an original principal amount of $1,000 million with SCB LLC as an additional borrower.

   The 2010 AB Credit Facility replaced AllianceBernstein's existing $1,950 million of committed credit lines (comprised of two separate lines -- a $1,000 million committed, unsecured revolving credit facility in the name of AllianceBernstein, which had a scheduled expiration date of February 17, 2011, and SCB LLC's $950 million committed, unsecured revolving credit facility, which had a scheduled expiration date of January 25, 2011), both of which were terminated upon the effectiveness of the 2010 AB Credit Facility. AllianceBernstein has agreed to guarantee the obligations of SCB LLC under the 2010 AB Credit Facility.

   The 2010 AB Credit Facility is available for AllianceBernstein's and SCB LLC's business purposes, including the support of AllianceBernstein's $1,000 million commercial paper program. Both AllianceBernstein and SCB LLC can draw directly under the 2010 AB Credit Facility and management expects to draw on the 2010 AB Credit Facility from time to time.

   The 2010 AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including, among other things, restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. The 2010 AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency or bankruptcy related events of default, all amounts payable under the 2010 AB Credit Facility would automatically become immediately due and payable, and the lender's commitments would automatically terminate.

   The 2010 AB Credit Facility provides for possible increases in principal amount by up to an aggregate incremental amount of $250 million ("accordion feature"), any such increase being subject to the consent of the affected lenders. Amounts under the 2010 AB Credit Facility may be borrowed, repaid and re-borrowed by either company from time to time until the maturity of the facility. Voluntary prepayments and commitment reductions requested by AllianceBernstein are permitted at any time without fee (other than customary breakage costs relating to the prepayment of any drawn loans) upon proper notice and subject to a minimum dollar requirement. Borrowings under the 2010 AB Credit Facility bear interest at a rate per annum, which will be, at AllianceBernstein's option, a rate equal to an applicable margin, which is subject to adjustment based on the credit ratings of AllianceBernstein, plus one of the following indexes: London Interbank Offered Rate ("LIBOR"); a floating base rate; or the Federal Funds rate.

   On January 17, 2012, the 2010 AB Credit Facility was amended and restated. The principal amount was amended to $900 million from the original principal amount of $1,000 million. Also, the amendment increased the accordion feature from $250 million to $350 million. In addition, the maturity date of the 2010 AB Credit Facility has been extended from December 9, 2013 to January 17, 2017. There were no other significant changes in terms and conditions included in this amendment.

   As of December 31, 2011 and 2010, AllianceBernstein had no amounts outstanding under the 2010 AB Credit Facility or the previous revolving credit facilities, respectively.

   In addition, SCB LLC has five uncommitted lines of credit with four financial institutions. Two of these lines of credit permit us to borrow up to an aggregate of approximately $200 million while three lines have no stated limit.

   Long-term Debt

   At December 31, 2011, the Company was not in breach of any long-term debt covenants.

11)RELATED PARTY TRANSACTIONS

   Loans to Affiliates

   In September 2007, AXA issued $650 million in 5.4% Senior Unsecured Notes to AXA Equitable. These notes pay interest semi-annually and were scheduled to mature on September 30, 2012. In March 2011, the maturity date of these notes was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. The $439 million after-tax excess of the property's fair value over its carrying value was accounted for as a capital contribution to AXA Equitable.

   Loans from Affiliates

   In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

   In November 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

   In December 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

   Other Transactions

   The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $14 million, $59 million and $56 million, respectively, for 2011, 2010 and 2009.

   In 2011, 2010 and 2009, respectively, the Company paid AXA Distribution and its subsidiaries $641 million, $647 million and $634 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $413 million, $428 million and $402 million, respectively, for their applicable share of operating expenses in 2011, 2010 and 2009, pursuant to the Agreements for Services.

   The Company currently reinsures to AXA Bermuda a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA Bermuda also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA Bermuda provide important capital management benefits to AXA Equitable. At December 31, 2011 and 2010, the Company's GMIB reinsurance asset with AXA Bermuda had carrying values of $8,129 million and $3,384 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums in 2011, 2010 and 2009 related to the UL and no lapse guarantee riders totaled approximately $484 million, $477 million and $494 million, respectively. Ceded claims paid in 2011, 2010 and 2009 were $31 million, $39 million and $37 million, respectively.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life beginning in 2010 (and AXA Cessions in 2009 and prior), AXA affiliated reinsurers. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis. Premiums earned in 2011, 2010 and 2009 under this arrangement totaled approximately $1 million, $0 million and $1 million, respectively. Claims and expenses paid in 2011, 2010 and 2009 were $0 million, $0 million and $1 million, respectively.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable. Premiums earned in 2011, 2010 and 2009 totaled approximately $9 million, $9 million and $8 million, respectively. Claims and expenses paid in 2011, 2010 and 2009 were $1 million, $1 million and $1 million, respectively.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis. Premiums earned in 2011, 2010 and 2009 from AXA Equitable Life and Annuity Company totaled approximately $8 million, $7 million and $8 million, respectively. Claims and expenses paid in 2011, 2010 and 2009 were $4 million, $4 million and $5 million, respectively. Premiums earned in 2011, 2010 and 2009 from U.S. Financial Life Insurance Company ("USFL") totaled approximately $5 million, $5 million and $5 million, respectively. Claims and expenses paid in 2011, 2010 and 2009 were $8 million, $10 million and $4 million, respectively.

   Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $152 million, $160 million and $152 million in 2011, 2010 and 2009, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $22 million, $51 million and $50 million in 2011, 2010 and 2009, respectively. The net receivable related to these contracts was approximately $15 million and $9 million at December 31, 2011 and 2010, respectively.

   Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                2011   2010   2009
                                              ------ ------ ------
                                                 (IN MILLIONS)
Investment advisory and services fees........ $  865 $  809 $  644
Distribution revenues........................    352    339    277
Other revenues -- shareholder servicing fees.     92     93     90
Other revenues -- other......................      6      5      7
Institutional research services..............     --     --      1

12)EMPLOYEE BENEFIT PLANS

   PENSION PLANS

   AXA Equitable sponsors a qualified defined benefit plan covering its eligible employees (including certain part-time employees), managers and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan. The Company also sponsors non-qualified defined benefit plans and post-retirement plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension plans.

   For 2011, cash contributions by AXA Equitable and AllianceBernstein to their respective qualified pension plans were $665 million and $7 million. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Act, and not greater than the maximum it can deduct for Federal income tax purposes. Based on the funded status of the plans at December 31, 2011, no minimum contribution is required to be made in 2012 under ERISA, as amended by the Pension Protection Act of 2006 (the "Pension Act"), but management is currently evaluating if it will make contributions during 2012. AllianceBernstein currently estimates that it will contribute $6 million to its pension plan during 2012.

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                 2011    2010    2009
                               ------  ------  ------
                                    (IN MILLIONS)
Service cost.................. $   41  $   37  $   38
Interest cost.................    122     129     136
Expected return on assets.....   (120)   (115)   (126)
Net amortization..............    145     125      95
Plan amendments and additions.     --      13       2
                               ------  ------  ------
Net Periodic Pension Expense.. $  188  $  189  $  145
                               ======  ======  ======

   Changes in the Projected Benefit Obligation ("PBO") of the Company's qualified plans were comprised of:

                                                    DECEMBER 31,
                                                 ------------------
                                                    2011      2010
                                                 --------  --------
                                                    (IN MILLIONS)
Projected benefit obligation, beginning of year. $  2,424  $  2,241
Service cost....................................       30        30
Interest cost...................................      122       129
Actuarial (gains) losses........................      229       171
Benefits paid...................................     (179)     (170)
Plan amendments and additions...................       --        23
                                                 --------  --------
Projected Benefit Obligation, End of Year....... $  2,626  $  2,424
                                                 ========  ========

   The following table discloses the change in plan assets and the funded status of the Company's qualified pension plans:

                                                        DECEMBER 31,
                                                      ----------------
                                                         2011     2010
                                                      --------  ------
                                                        (IN MILLIONS)
Pension plan assets at fair value, beginning of year. $  1,529  $1,406
Actual return on plan assets.........................       77     106
Contributions........................................      672     202
Benefits paid and fees...............................     (185)   (185)
                                                      --------  ------
Pension plan assets at fair value, end of year.......    2,093   1,529
PBO..................................................    2,626   2,424
                                                      --------  ------
Excess of PBO Over Pension Plan Assets............... $   (533) $ (895)
                                                      ========  ======

   Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $533 million and $895 million at December 31, 2011 and 2010, respectively. The aggregate PBO and fair value of pension plan assets for plans with PBOs in excess of those assets were $2,626 million and $2,093 million, respectively, at December 31, 2011 and $2,424 million and $1,529 million, respectively, at December 31, 2010. The aggregate accumulated benefit obligation and fair value of pension plan assets for pension plans with accumulated benefit obligations in excess of those assets were $2,593 million and $2,093 million, respectively, at December 31, 2011 and $2,391 million and $1,529 million, respectively, at December 31, 2010. The accumulated benefit obligation for all defined benefit pension plans was $2,593 million and $2,391 million at December 31, 2011 and 2010, respectively.

   The following table discloses the amounts included in AOCI at December 31, 2011 and 2010 that have not yet been recognized as components of net periodic pension cost:

                                           DECEMBER 31,
                                          ---------------
                                             2011    2010
                                          -------- ------
                                           (IN MILLIONS)
Unrecognized net actuarial (gain) loss... $  1,679 $1,554
Unrecognized prior service cost (credit).        7      8
                                          -------- ------
 Total................................... $  1,686 $1,562
                                          ======== ======

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are $161 million and $1 million, respectively.

   The following table discloses the allocation of the fair value of total plan assets for the qualified pension plans of the Company at December 31, 2011 and 2010:

                                 DECEMBER 31,
                                 ------------
                                  2011   2010
                                 -----  -----
                                 (IN MILLIONS)
Fixed Maturities................  52.4%  48.5%
Equity Securities...............  36.3   37.0
Equity real estate..............   9.3   11.8
Cash and short-term investments.   2.0    2.7
                                 -----  -----
 Total.......................... 100.0% 100.0%
                                 =====  =====

   The primary investment objective of the qualified pension plan of AXA Equitable is to maximize return on assets, giving consideration to prudent risk. Guidelines regarding the allocation of plan assets for AXA Equitable's qualified pension plan are formalized by the Investment Committee established by the funded benefit plans of AXA Equitable and are designed with a long-term investment horizon. During 2011, AXA Equitable continued to implement an investment allocation strategy of the qualified defined benefit pension plan targeting 30%-40% equities, 50%-60% high quality bonds, and 0%-15% equity real estate and other investments. Exposure to real estate investments offers diversity to the total portfolio and long-term inflation protection.

   In 2011, AXA Equitable's qualified pension plan continued to implement hedging strategies intended to lessen downside equity risk. These hedging programs were initiated during fourth quarter 2008 and currently utilize derivative instruments, principally exchange-traded options contracts that are managed in an effort to reduce the economic impact of unfavorable changes in the equity markets.

   The following tables disclose the fair values of plan assets and their level of observability within the fair value hierarchy for the qualified pension plans of the Company at December 31, 2011 and 2010, respectively.

                                       LEVEL 1 LEVEL 2 LEVEL 3  TOTAL
DECEMBER 31, 2011:                     ------- ------- ------- --------
                                                (IN MILLIONS)
ASSET CATEGORIES
Fixed Maturities:
 Corporate............................ $   --  $  797  $   --  $    797
 U.S. Treasury, government and agency.     --     275      --       275
 States and political subdivisions....     --      11      --        11
 Other structured debt................     --      --       6         6
Common and preferred equity...........    712       2      --       714
Mutual funds..........................     33      --      --        33
Private real estate investment funds..     --      --       4         4
Private real estate investment trusts.     --      29     183       212
Cash and cash equivalents.............      1       1      --         2
Short-term investments................      7      32      --        39
                                       ------  ------  ------  --------
 Total................................ $  753  $  147  $  193  $  2,093
                                       ======  ======  ======  ========

                                         Level 1   Level 2   Level 3   Total
December 31, 2010:                     --------- --------- --------- --------
                                                   (In Millions)
Asset Categories
Fixed Maturities:
 Corporate............................  $   --    $  564    $   --   $    564
 U.S. Treasury, government and agency.      --       148        --        148
 States and political subdivisions....      --         9        --          9
 Other structured debt................      --        --         6          6
Common and preferred equity...........     410         2        --        412
Mutual funds..........................     115        --        --        115
Derivatives, net......................       1         6        --          7
Private real estate investment funds..      --        --        13         13
Private investment trusts.............      --        51       163        214
Cash and cash equivalents.............       6         2        --          8
Short-term investments................       2        31        --         33
                                        ------    ------    ------   --------
 Total................................  $  534    $  813    $  182   $  1,529
                                        ======    ======    ======   ========

   At December 31, 2011, assets classified as Level 1, Level 2, and Level 3 comprise approximately 36.0%, 54.8% and 9.2%, respectively, of qualified pension plan assets. At December 31, 2010, assets classified as Level 1, Level 2 and Level 3 comprised approximately 34.9%, 53.2% and 11.9%, respectively, of qualified pension plan assets. See Note 2 for a description of the fair value hierarchy. The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. Except for an investment of approximately $183 million in a private REIT through a pooled separate account, there are no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

   The tables below present a reconciliation for all Level 3 qualified pension plan assets at December 31, 2011 and 2010, respectively.

                                                                       PRIVATE
                                                                     REAL ESTATE  PRIVATE
                                                         FIXED       INVESTMENT  INVESTMENT COMMON
                                                     MATURITIES/(1)/    FUNDS      TRUSTS   EQUITY   TOTAL
                                                     --------------  ----------- ---------- ------ -------
                                                                        (IN MILLIONS)
Balance at January 1, 2011..........................      $  6          $  13      $  163    $ --  $  182
Actual return on plan assets:
 Relating to assets still held at December 31, 2011.        --              3          20      --      23
 Purchases/issues...................................        --             --          --       1       1
 Sales/settlements..................................        --            (12)         --      (1)    (13)
 Transfers into/out of Level 3......................        --             --          --      --      --
                                                          ----          -----      ------    ----  ------
Balance at December 31, 2011........................      $  6          $   4      $  183    $ --  $  193
                                                          ====          =====      ======    ====  ======
Balance at January 1, 2010..........................      $  7          $  12      $  147    $  2  $  168
Actual return on plan assets:
 Relating to assets still held at December 31, 2010.        (1)             1          16      --      16
 Purchases, sales, issues and settlements, net......        --             --          --      (2)     (2)
 Transfers into/out of Level 3......................        --             --          --      --      --
                                                          ----          -----      ------    ----  ------
Balance at December 31, 2010........................      $  6          $  13      $  163    $ --  $  182
                                                          ====          =====      ======    ====  ======

 /(1)/Includes commercial mortgage- and asset-backed securities and other structured debt.

   The discount rate assumptions used by the Company to measure the benefits obligations and related net periodic cost of its qualified pension plans reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the Company's qualified pension plans were discounted using a published high-quality bond yield curve. The discount rate used to measure each of the benefits obligations at December 31, 2011 and 2010 represents the level equivalent spot discount rate that produces the same aggregate present value measure of the total benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2011 and 2010.

                                                                           2011  2010
                                                                           ----  ----
Discount rates:
 Benefit obligation....................................................... 4.25% 5.25%
 Periodic cost............................................................ 5.25% 6.00%
Rates of compensation increase:
 Benefit obligation and periodic cost..................................... 6.00% 6.00%
Expected long-term rates of return on pension plan assets (periodic cost). 6.75% 6.75%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Prior to 1987, participants' benefits under AXA Equitable's qualified plan were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $13 million, $14 million and $16 million for 2011, 2010 and 2009, respectively.

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2012, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2011 and include benefits attributable to estimated future employee service.

                    PENSION
                   BENEFITS
                 -------------
                 (IN MILLIONS)
2012............    $  201
2013............       203
2014............       200
2015............       199
2016............       197
Years 2017-2021.       939

   HEALTH PLANS

   The Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010 (collectively, the "Health Acts"), signed into law in March 2010, are expected to have both immediate and long-term financial reporting implications for many employers who sponsor health plans for active employees and retirees. While many of the provisions of the Health Acts do not take effect until future years and are intended to coincide with fundamental changes to the healthcare system, current-period measurement of the benefits obligation is required to reflect an estimate of the potential implications of presently enacted law changes absent consideration of potential future plan modifications. Many of the specifics associated with this new healthcare legislation remain unclear, and further guidance is expected to become available as clarifying regulations are issued to address how the law is to be implemented. Management, in consultation with its actuarial advisors in respect of the Company's health and welfare plans, has concluded that a reasonable and reliable estimate of the impact of the Health Acts on future benefit levels cannot be made as of December 31, 2011 due to the significant uncertainty and complexity of many aspects of the new law.

   Included among the major provisions of the Health Acts is a change in the tax treatment of the Medicare Part D subsidy. The subsidy came into existence with the enactment of the Medicare Modernization Act ("MMA") in 2003 and is available to sponsors of retiree health benefit plans with a prescription drug benefit that is "actuarially equivalent" to the benefit provided by the Medicare Part D program. Prior to the Health Acts, sponsors were permitted to deduct the full cost of these retiree prescription drug plans without reduction for subsidies received. Although the Medicare Part D subsidy does not become taxable until years beginning after December 31, 2012, the effects of changes in tax law had to be recognized immediately in the income statement of the period of enactment. When MMA was enacted, the Company reduced its health benefits obligation to reflect the expected future subsidies from this program but did not establish a deferred tax asset for the value of the related future tax deductions. Consequently, passage of the Health Acts did not result in adjustment of the deferred tax accounts.

   Since December 31, 1999, AXA Financial, Inc. has legally assumed primary liability from AXA Equitable for all current and future obligations of its Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with these plans, as described in Note 11. In 2011, AXA Equitable eliminated any subsidy for retiree medical and dental coverage for individuals retiring on or after May 1, 2012 as well as a $10,000 retiree life insurance benefit for individuals retiring on or after January 1, 2012. As a result, the Company recognized a one-time reduction in benefits expense of approximately $37 million.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and financial professionals of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and financial professionals of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

   For 2011, 2010 and 2009, respectively, the Company recognized compensation costs of $416 million, $199 million and $78 million for share-based payment arrangements as further described herein.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance units under the AXA Performance Unit Plan (the "Performance Unit Plan").

   Performance Units. On March 18, 2011, under the terms of the AXA Performance Unit Plan 2011, AXA awarded approximately 1.8 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. The extent to which 2011-2012 cumulative two-year targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled on the third anniversary of the award date. The price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 17, 2014. For 2011, the Company recognized expenses associated with the March 18, 2011 grant of performance units was approximately $2 million.

   On March 20, 2011, approximately 830,650 performance units earned under the AXA Performance Unit Plan 2009 were fully vested for total value of approximately $17 million. Distributions to participants were made on April 14, 2011, resulting in cash settlements of approximately 80% of these performance units for aggregate value of approximately $14 million and equity settlements of the remainder with approximately 163,866 restricted AXA ordinary shares for aggregate value of approximately $3 million. AXA ordinary shares were sourced from Treasury shares.

   On March 19, 2010, under the terms of the AXA Performance Unit Plan 2010, the AXA Board awarded approximately 1.6 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. The extent to which 2010-2011 cumulative two-year targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group were achieved determines the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. Half of the performance units earned during this two-year cumulative performance period will vest and be settled on each of the second and third anniversaries of the award date. The price used to value the performance units at each settlement date will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 16, 2012 and March 18, 2013, respectively. Participants may elect to receive AXA ordinary shares in lieu of cash for all or a portion of the performance units that vest on the third anniversary of the grant date. For 2011 and 2010, the Company recognized expenses associated with the March 19, 2010 grant of performance units of approximately $2 million and $8 million, respectively.

   On April 1, 2010, approximately 620,507 performance units earned under the AXA Performance Unit Plan 2008 were fully vested for total value of approximately $14 million. Distributions to participants were made on April 22, 2010, resulting in cash settlements of approximately 81.5% of these performance units for aggregate value of approximately $11 million and equity settlements of the remainder with approximately 114,757 AXA ordinary shares for aggregate value of approximately $3 million. The AXA ordinary shares are subject to a non-transferability restriction for two years. These AXA ordinary shares were sourced from immediate exchange on a one-for-one basis of the 220,000 AXA ADRs for which AXA Financial Group paid $7 million in settlement on April 10, 2010 of a forward purchase contract entered into on June 16, 2008.

   On March 20, 2009, under the terms of the AXA Performance Unit Plan 2009, the AXA Board awarded approximately 1.3 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and the insurance related businesses of AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2009 plan generally cliff-vest on the second anniversary of their award date. When fully-vested, the performance units earned will be settled in cash or, in some cases, a combination of cash (70%) and stock (30%), the stock having transfer restrictions for a two-year period. For 2009 awards, the price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 18, 2011. For 2011 and 2010, the Company recognized compensation expense (credit) of approximately $(2) million and $9 million in respect of the March 20, 2009 grant of performance units.

   For 2011, 2010 and 2009, the Company recognized compensation costs of $2 million, $16 million and $5 million, respectively, for performance units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs. The cost of performance unit awards, as adjusted for achievement of performance targets and pre-vesting forfeitures is attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2011 and 2010 was $24 million and $38 million, respectively. Approximately 3,473,323 outstanding performance units are at risk to achievement of 2011 performance criteria, primarily representing the grant of March 18, 2011 for which cumulative average 2011-2012 performance targets will determine the number of performance units earned and including one-half of the award granted on March 19, 2010.

   AllianceBernstein Long-term Incentive Compensation Plans. AllianceBernstein maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect wholly owned subsidiary of AXA Financial, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AllianceBernstein in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units or certain investment products (primarily mutual funds) sponsored by AllianceBernstein. Beginning in 2009, annual awards granted under the Amended and Restated AllianceBernstein Incentive Compensation Award Program were in the form of restricted Holding units.

   In 2009, AllianceBernstein awarded 9.8 million restricted AllianceBernstein Holding L.P. ("AB Holding") units ("Holding units") in connection with compensation plans for senior officers and employees and in connection with certain employee's employment and separation agreements. The restricted Holding units had grant date fair values ranging from $16.79 to $28.38 and vest over a period ranging between two and five years. The aggregate grant date fair values of these 2009 restricted Holding unit awards was approximately $257 million. As a result, the Company's economic ownership of AllianceBernstein decreased to 35.9%. In 2009, as a result of the issuance of these restricted Holding units, the Company's Capital in excess of par value decreased by $65 million, net of applicable taxes with corresponding increases in Noncontrolling interests of $65 million.

   AllianceBernstein engages in open-market purchases of Holding units to help fund anticipated obligations under its incentive compensation award program and for other corporate purposes and purchases Holding units from employees to allow them to fulfill statutory tax requirements at the time of distribution of long-term incentive compensation awards. During 2011 and 2010, AllianceBernstein purchased 13.5 million and 8.8 million Holding units for $221 million and $226 million respectively. These amounts reflect open-market purchases of 11.1 million and 7.4 million Holding units for $192 million and $195 million, respectively, with the remainder primarily relating to purchases of Holding units from employees to allow them to fulfill statutory tax requirements at the time of distribution of long-term incentive compensation awards, offset by Holding units purchased by employees as part of a distribution reinvestment election. AllianceBernstein intends to continue to engage in open-market purchases of Holding units to help fund anticipated obligations under its incentive compensation award program.

   AllianceBernstein granted 1.7 million restricted Holding units (not including 8.7 million restricted Holding units granted in January 2012 for
   2011) and 13.1 million restricted Holding unit awards to employees during 2011 and 2010, respectively. To fund these awards, AB Holding allocated previously repurchased Holding units that had been held in the consolidated rabbi trust. In 2010, Holding issued 3.2 million Holding units and AllianceBernstein used 9.9 million, previously repurchased Holding units held in the consolidated rabbi trust.

   The 2011 incentive compensation awards allowed most employees to allocate their award between restricted Holding units and deferred cash. As a result, the 8.7 million restricted Holding units for the December 2011 awards were issued from the consolidated rabbi trust in January 2012. There were approximately 13.6 million and 6.2 million unallocated Holding units remaining in the consolidated rabbi trust as of December 31, 2011 and January 31, 2012, respectively. The 2011 awards were not issued until January 2012, therefore the Company's ownership percentage was not impacted at December 31, 2011. The balance as of January 31, 2012 also reflects repurchases and other activity during January 2012. In 2011, the purchases and issuances of Holding units resulted in an increase of $54 million and a decrease of $19 million in Capital in excess of par value during 2011 and 2010, respectively, with a corresponding $54 million decrease and a $19 million increase in Noncontrolling interest.

   On July 1, 2010, the AllianceBernstein 2010 Long Term Incentive Plan ("2010 Plan"), as amended, was established, under which various types of Holding unit-based awards have been available for grant to its employees and Eligible Directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the number of newly-issued Holding units with respect to which awards may be granted is 30.0 million. The 2010 Plan also permits AllianceBernstein to award an additional 30.0 million Holding units if they acquire the Holding units on the open market or through private purchases. As of December 31, 2011, AllianceBernstein granted 13.2 million Holding units net of forfeitures, under the 2010 Plan. As of December 31, 2011, 27.0 million newly issued Holding units and 19.8 million repurchased Holding units were available for grant.

   In fourth quarter 2011, AllianceBernstein implemented changes to AllianceBernstein's employee long-term incentive compensation award. AllianceBernstein amended all outstanding deferred incentive compensation awards of active employees (i.e., those employees employed as of December 31, 2011), so that employees who terminate their employment or are terminated without cause may continue to vest, so long as the employees do not violate the agreements and covenants set forth in the applicable award agreement, including restrictions on competition, employee and client solicitation, and a claw-back for failing to follow existing risk management policies. This amendment resulted in the immediate recognition in the fourth quarter of the cost of all unamortized deferred incentive compensation on outstanding awards from prior years that would otherwise have been expensed in future periods.

   In addition, future deferred incentive compensation awards, including awards granted in 2011, will contain the same continued vesting provisions and, accordingly, AllianceBernstein's annual incentive compensation expense will reflect 100% of the expense associated with the deferred incentive compensation awarded in each year. This approach to expense recognition will more closely match the economic cost of awarding deferred incentive compensation to the period in which the related service is performed.

   As a result of this change, AllianceBernstein expensed in the fourth quarter all unamortized deferred incentive compensation awards from prior years and 100% of the expense associated with its 2011 deferred incentive compensation awards. The Company recorded a one-time, non-cash charge of $115 million, net of income taxes and noncontrolling interest.

   The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of AllianceBernstein totaling $625 million (which includes the one-time, non-cash deferred compensation charge of $472 million), $164 million and $208 million for 2011, 2010 and 2009, respectively. The cost of the 2011 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

   Option Plans. On March 18, 2011, approximately 2.4 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 14.73 euros. Approximately 2.3 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 154,711 have a four-year cliff vesting term. In addition, approximately 390,988 of the total options awarded on March 18, 2011 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 18, 2011 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.49 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 33.9%, a weighted average expected term of 6.4 years, an expected dividend yield of 7.0% and a risk-free interest rate of 3.13%. The total fair value of these options (net of expected forfeitures) of approximately $6 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2011, the Company recognized expenses associated with the March 18, 2011 grant of options of approximately $2 million.

   On March 19, 2010, approximately 2.3 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 15.43 euros. Approximately 2.2 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 0.1 million have a four-year cliff vesting term. In addition, approximately 0.4 million of the total options awarded on March 19, 2010 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 19, 2010 have a ten-year term. The weighted average grant date fair value per option award was estimated at $3.54 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 36.5%, a weighted average expected term of 6.4 years, an expected dividend yield of 6.98% and a risk-free interest rate of 2.66%. The total fair value of these options (net of expected forfeitures) of approximately $8 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2011 and 2010, the Company recognized expenses associated with the March 19, 2010 grant of options of approximately $1 million and $3 million, respectively.

   The number of AXA ADRs or AXA ordinary shares authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan).

   A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2011 follows:

                                                                Options Outstanding
                                ------------------------------------------------------------------------------
                                                                                             AllianceBernstein
                                      AXA Ordinary Shares            AXA ADRs/(3)/             Holding Units
                                ---------------------------      ---------------------- ----------------------
                                                   Weighted                    Weighted                 Weighted
                                   Number          Average          Number     Average     Number       Average
                                 Outstanding       Exercise       Outstanding  Exercise  Outstanding    Exercise
                                (In Millions)       Price        (In Millions)  Price   (In Millions)    Price
                                ------------- -------------      ------------- -------- ------------- --------
Options outstanding at
  January 1, 2011..............      16.3     (Euro)  22.34           10.0     $  19.96      10.2     $  41.24
Options granted................       2.4     (Euro)  14.52             --     $     --       0.1     $  21.75
Options exercised..............        --     (Euro)     --           (0.6)    $  15.63      (0.1)    $  17.05
Options forfeited, net.........      (0.6)    (Euro)  21.59           (1.8)    $  27.24      (0.8)    $  55.66
Options expired................        --                --             --           --      (0.4)    $  50.59
                                   ------                           ------                 ------
Options Outstanding at
  December 31, 2011............      18.1     (Euro)  19.40            7.6     $  18.47       9.0     $  39.63
                                   ======     =============         ======     ========    ======     ========
Aggregate Intrinsic Value/(1)/.               (Euro)     --/(2)/               $   1.70               $     --/(2)/
                                              =============                    ========               ========
Weighted Average Remaining
  Contractual Term (in years)..      4.74                             1.83                    6.4
                                   ======                           ======                 ======
Options Exercisable at
  December 31, 2011............      10.9     (Euro)  25.35            7.6     $  18.48       3.3        36.65
                                   ======     =============         ======     ========    ======     ========
Aggregate Intrinsic Value/(1)/.               (Euro)     --/(2)/               $    1.7               $     --/(2)/
                                              =============                    ========               ========
Weighted Average Remaining
  Contractual Term (in years)..      4.59                             1.82                    5.6
                                   ======                           ======                 ======

 /(1)/Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2011 of the respective underlying shares over the strike prices of the option awards.
 /(2)/The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero in the table above.
 /(3)/AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity.

   Cash proceeds received from employee and financial professional exercises of stock options in 2011 was $9 million. The intrinsic value related to employee and financial professional exercises of stock options during 2011, 2010 and 2009 were $3 million, $3 million and $8 million, respectively, resulting in amounts currently deductible for tax purposes of $1 million, $1 million and $3 million, respectively, for the periods then ended. In 2011, 2010 and 2009, windfall tax benefits of approximately $1 million, $1 million and $2 million, respectively, resulted from employee and financial professional exercises of stock option awards.

   At December 31, 2011, AXA Financial held 666,731 AXA ADRs and AXA ordinary shares in treasury at a weighted average cost of approximately $25.25 per share, of which approximately 549,298 were designated to fund future exercises of outstanding stock options and approximately 117,433 were designated to fund restricted stock grants.

   The AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of stock options. These call options expired on November 23, 2009. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2011, 2010 and 2009, respectively.

                                                       AXA Ordinary Shares     AllianceBernstein Holding Units
                                                      ---------------------  ----------------------------------
                                                       2011    2010   2009    2011       2010          2009
                                                      ------  -----  ------  ------  ------------  ------------
Dividend yield.......................................   7.00%  6.98%  10.69%   5.40%    7.2 - 8.2%    5.2 - 6.1%
Expected volatility..................................  33.90%  36.5%   57.5%  47.30%  46.2 - 46.6%  40.0 - 44.6%
Risk-free interest rates.............................   3.13%  2.66%   2.74%   1.90%   2.2 - 2.3 %   1.6 - 2.1 %
Expected life in years...............................    6.4    6.4     5.5     6.0           6.0     6.0 - 6.5
Weighted average fair value per option at grant date. $ 2.49  $3.54  $ 2.57  $ 5.98  $       6.18  $       3.52

   For 2011, 2010 and 2009, the Company recognized compensation costs for employee stock options of $26 million, $16 million, and $20 million, respectively. As of December 31, 2011, approximately $3 million of unrecognized compensation cost related to unvested employee and financial professional stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 1.6 years.

   Restricted Awards. Under the Stock Incentive Plan, AXA Financial grants restricted stock to employees and financial professionals of its subsidiaries. Generally, all outstanding restricted stock awards have vesting terms ranging from three to five years. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

   For 2011, 2010 and 2009, respectively, the Company recognized compensation costs of $378 million, $149 million and $45 million for awards outstanding under these restricted award plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. At December 31, 2011, approximately 16 million restricted shares and Holding units remain unvested. At December 31, 2011, approximately $61 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 2.7 years.

   The following table summarizes unvested restricted stock activity for 2011.

                                                          WEIGHTED
                                              SHARES OF   AVERAGE
                                              RESTRICTED GRANT DATE
                                                STOCK    FAIR VALUE
                                              ---------- ----------
            Unvested as of January 1, 2011...   391,761   $  29.97
            Granted..........................    16,665   $  14.01
            Vested...........................   117,906   $  31.64
            Forfeited........................    46,948         --
                                              ---------
            Unvested as of December 31, 2011.   243,572   $  30.22
                                              =========

   Restricted stock vested in 2011, 2010 and 2009 had aggregate vesting date fair values of approximately $2 million, $2 million and $2 million, respectively.

   Tandem SARs/NSOs. In January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The value of these tandem SARs/NSOs at December 31, 2009 was $1 million. In 2010, all remaining outstanding and unexercised tandem SARs/NSOs expired out-of-the-money. During 2010 and 2009, respectively, approximately 103,569 and 11,368 of these awards were exercised at an aggregate cash-settlement value of $357,961 and $77,723. The Company recorded compensation expense (credit) for these fully-vested awards of $(142,559) and $(474,610) for 2010 and 2009, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the then-outstanding and unexercised awards.

   SARs. For 2011, 2010 and 2009, respectively, 113,210, 24,101 and 129,722
   Stock Appreciation Rights ("SARs") were granted to certain financial professionals of AXA Financial subsidiaries, each with a 4-year cliff-vesting schedule. These 2011, 2010 and 2009 awards entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over prices ranging from 10.71- 14.96 Euros, 15.43 Euros and 10.00 Euros, respectively, as of the date of exercise. At December 31, 2011, 495,610 SARs were outstanding, having weighted average remaining contractual term of 6.4 years. The accrued value of SARs at December 31, 2011 and 2010 was $136,667 and $236,114, respectively, and recorded as liabilities in the consolidated balance sheets. For 2011, 2010 and 2009, the Company recorded compensation expense (credit) for SARs of $(87,759), $(865,661) and $731,835, respectively, reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards.

   AXA Shareplan. In 2011, eligible employees and financial professionals of participating AXA Financial subsidiaries were offered the opportunity to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2011. Eligible employees and financial professionals could reserve a share purchase during the reservation period from September 1, 2011 through September 16, 2011 and could cancel their reservation or elect to make a purchase for the first time during the retraction/subscription period from November 3, 2011 through November 7, 2011. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 27, 2011 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $11.83 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 13.60% formula discounted price of $12.77 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty two week period preceding the scheduled end date of AXA Shareplan 2011 which is July 1, 2016. All subscriptions became binding and irrevocable at November 7, 2011.

   The Company recognized compensation expense of $9 million in 2011, $17 million in 2010 and $7 million in 2009 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. Participants in AXA Shareplans 2011, 2010 and 2009 primarily invested under Investment Option B for the purchase of approximately 9 million, 8 million and 6 million AXA ordinary shares, respectively.

   AXA Miles Program. On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Board granted 50 AXA ordinary shares ("AXA Miles") to every employee and eligible financial professionals of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff-vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,400 AXA Miles awarded to employees and financial professionals of AXA Financial's subsidiaries was approximately $19 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2011, 2010 and 2009, respectively, the Company recognized compensation expense of approximately $1 million, $2 million and $2 million in respect of this grant of AXA Miles. On March 16, 2012, 50 free AXA ordinary shares will be granted to all AXA Group employees worldwide. These 50 shares will vest upon completion of a two or four year vesting period depending on applicable local regulations, and subject to fulfillment of certain conditions. Half of these 50 AXA Miles will be granted to each employee without being subject to any performance condition; the second half of the AXA Miles will be subject to fulfillment of a performance condition determined by AXA's Board of Directors.

   Stock Purchase Plans. On September 30, 2010, AXA Financial announced the rollout of a new stock purchase plan that offers eligible employees and financial professionals the opportunity to receive a 10% match on AXA ordinary share purchases. The first purchase date was November 11, 2010, after which purchases generally will be scheduled to occur at the end of each calendar quarter. The number of AXA ordinary shares reserved for purchase under the plan is 30,000,000. Compensation expense was not material for 2011 and 2010.

   AXA Financial's Deregistration. In 2010, AXA voluntarily delisted the AXA ADRs from the New York Stock Exchange and filed to deregister and terminate its reporting obligation with the SEC. AXA's deregistration became effective in second quarter 2010. Following these actions, AXA ADRs continue to trade in the over-the-counter markets in the U.S. and be exchangeable into AXA ordinary shares on a one-to-one basis while AXA ordinary shares continue to trade on the Euronext Paris, the primary and most liquid market for AXA shares. Consequently, current holders of AXA ADRs may continue to hold or trade those shares, subject to existing transfer restrictions, if any. The terms and conditions of AXA Financial's share-based compensation programs generally were not impacted by the delisting and deregistration except that AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity of outstanding awards and new offerings are based on AXA ordinary shares. In addition, due to U.S. securities law restrictions, certain blackouts on option exercise occur each year when updated financial information for AXA is not available. Contributions to the AXA Financial Qualified and Non-Qualified Stock Purchase Plans were suspended and contributions to the AXA Equitable 401(k) Plan -- AXA ADR Fund investment option were terminated coincident with AXA's delisting and deregistration. None of the modifications made to AXA Financial's share-based compensation programs as a result of AXA's delisting and deregistration resulted in recognition of additional compensation expense.

14)NET INVESTMENT INCOME (LOSS) AND INVESTMENT GAINS (LOSSES), NET

   The following table breaks out Net investment income (loss) by asset category:

                                     2011      2010      2009
                                   --------  --------  --------
                                           (IN MILLIONS)
Fixed maturities.................. $  1,555  $  1,616  $  1,582
Mortgage loans on real estate.....      241       231       231
Equity real estate................       19        20         6
Other equity investments..........      116       111       (68)
Policy loans......................      229       234       238
Short-term investments............        5        11        21
Derivative investments............    2,374      (284)   (3,079)
Broker-dealer related receivables.       13        12        15
Trading securities................      (29)       49       137
Other investment income...........       37        36        14
                                   --------  --------  --------
   Gross investment income (loss).    4,560     2,036      (903)
Investment expenses...............      (55)      (56)      (73)
Interest expense..................       (3)       (4)       (4)
                                   --------  --------  --------
Net Investment Income (Loss)...... $  4,502  $  1,976  $   (980)
                                   ========  ========  ========

   For 2011, 2010 and 2009, respectively, Net investment income (loss) from derivatives included $1,303 million, $(968) million and $(1,769) million of realized gains (losses) on contracts closed during those periods and $1,071 million, $684 million and $(1,310) million of unrealized gains (losses) on derivative positions at each respective year end.

   Investment gains (losses), net including changes in the valuation allowances are as follows:

                                 2011     2010    2009
                                ------  -------  -----
                                     (IN MILLIONS)
Fixed maturities............... $  (29) $  (200) $  (2)
Mortgage loans on real estate..    (14)     (18)    --
Other equity investments.......     (4)      34     53
Other..........................     --       --      3
                                ------  -------  -----
Investment Gains (Losses), Net. $  (47) $  (184) $  54
                                ======  =======  =====

   There were no writedowns of mortgage loans on real estate and of equity real estate in 2011, 2010 and 2009.

   For 2011, 2010 and 2009, respectively, proceeds received on sales of fixed maturities classified as AFS amounted to $340 million, $840 million and $2,901 million. Gross gains of $6 million, $28 million and $320 million and gross losses of $9 million, $16 million and $128 million were realized on these sales in 2011, 2010 and 2009, respectively. The change in unrealized investment gains (losses) related to fixed maturities classified as AFS for 2011, 2010 and 2009 amounted to $907 million, $903 million and $2,353 million, respectively.

   For 2011, 2010 and 2009, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $10 million, $31 million and $40 million.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

   The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of AOCI and the changes for the corresponding years, follow:

                                                                            2011                2010          2009
                                                                           ------           -------------   -------
                                                                                            (IN MILLIONS)
Balance attributable to AXA Equitable, beginning of year.................. $  397               $ (69)      $(1,271)
Cumulative impact of adoption of new accounting guidance, net of taxes....     --                  --           (29)
                                                                           ------               -----       -------
Balance attributable to AXA Equitable, as adjusted........................    397                 (69)       (1,300)
Changes in unrealized investment gains (losses) on investments............    907                 835         2,494
Impact of unrealized investment gains (losses) attributable to:
       Participating group annuity contracts, Closed Blocks
         policyholder dividend obligation and other.......................   (131)            (68)               58
       Insurance liability loss recognition...............................   (120)             --                --
       DAC................................................................    (97)            (79)             (533)
       Deferred income tax (expense) benefit..............................   (193)           (229)             (722)
                                                                           ------               -----       -------
Total.....................................................................    763                 390            (3)
Less: Changes in unrealized investment (gains) losses attributable to
  noncontrolling interest.................................................     21                   7           (66)
                                                                           ------               -----       -------
Balance Attributable to AXA Equitable, End of Year........................ $  784               $ 397       $   (69)
                                                                           ======               =====       =======
Balance, end of year comprises:
Unrealized investment gains (losses) on:
   Fixed maturities....................................................... $1,782               $ 875       $    33
   Other equity investments...............................................      2                   2             9
                                                                           ------               -----       -------
          Total...........................................................  1,784                 877            42
Impact of unrealized investment gains (losses) attributable to:
       Participating group annuity contracts, Closed Blocks
         policyholder dividend obligation and other.......................   (270)           (139)              (71)
       Insurance liability loss recognition...............................   (120)             --                --
       DAC................................................................   (202)           (105)              (26)
       Deferred income tax (expense) benefit..............................   (421)           (228)                1
                                                                           ------               -----       -------
Total.....................................................................    771                 405           (54)
Less: (Income) loss attributable to noncontrolling interest...............     13                  (8)          (15)
                                                                           ------               -----       -------
Balance Attributable to AXA Equitable, End of Year........................ $  784               $ 397       $   (69)
                                                                           ======               =====       =======

15)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                  2011      2010     2009
                               ---------  -------  --------
                                      (IN MILLIONS)
Income tax (expense) benefit:.
   Current (expense) benefit.. $      40  $   (34) $     81
   Deferred (expense) benefit.    (1,338)    (755)    1,266
                               ---------  -------  --------
Total......................... $  (1,298) $  (789) $  1,347
                               =========  =======  ========

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                                2011       2010      2009
                                             ---------  ---------  --------
                                                      (IN MILLIONS)
Expected income tax (expense) benefit....... $  (1,443) $  (1,137) $  1,153
Noncontrolling interest.....................       (36)        66       105
Separate Accounts investment activity.......        83         53        72
Non-taxable investment income (loss)........         8         15        27
Adjustment of tax audit reserves............        (7)       (13)        7
State income taxes..........................         7         (5)      (12)
AllianceBernstein Federal and foreign taxes.       (13)        (3)       (6)
Tax settlement..............................        84         99        --
ACMC conversion.............................        --        135        --
Other.......................................        19          1         1
                                             ---------  ---------  --------
Income tax (expense) benefit................ $  (1,298) $    (789) $  1,347
                                             =========  =========  ========

   The Internal Revenue Service ("IRS") completed its examination of the Company's 2004 and 2005 Federal corporate income tax returns and issued its Revenue Agent's Report during third quarter of 2011. The impact of these completed audits on the Company's financial statements and unrecognized tax benefits in 2011 was a tax benefit of $84 million. The Company has appealed certain issues to the Appeals Office of the IRS.

   AXA Equitable recognized a tax benefit in 2010 of $99 million related to the settlement with the Appeals Office of the IRS of issues for the 1997-2003 tax years.

   Due to the conversion in 2010 of ACMC, Inc. from a corporation to a limited liability company, AXA Equitable recognized a tax benefit of $135 million primarily related to the release of state deferred taxes.

   On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61, and the U.S. Department of the Treasury (the "Treasury") indicated that it would address the computational issues in a regulation project. However, the Treasury 2011-2012 Priority Guidance Plan includes an item for guidance in the form of a revenue ruling rather than regulations with respect to the calculation of the Separate Account DRD. The ultimate timing and substance of any such guidance is unknown. It is also possible that the calculation of the Separate Account DRD will be addressed in future legislation. Any such guidance or legislation could result in the elimination or reduction on either a retroactive or prospective basis of the Separate Account DRD tax benefit that the Company receives.

   The components of the net deferred income taxes are as follows:

                                       DECEMBER 31, 2011  December 31, 2010
                                       ------------------ ------------------
                                       ASSETS LIABILITIES Assets Liabilities
                                       ------ ----------- ------ -----------
                                                   (IN MILLIONS)
Compensation and related benefits..... $  248  $     --   $  229  $     --
Reserves and reinsurance..............     --     3,060       --       977
DAC...................................     --       891       --     1,952
Unrealized investment gains or losses.     --       418       --       259
Investments...........................     --     1,101       --       800
Alternative minimum tax credits.......    242        --      241        --
Other.................................     79        --      108        --
                                       ------  --------   ------  --------
Total................................. $  569  $  5,470   $  578  $  3,988
                                       ======  ========   ======  ========

   The Company provides income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States. As of December 31, 2011, $214 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested. At existing applicable income tax rates, additional taxes of approximately $80 million would need to be provided if such earnings were remitted.

   At December 31, 2011, the total amount of unrecognized tax benefits was $550 million, of which $478 million would affect the effective rate and $72 million was temporary in nature. At December 31, 2010, the total amount of unrecognized tax benefits was $525 million, of which $510 million would affect the effective rate and $15 million was temporary in nature.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2011 and 2010 were $97 million and $91 million, respectively. For 2011, 2010 and 2009, respectively, there were $14 million, $10 million and $4 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                              2011    2010    2009
                                             ------  ------  ------
                                                  (IN MILLIONS)
Balance at January 1,....................... $  434  $  577  $  477
Additions for tax positions of prior years..    337     168     155
Reductions for tax positions of prior years.   (235)   (266)    (50)
Additions for tax positions of current year.      1       1       1
Settlements with tax authorities............    (84)    (46)     (6)
                                             ------  ------  ------
Balance at December 31,..................... $  453  $  434  $  577
                                             ======  ======  ======

   In addition to the appeal of the 2004 and 2005 tax years to the Appeals Office of the IRS, it is expected that the examination of tax years 2006 and 2007 will begin during 2012. It is reasonably possible that the total amounts of unrecognized tax benefit will change within the next 12 months due to the conclusion of the IRS Appeals proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

16)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                                                                    DECEMBER 31,
                                                                                             -------------------------
                                                                                               2011     2010     2009
                                                                                             -------  -------  -------
                                                                                                   (IN MILLIONS)
Unrealized gains (losses) on investments.................................................... $   772  $   406  $     9
Defined benefit pension plans...............................................................  (1,082)  (1,008)    (968)
Impact of implementing new accounting guidance, net of taxes................................      --       --      (62)
                                                                                             -------  -------  -------
Total accumulated other comprehensive income (loss).........................................    (310)    (602)  (1,021)
                                                                                             -------  -------  -------
Less: Accumulated other comprehensive (income) loss attributable to noncontrolling interest.      13       (8)     (15)
                                                                                             -------  -------  -------
Accumulated Other Comprehensive Income (Loss) Attributable to AXA Equitable................. $  (297) $  (610) $(1,036)
                                                                                             =======  =======  =======

   The components of OCI for the past three years follow:

                                                                                                     2011   2010    2009
                                                                                                    -----  -----  -------
                                                                                                        (IN MILLIONS)
Net unrealized gains (losses) on investments:
   Net unrealized gains (losses) arising during the year........................................... $ 879  $ 646  $ 2,558
   (Gains) losses reclassified into net earnings (loss) during the year............................    28    189       (2)
                                                                                                    -----  -----  -------
Net unrealized gains (losses) on investments.......................................................   907    835    2,556
Adjustments for policyholders liabilities, DAC, deferred income taxes and insurance liability loss recognition......................................................................................  (541)  (376)  (1,196)
                                                                                                    -----  -----  -------
Change in unrealized gains (losses), net of adjustments............................................   366    459    1,360
Change in defined benefit pension plans............................................................   (74)   (40)      (3)
                                                                                                    -----  -----  -------
Total other comprehensive income (loss), net of income taxes.......................................   292    419    1,357
Less: Other comprehensive (income) loss attributable to noncontrolling interest....................    21      7      (66)
                                                                                                    -----  -----  -------
Other Comprehensive Income (Loss) Attributable to AXA Equitable.................................... $ 313  $ 426  $ 1,291
                                                                                                    =====  =====  =======

17)COMMITMENTS AND CONTINGENT LIABILITIES

   Debt Maturities

   At December 31, 2011, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity, were $0 million for 2012, 2013 and 2014, $200 million for 2015 and $0 million thereafter.

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2012 and the four successive years are $217 million, $226 million, $221 million, $218 million, $215 million and $1,738 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2012 and the four successive years is $13 million, $14 million, $14 million, $13 million, $14 million and $43 million thereafter.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2011, AXA Equitable recorded a $55 million pre-tax charge related to severance and lease costs. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                DECEMBER 31,
                            -------------------
                             2011   2010   2009
                            -----  -----  -----
                               (IN MILLIONS)
Balance, beginning of year. $  11  $  20  $  60
Additions..................    79     13     55
Cash payments..............   (43)   (17)   (88)
Other reductions...........    (3)    (5)    (7)
                            -----  -----  -----
Balance, End of Year....... $  44  $  11  $  20
                            =====  =====  =====

   During 2010, AllianceBernstein performed a comprehensive review of its real estate requirements in connection with its workforce reductions commencing in 2008. As a result, AllianceBernstein recorded a non-cash pre-tax charge of $102 million in 2010 that reflected the net present value of the difference between the amount of AllianceBernstein's ongoing contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space. AllianceBernstein recorded pre-tax real estate charges totaling $7 million in 2011.

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2011, these arrangements include commitments by the Company to provide equity financing of $423 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2011. The Company had $137 million of commitments under existing mortgage loan agreements at December 31, 2011.

   The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 through reinsurance transactions with AXA Bermuda, a wholly-owned subsidiary of AXA Financial.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA Bermuda to the extent that AXA Bermuda holds assets in an irrevocable trust ($8,809 million at December 31, 2011) and/or letters of credit ($1,915 million at December 31, 2011). Under the reinsurance transactions, AXA Bermuda is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Bermuda fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA Bermuda's liquidity.

   During 2009, AllianceBernstein entered into a subscription agreement under which it committed to invest up to $40 million in a venture capital fund over a six-year period. In December 2011, AllianceBernstein sold 12.5% of its funded interest and commitment to an unaffiliated third party for $2 million. As of December 31, 2011, AllianceBernstein had funded $14 million, net of the sales proceeds, of its revised commitment of $35 million.

   Also during 2009, AllianceBernstein was selected by the U.S. Treasury Department as one of nine pre-qualified investment managers under the Public-Private Investment Program. As part of the program, each investment manager is required to invest a minimum of $20 million in the Public-Private Investment Fund they manage. As of December 31, 2011, AllianceBernstein funded $18 million of this commitment.

   During 2010, as general partner of the AllianceBernstein U.S. Real Estate L.P. (the "Real Estate Fund"), AllianceBernstein committed to invest up to 2.5% of the capital of the Real Estate Fund up to a maximum of $50 million. As of December 31, 2011, AllianceBernstein had funded $4 million of this commitment.

18)LITIGATION

   INSURANCE LITIGATION

   A lawsuit was filed in the United States District Court of the District of New Jersey in July 2011, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("FMG LLC"). The lawsuit was filed derivatively on behalf of eight funds. The lawsuit seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and FMG LLC for investment management services. In November 2011, plaintiff filed an amended complaint, adding claims under Sections 47(b) and 26(f) of the Investment Company Act, as well as a claim for unjust enrichment. In addition, plaintiff purports to file the lawsuit as a class action in addition to a derivative action. In December 2011, AXA Equitable and FMG LLC filed a motion to dismiss the amended complaint. Plaintiff seeks recovery of the alleged overpayments, or alternatively, rescission of the contracts and restitution of substantially all fees paid.

   INSURANCE REGULATORY MATTERS

   AXA Equitable is subject to various statutory and regulatory requirements concerning the payment of death benefits and the reporting and escheatment of unclaimed property, and is subject to audit and examination for compliance with these requirements. AXA Equitable, along with other life insurance industry companies, has been the subject of various inquiries regarding its death claim, escheatment, and unclaimed property procedures and is cooperating with these inquiries. For example, in June 2011, the New York State Attorney General's office issued a subpoena to AXA Equitable in connection with its investigation of industry escheatment and unclaimed property procedures. AXA Equitable also has been contacted by a third party auditor acting on behalf of a number of U.S. state jurisdictions reviewing compliance with unclaimed property laws of those jurisdictions. In July 2011, AXA Equitable received a request from the NYSDFS to use data available on the U.S. Social Security Administration's Death Master File or similar database to identify instances where death benefits under life insurance policies, annuities and retained asset accounts are payable, to locate and pay beneficiaries under such contracts, and to report the results of the use of the data. AXA Equitable has filed several reports with the NYSDFS related to its request. The audits and related inquiries have resulted in the payment of death benefits and changes to AXA Equitable's relevant procedures. AXA Equitable expects it will also result in the reporting and escheatment of unclaimed death benefits, including potential interest on such payments.

                              -------------------

   In addition to the matters described above, a number of lawsuits, claims and assessments have been filed against life and health insurers and asset managers in the jurisdictions in which AXA Equitable and its respective subsidiaries do business. These proceedings involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, breach of fiduciary duties, mismanagement of client funds and other matters. Some of the matters have resulted in the award of substantial judgments against other insurers and asset managers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and its subsidiaries from time to time are involved in such proceedings. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on AXA Equitable's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

   Although the outcome of litigation and regulatory matters generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigation and regulatory matters described therein involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of AXA Equitable. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations and regulatory matters described above will have a material adverse effect on AXA Equitable's consolidated results of operations in any particular period.

19)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the applicable states' insurance law, a domestic life insurer may, without prior approval of the Superintendent of the NYSDFS, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $363 million during 2012. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent of the NYSDFS who then has 30 days to disapprove the distribution. For 2011, 2010 and 2009, respectively, the Insurance Group's statutory net income (loss) totaled $967 million, $(510) million and $1,783 million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,845 million and $4,232 million at December 31, 2011 and 2010, respectively. In 2011 and 2010, respectively, AXA Equitable paid $379 million and $300 million in shareholder dividends; no dividends were paid in 2009.

   At December 31, 2011, AXA Equitable, in accordance with various government and state regulations, had $86 million of securities on deposit with such government or state agencies.

   In fourth quarter 2008, AXA Equitable issued two $500 million surplus notes to AXA Financial. The notes, both of which mature on December 1, 2018, have a fixed interest rate of 7.1%. The accrual and payment of interest expense and the payment of principal related to surplus notes require approval from the NYSDFS. Interest expense in 2012 will approximate $71 million.

   At December 31, 2011 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYSDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2011.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under U.S. GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (i) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (j) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP and
   (k) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting.

   The following tables reconcile the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by NYSDFS laws and regulations with consolidated net earnings (loss) and equity attributable to AXA Equitable on a U.S. GAAP basis.

                                                                                  DECEMBER 31,
                                                                          ----------------------------
                                                                            2011      2010      2009
                                                                          --------  --------  --------
                                                                                  (IN MILLIONS)
Net change in statutory surplus and capital stock........................ $    824  $    685  $    (39)
Change in AVR............................................................     (211)     (291)      289
                                                                          --------  --------  --------
Net change in statutory surplus, capital stock and AVR...................      613       394       250
Adjustments:
 Future policy benefits and policyholders' account balances..............     (270)      (61)   (5,995)
 DAC.....................................................................   (2,861)      981       646
 Deferred income taxes...................................................   (1,272)   (1,089)    1,242
 Valuation of investments................................................       16       145      (659)
 Valuation of investment subsidiary......................................      590       366      (579)
 Increase (decrease) in the fair value of the reinsurance contract asset.    5,941     2,350    (2,566)
 Pension adjustment......................................................      111        56        17
 Premiums and benefits ceded to AXA Bermuda..............................     (156)   (1,099)    5,541
 Shareholder dividends paid..............................................      379       300        --
 Changes in non-admitted assets..........................................     (154)      (64)       29
 Other, net..............................................................      (10)      (55)      (33)
 U.S. GAAP adjustments for Wind-up Annuities.............................       --        --      (195)
                                                                          --------  --------  --------
U.S. GAAP Net Earnings (Loss) Attributable to AXA Equitable.............. $  2,927  $  2,224  $ (2,302)
                                                                          ========  ========  ========

                                                                      DECEMBER 31,
                                                             ------------------------------
                                                                2011       2010      2009
                                                             ---------  ---------  --------
                                                                      (IN MILLIONS)
Statutory surplus and capital stock......................... $   4,625  $   3,801  $  3,116
AVR.........................................................       220        431       722
                                                             ---------  ---------  --------
Statutory surplus, capital stock and AVR....................     4,845      4,232     3,838
Adjustments:
 Future policy benefits and policyholders' account balances.    (2,456)    (2,015)   (1,464)
 DAC........................................................     3,545      6,503     5,601
 Deferred income taxes......................................    (5,357)    (4,117)   (2,953)
 Valuation of investments...................................     2,266      1,658       673
 Valuation of investment subsidiary.........................       231       (657)   (1,019)
 Fair value of reinsurance contracts........................    10,547      4,606     2,256
 Deferred cost of insurance ceded to AXA Bermuda............     2,693      2,904     3,178
 Non-admitted assets........................................       510        761     1,036
 Issuance of surplus notes..................................    (1,525)    (1,525)   (1,525)
 Other, net.................................................      (459)      (521)     (152)
                                                             ---------  ---------  --------
U.S. GAAP Total Equity Attributable to AXA Equitable........ $  14,840  $  11,829  $  9,469
                                                             =========  =========  ========

20)BUSINESS SEGMENT INFORMATION

   The following tables reconcile segment revenues and earnings (loss) from continuing operations before income taxes to total revenues and earnings
   (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                               2011       2010      2009
                            ---------  ---------  --------
                                     (IN MILLIONS)
SEGMENT REVENUES:
Insurance.................. $  15,140  $   8,511  $    337
Investment Management/(1)/.     2,750      2,959     2,941
Consolidation/elimination..       (18)       (29)      (36)
                            ---------  ---------  --------
Total Revenues............. $  17,872  $  11,441  $  3,242
                            =========  =========  ========

 /(1)/Intersegment investment advisory and other fees of approximately $56 million, $62 million and $56 million for 2011, 2010 and 2009, respectively, are included in total revenues of the Investment Management segment.

                                                                            2011      2010     2009
                                                                          --------  -------- --------
                                                                                 (IN MILLIONS)
SEGMENT EARNINGS (LOSS) FROM CONTINUING OPERATIONS, BEFORE INCOME TAXES:
Insurance................................................................ $  4,284  $  2,846 $ (3,879)
Investment Management/(2)/...............................................     (164)      400      588
Consolidation/elimination................................................        4         2       (2)
                                                                          --------  -------- --------
Total Earnings (Loss) from Continuing Operations, before Income Taxes.... $  4,124  $  3,248 $ (3,293)
                                                                          ========  ======== ========

 /(2)/Net of interest expenses incurred on securities borrowed.

                                DECEMBER 31,
                           ----------------------
                              2011        2010
                           ----------  ----------
                                (IN MILLIONS)
SEGMENT ASSETS:
Insurance................. $  153,099  $  150,158
Investment Management.....     11,811      11,130
Consolidation/elimination.         (2)        (12)
                           ----------  ----------
Total Assets.............. $  164,908  $  161,276
                           ==========  ==========

   In accordance with SEC regulations, securities with a fair value of $1,240 million and $1,085 million have been segregated in a special reserve bank custody account at December 31, 2011 and 2010, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act.

21)QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   The quarterly results of operations for 2011 and 2010 are summarized below:

                                                                        THREE MONTHS ENDED
                                                            ------------------------------------------
                                                            MARCH 31  JUNE 30  SEPTEMBER 30 DECEMBER 31
                                                            --------  -------- ------------ -----------
                                                                           (IN MILLIONS)
2011
Total Revenues............................................. $  1,311  $  3,402  $  10,858    $   2,301
                                                            ========  ========  =========    =========
 Earnings (Loss) from Continuing Operations, Net of Income
   Taxes, Attributable to AXA Equitable.................... $   (572) $    741  $   2,824    $     (66)
                                                            ========  ========  =========    =========
Net Earnings (Loss), Attributable to AXA Equitable......... $   (572) $    741  $   2,824    $     (66)
                                                            ========  ========  =========    =========
2010
Total Revenues............................................. $  2,133  $  5,387  $   5,115    $  (1,194)
                                                            ========  ========  =========    =========
Earnings (Loss) from Continuing Operations,................
Net of Income Taxes, Attributable to AXA Equitable......... $    322  $  1,638  $   1,783    $  (1,519)
                                                            ========  ========  =========    =========
Net Earnings (Loss), Attributable to AXA Equitable......... $    322  $  1,638  $   1,783    $  (1,519)
                                                            ========  ========  =========    =========

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

         (a) The following Financial Statements are included in Part B of the Registration Statement:

                The financial statements of AXA Equitable Life Insurance Company and Separate Account A are included in the Statement of Additional Information.

         (b)    Exhibits.

                The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

         1.     (a)    Resolutions of the Board of Directors of The Equitable
                       Life Assurance Society of the United States
                       ("Equitable") authorizing the establishment of the Registrant, previously filed with this Registration
                       Statement No. 333-19925 on January 17, 1997.

                (b) Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

         2.     Not applicable.

         3.     (a)    Distribution Agreement dated January 1, 2000 for
                       services by The Equitable Life Assurance Society of the
                       United States to AXA Network, LLC and its subsidiaries previously filed with this Registration Statement, (File
                       No. 333-19925), on April 20, 2001.

                (b) Transition Agreement dated January 1, 2000 for services by AXA Network LLC and its subsidiaries to The Equitable Life Assurance Society of the United States previously filed with this Registration Statement, (File
                       No. 333-19925), on April 20, 2001.

                (c) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, (File No. 2-30070), filed April 19, 2004.

                (c)(i) First Amendment dated as of January 1, 2003 to General
                       Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

                (c)(ii)Second Amendment dated as of January 1, 2004 to General
                       Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

               (c)(iii)Third Amendment dated as of July 19, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                (c)(iv)Fourth Amendment dated as of November 1, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                (c)(v) Fifth Amendment dated as of November 1, 2006, to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

                (c)(vi)Sixth Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

               (c)(vii)Seventh Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                       Exhibit 3(r), filed on April 20, 2009.

              (c)(viii)Eighth Amendment dated as of November 1, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                       Exhibit 3(s), filed on April 20, 2009.

                (c)(ix)Ninth Amendment dated as of November 1, 2011 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

                (d) Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

                (d)(i) First Amendment dated as of January 1, 2001 to the
                       Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

                (d)(ii)Second Amendment dated as of January 1, 2012 to the
                       Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors LLC incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

                (e) Distribution and Servicing Agreement dated as of May 1, 1994 among EQ Financial Consultants, Inc. (now AXA Advisors, LLC), Equitable and Equitable Variable incorporated herein by reference to Exhibit 1-A(8) to Registration Statement on Form S-6, File No. 333-17663, filed on December 11, 1996.

                (f) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit
                       No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

                (g) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit
                       No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

         4. Forms of Variable Immediate Annuity contracts, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

         5. Form of application, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

         6.     (a)    Restated Charter of AXA Equitable, as amended August 31,
                       2010, incorporated herein by reference to Registration
                       Statement on Form N-4, (File No. 333-05593), filed on
                       April 24, 2012.

                (b) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File
                       No. 333-05593), filed on April 20, 2006.

         7.     Not applicable.

         8.     (a)    Amended and Restated Participation Agreement among EQ
                       Advisors Trust, AXA Equitable Life Insurance Company
                       ("AXA Equitable"), AXA Distributors and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor's
                       Trust Registration Statement on Form N-1A (File No.
                       333-17217 and 811-07953), filed on February 7, 2003.

                (a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

                (a)(ii)Amendment No. 2, dated July 9, 2004, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

               (a)(iii)Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

                (a)(iv)Amendment No. 4, dated May 1, 2005, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

                (a)(v) Amendment No. 5, dated September 30, 2005, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

                (a)(vi)Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

               (a)(vii)Amendment No. 7, dated May 1, 2007, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

              (a)(viii)Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

                (a)(ix)Amendment No. 9, dated May 1, 2008, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

                (a)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

                (a)(xi)Amendment No. 11, dated May 1, 2009, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

               (a)(xii)Amendment No. 12, dated September 29, 2009, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

              (a)(xiii)Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

               (a)(xiv)Amendment No. 14, dated December 15, 2010, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

                (a)(xv)Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

                (b) Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on December 10, 2001.

                (b)(i) Amendment No. 1, dated as of August 1, 2003 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

                (b)(ii)Amendment No. 2, dated as of May 1, 2006 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

               (b)(iii)Amendment No. 3, dated as of May 25, 2007 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

         9. Opinion and Consent of Dodie Kent, Esq., Vice-President and Associate General Counsel, filed herewith.

         10.    (a)    Consent of PricewaterhouseCoopers LLP, filed herewith.

                (b)    Powers of Attorney, filed herewith.

         11.    Not applicable.

         12.    Not applicable.

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

 NAME AND PRINCIPAL                     POSITIONS AND OFFICES WITH
 BUSINESS ADDRESS                       AXA EQUITABLE
 ------------------                     -------------------------------------

 DIRECTORS

 Henri de Castries                      Director
 AXA
 25, Avenue Matignon
 75008 Paris, France

 Denis Duverne                          Director
 AXA
 25, Avenue Matignon
 75008 Paris, France

 Barbara Fallon-Walsh                   Director
 8 Highcroft Lane
 Malvern, PA 19355

 Charlynn Goins                         Director
 30 Beekman Place, Apt. 8A
 New York, NY 10022

 Danny L. Hale                          Director
 900 20th Avenue South
 Nashville, TN 37212

 Anthony J. Hamilton                    Director
 AXA UK plc
 5 Old Broad Street
 London, England EC2N 1AD

 Peter S. Kraus                         Director
 AllianceBernstein Corporation
 1345 Avenue of the Americas
 New York, NY 10105

 Ramon de Oliveira                      Director
 Investment Audit Practice, LLC
 70 South Fifth Street
 Park Ridge, NJ 07656

 Bertram Scott                          Director
 7129 Fairway Vista Drive
 Charlotte, NC 28226

 Lorie A. Slutsky                       Director
 The New York Community Trust
 909 Third Avenue
 New York, NY 10022

 Ezra Suleiman                          Director
 Princeton University
 Corwin Hall
 Princeton, NJ 08544

Richard C. Vaughan                     Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR
----------------

*Mark Pearson                          Director, Chairman of the Board and
                                       Chief Executive Officer

*Andrew J. McMahon                     Director and President

OTHER OFFICERS
--------------

*Anders B. Malmstrom                   Senior Executive Vice President
                                       and Chief Financial Officer

*Andrea M. Nitzan                      Executive Vice President
                                       (acting Principal Accounting Officer)

*Bertrand Poupart-Lafarge              Executive Vice President,
                                       Chief Investment Officer and
                                       Treasurer

*Michael B. Healy                      Executive Vice President
                                       and Chief Information Officer

*Salvatore Piazzolla                   Senior Executive Vice President

*Mary Fernald                          Senior Vice President and Chief
                                       Underwriting Officer

*David Kam                             Senior Vice President and Actuary

*Kevin E. Murray                       Executive Vice President

*Anne M. Katcher                       Senior Vice President and Senior
                                       Actuary

*Anthony F. Recine                     Senior Vice President, Chief
                                       Compliance
                                       Officer and Deputy General Counsel

*Karen Field Hazin                     Vice President, Secretary and
                                       Associate
                                       General Counsel

*Dave S. Hattem                        Senior Vice President and General
                                       Counsel

*Michel Perrin                         Senior Vice President and Actuary

*Naomi J. Weinstein                    Vice President

*Charles A. Marino                     Executive Vice President and Chief
                                       Actuary

*Nicholas B. Lane                      Senior Executive Vice President and
                                       President, Retirement Savings

*David W. O'Leary                      Executive Vice President

*Robert O. Wright, Jr.                 Executive Vice President

*Amy J. Radin                          Senior Executive Vice President and
                                       Chief Marketing Officer

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

         Separate Account A of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable. AXA Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), a publicly traded company.

         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         (a) The AXA Group Organizational Charts June 1st 2011 are incorporated herein by reference to Exhibit 26 to Registration Statement (File
No. 333-178750) on Form N-4 filed December 23, 2011.

         (b) The AXA Financial, Inc. - Subsidiary Organization Chart: Q4-2011 is incorporated herein by reference to Exhibit 26(b) to Registration Statement (File No. 333-05593) on Form N-4 filed April 24, 2012.

Item 27. Number of Contractowners

         As of July 31, 2012, there were 761 Qualified Contract Owners and 501 Non-Qualified Contract Owners of the Variable Immediate Annuity Contracts offered by the Registrant under this Registration Statement.

Item 28. Indemnification

         (a)    Indemnification of Directors and Officers

                The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

                7.4    Indemnification of Directors, Officers and Employees.

                       (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                              (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                              (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                              (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                       (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

         The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U. S. Specialty Insurance, St. Paul Travelers, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $100 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)    Indemnification of Principal Underwriters

         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, Inc. and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, Inc. and AXA Advisors, LLC.

         (c)    Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49, 70 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A and MONY America Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301 and I, and MONY's MONY Variable Account S, and Keynote Series Account. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC is 1290 Avenue of the Americas, NY,
NY 10104.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                     POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                       (AXA ADVISORS LLC)
------------------                     --------------------------------------

*Andrew J. McMahon                     Director, Chief Financial Protection
                                       & Wealth Management Officer

*Christine Nigro                       President and Director

*Anders B. Malmstrom                   Director

*Amy J. Radin                          Director

*Manish Agarwal                        Director

*Nicholas B. Lane                      Director and Chief Retirement
                                       Services Officer

*Robert O. Wright, Jr.                 Director, Chairman of the Board and
                                       Chief Sales Officer

*Frank Massa                           Chief Operating Officer

*Philip Pescatore                      Chief Risk Officer

*William Degnan                        Senior Vice President

*David M. Kahal                        Senior Vice President

*George Papazicos                      Senior Vice President

*Vincent Parascandola                  Senior Vice President

*Robert P. Walsh                       Vice President and Chief Anti-Money
                                       Laundering Officer

*Page Pennell                          Vice President and Acting
                                       Broker-Dealer
                                       Chief Compliance Officer

*Maurya Keating                        Vice President, Chief Broker Dealer
                                       Counsel and Acting Investment
                                       Advisors Chief Compliance Officer

*Francesca Divone                      Secretary

*Susan Vesey                           Assistant Secretary

*Denise Tedeschi                       Assistant Vice President and Assistant
                                       Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
------------------                 --------------------------------------------

*Nicholas B. Lane                  Director, Chairman of the Board, President,
                                   Chief Executive Officer and Chief Retirement
                                   Savings Officer

*Andrew J. McMahon                 Director and Chief Financial Protection
                                   & Wealth Management Officer

*Michael P. McCarthy               Director, Senior Vice President and
                                   National Sales Manager

*David W. O'Leary                  Executive Vice President

*Nelida Garcia                     Senior Vice President

*Peter D. Golden                   Senior Vice President

*Kevin M. Kennedy                  Senior Vice President

*Harvey T. Fladeland               Senior Vice President

*Windy Lawrence                    Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Timothy P. O'Hara                 Senior Vice President

*Michael Schumacher                Senior Vice President

*John C. Taroni                    Vice President and Treasurer

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Gregory Lashinsky                 Assistant Vice President - Financial
                                   Operations Principal

*Robert P. Walsh                   Vice President and Chief AML Officer

*Francesca Divone                  Secretary

*Susan Vesey                       Assistant Secretary

         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, NY 10104, 135 West 50th Street, New York, NY 10020 and 500 Plaza Drive, Secaucus, NJ 07096.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         AXA Equitable represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the Contracts.

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 30th day of August, 2012.

                              SEPARATE ACCOUNT A OF
                              AXA EQUITABLE LIFE INSURANCE COMPANY
                                             (Registrant)

                              By:  AXA Equitable Life Insurance Company
                                             (Depositor)

                              By:  /s/ Dodie Kent
                                   ----------------------------------
                                   Dodie Kent
                                   Vice President and Associate General Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 30th day of August, 2012.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Associate
                                              General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer
                               and Director

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Vice President
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Vice President (acting Principal
                               Accounting Officer)

*DIRECTORS:

Mark Pearson                 Danny L. Hale        Ramon de Oliveira
Henri de Castries            Anthony J. Hamilton  Bertram Scott
Denis Duverne                Peter S. Kraus       Lorie A. Slutsky
Barbara Fallon-Walsh         Andrew J. McMahon    Ezra Suleiman
Charlynn Goins                                    Richard C. Vaughan

*By:  /s/ Dodie Kent
      -------------------------
      Dodie Kent
      Attorney-in-Fact
      August 30, 2012

                                 EXHIBIT INDEX

EXHIBIT NO.                       DESCRIPTION                        TAG VALUES
-----------                       -----------                        ----------

  9          Opinion and consent of Dodie Kent                       EX-99.9

  10(a)      Consent of PricewaterhouseCoopers LLP                   EX-99.10a

  10(b)      Powers of Attorney                                      EX-99.10b